As filed with the Securities and Exchange Commission on December 11, 2009

File No. 33-5852

File No. 811-4676

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 76

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 78

HARBOR FUNDS

(Exact name of Registrant as Specified in Charter)

111 South Wacker Drive, 34th Floor,

Chicago, Illinois 60606

(Address of Principal Executive Offices)

(312) 443-4400

(Registrant’s Telephone Number, including Area Code)

DAVID G. VAN HOOSER	CHRISTOPHER P. HARVEY, ESQ.
Harbor Funds	Dechert LLP
111 South Wacker Drive — 34th Floor	200 Clarendon Street — 27th Floor
Chicago, Illinois 60606	Boston, MA 02116

(Name and address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)	☐ on pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☒ on March 1, 2010 pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Index to Exhibits is located at page C-9.

SUBJECT TO COMPLETION

Prospectus

March 1, 2010

Domestic Equity Funds

Growth Funds

Harbor Capital Appreciation Fund
Institutional Class	HACAX
Administrative Class	HRCAX
Investor Class	HCAIX

Harbor Mid Cap Growth Fund
Institutional Class	HAMGX
Administrative Class	HRMGX
Investor Class	HIMGX

Harbor Small Cap Growth Fund
Institutional Class	HASGX
Administrative Class	HRSGX
Investor Class	HISGX

Value Funds

Harbor Large Cap Value Fund
Institutional Class	HAVLX
Administrative Class	HRLVX
Investor Class	HILVX

Harbor Mid Cap Value Fund
Institutional Class	HAMVX
Administrative Class	HRMVX
Investor Class	HIMVX

Harbor Small Cap Value Fund
Institutional Class	HASCX
Administrative Class	HSVRX
Investor Class	HISVX

Harbor Small Company Value Fund
Institutional Class	HASMX
Administrative Class	HRSMX
Investor Class	HISMX

The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Fund and Service Providers	Back Cover
Additional Information	Back Cover

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Harbor Funds’ Board of Trustees may change a Fund’s investment goal without shareholder approval.

Harbor Capital Appreciation Fund Fund Summary	Institutional Class HACAX Administrative Class HRCAX Investor Class HCAIX

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	x.xx%	x.xx%	x.xx%
Total Annual Fund Operating Expenses	x.xx%	x.xx%	x.xx%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx
Investor	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was xx%.

Principal Investment Strategy

Principal Style Characteristics: Mid to large cap growth stocks

The Fund invests primarily in equity securities, principally common and preferred stocks, of U.S. companies with market capitalizations of at least $1 billion at the time of purchase and that the Subadviser considers to have above average prospects for growth.

The Subadviser uses a bottom-up approach, researching and evaluating individual companies, to manage the Fund’s portfolio. This research includes visits to companies and discussions with company management.

In selecting stocks for the Fund’s portfolio, the Subadviser looks for companies that it believes have the following financial characteristics:

•	Superior absolute and relative earnings growth

•	Superior sales growth, improving sales momentum and high levels of unit growth

•	High or improving profitability

•	Strong balance sheets

In addition, the Subadviser looks for companies that have actually achieved or exceeded expected earnings results and, in the opinion of the Subadviser, are attractively valued relative to their growth prospects.

The Subadviser focuses on stocks of companies that it believes have distinct attributes such as:

•	Strong market position with a defensible franchise

•	Unique marketing competence

•	Strong research and development leading to superior new product flow

•	Capable and disciplined management

The Subadviser prefers companies that are in the early stages of demonstrating the above financial and other characteristics.

The stocks of mid and large cap companies in the Fund’s portfolio are those the Subadviser expects to maintain or achieve above average earnings growth. The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.

Foreign securities risk: Prices of the Fund’s foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar may reduce the

1

Fund Summary

HARBOR CAPITAL APPRECIATION FUND

unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund[1]
Institutional Class (inception date 12-29-1987)
Before Taxes	%	%	%	%
After Taxes on Distributions	%	%	%	%
After Taxes on Distributions and Sale of Fund Shares	%	%	%	%
Administrative Class (inception date 11-01-2002)
Before Taxes	%	%	%	%
Investor Class (inception date 11-01-2002)
Before Taxes	%	%	%	%
Comparative Indices[2]
Russell 1000® Growth	%	%	%	%
S&P 500%		%	%	%
[1]	Life of Fund returns for the indices shown is measured from the inception date of the Institutional Class shares.

[2]

The indices do not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the indices would be lower. It is not possible to invest directly in an unmanaged index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Jennison Associates LLC

466 Lexington Avenue

New York, NY 10017

Jennison Associates LLC has subadvised the Fund since 1990.

Portfolio Manager

Spiros Segalas Jennison Associates LLC

Mr. Segalas is a Director, the Chief Investment Officer, President and a founding member of Jennison Associates and has managed the Fund since 1990.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

2

Fund Summary

HARBOR CAPITAL APPRECIATION FUND

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$50,000	N/A	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Dividends, Capital Gains and Taxes

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

3

Harbor Mid Cap Growth Fund Fund Summary	Institutional Class HAMGX Administrative Class HRMGX Investor Class HIMGX

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	x.xx%	x.xx%	x.xx%
Total Annual Fund Operating Expenses	x.xx%	x.xx%	x.xx%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx
Investor	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was xx%.

Principal Investment Strategy

Principal Style Characteristics: Mid cap companies with significant capital appreciation potential

The Fund invests primarily in equity securities, principally common and preferred stocks of mid cap companies. We define mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $15 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $15 billion as mid cap companies. As of December 31, 2009, the range of the Index was $x.x billion to $x.x billion, but it is expected to change frequently.

The Subadviser uses a bottom up approach, employing fundamental analysis to identify individual companies for potential investment in the Fund’s portfolio.

In analyzing companies for investment, the Subadviser looks for, among other things, companies that it believes have:

•	Strong earnings growth

•	Improving operating trends

•	Competitive advantages such as a superior management team

•	Attractive relative value within the context of a security’s primary trading market

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies. The Fund’s 80% investment policy can be changed by the Fund upon 60 days advance notice to shareholders. The Fund may invest up to 25% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

Mid cap risk: The Fund’s performance may be more volatile because it invests primarily in mid cap stocks. Mid cap companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.

Foreign securities risk: Prices of the Fund’s foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

4

Fund Summary

HARBOR MID CAP GROWTH FUND

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund[1]
Institutional Class (inception date 11-01-2000)
Before Taxes	%	%	%	%
After Taxes on Distributions	%	%	%	%
After Taxes on Distributions and Sale of Fund Shares	%	%	%	%
Administrative Class (inception date 11-01-2002)
Before Taxes	%	%	%	%
Investor Class (inception date 11-01-2002)
Before Taxes	%	%	%	%
Comparative Index[2]
Russell Midcap® Growth	%	%	%	%
[1]	Life of Fund returns for the index shown is measured from the inception date of the Institutional Class shares.

[2]

The index does not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the index would be lower. It is not possible to invest directly in an unmanaged index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Wellington Management Company, LLP

75 State Street

Boston, MA 02109

Wellington Management Company, LLP has subadvised the Fund since September 20, 2005.

Portfolio Manager

Michael T. Carmen, CFA, CPA Wellington Management Company, LLP Portfolio Manager

Mr. Carmen is a Senior Vice President and Equity Portfolio Manager at Wellington Management Company and has managed the Fund since 2005.

Mario E. Abularach, CFA

Wellington Management Company, LLP

Equity Research Analyst

Mr. Abularach is a Vice President and Equity Research Analyst at Wellington Management Company. Mr. Abularach assists Mr. Carmen by providing portfolio management and securities analysis for the Fund and has since 2006.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock

5

Fund Summary

HARBOR MID CAP GROWTH FUND

Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$50,000	N/A	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Dividends, Capital Gains and Taxes

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

6

Harbor Small Cap Growth Fund Fund Summary	Institutional Class HASGX Administrative Class HRSGX Investor Class HISGX

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	x.xx%	x.xx%	x.xx%
Total Annual Fund Operating Expenses	x.xx%	x.xx%	x.xx%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx
Investor	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was xx%.

Principal Investment Strategy

Principal Style Characteristics: Small cap growth stocks demonstrating consistent or accelerating earnings growth.

The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2009, the range of the Index was $x.x million to $x.x billion, but it is expected to change frequently.

The Subadviser uses a bottom-up approach by first identifying companies that meet the Subadviser’s strict fundamental criteria and then performing a qualitative review on each identified company to select companies for investment in the Fund’s portfolio. This means that the Subadviser’s individual stock selections primarily determine the Fund’s sector weightings. The Subadviser’s research also may include initial personal interviews and continuing contacts with company management.

In selecting stocks for the Fund’s portfolio, the Subadviser looks for companies that it believes possess the following characteristics:

•	Accelerating earnings growth

•	Strong balance sheet

•	Attractive valuation as measured by price/earnings to growth ratio

In addition, the Subadviser prefers companies that it believes possess the following qualitative characteristics:

•	Superior company management

•	Significant insider ownership

•	Unique market position and broad market opportunities

•	Solid financial controls and accounting

Under normal market conditions, the Fund expects to invest in approximately 60 to 70 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities. The Fund’s 80% investment policy can be changed by the Fund upon 60 days’ advance notice to shareholders.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

Small cap risk: The Fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to

7

Fund Summary

HARBOR SMALL CAP GROWTH FUND

mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund[1]
Institutional Class (inception date 11-01-2000)
Before Taxes	%	%	%	%
After Taxes on Distributions	%	%	%	%
After Taxes on Distributions and Sale of Fund Shares	%	%	%	%
Administrative Class (inception date 11-01-2002)
Before Taxes	%	%	%	%
Investor Class (inception date 11-01-2002)
Before Taxes	%	%	%	%
Comparative Index[2]
Russell 2000® Growth	%	%	%	%
[1]	Life of Fund returns for the index shown is measured from the inception date of the Institutional Class shares.

[2]

The index does not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the index would be lower. It is not possible to invest directly in an unmanaged index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Westfield Capital Management Company, L.P.

One Financial Center

Boston, MA 02111

Westfield Capital Management Company, L.P. has subadvised the Fund since its inception in 2000.

Portfolio Managers

Investment decisions are made by consensus of the Westfield Investment Committee, which is made up of Mr. Muggia, Mr. Bauernfeind, Mr. Strobeck, Mr. Meyers, Mr. Emerman, and the securities analysts of Westfield. Mr. Bauernfeind is Westfield’s economist and provides insight to the firm’s overall investment strategy. Mr. Strobeck provides security analysis in Healthcare; Mr. Meyers provides security analysis in Financials and Consumer Services; and Mr. Emerman provides security analysis in Consumer Discretionary and Consumer Staples. In addition, they assist Mr. Muggia with investment decision supervision and overall portfolio flow monitoring.

William Muggia Westfield Capital Management Company, L.P. Lead Portfolio Manager

Mr. Muggia is the President, Chief Investment Officer, Chief Executive Officer, Portfolio Manager and a Partner of Westfield Capital Management Company and has co-managed the Fund since its inception in 2000.

8

Fund Summary

HARBOR SMALL CAP GROWTH FUND

Arthur Bauernfeind, CFA Westfield Capital Management Company, L.P. Portfolio Manager

Mr. Bauernfeind is the Chairman and a Portfolio Manager of Westfield Capital Management Company and has co-managed the Fund since its inception in 2000.

Matthew Strobeck Westfield Capital Management Company, L.P. Portfolio Manager

Mr. Strobeck is a Portfolio Manager and Partner of Westfield Capital Management Company and has co-managed the Fund since 2008.

Ethan Meyers, CFA Westfield Capital Management Company, L.P. Portfolio Manager

Mr. Meyers is a Portfolio Manager and Partner of Westfield Capital Management Company and has co-managed the Fund since its inception in 2000.

Scott Emerman, CFA Westfield Capital Management Company, L.P. Portfolio Manager

Mr. Emerman is a Portfolio Manager and Partner of Westfield Capital Management Company and has co-managed the Fund since 2002.

Buying and Selling Fund Shares

The Fund is closed to new investors.

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$50,000	N/A	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Dividends, Capital Gains and Taxes

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

9

Harbor Large Cap Value Fund Fund Summary	Institutional Class HAVLX Administrative Class HRLVX Investor Class HILVX

Investment Objective

The Fund seeks long-term total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	x.xx%	x.xx%	x.xx%
Total Annual Fund Operating Expenses[1]	x.xx%	x.xx%	x.xx%
[1]

The Adviser has voluntarily agreed to limit the Fund’s operating expenses for the current fiscal year ending October 31, 2010 to 0.71% for the Institutional Class, 0.96% for the Administrative Class, and 1.07% for the Investor Class. This agreement may be terminated at any time, although the Adviser has no present intention to do so.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx
Investor	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was xx%.

Principal Investment Strategy

Principal Style Characteristics: Large cap value stocks

The Fund invests primarily in equity securities, principally common and preferred stocks, of companies with market capitalizations that fall within the range of the Russell 1000® Value Index. As of December 31, 2009, the range of the Index was $x.x billion to $x.x billion, but it is expected to change frequently.

The Subadviser uses a bottom up stock selection approach, employing fundamental and quantitative criteria to identify companies for investment that the Subadviser believes are undervalued. The Subadviser focuses on those companies with sustainable cash flow and the ability to pay and grow dividends over time that the Subadviser believes will deliver superior capital appreciation and income over the long term.

The Subadviser seeks to invest in companies that it believes:

•	Maintain competitive positions within their industries

•	Have strong company management implementing a solid business model

•	Generate attractive and sustainable cash flow

•	Have a commitment to dividends and dividend growth

•	Trade at prices below their future valuation targets

The Subadviser expects to invest the portfolio across a number of sectors with no single sector comprising more than three times the Russell 1000® Value Index’s sector weighting or 40% of the total portfolio, whichever is lower. Under normal market conditions, the Fund expects to invest in approximately 60 to 80 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of large cap equity securities. The Fund’s 80% investment policy can be changed by the Fund upon 60 days’ advance notice to shareholders.

The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks.

Foreign securities risk: Prices of the Fund’s foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies.

10

Fund Summary

HARBOR LARGE CAP VALUE FUND

Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund[1]
Institutional Class (inception date 12-29-1987)
Before Taxes	%	%	%	%
After Taxes on Distributions	%	%	%	%
After Taxes on Distributions and Sale of Fund Shares	%	%	%	%
Administrative Class (inception date 11-01-2002)
Before Taxes	%	%	%	%
Investor Class (inception date 11-01-2002)
Before Taxes	%	%	%	%
Comparative Index[2]
Russell 1000® Value	%	%	%	%
[1]	Life of Fund returns for the index shown is measured from the inception date of the Institutional Class shares.

[2]

The index does not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the index would be lower. It is not possible to invest directly in an unmanaged index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Cohen & Steers Capital Management, Inc.

280 Park Avenue

10th Floor

New York, NY 10017

Cohen & Steers Capital Management, Inc. has subadvised the Fund since June 19, 2007.

Portfolio Manager

Richard E. Helm, CFA Cohen & Steers Capital Management, Inc.

Mr. Helm is a Senior Vice President and heads the large cap value portfolio management team at Cohen & Steers Capital Management and has managed the Fund since 2007.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

11

Fund Summary

HARBOR LARGE CAP VALUE FUND

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$50,000	N/A	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Dividends, Capital Gains and Taxes

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

12

Harbor Mid Cap Value Fund Fund Summary	Institutional Class HAMVX Administrative Class HRMVX Investor Class HIMVX

Investment Objective

The Fund seeks long-term total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	x.xx%	x.xx%	x.xx%
Total Annual Fund Operating Expenses[1]	x.xx%	x.xx%	x.xx%
[1]

The Adviser has voluntarily agreed to limit the Fund’s operating expenses for the current fiscal year ending October 31, 2010 to 0.98% for the Institutional Class, 1.23% for the Administrative Class, and 1.33% for the Investor Class. This agreement may be terminated at any time, although the Adviser has no present intention to do so.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx
Investor	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was xx%.

Principal Investment Strategy

Principal Style Characteristics: Mid cap value stocks of companies with inexpensive fundamentals and recent momentum, relative to their peers

The Fund invests primarily in equity securities, principally common stocks, of mid cap companies that, in the Subadviser’s opinion, are out of favor (undervalued) in the marketplace at the time of purchase and have the potential for appreciation. We define mid cap companies as those with market capitalizations that fall within the range of the Russell Midcap® Index, provided that if the upper end of the capitalization range of that Index falls below $15 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $15 billion as mid cap companies. As of December 31, 2009, the range of the Index was $x.x billion to $x.x billion, but it is expected to change frequently.

The Subadviser’s active investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the Fund in a bottom-up, contrarian value approach. The primary components of the quantitative models are:

•	indicators of fundamental undervaluation, such as low price-to-cash flow ratio or low price-to-earnings ratio,

•	indicators of past negative market sentiment, such as poor past stock price performance,

•	indicators of recent momentum, such as high recent stock price performance, and

•	control of incremental risk relative to the benchmark index.

All such indicators are measured relative to the overall universe of mid cap companies.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies. The Fund’s 80% investment policy can be changed by the Fund upon 60 days advance notice to shareholders.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

Mid cap risk: The Fund’s performance may be more volatile because it invests primarily in mid cap stocks. Mid cap companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid cap stocks may fall out of favor relative to small or large cap stocks, which may cause the Fund to underperform other equity funds that focus on small or large cap stocks.

13

Fund Summary

HARBOR MID CAP VALUE FUND

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund[1]
Institutional Class (inception date 03-01-2002)
Before Taxes	%	%	%	%
After Taxes on Distributions	%	%	%	%
After Taxes on Distributions and Sale of Fund Shares	%	%	%	%
Administrative Class (inception date 11-01-2002)
Before Taxes	%	%	%	%
Investor Class (inception date 11-01-2002)
Before Taxes	%	%	%	%
Comparative Index[2]
Russell Midcap® Value	%	%	%	%
[1]	Life of Fund returns for the index shown is measured from the inception date of the Institutional Class shares.

[2]

The index does not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the index would be lower. It is not possible to invest directly in an unmanaged index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

LSV Asset Management

1 North Wacker Drive

Chicago, IL 60606

LSV Asset Management has subadvised the Fund since September 30, 2004.

Portfolio Managers

Joseph Lakonishok, Ph.D. LSV Asset Management

Mr. Lakonishok is the Chief Executive Officer, a Portfolio Manager and Founding Partner of LSV Asset Management. Mr. Lakonishok is also a William G. Karnes Professor of Finance at the College of Commerce & Business Administration at the University of Illinois at Urbana-Champaign. He has co-managed the Fund since 2004.

Menno Vermeulen, CFA LSV Asset Management

Mr. Vermeulen is a Portfolio Manager, Senior Quantitative Analyst and a Partner of LSV Asset Management. He has co-managed the Fund since 2004.

14

Fund Summary

HARBOR MID CAP VALUE FUND

Puneet Mansharamani LSV Asset Management

Mr. Mansharamani is a Portfolio Manager and Quantitative Analyst at LSV Asset Management. He has co-managed the Fund since 2006.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$50,000	N/A	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Dividends, Capital Gains and Taxes

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

15

Harbor Small Cap Value Fund Fund Summary	Institutional Class HASCX Administrative Class HSVRX Investor Class HISVX

Investment Objective

The Fund seeks long-term total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	x.xx%	x.xx%	x.xx%
Total Annual Fund Operating Expenses	x.xx%	x.xx%	x.xx%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx
Investor	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was xx%.

Principal Investment Strategy

Principal Style Characteristics: Small cap value stocks

The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2009, the range of the Index was $x.x million to $x.x billion, but it is expected to change frequently.

The Subadviser employs a value based investment style by seeking to identify companies with stocks trading at prices below what the Subadviser believes are their intrinsic values. The Subadviser uses a bottom-up approach, employing fundamental and qualitative criteria to identify individual companies for potential investment in the Fund’s portfolio. The Subadviser utilizes relationships with key analysts and industry experts to obtain unbiased and unique research perspectives. The Subadviser employs statistical analysis, designed to seek to limit company specific risk in the Fund’s portfolio. The Fund’s sector weightings are a result of, and secondary to, individual stock selections.

Under normal market conditions, the Fund expects to invest in approximately 55 to 70 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities. The Fund’s 80% investment policy can be changed by the Fund upon 60 days’ advance notice to shareholders.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

Small cap risk: The Fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide

16

Fund Summary

HARBOR SMALL CAP VALUE FUND

some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund[1]
Institutional Class (inception date 12-14-2001)
Before Taxes	%	%	%	%
After Taxes on Distributions	%	%	%	%
After Taxes on Distributions and Sale of Fund Shares	%	%	%	%
Administrative Class (inception date 11-01-2002)
Before Taxes	%	%	%	%
Investor Class (inception date 11-01-2002)
Before Taxes	%	%	%	%
Comparative Index[2]
Russell 2000® Value	%	%	%	%
[1]	Life of Fund returns for the index shown is measured from the inception date of the Institutional Class shares.

[2]

The index does not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the index would be lower. It is not possible to invest directly in an unmanaged index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

EARNEST Partners LLC

1180 Peachtree Street NE

Suite 2300

Atlanta, GA 30309

EARNEST Partners has subadvised the Fund since its inception in 2001.

Portfolio Manager

Paul Viera EARNEST Partners LLC

Mr. Viera is the Chief Executive Officer, a Portfolio Manager and the Founder of EARNEST Partners. He has managed the Fund since its inception in 2001.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

17

Fund Summary

HARBOR SMALL CAP VALUE FUND

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$50,000	N/A	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Dividends, Capital Gains and Taxes

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

18

Harbor Small Company Value Fund Fund Summary	Institutional Class HASMX Administrative Class HRSMX Investor Class HISMX

Investment Objective

The Fund seeks long-term total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	x.xx%	x.xx%	x.xx%
Total Annual Fund Operating Expenses	x.xx%	x.xx%	x.xx%
Expense Reimbursements[1]	x.xx%	x.xx%	x.xx%
Net Total Annual Fund Operating Expenses	0.95%	1.25%	1.32%
[1]	The Adviser has contractually agreed to limit the Fund’s operating expenses through 02-28-2011.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx
Investor	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was xx%.

Principal Investment Strategy

Principal Style Characteristics: Small cap value stocks

The Fund invests primarily in equity securities, principally common and preferred stocks, of small cap companies. We define small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, we will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2008, the range of the Index was $x.x million to $x.x billion, but it is expected to change frequently.

The Subadviser believes that attractive investment opportunities are created when the market overreacts to near-term events, misjudges future outcomes and makes investment decisions based more on emotion than rigorous analysis. The Subadviser seeks to benefit from those investment opportunities by developing, through disciplined, fundamental bottom-up research, an assessment of a company’s intrinsic value. The Subadviser employs a long-term perspective when determining a company’s intrinsic value that is not swayed by shorter-term price fluctuations or market movements, akin to that of a private investor in a company’s business. The Subadviser constructs a portfolio of undervalued companies for the Fund by first utilizing a proprietary quantitative model to evaluate and prioritize all of the companies within the Fund’s capitalization range based on the Subadviser’s estimate of the long-term normalized earning power of each company. The Subadviser then performs fundamental, bottom-up research on those companies identified by the model as attractively valued, focusing on those which it believes:

•	Have a compelling valuation relative to their long-term normalized earnings power

•	Show attractive valuations as a result of market overreactions to near-term events

•	Have an understandable business model and realistic plan to improve the business

•	Show an emerging competitive advantage

Under normal market conditions, the Fund expects to invest in approximately 40 to 60 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities. The Fund’s 80% investment policy can be changed by the Fund upon 60 days’ advance notice to shareholders.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

19

Fund Summary

HARBOR SMALL COMPANY VALUE FUND

Small cap risk: The Fund’s performance may be more volatile because it invests primarily in small cap stocks. Smaller companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

Concentration risk: Because the Fund typically invests in approximately 40 to 60 companies, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return		Quarter/Year
Best Quarter	x.xx	%
Worst Quarter	x.xx	%

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 05-01-2007)
Before Taxes	%	%	%	%
After Taxes on Distributions	%	%	%	%
After Taxes on Distributions and Sale of Fund Shares	%	%	%	%
Administrative Class (inception date 05-01-2007)
Before Taxes	%	%	%	%
Investor Class (inception date 05-01-2007)
Before Taxes	%	%	%	%
Comparative Index[1]
Russell 2000® Value	%	%	%	%
[1]

The index does not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the index would be lower. It is not possible to invest directly in an unmanaged index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Evercore Asset Management, LLC

55 East 52nd Street

New York, NY 10055

Evercore Asset Management, LLC has subadvised the Fund since its inception in 2007.

20

Fund Summary

HARBOR SMALL COMPANY VALUE FUND

Portfolio Managers

The Subadviser will make investment decisions for the Fund using a research team approach. The research team is jointly managed by Andrew Moloff and Greg Sawers. Final authority on all portfolio investments rests with Andrew Moloff as Chief Investment Officer.

Andrew Moloff Evercore Asset Management, LLC

Mr. Moloff is the Chief Investment Officer, a Portfolio Manager and Co-Founder of Evercore Asset Management. He has co-managed the Fund since its inception in 2007.

Greg Sawers Evercore Asset Management, LLC Portfolio Manager (since 2007)

Mr. Sawers is the Chief Executive Officer, a Portfolio Manager and Co-Founder of Evercore Asset Management. He has co-managed the Fund since its inception in 2007.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$50,000	N/A	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Dividends, Capital Gains and Taxes

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

21

The Fund’s Investments

Additional Information about the Funds’ Principal Investments

EQUITY SECURITIES

Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, security futures, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations. Equity investments also may include investments in initial public offerings or secondary offerings.

Information about the Funds’ Other Investments

DERIVATIVE INSTRUMENTS

Each Fund may, but is not required to, use derivatives for any of the following purposes:

■

To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.

■	As a substitute for purchasing or selling securities or foreign currencies.
■	In non-hedging situations, to attempt to profit from anticipated market developments.

In general, a derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency. Examples of derivatives are futures contracts, options, forward contracts, hybrid instruments, swaps, caps, collars and floors.

Even a small investment in certain types of derivatives can have a big impact on a Fund’s portfolio interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase a Fund’s portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of the Fund’s portfolio holdings. If a Fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make a Fund’s portfolio less liquid and harder to value, especially in declining markets.

TEMPORARY DEFENSIVE POSITIONS

In response to extraordinary market, economic or political conditions, each Fund may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.

If a Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

22

The Adviser and Subadvisers

The Adviser

The Adviser provides management services to Harbor Funds.

The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606, is an indirect, wholly-owned subsidiary of Robeco Groep N.V. Founded in 1929 and headquartered in Rotterdam, The Netherlands, Robeco Groep N.V. is one of the world’s oldest asset management organizations. As of December 31, 2009, Robeco Groep N.V., through its investment management subsidiaries, had approximately $x.x billion in assets under management.

The combined assets of Harbor Funds and the pension plans managed by the Adviser were approximately $x.x billion as of December 31, 2009.

Subject to the approval of Harbor Funds’ Board of Trustees, the Adviser establishes and modifies whenever necessary the investment strategies of each Fund. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers. The Adviser evaluates, and allocates each Funds’ assets to, one or more Subadvisers.

The Adviser also:

■	Seeks to ensure quality control in the Subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■	Monitors and measures risk and return results against appropriate benchmarks and recommends whether Subadvisers should be retained or changed.
■	Focuses on cost control.

In order to more effectively manage the Funds, Harbor Funds and the Adviser have been granted an order from the SEC permitting the adviser, subject to the approval of Harbor Funds’ Board of Trustees, to select Subadvisers to serve as portfolio managers for the Harbor Funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements, all without obtaining shareholder approval.

In addition to its investment management services to the Funds, the Adviser administers each Fund’s business affairs. For the year ended October 31, 2009, as shown in the table, each Fund paid the Adviser an advisory fee for these services. The Adviser also has agreed to voluntarily reduce the total expenses of the different share classes for certain Funds for the fiscal year ending October 31, 2010. This agreement is temporary and may be terminated or changed at any time. The Adviser pays a subadvisory fee to each Subadviser out of its own assets. No Fund is responsible for paying any portion of the subadvisory fee to the Subadviser.

ANNUAL ADVISORY FEE RATES

(as a percentage of the Fund’s average net assets)

	Actual Advisory Fee Paid	Contractual Advisory Fee
Growth Funds
Harbor Capital Appreciation Fund	0.60%	0.60%
Harbor Mid Cap Growth Fund	0.75%	0.75%
Harbor Small Cap Growth Fund	0.75%	0.75%
Harbor Small Company Growth Fund	0.75%	0.75%
Value Funds
Harbor Large Cap Value Fund	0.60%	0.60%
Harbor Mid Cap Value Fund	0.75%	0.75%
Harbor Small Cap Value Fund	0.75%	0.75%
Harbor Small Company Value Fund	0.75%	0.75%

A discussion of the factors considered by the Board of Trustees when approving the investment advisory agreements of the Funds is available in Harbor Funds’ semi-annual (for the 6 month period ended April 30) and annual (for the year ended October 31) reports to shareholders.

Each Subadviser that also subadvises a portion of the pension plan assets managed by the Adviser has adopted procedures to reasonably ensure fair asset allocation between the respective Fund and the pension plan. The objectives and investment styles of the respective Harbor Funds match those segments of the pension plan subadvised by the Subadvisers. This allows Harbor Funds and these plans to utilize research and other information on a cost effective basis.

The Adviser monitors the portfolio managers on an on-going basis to collect and update data about their organizations performance.

23

The Adviser and Subadvisers

The Subadvisers and Portfolio Managers

Each Fund’s investments are selected by a Subadviser, which is not affiliated with the Adviser. Information about each Fund’s individual portfolio manager(s) is provided in each Fund’s Fund Summary. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Funds.

24

The Adviser and Subadvisers

Cohen & Steers U.S. Large Cap Value Composite Performance Information

The following table presents the past performance of a composite of certain accounts managed by Cohen & Steers Capital Management (“Cohen & Steers”), which serves as the Subadviser to Harbor Large Cap Value Fund. The Cohen & Steers U.S. Large Cap Value Composite (the “Composite”) is comprised of all fee paying accounts under discretionary management by Cohen & Steers in Cohen & Steers’ U.S. large cap value investment strategy that have investment objectives, policies and strategies substantially similar to those of the Fund. Except to the extent performance has been adjusted to reflect the operating costs of the Fund, Cohen & Steers has prepared and presented the historical performance shown for the Composite in accordance with the Global Investment Performance Standards (GIPS®). The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the Composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Cohen & Steers in managing all large cap value portfolios, with investment objectives, policies and strategies substantially similar to those of the Fund. To calculate the performance of the Composite net of all operating expenses, the annual fund operating expenses payable by the Institutional, Administrative and Investor Class shares of Fund for the fiscal year ended October 31, 2009 were used.

The historical performance of the U.S. Large Cap Value Composite is not that of Harbor Large Cap Value Fund and is not necessarily indicative of the Fund’s future results. The Fund’s actual performance may vary significantly from the past performance of the Composite. While the accounts comprising the Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, certain of the accounts comprising the Composite may not be subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to all accounts in the Composite, they may have had an adverse effect on the performance results of the Composite.

COHEN & STEERS U.S. LARGE CAP VALUE COMPOSITE PERFORMANCE

For the Periods Ended December 31, 2009:
U.S. Large Cap Value Composite*	1 Year	3 Years	Since Inception
Composite net of all Institutional Class operating expenses	%	%	%
Composite net of all Administrative Class operating expenses	%	%	%
Composite net of all Investor Class operating expenses	%	%	%
Composite gross of all operating expenses	%	%	%
Russell 1000® Value Index	%	%	%

	For the Years Ended December 31:
	2005**	2006	2007	2008	2009
Composite net of all Institutional Class operating expenses	3.88%	20.77%	8.45%	-33.80%	%
Composite net of all Administrative Class operating expenses	3.77%	20.46%	8.17%	-33.97%
Composite net of all Investor Class operating expenses	3.72%	20.33%	8.05%	-34.04%
Composite gross of all operating expenses	4.21%	21.69%	9.31%	-33.19%
Russell 1000® Value Index	2.24%	22.25%	-0.17%	-36.85%

*	This is not the performance of Harbor Large Cap Value Fund. As of December 31, 2009, the U.S. Large Cap Value Composite was composed of x accounts, including Harbor Large Cap Value Fund, totaling approximately $x.x million. The inception date of the Composite is August 1, 2005, which reflects the date that the Fund’s portfolio manager began managing assets in this strategy for Cohen & Steers after commencing employment with Cohen & Steers. See the next page for information concerning this portfolio manager’s performance prior to his employment with Cohen & Steers.
**	For the period August 1, 2005 to December 31, 2005.

25

The Adviser and Subadvisers

Prior Fund Performance Information

Prior to commencing his employment with Cohen & Steers, Richard E. Helm, the portfolio manager for the Harbor Large Cap Value Fund served as portfolio manager for WM Advisors, Inc., a registered investment adviser. WM Advisors, Inc. is not affiliated with Cohen & Steers. During that period, he was the portfolio manager for the WM Equity Income Fund, a registered open-end investment company (the “Prior Fund”), which was managed by Mr. Helm in substantially the same manner as he manages the Harbor Large Cap Value Fund. The following table presents the past performance of the Prior Fund for the period of time that the portfolio manager was solely responsible for management of the Prior Fund. The Prior Fund had investment objectives, policies and strategies substantially similar to those of the Harbor Large Cap Value Fund. The performance shown for the Prior Fund is that of its Class A shares, which is the class of shares with a Rule 12b-1 fee of 25 basis points or less that had the highest total annual operating expense ratio. During that period, the Class A shares of the Prior Fund had a higher total annual expense ratio than the Institutional Class of shares of the Harbor Large Cap Value Fund, a lower total annual expense ratio than the Investor Class of shares of the Harbor Large Cap Value Fund and a similar total annual expense ratio to the Administrative Class of shares of the Harbor Large Cap Value Fund.

The portfolio manager was solely responsible for managing the Prior Fund beginning March 15, 2001 through July 29, 2005. The inception date for the performance period shown below is April 1, 2001, which is the first month end date following the portfolio manager taking sole responsibility for managing the Prior Fund. The performance period ends on July 29, 2005, which is the date the portfolio manager ceased managing the Prior Fund.

The historical performance of the Prior Fund is not that of Harbor Large Cap Value Fund, and is not necessarily indicative of the Fund’s future results. Harbor Large Cap Value Fund’s actual performance may vary significantly from the past performance of the Prior Fund.

PRIOR FUND PERFORMANCE

	For the Periods Ended July 29, 2005:
Prior Fund*	1 Year	3 Years	Since Inception
Prior Fund performance (at net asset values)	22.22%	17.51%	10.39%
Russell 1000® Value Index	19.03%	15.76%	7.05%

	For the Periods Ended December 31:
	2002	2003	2004
Prior Fund performance (at net asset values)	-12.82%	29.22%	18.72%
Russell 1000® Value Index	-15.52%	30.03%	16.49%

*	This is not the performance of Harbor Large Cap Value Fund. As of July 29, 2005, the Prior Fund was composed of approximately $2.3 billion in net assets. The performance period runs from April 1, 2001 through July 29, 2005. The total annual operating expenses for the Prior Fund for the fiscal years ended October 31, 2001, 2002, 2003 and 2004 were 0.96%, 0.97%, 0.95% and 0.91%, respectively. The Prior Fund performance does not reflect the imposition of that fund’s Class A sales load. Harbor Large Cap Value Fund does not assess any sales loads.

26

The Adviser and Subadvisers

Evercore Asset Management Small Cap Value Composite Performance Information

The following table presents the past performance of a composite of certain accounts managed by Evercore Asset Management, LLC, which serves as the Subadviser to Harbor Small Company Value Fund. The Evercore Asset Management Small Cap Value Composite (the “Composite”) is comprised of all fee paying accounts under discretionary management by Evercore Asset Management that have investment objectives, policies and strategies substantially similar to those of the Fund. Evercore Asset Management has prepared and presented the historical performance shown for the composite in accordance with the Global Investment Performance Standards (GIPS®). The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the Composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of Evercore Asset Management in managing all small cap value portfolios with investment objectives, policies and strategies substantially similar to those of the Fund. To calculate the performance of the Composite net of all operating expenses, the annual fund operating expenses payable by the Institutional, Administrative and Investor Class shares of the Fund for the fiscal year ended October 31, 2009 were used.

The historical performance of the Evercore Asset Management Small Cap Value Composite is not that of Harbor Small Company Value Fund, and is not necessarily indicative of the Fund’s future results. The Fund commenced operations on May 1, 2007. The Fund’s actual performance may vary significantly from the past performance of the Composite. While the account comprising the Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, certain of the accounts comprising the Composite may not be subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the Composite, they may have had an adverse effect on the performance results of the Composite.

EVERCORE ASSET MANAGEMENT SMALL CAP VALUE COMPOSITE PERFORMANCE

For the Periods Ended December 31, 2009:
Evercore Asset Management Small Cap Value Composite*	1 Year	Since Inception
Composite net of all Institutional Class operating expenses	%	%
Composite net of all Administrative Class operating expenses	%	%
Composite net of all Investor Class operating expenses	%	%
Composite gross of all operating expenses	%	%
Russell 2000® Value Index	%	%

For the Years Ended December 31:
	2006**	2007	2008
Composite net of all Institutional Class operating expenses	%	%	%
Composite net of all Administrative Class operating expenses	%	%	%
Composite net of all Investor Class operating expenses	%	%	%
Composite gross of all operating expenses	%	%	%
Russell 2000® Value Index	%	%	%

*	This is not the performance of Harbor Small Company Value Fund. As of December 31, 2008, the Small Cap Value Composite was composed of x accounts, including the Harbor Small Company Value Fund, totaling approximately $x.x million. The inception date of the Composite was April 1, 2006.
**	For the period April 1, 2006 to December 31, 2006.

27

Your Harbor Funds Account

CHOOSING A SHARE CLASS

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at www.harborfunds.com.

Each of the Harbor Funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Harbor Funds’ separate share classes have different expenses and, as a result, their investment performances will differ. Please note that the Administrative Class shares are available for sale only to eligible retirement plans and other non-retirement accounts maintained by financial intermediaries. Eligible retirement plans consist of qualified retirement plans and Section 457 plans only. The Administrative Class shares are not available through personal plans, such as individual retirement accounts (IRA), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary. When choosing a share class, you should consider the factors below:

Not all classes are available for all Harbor Funds.

Institutional Class	Administrative Class	Investor Class
■ Available to individual and institutional investors ■ No 12b-1 fee ■ Transfer agent fee of up to 0.09% of the average daily net assets ■ $50,000 minimum investment in each Fund

■   Limited only to eligible retirement plans and financial intermediaries

■   12b-1 fee of up to 0.25% of average daily net assets

■   Transfer agent fee of up to 0.09% of the average daily net assets

■   $50,000* minimum investment in each Fund

■   Available to individual and institutional investors

■   12b-1 fee of up to 0.25% of average daily net assets

■   Transfer agent fee of up to 0.21% of the average daily net assets

■   $2,500 minimum investment for regular accounts and $1,000 minimum for IRA and UTMA/UGMA accounts

*	There is no minimum investment for qualified retirement plans and Section 457 plans.

DISTRIBUTION AND SERVICE (12b-1) FEES

Harbor Funds has adopted a distribution plan for each of the Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the Funds pay distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”) for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative and Investor Class shares and may cost you more than paying other types of sales charges.

TRANSFER AGENT FEES

The Funds pay Harbor Services Group, Inc. (the “Shareholder Servicing Agent”) transfer agent fees (specified above) on a per class basis for its services as shareholder servicing agent for each Fund. The Shareholder Servicing Agent uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., annually) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.

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MINIMUM INVESTMENT EXCEPTIONS

Institutional Class

Notwithstanding the $50,000 minimum investment amount, you may purchase Institutional Class shares if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	Shareholders who held shares of Harbor Funds on October 31, 2002 and maintained a balance in a Harbor Funds account (hereinafter referred to as “original shareholders” or “grandfathered shareholders”). You will lose your “grandfathered” status if you deplete your account to a zero balance.

(b)	Shareholders who received all or a portion of a grandfathered account due to death, divorce, a partnership dissolution, or as a gift of shares to a charitable organization.

(c)	Current officers, partners, employees or registered representatives of financial intermediaries which have entered into sales agreements with the Distributor.

(d)	Members of the immediate family living in the same household of any of the persons included in items (a), (b) or (c).

(e)	Current trustees and officers of Harbor Funds.

(f)	Current partners and employees of legal counsel to Harbor Funds.

(g)	Current directors, officers or employees of the Adviser and its affiliates.

(h)	Current directors, officers, or employees of any subadviser to any Harbor Funds.

(i)	Members of the immediate family of any of the persons included in items (e), (f), (g) or (h).

(j)	Any trust, custodian, pension, profit sharing or other benefit plan of the foregoing persons.

(k)	Employer-sponsored retirement plan participants that transfer into a separate account with Harbor Funds within 60 days from withdrawal out of their employer-sponsored retirement plan account at Harbor Funds.

(l)	Individuals that transfer directly into a separate account with Harbor Funds from an omnibus account at Harbor Funds, provided those individuals beneficially owned shares of the same Harbor Fund through the omnibus account for a reasonable period of time, as determined by the Distributor, prior to the transfer.

(m)	Certain wrap and other types of fee based accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the Distributor.

(n)	Employer-sponsored retirement plans and omnibus accounts established by financial intermediaries where the investment in each Fund is expected to meet the minimum investment amount within a reasonable time period as determined by the Distributor.

(o)	Participants in an employer-sponsored retirement plan or 403(b) plan or 457 plan if (i) their employer has made special arrangements for the plan to operate as a group with other plans through a single broker, dealer or financial intermediary; and (ii) all participants in the plan purchase shares of a Harbor Funds through that single broker, dealer or other financial intermediary.

(p)	Certain family trust accounts adhering to standards established by the Distributor.

Administrative Class

Notwithstanding the $50,000 minimum investment amount, you may purchase Administrative Class shares if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	Eligible retirement plans (i.e., qualified retirement plans and Section 457 plans only).

(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class

Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.

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HOW TO PURCHASE SHARES

Harbor Funds will not accept cash, money orders, cashiers checks, official checks, “starter checks”, third-party checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S.

Harbor Funds does not issue share certificates.

Harbor Small Cap Growth Fund is closed to new investors. See the Statement of Additional Information for details regarding this policy.

All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or ACH for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.

Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.

The Funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico the U.S. Virgin Islands and Guam. Certain Funds also are available for sale to certain government approved pension plans in Chile and Peru.

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or
registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

	Open a new account Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Add to an existing account Complete the investment slip included with your most recent confirmation or statement.

Make your check payable to: “Harbor Funds”.

If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

By Telephone Call Harbor Services Group at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone and the Internet.

Add to an existing account

You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our website.

You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our website at www.harborfunds.com.

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HOW TO PURCHASE SHARES

By Wire Wire to: State Street Bank and Trust Company Boston, MA ABA#: 0110 0002 8 Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number

Open a new account

Send the completed account application to the Shareholder Servicing Agent at the address listed under “By Mail.”

Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.

Call the Shareholder Servicing Agent at 800-422-1050 if you are sending a wire of $100,000 or more.

Add to an existing account Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.

By Internet Visit our website at: www.harborfunds.com Please make note of your confirmation number when transacting via the telephone and the Internet.

Add to an existing account

If your account has Internet purchase privileges, you may submit an order to purchase shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.

You must have banking instructions already established on your account to purchase shares through the Internet. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our website.

Through A Financial Intermediary

You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

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Your Harbor Funds Account

HOW TO EXCHANGE SHARES

An exchange is a redemption of shares from one Harbor fund and a purchase of shares in another Harbor fund and may be subject to a redemption fee.

Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.

Class to class exchanges within the same Fund, however, are generally not taxable.

All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Fund. You should consider the differences in investment objectives and expenses of a Fund before making an exchange.

Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.

INSTITUTIONAL CLASS SHAREHOLDERS

This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.

If you are an original shareholder (a shareholder of any Harbor Funds as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor Funds.

If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.

ADMINISTRATIVE CLASS SHAREHOLDERS

You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor Funds available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class shares of another Harbor fund if such class of shares is available through your retirement plan.

INVESTOR CLASS SHAREHOLDERS

If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund. Your exchanges out of the Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund into another Harbor fund would be subject to the minimum investment requirements for each Fund and class.

By Mail First class mail to: Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

You may mail an exchange request to the Shareholder Servicing Agent. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

Express or registered mail to: Harbor Services Group, Inc. 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

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Your Harbor Funds Account

HOW TO EXCHANGE SHARES

By Telephone Call Harbor Services Group at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone and the Internet.

If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our website.

By Internet Visit our website at: www.harborfunds.com Please make note of your confirmation number when transacting via the telephone and the Internet.

If your account has Internet exchange privileges, you may submit an order to exchange shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Through A Financial Intermediary

You may exchange Fund shares through an intermediary, such as a broker- dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward exchange orders to the Funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

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Your Harbor Funds Account

HOW TO SELL SHARES

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.

A signature guarantee may be required. See “Shareholder and Account Policies” for more information.

All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Each Fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.

If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.

For information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Neither Harbor Funds nor the Shareholder Servicing Agent is obligated, under any circumstances, to pay interest on redemption proceeds.

Redemption proceeds sent by check that is not cashed within 180 days may be reinvested in your account in the same Fund from which it was redeemed at the current day’s NAV. Redemption proceeds which are reinvested are subject to the risk of loss like any Fund investment.

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or
registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

You may mail a written redemption request to the Shareholder Servicing Agent. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

By Telephone Call Harbor Services Group at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone and the Internet.

If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our website.

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Your Harbor Funds Account

HOW TO SELL SHARES

By Internet Visit our website at: www.harborfunds.com Please make note of your confirmation number when transacting via the telephone and the Internet.

If your account has Internet redemption privileges, you may submit an order to redeem shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.

Through A Financial Intermediary

You may redeem Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward redemption requests to the Funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

35

Shareholder and Account Policies

Transaction and Account Policies

IMPORTANT INFORMATION ABOUT OPENING AN ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless such information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes are still permitted for mailing); and
■	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

RIGHTS RESERVED BY HARBOR FUNDS

Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone or mail; (2) to refuse any purchase or exchange order; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering Fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.

EXCESSIVE TRADING/MARKET-TIMING

Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to seek to discourage excessive short-term trading.

Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap securities. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.

The Funds’ Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.

36

Shareholder and Account Policies

You may make up to four round trips in the same Fund in a 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30 day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those same shares on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30 day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.

Harbor Funds will limit for a period of 60 days future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor Funds. Funds at greater risk for market timing activity impose a redemption fee on shares redeemed within short periods of time. As described under “Pricing of Fund Shares”, Harbor Funds has also implemented fair value pricing procedures which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy are not deemed accepted by a Fund.

The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an automatic investment, exchange or withdrawal plan; (vii) transactions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.

When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.

In addition, some financial intermediaries may impose their own restrictions on short-term trading which may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.

37

Shareholder and Account Policies

For those Funds that charge a redemption fee, Harbor Funds seeks to apply its redemption fee policy to all accounts except those accounts identified as non-applicable in the respective Fund’s Prospectus under “Redemption Fees”. In some cases, Harbor Funds permits financial intermediaries to charge redemption fees in accordance with their own policies in place of Harbor Funds’ when Harbor Funds determines that the intermediary’s redemption fee policy is reasonably designed and sufficiently similar to Harbor Funds’. Harbor Funds is encouraging those intermediaries that are not subject to the redemption fee policy because they do not have the capability to apply the redemption fee to their underlying customers’ accounts to develop that capability. Harbor Funds seeks to apply its redemption fee policy to those accounts soon after the intermediary indicates it has developed that capability. There is no assurance that Harbor Funds will successfully identify all intermediaries that are subject to the redemption fee policy or that intermediaries which do assess redemption fees will do so properly.

The trading history of accounts under common ownership or control within any of the Harbor Funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Each Fund’s full portfolio holdings are published quarterly on the 15th day following quarter end on www.harborfunds.com. In addition, the Funds’ top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on www.harborfunds.com. This information is available on Harbor Funds’ website for the entire quarter.

Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

PRICING OF FUND SHARES

Each Fund’s share price, called its net asset value or NAV per share, is calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is not calculated, and the Funds do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Each of the Funds generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or pricing services. In the case of fixed income securities and non-exchange traded derivative instruments, market value is generally determined using prices provided by independent pricing services. The prices provided by independent pricing services reflect the pricing service’s assessment using various market inputs of what it believes are the fair market values of the securities at the time of pricing. Those market inputs include recent transaction prices for the securities and dealer quotations, transaction prices for what the pricing service believes are similar securities and various relationships between factors such as interest rate changes and security prices which are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the pricing service often does not have as a market input current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the price supplied by the pricing service may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

When reliable market quotations or prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. A Fund may also use fair

38

Shareholder and Account Policies

value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by a pricing service for the same securities. This means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or prices supplied by a pricing service. The fair value prices used by the Fund may also differ from the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.

Share prices are normally available after 7:00 p.m. Eastern time by calling 800-422-1050 or visiting www.harborfunds.com.

PAYING FOR SHARES BY CHECK

If you purchase Fund shares by check:

■	No third-party checks, starter checks, money orders, cashiers checks, official checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	You may subsequently sell the shares purchased by check, but the proceeds may not be available for up to 10 business days to ensure that your check has cleared.
■	You can avoid the 10 business day holding period by purchasing shares via wire. Use of ACH will reduce the holding period to up to 3 business days.

IN-KIND REDEMPTIONS

Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in kind would be valued for this purpose by the same method as is used to calculate the Fund’s net asset value per share. Redemptions, whether made in cash or in kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

ACCOUNTS BELOW SHARE CLASS MINIMUMS

If due to redemptions, your account balance falls below the required minimum investment for the class of shares in which you are invested, the Shareholder Servicing Agent may ask that the account balance be increased. If your account balance is not increased within 60 days, the Shareholder Servicing Agent reserves the right to redeem your account in full, at the then current NAV. For those Harbor funds with a $50,000 Institutional Class minimum required investment, the Shareholder Servicing Agent reserves the right to exchange your Institutional Class shares at the then current NAV for shares of that Fund’s Investor Class.

Shareholders seeking to establish accounts with amounts that are below the $50,000 Institutional Class minimum required investment for the applicable Harbor fund and who are not eligible for an exemption or waiver of this minimum will automatically be invested in the Investor Class shares for that Fund.

STATEMENTS AND REPORTS

You will receive a confirmation statement after each transaction affecting your account; however, shareholders participating in an automatic plan will receive only quarterly confirmations of all transactions. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact the Shareholder Servicing Agent regarding any errors or discrepancies.

The Funds produce financial reports, which include a list of each Fund’s portfolio holdings, semi-annually and update their prospectuses at least annually.

Unless you instruct Harbor Funds otherwise by contacting the Shareholder Servicing Agent, the Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call the Shareholder Servicing Agent

39

Shareholder and Account Policies

if you would like to receive additional copies of these documents. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

SIGNATURE GUARANTEES

A Medallion signature guarantee is required if any of the following is applicable:

■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address which has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds wired to a bank account other than a bank account of record.

Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion.

A Medallion signature guarantee may be refused if any of the following is applicable:

■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.

How to Obtain a Medallion Signature Guarantee

A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.

If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature.

40

Shareholder and Account Policies

You may receive dividend and capital gain distributions in cash or reinvest them. Dividend and capital gain distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.

This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Fund declares and pays any dividends from net investment income and capital gains at least annually in December. Each Fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Value Fund and Harbor Small Company Value Fund expect any distributions to be primarily from capital gains. The Harbor Large Cap Value Fund expects any distributions to be from both capital gains and net investment income.

For U.S. federal income tax purposes, distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and other factors, and distributions of net short-term capital gain are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so designated by a Fund and certain other conditions, including holding period requirements, are met by the Fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate, as discussed in detail in the Funds’ Statement of Additional Information. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional Fund shares.

Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Otherwise, dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.

When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. Every January, the Funds will send you information about the Fund’s dividends and distributions and any shares you sold during the previous calendar year.

If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service, you may be subject to a backup withholding tax of 28% on your dividends and capital gain distributions, redemptions, exchanges and any other payments to you.

Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if either of the following occur:

■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gain distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.

Dividends and capital gain distribution checks which are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any Fund investment.

Neither Harbor Funds nor the Shareholder Servicing Agent has any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

41

Investor Services

Harbor Funds provides a variety of services to manage your account

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these features or you may download the form from our website at www.harborfunds.com.

ONLINE SERVICES

WWW.HARBORFUNDS.COM

Our website provides to you, 24 hours a day, access to your account information, the ability to conduct transactions, the option to request forms and applications, and offers additional information on each of the Harbor Funds.

In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to www.harborfunds.com and follow the instructions accordingly).

When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.

Transactions submitted through the Internet are subject to the same minimums and terms as other transaction methods.

The Shareholder Servicing Agent uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that the Shareholder Servicing Agent uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, the Shareholder Servicing Agent and the Distributor are not liable for acting on these instructions.

TRANSFER ON DEATH (“TOD”) REGISTRATION

You may indicate on the account application to whom the account will be transferred on your death.

TOD registration is available only for accounts registered in an individual name or as joint tenants with rights of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA, Trust accounts or institutional accounts. TOD registration requires the name(s) of the beneficiary(ies) to be listed on the account registration followed by “TOD, Subject to STA TOD Rules”. Harbor Funds reserves the right to use the term “beneficiaries” in an account registration rather than list each named beneficiary. However, the shareholder must provide the name, address, social security number, and birth date of each beneficiary. Per stirpes designation will not be accepted.

To add TOD registration to an existing account, call the Shareholder Servicing Agent at 800-422-1050 to request the Transfer on Death Registration form and instructions or you may download the form from our website at www.harborfunds.com.

TELEPHONE SERVICES

800-422-1050

Our automated telephone service is available 24 hours a day. It provides you the ability to conduct transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds.

When you establish an account, you will be granted telephone transaction privileges unless you decline them on the application.

Telephone transactions are subject to the same minimums as other transaction methods.

Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by the Shareholder Servicing Agent. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, none of Harbor Funds, the Shareholder Servicing Agent, or the Distributor will be liable for acting on these instructions.

42

Investor Services

Shareholders participating in an automatic investment, exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.

Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.

Your automatic investment plan, automatic exchange plan, automatic withdrawal plan, or dividend exchange plan will be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.

RETIREMENT ACCOUNTS

For information on establishing retirement accounts, please call 800-422-1050.

■

Traditional IRA — an individual retirement account. Your contributions may or may not be deductible, depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.

■	Roth IRA — an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.
■	SEP IRA — an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.
■	Other Retirement Plans — The Funds may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 800-422-1050 to request an Automatic Options form or you may download the form from our website at www.harborfunds.com. Additionally, you may establish an automatic investment plan through our website by logging in to your account at www.harborfunds.com.

AUTOMATIC INVESTMENT PLAN

You may sell the shares, but the proceeds may not be available for up to 3 business days after the initial purchase to ensure that the funds from your account have cleared.

If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future automatic investment plan purchases.

By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital again distribution.

AUTOMATIC EXCHANGE PLAN

You may automatically exchange between Harbor funds either monthly or quarterly. The Fund being exchanged out of and the Fund being exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.

AUTOMATIC WITHDRAWAL PLAN

You may direct Harbor Funds to withdraw a specific dollar amount on a monthly or quarterly schedule. If you have multiple plans, the dollar amount in each plan must be the same.

If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions for you. You should consult your tax adviser.

DIVIDEND EXCHANGE PLAN

You may invest dividends and capital gain distributions from one Fund in shares of another Fund, provided you have opened an account in the other Fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Fund are used to purchase shares in another Fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.

43

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single Fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

		Income From Investment Operations			Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Total Distributions
HARBOR CAPITAL APPRECIATION FUND
Institutional Class
October 31, 2009	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005
Administrative Class
October 31, 2009	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005
Investor Class
October 31, 2009	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005
HARBOR MID CAP GROWTH FUND
Institutional Class
October 31, 2009	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005[f]
Administrative Class
October 31, 2009	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005[f]
Investor Class
October 31, 2009	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005[f]
HARBOR SMALL CAP GROWTH FUND
Institutional Class
October 31, 2009	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005
Administrative Class
October 31, 2009	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005
Investor Class
October 31, 2009	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005

See page 48 for notes to the Financial Highlights.

44

This information has been audited by                                 , an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are incorporated by reference in the Statement of Additional Information, both of which are available upon request.

Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return		Ratio of Total Expenses to Average Net Assets (%)[2]		Ratio of Net Expenses to Average Net Assets (%)		Ratio of Net Investment Income/(Loss) to Average Net Assets (%)		Portfolio Turnover (%)

$	$		%		%		%		%		%

$	$		%		%		%		%		%

$	$		%		%		%		%		%

$	$		%		%		%		%		%

$	$		%		%		%		%		%

$	$		%		%		%		%		%

$	$		%		%		%		%		%

$	$		%		%		%		%		%

$	$		%		%		%		%		%

45

Financial Highlights

		Income From Investment Operations			Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Total Distributions
HARBOR LARGE CAP VALUE FUND
Institutional Class
October 31, 2009	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007[g]
October 31, 2006
October 31, 2005
Administrative Class
October 31, 2009	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007[g]
October 31, 2006
October 31, 2005
Investor Class
October 31, 2009	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007[g]
October 31, 2006
October 31, 2005
HARBOR MID CAP VALUE FUND
Institutional Class
October 31, 2009	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005
Administrative Class
October 31, 2009	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005
Investor Class
October 31, 2009	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005
HARBOR SMALL CAP VALUE FUND
Institutional Class
October 31, 2009	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005
Administrative Class
October 31, 2009	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005
Investor Class
October 31, 2009	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005

See page 48 for notes to the Financial Highlights.

46

Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return		Ratio of Total Expenses to Average Net Assets (%)[2]		Ratio of Net Expenses to Average Net Assets (%)		Ratio of Net Investment Income/(Loss) to Average Net Assets (%)		Portfolio Turnover (%)

$	$		%		%		%		%		%

$	$		%		%		%		%		%

$	$		%		%		%		%		%

$	$		%		%		%		%		%

$	$		%		%		%		%		%

$	$		%		%		%		%		%

$	$		%		%		%		%		%

$	$		%		%		%		%		%

$	$		%		%		%		%		%

47

Financial Highlights

		Income From Investment Operations			Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Total Distributions
HARBOR SMALL COMPANY VALUE FUND
Institutional Class
October 31, 2009	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007[h]
Administrative Class
October 31, 2009	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007[h]
Investor Class
October 31, 2009	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007[h]

[1]	Includes both short-term and long-term capital gains.
[2]	Percentage does not reflect reduction for credit balance arrangements.
[a]	Reflects the Adviser’s waiver, if any, of its management fees and/or other operating expenses.
[b]	The total returns would have been lower had certain expenses not been waived during the periods shown.
[c]	Annualized.
[d]	Unannualized.
[e]	Assets in this class during the period were too small to incur any income or expense.
[f]	Effective September 20, 2005, Harbor Mid Cap Growth Fund appointed Wellington Management Company, LLP as its Subadviser.
[g]	Effective June 19, 2007, Harbor Large Cap Value Fund appointed Cohen & Steers Capital Management, Inc. as its Subadviser.
[h]	For the period May 1, 2007 (inception) through October 31, 2007.

48

Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return	Ratio of Total Expenses to Average Net Assets (%)[2]	Ratio of Net Expenses to Average Net Assets (%)	Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	Portfolio Turnover (%)

$	$

$	$

$	$

49

Harbor Domestic Equity Funds Details

Share prices are available on our website at www.harborfunds.com or by calling 800-422-1050 after 7:00 p.m. Eastern time.

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor funds call 800-422-1050 or visit our website at www.harborfunds.com.

FUND	FUND NUMBER	TICKER SYMBOL	CUSIP NUMBER
DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund
Institutional Class	2012	HACAX	411511504
Administrative Class	2212	HRCAX	411511827
Investor Class	2412	HCAIX	411511819
Harbor Mid Cap Growth Fund
Institutional Class	2019	HAMGX	411511876
Administrative Class	2219	HRMGX	411511793
Investor Class	2419	HIMGX	411511785
Harbor Small Cap Growth Fund
Institutional Class	2010	HASGX	411511868
Administrative Class	2210	HRSGX	411511769
Investor Class	2410	HISGX	411511777
Harbor Large Cap Value Fund
Institutional Class	2013	HAVLX	411511603
Administrative Class	2213	HRLVX	411511751
Investor Class	2413	HILVX	411511744
Harbor Mid Cap Value Fund
Institutional Class	2023	HAMVX	411511835
Administrative Class	2223	HRMVX	411511728
Investor Class	2423	HIMVX	411511736
Harbor Small Cap Value Fund
Institutional Class	2022	HASCX	411511843
Administrative Class	2222	HSVRX	411511710
Investor Class	2422	HISVX	411511694
Harbor Small Company Value Fund
Institutional Class	2028	HASMX	411511421
Administrative Class	2228	HRSMX	411511439
Investor Class	2428	HISMX	411511413

Updates Available

For updates on the Harbor Funds following the end of each calendar quarter, please visit our website at www.harborfunds.com.

50

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

02/2010/200

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050
www.harborfunds.com

For more information

For investors who would like more information about Harbor Funds, the following documents are available upon request:

Annual/Semi-Annual Reports

Additional information about the Funds’ investments is available in the Harbor Funds’ annual and semi-annual reports to shareholders. The Harbor Funds annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus.

Free copies of the annual and semi-annual reports, the SAI, and other information and answers to questions about the Funds are available:

On the Internet:	www.harborfunds.com

By Telephone:	800-422-1050

By Mail:	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202-551-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	http://www.sec.gov

By E-Mail (for a fee):	publicinfo@sec.gov

By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C. 20549-0102

This Prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the Funds are registered for sale.

Investment Company Act File No. 811-4676	FD.P.EF

SUBJECT TO COMPLETION

Prospectus

March 1, 2010

Fixed Income Funds

Harbor High-Yield Bond Fund
Institutional Class	HYFAX
Administrative Class	HYFRX
Investor Class	HYFIX

Harbor Bond Fund
Institutional Class	HABDX
Administrative Class	HRBDX

Harbor Real Return Fund
Institutional Class	HARRX
Administrative Class	HRRRX

Harbor Short Duration Fund
Institutional Class	HASDX
Administrative Class	HRSDX

Harbor Money Market Fund
Institutional Class	HARXX
Administrative Class	HRMXX

The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Fund and Service Providers	Back Cover
Additional Information	Back Cover

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Harbor Funds’ Board of Trustees may change a Fund’s investment goal without shareholder approval.

Harbor High-Yield Bond Fund Fund Summary	Institutional Class HYFAX Administrative Class HYFRX Investor Class HYFIX

Investment Objective

The Fund seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Institutional Class	Administrative Class	Investor Class
Redemption Fee*	1.00%	1.00%	1.00%
*	The 1% fee applies to shares redeemed (by selling, by exchanging to another Harbor fund, or by application of the accounts below share class minimums exchange policy) less than 9 months after purchase. The fee is withheld from redemption proceeds and retained by the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	x.xx%	x.xx%	x.xx%
Total Annual Fund Operating Expenses	x.xx%	x.xx%	x.xx%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx
Investor	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was xx%.

Principal Investment Strategy

Principal Style Characteristics: High-yield bonds

The Fund invests primarily in below investment grade bonds of corporate issuers. These bonds may pay interest on a semi-annual basis (i.e., cash pay bonds) or have a deferred interest feature (i.e., zero coupon bonds). The Fund also may invest in private placements. Only U.S. dollar denominated securities are considered for investment in the Fund.

The Subadviser selects securities using its internally developed proprietary tools. The Subadviser seeks to select securities issued by companies that generally exhibit, or are believed to have the prospect for, positive credit momentum with the potential for credit rating upgrade. The Subadviser seeks to maximize portfolio return and minimize default risk by adhering to the following elements of its philosophy:

•	Bottom-up, fundamental analysis

•	Broad diversification

•	Direct communication with management

•	Monitoring high-yield issuers on a systematic basis

•	Credit committee disciplined approach

•	Comprehensive reporting and risk control systems

The Subadviser conducts an in-depth analysis using proprietary research tools in addition to communicating with management of the issuers to select securities for investment in the Fund and to monitor the selected securities on a systematic basis. All securities in the portfolio are reviewed at least four times a year. As part of the selection and monitoring process, the Subadviser actively seeks to avoid holding securities of issuers that it deems to have a high risk of default.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of below investment grade, high-risk, corporate bonds that are rated below Baa3 by Moody’s or below BBB- by S&P or Fitch, commonly referred to as “high-yield” or “junk bonds”. The Fund’s 80% investment policy can be changed by the Fund upon 60 days advance notice to shareholders.

The Fund may invest up to 20% of its net assets in bank loans and up to 10% of its total assets in equity securities, including common stock. Additionally, the Fund may invest a portion of its assets in credit default swaps and bank loans to corporate issuers.

Duration/Maturity. Although duration may be one of the characteristics considered in security selection, the Fund does not focus on bonds with any particular duration or maturity. The weighted average maturity of the Fund’s portfolio was x.xx years as of December 31, 2009. However, the Fund does not seek to maintain the maturity of the Fund’s portfolio in any particular range.

Credit Quality. The Fund invests primarily in below investment grade securities, but may invest up to 20% of its net assets in investment grade securities, including U.S. Treasury and U.S. government agency securities. As such, the Fund’s average weighted portfolio quality varies from time to time, depending on the level of assets allocated to such securities. The Subadviser does not seek to actively invest in defaulted securities.

1

Fund Summary

HARBOR HIGH-YIELD BOND FUND

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, if the Fund’s portfolio has an average duration of ten years, a 1% increase in interest rates would generally result in a 10% decrease in the Fund’s value.

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Credit risk should be high for the Fund because it invests primarily in below investment grade bonds.

Market risk: Adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

High-yield risk: There is a greater risk that the Fund will lose money because it invests primarily in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities could be incorrect.

Liquidity risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Average Annual Total Returns — As of December 31, 2009

	One Year		Five Years		Ten Years		Life of Fund
Institutional Class (inception date 12-01-2002)
Before Taxes		%		%		%		%
After Taxes on Distributions		%		%		%		%
After Taxes on Distributions and Sale of Fund Shares		%		%		%		%
Administrative Class (inception date 12-01-2002)
Before Taxes		%		%		%		%
Investor Class (inception date 12-01-2002)
Before Taxes		%		%		%		%
Comparative Index[1]
BofA Merrill Lynch US High-Yield		%		%		%		%
[1]

The Index does not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the index would be lower. It is not possible to invest directly in an unmanaged index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

2

Fund Summary

HARBOR HIGH-YIELD BOND FUND

Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Shenkman Capital Management, Inc.

461 Fifth Avenue

22nd Floor

New York, NY 10017

Shenkman Capital Management, Inc. has subadvised the Fund since its inception in 2002.

Portfolio Managers

Shenkman Capital Management, Inc. employs a team approach. Mr. Shenkman is the Chief Investment Officer of the firm and has responsibility for setting strategies and direction with respect to the firm’s investment operations. Mr. Flanagan, as lead portfolio manager of the Fund, has the primary responsibility for the Fund with the assistance of Mr. Whitley.

Mark Shenkman Shenkman Capital Management, Inc.

Mr. Shenkman is the President, Chief Investment Officer and a Director of Shenkman Capital Management and has managed the Fund since its inception in 2002.

Mark Flanagan, CFA, CPA Shenkman Capital Management, Inc.

Mr. Flanagan is an Executive Vice President and Portfolio Manager at Shenkman Capital Management and has managed the Fund since its inception in 2002.

Frank Whitley Shenkman Capital Management, Inc.

Mr. Whitley is an Executive Vice President and Senior Portfolio Manager at Shenkman Capital Management and has managed the Fund since its inception in 2002.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
Individual Retirement Account (IRA)	$1,000	N/A	$1,000
Custodial (UGMA/UTMA)	$1,000	N/A	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Dividends, Capital Gains and Taxes

The Fund declares and pays any capital gains annually in December and declares and pays any dividends from net investment income quarterly. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

3

Harbor Bond Fund Fund Summary	Institutional Class HABDX Administrative Class HRBDX

Investment Objective

The Fund seeks total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class
Management Fees	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	x.xx%	x.xx%
Total Annual Fund Operating Expenses	x.xx%	x.xx%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was xx%.

Principal Investment Strategy

Principal Style Characteristics: Intermediate bonds with overall portfolio rated high quality

The Fund invests primarily in bonds of corporate and governmental issuers located in the U.S. and foreign countries, including emerging markets. Total return includes dividends, interest income, realized and unrealized capital gains and changes in net asset value.

The Subadviser relies on its own proprietary research and analysis to manage the Fund’s portfolio. The Subadviser uses a top-down strategy to focus on broad factors and monetary conditions. These include:

•	Long-term social, political and demographic trends

•	Cyclical business and economic conditions

•	Current market conditions

The Subadviser selects securities that appear to be most undervalued relative to their risk and potential return characteristics. In analyzing the relative attractiveness of sectors, the Subadviser considers the narrowing or widening of yields compared with yields for government and other sectors.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of bonds, which include all types of fixed income securities. These include mortgage-related securities and asset-backed securities. The Fund’s 80% investment policy can be changed by the Fund upon 60 days advance notice to shareholders.

The Fund may invest up to 30% of its total assets in non-U.S. dollar-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets. The Fund also may invest up to 15% of its total assets in securities of issuers based in countries with developing (emerging markets) economies.

The Fund uses derivative securities such as mortgage-backed securities and derivative contracts such as swap agreements, options and futures to take investment positions that more precisely reflect the Subadviser’s expectations of how portfolio securities will perform. The Fund may engage in short selling, which is the sale by the Fund of a borrowed security. Because the Fund is obligated to replace the borrowed security, the Fund would benefit from the short sale if the price of the security declines before it is replaced.

Credit Quality. The Fund will not invest in securities rated lower than B by S&P or equivalently rated by Moody’s or Fitch. The Fund’s average weighted portfolio quality is expected to be at least A. The Fund invests primarily in investment grade securities, but may invest up to 15% of its total assets in below investment grade domestic and foreign securities, commonly referred to as high-yield or junk bonds.

Duration. The Fund’s average duration is normally equal to that of its benchmark, plus or minus two years. The duration of the Barclays Capital Aggregate (U.S.) Bond Index as of December 31, 2009 was x.xx years. Average duration is a weighted average of all bond durations in the Fund’s portfolio, and is an approximate measure of the sensitivity of the market value of the Fund’s holdings to changes in interest rates. If the Fund’s duration is longer than the market’s duration, the Fund would experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your

4

Fund Summary

HARBOR BOND FUND

investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, if the Fund’s portfolio has an average duration of ten years, a 1% increase in interest rates would generally result in a 10% decrease in the Fund’s value.

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment grade bonds.

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities could be incorrect.

Derivatives risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund.

Foreign securities risk: Prices of the Fund’s foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Short sales risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund’s risk of loss on a short sale is potentially unlimited.

Mortgage risk: Mortgage derivatives in the Fund’s portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.

High-yield risk: There is a greater risk that the Fund will lose money because it invests in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund[1]
Institutional Class (inception date 12-29-1987)
Before Taxes	%	%	%	%
After Taxes on Distributions	%	%	%	%
After Taxes on Distributions and Sale of Fund Shares	%	%	%	%
Administrative Class (inception date 11-01-2002)
Before Taxes	%	%	%	%
Comparative Index[2]
Barclays Capital Aggregate (U.S.) Bond	%	%	%	%
[1]	Life of Fund returns for the index shown is measured from the inception date of the Institutional Class shares.

[2]

The index does not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the index would be lower. It is not possible to invest directly in an unmanaged index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns

5

Fund Summary

HARBOR BOND FUND

depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.

Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Pacific Investment Management Company LLC (PIMCO)

840 Newport Center Drive

P.O. Box 6430

Newport Beach,

CA 92658-6430

PIMCO has subadvised the Fund since its inception in 1987.

Portfolio Manager

William Gross PIMCO

Mr. Gross is a Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO and has managed the Fund since its inception in 1987.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*
Regular	$1,000	$50,000
Individual Retirement Account (IRA)	$1,000	N/A
Custodial (UGMA/UTMA)	$1,000	N/A
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Tax Information

The Fund declares and pays any capital gains annually in December and declares and pays any dividends from net investment income quarterly. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

6

Harbor Real Return Fund Fund Summary	Institutional Class HARRX Administrative Class HRRRX

Investment Objective

The Fund seeks maximum real return, consistent with preservation of real capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class
Management Fees	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	0.28%	0.32%
Total Annual Fund Operating Expenses	0.76%	1.05%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$78	$243	$422	$942
Administrative	$107	$334	$579	$1,283

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was xx%.

Principal Investment Strategy

Principal Style Characteristics: Inflation-indexed fixed income securities

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in inflation-indexed bonds of varying maturities issued by the U.S. government, non-U.S. governments, their agencies or instrumentalities, and corporations. The Fund’s 80% investment policy can be changed by the Fund upon 60 days advance notice to shareholders. Assets not invested in inflation-indexed bonds may be invested in other types of fixed income securities.

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure for U.S. Treasury Inflation-Protected Securities (“TIPS”). Inflation-indexed bonds issued by foreign governments are generally adjusted to reflect a comparable inflation index, calculated by that government. “Real return” equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. Foreign currency exposure (from non-U.S. dollar denominated securities or currencies) normally will be limited to 20% of the Fund’s total assets. The Fund also may invest up to 10% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies.

The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy-backs or dollar rolls). The Fund may engage in short selling, which is the sale by the Fund of a borrowed security. Because the Fund is obligated to replace the borrowed security, the Fund would benefit from the short sale if the price of the security declines before it is replaced.

Credit Quality. The Fund’s average weighted portfolio quality is expected to be BBB or better. The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in below investment grade domestic and foreign fixed income securities, commonly referred to as high-yield or junk bonds.

Duration. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Barclays Capital U.S. TIPS Index, which as of December 31, 2009 was x.xx years.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if the Fund’s portfolio has an average of ten years, a 1% increase in interest rates would generally result in a 10% decrease in the Fund’s value.

7

Fund Summary

HARBOR REAL RETURN FUND

A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment grade bonds.

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities could be incorrect.

Derivatives risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund.

Foreign securities risk: Prices of the Fund’s foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Non-diversification risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer and may invest in a relatively small number of issuers it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risks.

Short sales risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund’s risk of loss on a short sale is potentially unlimited.

Mortgage risk: Mortgage derivatives in the Fund’s portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 12-01-2005)
Before Taxes	%	N/A	N/A	%
After Taxes on Distributions	%	N/A	N/A	%
After Taxes on Distributions and Sale of Fund Shares	%	N/A	N/A	%
Administrative Class (inception date 12-01-2005)
Before Taxes	%	N/A	N/A	%
Comparative Index[1]
Barclays Capital U.S. TIPS	%	%	%	%
[1]

The index does not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the index would be lower. It is not possible to invest directly in an unmanaged index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.

8

Fund Summary

HARBOR REAL RETURN FUND

Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Pacific Investment Management Company LLC (PIMCO)

840 Newport Center Drive

P.O. Box 6430

Newport Beach, CA 92658-6430

PIMCO has subadvised the Fund since its inception in 2005.

Portfolio Manager

Mihir Worah PIMCO

Mr. Worah is a Managing Director for PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team and he has managed the Fund since 2007.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*
Regular	$1,000	$50,000
Individual Retirement Account (IRA)	$1,000	N/A
Custodial (UGMA/UTMA)	$1,000	N/A
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Tax Information

The Fund declares and pays any capital gains annually in December and declares and pays any dividends from net investment income quarterly. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

9

Harbor Short Duration Fund Fund Summary	Institutional Class HASDX Administrative Class HRSDX

Investment Objective

The Fund seeks total return that is consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class
Management Fees	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	x.xx%	x.xx%
Interest Expense from Reverse Repurchase Agreements	x.xx%	x.xx%
Total Annual Fund Operating Expenses	x.xx%	x.xx%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was xx%.

Principal Investment Strategy

Principal Style Characteristics: High quality short-term bonds

The Fund invests primarily in short-term (up to 3 years maturity) high-quality fixed income securities of corporate and governmental issuers located in the U.S. and foreign countries.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of all types of fixed income securities. These include bonds, mortgage-related securities, asset-backed securities and other types of financial instruments. The Fund’s 80% investment policy can be changed by the Fund upon 60 days advance notice to shareholders.

At least 60% of the Fund’s net assets will be invested in securities of U.S. issuers and 80% of its net assets will be U.S. dollar-denominated. No more than 25% of its net assets will be invested in a single country other than the U.S.

The Fund uses derivative securities such as mortgage-backed securities and derivative contracts such as options and futures to take investment positions that more precisely reflect the Subadviser’s expectations of how a security in the Fund’s portfolio may perform. The Fund may engage in short selling, which is the sale by the Fund of a borrowed security. Because the Fund is obligated to replace the borrowed security, the Fund will benefit from the short sale if the price of the security declines before it is replaced.

Credit Quality. The Fund invests primarily in high grade securities, but may invest in medium grade securities, which are securities rated BBB. The Fund will not invest in securities rated lower than BBB. The Fund’s average weighted portfolio quality is generally AA or higher.

Duration. The Fund’s average weighted portfolio duration normally varies within one year (plus or minus) of the duration of the BofA Merrill Lynch 1-3 Year US Treasury Index, but will not exceed three years. The duration of the BofA Merrill Lynch 1-3 Year US Treasury Index as of December 31, 2009 was x.xx years. Duration is an approximate measure of the sensitivity of the market value of the Fund’s holdings to changes in interest rates. If the Fund’s average duration is longer than the market’s, the Fund would experience a greater change in the value of its assets when interest rates are rising or falling than would the market as a whole.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates and are usually more volatile than securities with shorter durations. For example, if the Fund’s portfolio has an average duration of ten years, a 1% increase in interest rates would generally result in a 10% decrease in the Fund’s value.

Credit risk: The issuer of a security owned by the Fund or the counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment grade bonds.

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

10

Fund Summary

HARBOR SHORT DURATION FUND

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities could be incorrect.

Derivatives risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund.

Foreign securities risk: Prices of the Fund’s foreign securities holdings may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Short sales risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund’s risk of loss on a short sale is potentially unlimited.

Mortgage risk: Mortgage derivatives in the Fund’s portfolio may have especially volatile prices because the embedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Average Annual Total Returns – As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund[1]
Institutional Class (inception date 01-01-1992)
Before Taxes	%	%	%	%
After Taxes on Distributions	%	%	%	%
After Taxes on Distributions and Sale of Fund Shares	%	%	%	%
Administrative Class (inception date 11-01-2002)
Before Taxes	%	%	N/A	%
Comparative Index[2]
BofA Merrill Lynch 1-3 Year US Treasury	%	%	%	%
[1]	Life of Fund returns for the index shown is measured from the inception date of the Institutional Class shares.

[2]

The index does not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the index would be lower. It is not possible to invest directly in an unmanaged index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.

Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Fischer Francis Trees & Watts, Inc.

200 Park Avenue

New York, NY 10166

Fischer Francis Trees & Watts, Inc. has subadvised the Fund since its inception in 1992.

11

Fund Summary

HARBOR SHORT DURATION FUND

Portfolio Manager

Kenneth O’Donnell, CFA Fischer Francis Trees & Watts, Inc.

Mr. O’Donnell is a Portfolio Manager at Fischer Francis Trees & Watts and has managed the Fund since 2003.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*
Regular	$1,000	$50,000
Individual Retirement Account (IRA)	$1,000	N/A
Custodial (UGMA/UTMA)	$1,000	N/A
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Tax Information

The Fund declares and pays any capital gains annually in December and declares and pays any dividends from net investment income monthly. The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

12

Harbor Money Market Fund Fund Summary	Institutional Class HARXX Administrative Class HRMXX

Investment Objective

The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class
Management Fees	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	x.xx%	x.xx%
Total Annual Fund Operating Expenses	x.xx%	x.xx%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year		Three Years		Five Years		Ten Years
Institutional	$	xx	$	xx	$	xx	$	xx
Administrative	$	xx	$	xx	$	xx	$	xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was xx%.

Principal Investment Strategy

Principal Style Characteristics: Very short-term high quality money market instruments

The Fund invests in U.S. dollar-denominated money market securities. These may include obligations issued by:

•	U.S. government and its agencies and instrumentalities

•	U.S. states and municipalities

•	U.S. and foreign banks

•	Corporate issuers

•	Foreign governments

•	Multinational organizations such as the World Bank

The Subadviser selects securities for the Fund’s portfolio by:

•

Allocating assets and actively trading among issuer sectors, such as U.S. treasuries, corporate issuers, U.S. government agencies, etc., while focusing on sectors that appear to have the greatest near-term return potential.

•	Focusing on securities that appear to offer the best relative value based on an analysis of their credit quality and interest rate sensitivity.

The Fund may invest more than 25% of its assets in securities in the banking industry. The Fund may invest in all types of money market securities, including commercial paper, certificates of deposit, bankers’ acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities.

Minimum Credit Quality. At least 95% of the Fund’s investments are rated in the rating agencies’ highest short-term rating category or are unrated securities the Subadviser determines to be of equivalent quality.

Maximum Maturity. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less. The securities held in the Fund’s portfolio have a remaining maturity of 397 days or less.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund’s portfolio.

Credit risk: The issuer or guarantor of a security owned by the Fund could default on its payment obligations, become insolvent or its credit rating could be downgraded.

Selection risk: The Subadviser’s judgment about the attractiveness or value of a particular issuer’s securities could be incorrect.

Foreign securities risk: Prices of the Fund’s foreign securities holdings may go down because of unfavorable foreign government actions, political instability or the more limited availability of accurate information about foreign issuers.

Concentration risk: The Fund may invest more than 25% of its assets in securities in the banking industry. As a result, the Fund’s performance may depend to a large extent on the overall condition of that industry.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide

13

Fund Summary

HARBOR MONEY MARKET FUND

some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information, including the Fund’s current 7-day SEC yield, please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Average Annual Total Returns – As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund[1]
Harbor Money Market Fund
Institutional Class (inception date 12-29-1987)%		%	%	%
Administrative Class (inception date 11-01-2002)%		%	N/A	%
Comparative Index[2]
BofA Merrill Lynch 3-Month US Treasury Bill	%	%	%	%
Current 7- Day SEC Yield for Period Ended December 31, 2009
Institutional Class		x.xx%
Administrative Class		x.xx%
[1]	Life of Fund returns for the index shown is measured from the inception date of the Institutional Class shares.

[2]

The index does not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the index would be lower. It is not possible to invest directly in an unmanaged index.

Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Fischer Francis Trees & Watts, Inc.

200 Park Avenue

New York, NY 10166

Fischer Francis Trees & Watts, Inc. has subadvised the Fund since its inception in 1987.

Portfolio Manager

Kenneth O’Donnell, CFA Fischer Francis Trees & Watts, Inc.

Mr. O’Donnell is a Portfolio Manager at Fischer Francis Trees & Watts and has managed the Fund since 2003.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*
Regular	$1,000	$50,000
Individual Retirement Account (IRA)	$1,000	N/A
Custodial (UGMA/UTMA)	$1,000	N/A
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

14

Fund Summary

HARBOR MONEY MARKET FUND

Tax Information

The Fund declares and pays any capital gains annually in December. The Fund declares any dividends from net investment income daily and pays the dividends monthly. The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

15

The Funds’ Investments

Additional Information about the Funds’ Principal Investments

FIXED INCOME SECURITIES

Harbor High-Yield Bond Fund invests primarily in below investment grade bonds.

Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may invest in any type of fixed income securities.

Harbor Real Return Fund invests primarily in inflation-indexed bonds.

Harbor Money Market Fund invests exclusively in U.S. dollar-denominated money market securities.

Fixed income securities include bonds (including bond units), notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, loan participations and assignments, Eurodollar and Yankee dollar instruments, preferred stocks, money market instruments and certain types of derivative instruments.

Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, inflation indexed, zero coupon, contingent, deferred, payment in-kind and auction rate features.

Money market securities include commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements, short-term U.S. Treasuries and other short-term debt securities.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may use mortgage dollar rolls to finance the purchase of additional investments. Dollar rolls expose a Fund to the risk that it will lose money if the additional investments do not produce enough income to cover the Fund’s dollar roll obligations.

For mortgage derivatives and structured securities that have embedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets. Holders of privately issued mortgage-backed securities are dependent on, yet may have limited access to, information enabling them to evaluate the competence and integrity of the underlying originators and mortgage lending institutions.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Mortgage-related and asset-backed securities are especially sensitive to prepayment and extension risk. At times, Harbor Bond Fund and Harbor Short Duration Fund invest a large percentage of assets in mortgage-backed and asset-backed securities.

Harbor Money Market Fund invests in mortgage-related securities that meet its quality, liquidity and maturity standards and that do not contain embedded leverage.

CREDIT QUALITY

Securities are investment grade if:

■	They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization (“NRSRO”).
■	They have received a comparable short-term or other rating.
■	They are unrated securities that the Subadviser believes to be of comparable quality to rated investment-grade securities.

Securities are considered below investment grade (“junk bonds”) if:

■	They are rated below one of the top four long-term rating categories of a NRSRO.
■	They are unrated securities that the Subadviser believes to be of comparable quality.

If a security receives different ratings, a Fund will treat the security as being rated in the highest (lowest for Harbor High-Yield Bond Fund) rating category. A Fund may choose not to sell securities that are downgraded after their purchase below the Fund’s minimum acceptable credit rating. Each Fund’s credit standards also apply to counterparties to over-the-counter derivative contracts.

16

The Funds’ Investments

Information about the Funds’ Other Investments

DERIVATIVE INSTRUMENTS

Each Fund, other than Harbor Money Market Fund, may, but is not required to, use derivatives for any of the following purposes:

■

To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.

■	As a substitute for purchasing or selling securities or foreign currencies.
■	To manage the duration of a Fund’s fixed income portfolio.
■	In non-hedging situations, to attempt to profit from anticipated market developments.

In general, a derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency. Examples of derivatives are futures contracts, options, forward contracts, hybrid instruments, swaps, caps, collars and floors.

Even a small investment in certain types of derivatives can have a big impact on a Fund’s portfolio interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase a Fund’s portfolio’s losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of the Fund’s portfolio holdings. If a Fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make a Fund’s portfolio less liquid and harder to value, especially in declining markets.

TEMPORARY DEFENSIVE POSITIONS

In response to extraordinary market, economic or political conditions, each Fund (except Harbor Money Market Fund) may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.

If a Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

17

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18

The Adviser and Subadvisers

The Adviser

The Adviser provides management services to Harbor Funds.

The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago IL 60606-4302, is an indirect, wholly-owned subsidiary of Robeco Groep N.V. Founded in 1929 and headquartered in Rotterdam, The Netherlands, Robeco Groep N.V. is one of the world’s oldest asset management organizations. As of December 31, 2009, Robeco Groep N.V., through its investment management subsidiaries, had approximately $X.X billion in assets under management.

The combined assets of Harbor Funds and the pension plans managed by the Adviser were approximately $X.X billion as of December 31, 2009.

Subject to the approval of Harbor Funds’ Board of Trustees, the Adviser, establishes and modifies whenever necessary the investment strategies of each Fund. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers. The Adviser evaluates, and allocates each Funds’ assets to, one or more Subadvisers.

The Adviser also:

■	Seeks to ensure quality control in the Subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■	Monitors and measures risk and return results against appropriate benchmarks and recommends whether Subadvisers should be retained or changed.
■	Focuses on cost control.

In order to more effectively manage the Funds, Harbor Funds and the Adviser have been granted an order from the SEC permitting the Adviser, subject to the approval of Harbor Funds’ Board of Trustees, to select Subadvisers to serve as portfolio managers for the Harbor Funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements, all without obtaining shareholder approval.

In addition to its investment management services to the Funds, the Adviser administers each Fund’s business affairs. For the year ended October 31, 2009, as shown in the table, each Fund paid the Adviser an advisory fee for these services. The Adviser also has agreed to voluntarily reduce the total expenses of the different share classes for certain Funds for the fiscal year ending October 31, 2010. This agreement is temporary and may be terminated or changed at any time. The Adviser pays a subadvisory fee to each Subadviser out of its own assets. No Fund is responsible for paying any portion of the subadvisory fee to the Subadviser.

ANNUAL ADVISORY FEE RATES

(as a percentage of the Fund’s average net assets)

	Actual Advisory Fee Paid	Contractual Advisory Fee
Harbor High-Yield Bond Fund	0.60%	0.60%
Harbor Bond Fund	0.47%	0.48%
Harbor Real Return Fund	0.48%	0.48%
Harbor Short Duration Fund	0.20%	0.20%
Harbor Money Market Fund	0.18%	0.20%

A discussion of the factors considered by the Board of Trustees when approving the investment advisory agreements of the Funds is available in Harbor Funds’ semi-annual (for the 6 month period ended April 30) and annual (for the year ended October 31) reports to shareholders.

Each Subadviser that also subadvises a portion of the pension plan assets managed by the Adviser has adopted procedures to reasonably ensure fair asset allocation between the respective Fund and the pension plan. The objectives and investment styles of the respective Harbor Funds match those segments of the pension plan subadvised by the Subadvisers. This allows Harbor Funds and these plans to utilize research and other information on a cost effective basis.

The Adviser monitors the portfolio managers on an on-going basis to collect and update data about their organizations performance.

19

The Adviser and Subadvisers

The Subadvisers and Portfolio Managers

Each Fund’s investments are selected by a Subadviser, which is not affiliated with the Adviser. Information about each Fund’s individual portfolio manager(s) is provided in each Fund’s Fund Summary. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Funds.

20

Your Harbor Funds Account

CHOOSING A SHARE CLASS

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at www.harborfunds.com.

Each of the Harbor Funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Harbor Funds’ separate share classes have different expenses and, as a result, their investment performances will differ. Please note that the Administrative Class shares are available for sale only to eligible retirement plans and other non-retirement accounts maintained by financial intermediaries. Eligible retirement plans consist of qualified retirement plans and Section 457 plans only. The Administrative Class shares are not available through personal plans, such as individual retirement accounts (IRA), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary. When choosing a share class, you should consider the factors below:

Not all Classes are available for all Funds.

Institutional Class	Administrative Class	Investor Class
■ Available to individual and institutional investors ■ No 12b-1 fee ■ Transfer agent fee of up to 0.09% of the average daily net assets ■ $1,000 minimum investment in each Fixed Income Fund

■   Limited only to eligible retirement plans and financial intermediaries

■   12b-1 fee of up to 0.25% of average daily net assets

■   Transfer agent fee of up to 0.09% of the average daily net assets

■   $50,000* minimum investment in each Fund

■   Available to individual and institutional investors

■   12b-1 fee of up to 0.25% of average daily net assets

■   Transfer agent fee of up to 0.21% of the average daily net assets

■   $2,500 minimum investment for regular accounts and $1,000 minimum for IRA and UTMA/UGMA accounts

*	There is no minimum investment for qualified retirement plans and Section 457 plans.

DISTRIBUTION AND SERVICE (12b-1) FEES

Harbor Funds has adopted a distribution plan for each of the Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the Funds pay distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”) for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative and Investor Class shares and may cost you more than paying other types of sales charges.

TRANSFER AGENT FEES

The Funds pay Harbor Services Group, Inc. (the “Shareholder Servicing Agent”) transfer agent fees (specified above) on a per class basis for its services as shareholder servicing agent for each Fund. The Shareholder Servicing Agent uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., annually) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.

21

Your Harbor Funds Account

MINIMUM INVESTMENT EXCEPTIONS

Institutional Class

Harbor Funds may, in its discretion, waive or lower the investment minimum for the Institutional Class of any Harbor Fixed Income Fund.

Administrative Class

Notwithstanding the $50,000 minimum investment amount, you may purchase Administrative Class shares if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	Eligible retirement plans (i.e., qualified retirement plans and Section 457 plans only).

(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class

Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.

22

Your Harbor Funds Account

HOW TO PURCHASE SHARES

Harbor Funds will not accept cash, money orders, cashiers checks, official checks, “starter checks”, third-party checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S.

Harbor Funds does not issue share certificates.

All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or ACH for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.

Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.

The Funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. Certain Funds also are available for sale to certain government approved pension plans in Chile and Peru.

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or
registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

	Open a new account Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Add to an existing account Complete the investment slip included with your most recent confirmation or statement.

Make your check payable to: “Harbor Funds”.

If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

By Telephone Call Harbor Services Group at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone and the Internet.

Add to an existing account

You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our website.

You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our website at www.harborfunds.com.

23

Your Harbor Funds Account

HOW TO PURCHASE SHARES

By Wire Wire to: State Street Bank and Trust Company Boston, MA ABA#: 0110 0002 8 Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number

Open a new account

Send the completed account application to the Shareholder Servicing Agent at the address listed under “By Mail.”

Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.

Call the Shareholder Servicing Agent at 800-422-1050 if you are sending a wire of $100,000 or more.

Add to an existing account Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.

By Internet Visit our website at: www.harborfunds.com

Add to an existing account

If your account has Internet purchase privileges, you may submit an order to purchase shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.

You must have banking instructions already established on your account to purchase shares through the Internet. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our website.

Please make note of your confirmation number when transacting via the telephone and the Internet.

Through A Financial Intermediary

You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

24

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

An exchange is a redemption of shares from one Harbor fund and a purchase of shares in another Harbor fund and may be subject to a redemption fee. Please refer to “How to Sell Shares” for a description of the redemption fee.

Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.

Class to class exchanges within the same Fund, however, are generally not taxable.

All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Fund. You should consider the differences in investment objectives and expenses of a Fund before making an exchange.

Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.

INSTITUTIONAL CLASS SHAREHOLDERS

This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.

If you are an original shareholder (a shareholder of any Harbor Funds as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor Funds.

If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.

ADMINISTRATIVE CLASS SHAREHOLDERS

You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor Funds available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class shares of another Harbor fund if such class of shares is available through your retirement plan.

INVESTOR CLASS SHAREHOLDERS

If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund. Your exchanges out of the Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund into another Harbor fund would be subject to the minimum investment requirements for each Fund and class.

By Mail First class mail to: Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

You may mail an exchange request to the Shareholder Servicing Agent. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

Express or registered mail to: Harbor Services Group, Inc. 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

25

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

By Telephone Call Harbor Services Group at: 800-422-1050	If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.
Please make note of your confirmation number when transacting via the telephone and the Internet.	If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our website.

By Internet Visit our website at: www.harborfunds.com

If your account has Internet exchange privileges, you may submit an order to exchange shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Please make note of your confirmation number when transacting via the telephone and the Internet.	If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Through A Financial Intermediary

You may exchange Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward exchange orders to the Funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

26

Your Harbor Funds Account

HOW TO SELL SHARES

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.

Neither Harbor Funds nor the Shareholder Servicing Agent is obligated, under any circumstances, to pay interest on redemption proceeds.

A signature guarantee may be required. See “Shareholder and Account Policies” for more information.

Redemption proceeds sent by check that is not cashed within 180 days may be reinvested in your account in the same Fund from which it was redeemed at the current day’s NAV. Redemption proceeds which are reinvested are subject to the risk of loss like any Fund investment.

All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Each Fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.

If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.

For information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

REDEMPTION FEE

Harbor High-Yield Bond Fund charges a 1% redemption fee on shares that are redeemed before they have been held for 9 months.

This fee applies when shares are redeemed by exchange to another Harbor fund or by application of the “Accounts Below Share Class Minimums” exchange policy. The redemption fee is paid directly to the Fund to offset the transaction costs of frequent trading and to protect long-term shareholders of the Fund. The fee ensures that short-term investors pay their share of the Fund’s transaction costs and that long-term investors do not subsidize the activities of short-term traders.

The redemption fee is applicable to all short-term redemptions or exchanges of shares. However, the redemption fee does not apply to certain types of accounts, including: (i) certain plan sponsored retirement plans that do not have or report to the Funds sufficient information to impose a redemption fee on their participants’ accounts; (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption fee on its underlying customers’ accounts; and (iv) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers’ accounts.

In addition, the redemption fee does not apply to (i) premature distributions from retirement accounts due to the disability or health of the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) reinvested distributions (dividends and capital gains); (vi) redemptions initiated through an automatic withdrawal plan; (vii) redemptions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; and (ix) transactions initiated by a plan sponsor.

Some intermediaries have agreed to charge redemption fees on transactions in their customer accounts in accordance with the intermediary’s own policy, which may differ from the applicable Harbor Funds’ policy in terms of the amount of the fee, the holding period and the types of transactions which could trigger the fee. Harbor Funds may allow the intermediary to apply its own redemption fee policy to its customer accounts in place of Harbor Funds’ redemption fee policy if Harbor determines the intermediary’s policy is reasonably designed and sufficiently similar to Harbor Funds’ policy.

For purposes of applying the redemption fee, Harbor Funds will always redeem your “oldest” shares first. In addition, in the event that you transfer your shares to a different account registration (or convert them to a different share class), the shares will retain their redemption fee status. If you transfer (or convert) less than 100% of your account, the Funds will carry over the redemption fee status of your shares. From time to time, the Funds may waive or modify redemption fees for certain categories of investors. Each Fund may modify its redemption policies at any time without giving advance notice to shareholders.

By Mail First class mail to: Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

You may mail a written redemption request to the Shareholder Servicing Agent. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

Express or registered mail to: Harbor Services Group, Inc. 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

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Your Harbor Funds Account

HOW TO SELL SHARES

By Telephone Call Harbor Services Group at: 800-422-1050	If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.
Please make note of your confirmation number when transacting via the telephone and the Internet.

Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our website.

By Internet Visit our website at: www.harborfunds.com	If your account has Internet redemption privileges, you may submit an order to redeem shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.
Please make note of your confirmation number when transacting via the telephone and the Internet.

Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.

Through A Financial Intermediary

You may redeem Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward redemption requests to the Funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

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Shareholder and Account Policies

Transaction and Account Policies

IMPORTANT INFORMATION ABOUT OPENING AN ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless such information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes are still permitted for mailing); and
■	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

RIGHTS RESERVED BY HARBOR FUNDS

Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone or mail; (2) to refuse any purchase or exchange order; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering Fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.

EXCESSIVE TRADING/MARKET-TIMING

Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to seek to discourage excessive short-term trading.

Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap securities. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.

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Shareholder and Account Policies

The Funds’ Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.

You may make up to four round trips in the same Fund in a 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30 day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those same shares on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30 day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.

Harbor Funds will limit for a period of 60 days future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor Funds. Funds at greater risk for market timing activity impose a redemption fee on shares redeemed within short periods of time. As described under “Pricing of Fund Shares”, Harbor Funds has also implemented fair value pricing procedures which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy are not deemed accepted by a Fund.

The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an automatic investment, exchange or withdrawal plan; (vii) transactions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.

When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.

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Shareholder and Account Policies

In addition, some financial intermediaries may impose their own restrictions on short-term trading which may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.

For those Funds that charge a redemption fee, Harbor Funds seeks to apply its redemption fee policy to all accounts except those accounts identified as non-applicable in the respective Fund’s prospectus under “Redemption Fees”. In some cases, Harbor Funds permits financial intermediaries to charge redemption fees in accordance with their own policies in place of Harbor Funds’ when Harbor Funds determines that the intermediary’s redemption fee policy is reasonably designed and sufficiently similar to Harbor Funds’. Harbor Funds is encouraging those intermediaries that are not subject to the redemption fee policy because they do not have the capability to apply the redemption fee to their underlying customers’ accounts to develop that capability. Harbor Funds seeks to apply its redemption fee policy to those accounts soon after the intermediary indicates it has developed that capability. There is no assurance that Harbor Funds will successfully identify all intermediaries that are subject to the redemption fee policy or that intermediaries which do assess redemption fees will do so properly.

The trading history of accounts under common ownership or control within any of the Harbor Funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund.

The Funds’ exchange limits and excessive trading policies generally do not apply to Harbor Short Duration Fund and Harbor Money Market Fund, although both Funds at all times reserve the right to reject any purchase request (including exchange purchases) for any reason without prior notice.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Each Fund’s (except Harbor Money Market Fund) full portfolio holdings are published quarterly on the 15th day following quarter end on www.harborfunds.com and Harbor Money Market Fund’s full portfolio holdings are published monthly on the 15th day following each month end. In addition, the Funds’ top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on www.harborfunds.com. This information is available on Harbor Funds’ website for the entire quarter.

Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

PRICING OF FUND SHARES

Each Fund’s share price, called its net asset value or NAV per share, is calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is not calculated, and the Funds do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Harbor Money Market Fund values its securities at amortized cost. Each of the other Funds generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or pricing services. In the case of fixed income securities and non-exchange traded derivative instruments, market value is generally determined using prices provided by independent pricing services. The prices provided by independent pricing services reflect the pricing service’s assessment using various market inputs of what it believes are the fair market values of the securities at the time of pricing. Those market inputs include recent transaction prices for the securities and dealer quotations, transaction prices for what the pricing service believes are similar securities and various relationships between factors such as interest rate changes and security prices which are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the pricing service often does not have as a market input current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the price supplied by the pricing service may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days

31

Shareholder and Account Policies

or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

When reliable market quotations or prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by a pricing service for the same securities. This means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or prices supplied by a pricing service. The fair value prices used by the Fund may also differ from the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.

Share prices are normally available after 7:00 p.m. Eastern time by calling 800-422-1050 or visiting www.harborfunds.com.

PAYING FOR SHARES BY CHECK

If you purchase Fund shares by check:

■	No third-party checks, starter checks, money orders, cashiers checks, official checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	You may subsequently sell the shares purchased by check, but the proceeds may not be available for up to 10 business days to ensure that your check has cleared.
■	You can avoid the 10 business day holding period by purchasing shares via wire. Use of ACH will reduce the holding period to up to 3 business days.

IN-KIND REDEMPTIONS

Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in kind would be valued for this purpose by the same method as is used to calculate the Fund’s net asset value per share. Redemptions, whether made in cash or in kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

ACCOUNTS BELOW SHARE CLASS MINIMUMS

If due to redemptions, your account balance falls below the required minimum investment for the class of shares in which you are invested, the Shareholder Servicing Agent may ask that the account balance be increased. If your account balance is not increased within 60 days, the Shareholder Servicing Agent reserves the right to redeem your account in full, at the then current NAV. For those Harbor funds with a $50,000 Institutional Class minimum required investment, the Shareholder Servicing Agent reserves the right to exchange your Institutional Class shares at the then current NAV for shares of that Fund’s Investor Class.

Shareholders seeking to establish accounts with amounts that are below the $50,000 Institutional Class minimum required investment for the applicable Harbor fund and who are not eligible for an exemption or waiver of this minimum will automatically be invested in the Investor Class shares for that Fund.

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Shareholder and Account Policies

STATEMENTS AND REPORTS

You will receive a confirmation statement after each transaction affecting your account; however, shareholders participating in an automatic plan will receive only quarterly confirmations of all transactions. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact the Shareholder Servicing Agent regarding any errors or discrepancies.

The Funds produce financial reports, which include a list of each Fund’s portfolio holdings, semi-annually and update their prospectuses at least annually.

Unless you instruct Harbor Funds otherwise by contacting the Shareholder Servicing Agent, the Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call the Shareholder Servicing Agent if you would like to receive additional copies of these documents. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

SIGNATURE GUARANTEES

A Medallion signature guarantee is required if any of the following is applicable:

■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address which has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds wired to a bank account other than a bank account of record.

Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion.

A Medallion signature guarantee may be refused if any of the following is applicable:

■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.

How to Obtain a Medallion Signature Guarantee

A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.

If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature.

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Shareholder and Account Policies

You may receive dividend and capital gain distributions in cash or reinvest them. Dividend and capital gain distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.

This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Fund declares and pays any capital gains annually in December. Each of Harbor High-Yield Bond Fund, Harbor Bond Fund, and Harbor Real Return Fund declare and pay any dividends from net investment income quarterly. Harbor Short Duration Fund declares and pays any dividends from net investment income monthly. Harbor Money Market Fund declares any dividends from net investment income daily and pays the dividends monthly. Each Fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Each of Harbor High-Yield Bond Fund, Harbor Bond Fund and Harbor Real Return Fund expect any distributions to be from both capital gain and income. Each of Harbor Short Duration Fund and Harbor Money Market Fund expect any distributions to be primarily from income.

For U.S. federal income tax purposes, distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and other factors, and distributions of net short-term capital gain are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so designated by a Fund and certain other conditions, including holding period requirements, are met by the Fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate, as discussed in detail in the Funds’ Statement of Additional Information. Since the Funds’ income is derived primarily from sources that do not pay “qualified dividend income,” dividends from the Funds generally will not qualify for taxation at the maximum 15% U.S. federal income tax rate available to individuals on qualified dividend income. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional Fund shares.

Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Otherwise, dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.

When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. Every January, the Funds will send you information about the Fund’s dividends and distributions and any shares you sold during the previous calendar year.

If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service, you may be subject to a backup withholding tax of 28% on your dividends and capital gain distributions, redemptions, exchanges and any other payments to you.

Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if either of the following occur:

■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gain distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.

Dividends and capital gain distribution checks which are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any Fund investment.

Neither Harbor Funds nor the Shareholder Servicing Agent has any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

34

Investor Services

Harbor Funds provides a variety of services to manage your account

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these features or you may download the form from our website at www.harborfunds.com.

ONLINE SERVICES

WWW.HARBORFUNDS.COM

Our website provides to you, 24 hours a day, access to your account information, the ability to conduct transactions, the option to request forms and applications, and offers additional information on each of the Harbor Funds.

In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to www.harborfunds.com and follow the instructions accordingly).

When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.

Transactions submitted through the Internet are subject to the same minimums and terms as other transaction methods.

The Shareholder Servicing Agent uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that the Shareholder Servicing Agent uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, the Shareholder Servicing Agent and the Distributor are not liable for acting on these instructions.

TRANSFER ON DEATH (“TOD”) REGISTRATION

You may indicate on the account application to whom the account will be transferred on your death.

TOD registration is available only for accounts registered in an individual name or as joint tenants with rights of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA, Trust accounts or institutional accounts. TOD registration requires the name(s) of the beneficiary(ies) to be listed on the account registration followed by “TOD, Subject to STA TOD Rules”. Harbor Funds reserves the right to use the term “beneficiaries” in an account registration rather than list each named beneficiary. However, the shareholder must provide the name, address, social security number, and birth date of each beneficiary. Per stirpes designation will not be accepted.

To add TOD registration to an existing account, call the Shareholder Servicing Agent at 800-422-1050 to request the Transfer on Death Registration form and instructions or you may download the form from our website at www.harborfunds.com.

TELEPHONE SERVICES

800-422-1050

Our automated telephone service is available 24 hours a day. It provides you the ability to conduct transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds.

When you establish an account, you will be granted telephone transaction privileges unless you decline them on the application.

Telephone transactions are subject to the same minimums as other transaction methods.

Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by the Shareholder Servicing Agent. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, none of Harbor Funds, the Shareholder Servicing Agent, or the Distributor will be liable for acting on these instructions.

35

Investor Services

Shareholders participating in an automatic investment, exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.

Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.

Your automatic investment plan, automatic exchange plan, automatic withdrawal plan, or dividend exchange plan will be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.

RETIREMENT ACCOUNTS

For information on establishing retirement accounts, please call 800-422-1050.

■

Traditional IRA — an individual retirement account. Your contributions may or may not be deductible, depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.

■	Roth IRA — an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.
■	SEP IRA — an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.
■	Other Retirement Plans — The Funds may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.

CHECKWRITING FOR HARBOR MONEY MARKET FUND

Harbor Funds offers a Checkwriting Privilege for shareholders in Harbor Money Market Fund. The Checkwriting Privilege is not available on IRA accounts. Individual checks must be for $500 or more. All check are presented to State Street Bank and Trust Company (“State Street”) for payment through normal banking channels. These checks may be used in the same manner as any other checks payable through State Street except that they may not be certified and are payable upon review.

You are not charged for redeeming by check. If you elect this option, you are subject to the procedures, rules and regulations established by State Street with respect to clearance and collection of checks. State Street will not honor checks that are in amounts exceeding the available value of your account at the time the check is presented for payment and will not honor checks drawn against uncollected funds. Since interest in Harbor Money Market Fund is accrued and declared as dividends daily, but dividends are paid monthly, the total value of the Fund may not be determined in advance. Therefore, you may not be able to close your account by check. The Checkwriting Privilege may be terminated at any time by Harbor Funds or State Street upon notice to you. Your cancelled checks will be returned monthly by State Street.

Call the Shareholder Servicing Agent at 800-422-1050 to request a signature card to add the Checkwriting Privilege to your account.

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 800-422-1050 to request an Automatic Options form or you may download the form from our website at www.harborfunds.com. Additionally, you may establish an automatic investment plan through our website by logging in to your account at www.harborfunds.com.

AUTOMATIC INVESTMENT PLAN

You may sell the shares, but the proceeds may not be available for up to 3 business days after the initial purchase to ensure that the funds from your account have cleared.

If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future automatic investment plan purchases.

By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital again distribution.

AUTOMATIC EXCHANGE PLAN

You may automatically exchange between Harbor funds either monthly or quarterly. The Fund being exchanged out of and the Fund being exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.

36

Investor Services

AUTOMATIC WITHDRAWAL PLAN

You may direct Harbor Funds to withdraw a specific dollar amount on a monthly or quarterly schedule. If you have multiple plans, the dollar amount in each plan must be the same.

If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions for you. You should consult your tax adviser.

DIVIDEND EXCHANGE PLAN

You may invest dividends and capital gain distributions from one Fund in shares of another Fund, provided you have opened an account in the other Fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Fund are used to purchase shares in another Fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.

37

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single Fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

		Income From Investment Operations			Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Return of Capital	Total Distributions	Proceeds from Redemption Fees
HARBOR HIGH-YIELD BOND FUND
Institutional Class
October 31, 2009	$	$	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005
Administrative Class
October 31, 2009	$	$	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005
Investor Class
October 31, 2009	$	$	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005
HARBOR BOND FUND
Institutional Class
October 31, 2009	$	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005
Administrative Class
October 31, 2009	$	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005
HARBOR REAL RETURN FUND
Institutional Class
October 31, 2009	$	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006[a]
Administrative Class
October 31, 2009	$	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006[a]
HARBOR SHORT DURATION FUND
Institutional Class
October 31, 2009	$	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005
Administrative Class
October 31, 2009	$	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005

See page 40 for notes to the Financial Highlights.

38

This information has been audited by                                     , an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are incorporated by reference in the Statement of Additional Information, both of which are available upon request.

Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return		Ratio of Total Expenses to Average Net Assets (%)[2,3]		Ratio of Net Expenses to Average Net Assets (%)[3]		Ratio of Net Expenses Excluding Interest Expense to Average Net Assets (%)		Ratio of Net Investment Income/(Loss) to Average Net Assets (%)		Portfolio Turnover (%)

$	$		%		%		%		%		%		%

$	$		%		%		%		%		%		%

$	$		%		%		%		%		%		%

$	$		%		%		%		%		%		%

$	$		%		%		%		%		%		%

$	$		%		%		%		%		%		%

$	$		%		%		%		%		%		%

$	$		%		%		%		%		%		%

$	$		%		%		%		%		%		%

39

Financial Highlights

		Income From Investment Operations			Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Return of Capital	Total Distributions	Proceeds from Redemption Fees
HARBOR MONEY MARKET FUND
Institutional Class
October 31, 2009	$	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005
Administrative Class
October 31, 2009	$	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005

[1]	Includes both short-term and long-term capital gains.
[2]	Percentage does not reflect reduction for credit balance arrangements.
[3]	Includes interest expense for all periods presented, where applicable.
[a]	Reflects the Adviser’s waiver, if any, of its management fees and/or other operating expenses.
[b]	The total returns would have been lower had certain expenses not been waived during the periods shown.
[c]	Annualized.
[d]	Unannualized.
[e]	Assets in this class were too small to incur any income or expense.
[f]	Less than $0.01.

40

Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return	Ratio of Total Expenses to Average Net Assets (%)[2,3]	Ratio of Net Expenses to Average Net Assets (%)	Ratio of Net Expenses Excluding Interest Expense to Average Net Assets (%)	Ratio of Net Investment Income/(Loss) to Average Net Assets (%)	Portfolio Turnover (%)

$	$	%	%	%	%	%

$	$	%	%	%	%	%

41

Harbor Fixed Income Funds Details

Share prices are available on our website at www.harborfunds.com or by calling 800-422-1050 after 7:00 p.m. Eastern time.

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at www.harborfunds.com.

FUND	FUND NUMBER	TICKER SYMBOL	CUSIP NUMBER
FIXED INCOME FUNDS
Harbor High-Yield Bond Fund
Institutional Class	2024	HYFAX	411511553
Administrative Class	2224	HYFRX	411511546
Investor Class	2424	HYFIX	411511538
Harbor Bond Fund
Institutional Class	2014	HABDX	411511108
Administrative Class	2214	HRBDX	411511686
Harbor Real Return Fund
Institutional Class	2025	HARRX	411511520
Administrative Class	2225	HRRRX	411511512
Harbor Short Duration Fund
Institutional Class	2016	HASDX	411511702
Administrative Class	2216	HRSDX	411511678
Harbor Money Market Fund
Institutional Class	2015	HARXX	411511405
Administrative Class	2215	HRMXX	411511660

Updates Available

For updates on the Harbor Funds following the end of each calendar quarter, please visit our website at www.harborfunds.com.

42

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

02/2010/200

111 South Wacker Drive, 34th Floor	Chicago, Illinois 60606-4302	800-422-1050

www.harborfunds.com

For more information

For investors who would like more information about Harbor Funds, the following documents are available upon request:

Annual/Semi-Annual Reports

Additional information about the Funds’ investments is available in the Harbor Funds’ annual and semi-annual reports to shareholders. The Harbor Funds annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus.

Free copies of the annual and semi-annual reports, the SAI, and other information and answers to questions about the Funds are available:

On the Internet:	www.harborfunds.com

By Telephone:	800-422-1050

By Mail:	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202-551-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	http://www.sec.gov

By E-Mail (for a fee):	publicinfo@sec.gov

By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C. 20549-0102

This Prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the Funds are registered for sale.

Investment Company Act File No. 811-4676FD.P.FIF0310

SUBJECT TO COMPLETION

Prospectus

March 1, 2010

International & Global Funds

International Equity Funds

Harbor International Fund
Institutional Class	HAINX
Administrative Class	HRINX
Investor Class	HIINX

Harbor International Growth Fund
Institutional Class	HAIGX
Administrative Class	HRIGX
Investor Class	HIIGX

Global Equity Funds

Harbor Global Value Fund
Institutional Class	HAGVX
Administrative Class	HRGVX
Investor Class	HIGVX

Harbor Global Growth Fund
Institutional Class	HGGAX
Administrative Class	HRGAX
Investor Class	HGGIX

The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Fund and Service Providers	Back Cover
Additional Information	Back Cover

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Harbor Funds’ Board of Trustees may change a Fund’s investment goal without shareholder approval.

Harbor International Fund Fund Summary	Institutional Class HAINX Administrative Class HRINX Investor Class HIINX

Investment Objective

The Fund seeks long-term total return, principally from growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Institutional Class	Administrative Class	Investor Class
Redemption Fee*	2.00%	2.00%	2.00%
*	The 2% fee applies to shares redeemed (by selling, by exchanging to another Harbor fund, or by application of the accounts below share class minimums exchange policy) less than 60 days after purchase. The fee is withheld from redemption proceeds and retained by the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees*	x.xx%	x.xx%	x.xx%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	x.xx%	x.xx%	x.xx%
Total Annual Fund Operating Expenses	x.xx%	x.xx%	x.xx%
*	The contractual rate is 0.75% on assets up to $12 billion and 0.65% on assets in excess of $12 billion.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Year	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx
Investor	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was xx%.

Principal Investment Strategy

Principal Style Characteristics: International large cap value oriented stocks

The Fund invests primarily (no less than 65% of its total assets) in common and preferred stocks of foreign companies, including those located in emerging market countries. Companies in the Fund’s portfolio generally have market capitalizations in excess of $1 billion at the time of purchase.

The Subadviser uses an analysis of economic and market data, as well as its knowledge of each country’s culture, to determine country and industry allocations. Before selecting a country for investment, the Subadviser analyzes the stability of a country’s currency and its political, social and economic culture. Subject to these allocations, the Subadviser uses a value oriented, bottom-up approach, researching and evaluating individual companies, to select stocks for the Fund’s portfolio.

•	In selecting stocks for the Fund’s portfolio, the Subadviser also looks for companies with the following characteristics:

•	Businesses that the Subadviser believes offer value

•	Low price/earnings multiples relative to other stocks in each country/industry

•	Above average, long-term earnings expectation not reflected in the price

•

Under normal market conditions, the Fund will invest in a minimum of ten countries throughout the world, focusing on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economies and political regimes appear stable.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

Foreign securities risk: The Fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the Fund’s share price will fluctuate more than if the Fund invested in domestic issuers. Foreign issuers are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign

1

Fund Summary

HARBOR INTERNATIONAL FUND

securities may go down and the Fund may lose money as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structure and less developed and more thinly-traded securities markets.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund[1]
Institutional Class (inception date 12-29-1987)
Before Taxes	%	%	%	%
After Taxes on Distributions	%	%	%	%
After Taxes on Distributions and Sale of Fund Shares	%	%	%	%
Administrative Class (inception date 11-01-2002)
Before Taxes	%	%	%	%
Investor Class (inception date 11-01-2002)
Before Taxes	%	%	%	%
Comparative Index[2]
MSCI EAFE	%	%	%	%
[1]	Life of Fund returns for the index shown is measured from the inception date of the Institutional Class shares.

[2]

The Index does not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the index would be lower. It is not possible to invest directly in an unmanaged index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadvisers

Northern Cross Investment Ltd

2 Church Street

Hamilton, Bermuda HMDX

Northern Cross Investments Ltd has subadvised the Fund since its inception in 1987.

2

Fund Summary

HARBOR INTERNATIONAL FUND

Northern Cross, LLC

125 Summer Street

Suite 1400

Boston, MA 02110

Northern Cross, LLC has subadvised the Fund since February 12, 2009.

Portfolio Managers

The five portfolio managers make investment decisions for the Fund using a team approach. All five of the portfolio managers have equal responsibility in contributing investment ideas and research to the team regarding the Fund’s portfolio.

Hakan Castegren Northern Cross Investments Ltd

Mr. Castegren is the President of Northern Cross Investments Ltd and has managed the Fund since its inception in 1987.

Howard Appleby Northern Cross, LLC

Mr. Appleby is a Principal of Northern Cross, LLC and has co-managed the Fund since 2009.

Jean-Francois Ducrest Northern Cross, LLC

Mr. Ducrest is a Principal of Northern Cross, LLC and has co-managed the Fund since 2009

James LaTorre Northern Cross, LLC

Mr. LaTorre is a Principal of Northern Cross, LLC and has co-managed the Fund since 2009.

Edward E. Wendell, Jr. Northern Cross, LLC

Mr. Wendell is a Principal of Northern Cross, LLC and has co-managed the Fund since 2009

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$50,000	N/A	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Dividends, Capital Gains and Taxes

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

3

Harbor International Growth Fund Fund Summary	Institutional Class HAIGX Administrative Class HRIGX Investor Class HIIGX

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Institutional Class	Administrative Class	Investor Class
Redemption Fee*	2.00%	2.00%	2.00%
*	The 2% fee applies to shares redeemed (by selling, by exchanging to another Harbor fund, or by application of the accounts below share class minimums exchange policy) less than 60 days after purchase. The fee is withheld from redemption proceeds and retained by the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	x.xx%	x.xx%	x.xx%
Total Annual Fund Operating Expenses	x.xx%	x.xx%	x.xx%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx
Investor	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was xx%.

Principal Investment Strategy

Principal Style Characteristics: Foreign companies selected for long-term growth potential

The Fund invests primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world. The Fund normally invests in the securities or issuers that are economically tied to at least four different foreign countries. The Fund may invest up to 35% of its total assets, determined at the time of purchase, in securities of companies primarily operating in or economically tied to emerging markets. Some issuers or securities in the Fund’s portfolio may be based in or economically tied to the United States.

In selecting investments for the Fund, the Subadviser uses an approach that combines top-down economic analysis with bottom-up stock selection.

The top-down approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Subadviser may also examine other factors, which may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the top-down analysis, the Subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Subadviser has observed.

The Subadviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Subadviser may focus on any number of different attributes, which may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect.

The Subadviser may reduce or sell a Fund’s investments in portfolio securities if, in the opinion of the Subadviser, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere or for other reasons.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an

4

Fund Summary

HARBOR INTERNATIONAL GROWTH FUND

unfavorable earnings report, may depress the value of a particular company’s stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

Foreign securities risk: The Fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the Fund’s share price will fluctuate more than if the Fund invested in domestic issuers. Foreign issuers are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the Fund may lose money as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structure and less developed and more thinly-traded securities markets.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund[1]
Institutional Class (inception date 11-01-1993)
Before Taxes	%	%	%	%
After Taxes on Distributions	%	%	%	%
After Taxes on Distributions and Sale of Fund Shares	%	%	%	%
Administrative Class (inception date 11-01-2002)
Before Taxes	%	%	%	%
Investor Class (inception date 11-01-2002)
Before Taxes	%	%	%	%
Comparative Index[2]
MSCI EAFE Growth	%	%	%	%
[1]	Life of Fund returns for the index shown is measured from the inception date of the Institutional Class shares.

[2]

The Index does not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the index would be lower. It is not possible to invest directly in an unmanaged index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

5

Fund Summary

HARBOR INTERNATIONAL GROWTH FUND

Subadviser

Marsico Capital Management, LLC

1200 17th Street

Suite 1600

Denver, CO 80202

Marsico Capital Management, LLC has subadvised the Fund since March 1, 2004.

Portfolio Manager

James Gendelman Marsico Capital Management, LLC

Mr. Gendelman is a Portfolio Manager and Senior Analyst at Marsico Capital Management and has managed the Fund since 2004.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$50,000	N/A	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Dividends, Capital Gains and Taxes

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

6

Harbor Global Value Fund Fund Summary	Institutional Class HAGVX Administrative Class HRGVX Investor Class HIGVX

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Institutional Class	Administrative Class	Investor Class
Redemption Fee*	2.00%	2.00%	2.00%
*	The 2% fee applies to shares redeemed (by selling, by exchanging to another Harbor fund, or by application of the accounts below share class minimums exchange policy) less than 60 days after purchase. The fee is withheld from redemption proceeds and retained by the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	x.xx%	x.xx%	x.xx%
Total Annual Fund Operating Expenses	x.xx%	x.xx%	x.xx%
Expense Reimbursements[1]	x.xx%	x.xx%	x.xx%
Net Total Annual Fund Operating Expenses	1.00%	1.25%	1.37
[1]	The Adviser has contractually agreed to limit the Fund’s operating expenses through 02-28-2011.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx
Investor	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was xx%.

Principal Investment Strategy

Principal Style Characteristics: Companies throughout the world exhibiting strong value characteristics on a relative basis

The Fund invests primarily in equity securities, principally common stocks of companies located throughout the world, including the United States and developed and emerging market countries. Companies in the Fund’s portfolio normally have market capitalizations in excess of $2 billion at the time of purchase.

The Subadviser employs a deep value based investment approach by seeking to identify companies that the Subadviser believes are undervalued relative to their long-term earnings power. In selecting securities for the Fund’s portfolio, the Subadviser first uses a quantitative screening process to rank U.S. and foreign companies from the least to most expensive on the basis of their global price-to-normalized earnings ratios. The Subadviser then researches those companies identified as least expensive utilizing fundamental and qualitative analysis to determine whether the problems that caused the company’s earnings shortfall are temporary or permanent. The Subadviser selects individual securities for investment only when it believes:

•	the company’s problems are temporary

•	management has a viable strategy to generate earnings recovery

•	there is meaningful downside protection in case the earnings recovery does not materialize.

The Fund normally sells a security when the Subadviser determines the company stock has reached its target price, the Subadviser determines there are more attractive investment opportunities before the stock reaches its target price, there is a material adverse change in the company’s business or the Subadviser’s expectations of the company’s earnings growth appear unlikely to be met.

Under normal market conditions, the Fund invests in approximately 40 to 60 companies that are economically tied to a minimum of five countries, one of which may be the U.S. The Fund does not have pre-set targets for investment in any particular country or region. Depending on the Subadviser’s assessment of the relative value of the companies identified for potential investment, the Fund may at one time invest all or substantially all of its assets in foreign companies and at another time invest substantially in U.S. companies, although it is expected that there will normally be meaningful foreign company exposure in the portfolio. Emerging market exposure is limited to 10% of the Fund’s total assets, determined at the time of purchase.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

7

Fund Summary

HARBOR GLOBAL VALUE FUND

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

Foreign securities risk: The Fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the Fund’s share price will fluctuate more than if the Fund invested in domestic issuers. Foreign issuers are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the Fund may lose money as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structure and less developed and more thinly-traded securities markets.

Smaller cap risk: The Fund’s performance may be more volatile because it may invest in smaller cap stocks. Smaller companies may have limited product lines, market and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies.

Concentration risk: Because the Fund typically invests in approximately 40 to 60 companies, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 08-07-2006)
Before Taxes	%	%	%	%
After Taxes on Distributions	%	%	%	%
After Taxes on Distributions and Sale of Fund Shares	%	%	%	%
Administrative Class (inception date 08-07-2006)
Before Taxes	%	%	%	%
Investor Class (inception date 08-07-2006)
Before Taxes	%	%	%	%
Comparative Index[1]
MSCI Word	%	%	%	%
[1]

The Index does not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the index would be lower. It is not possible to invest directly in an unmanaged index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

8

Fund Summary

HARBOR GLOBAL VALUE FUND

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Pzena Investment Management, LLC

120 West 45th Street

20th Floor

New York, NY 10036

Pzena Investment Management, LLC has subadvised the Fund since its inception in 2006.

Portfolio Managers

The Subadviser will make investment decisions for the Fund using a team approach. Those primarily responsible for overseeing the Fund’s investments are Caroline Cai, John P. Goetz and Michael Peterson each of whom have joint decision-making responsibility and “veto authority” over any investment decision. All decisions require unanimous consent of the team; individual portfolio managers do not have any latitude to make independent portfolio decisions.

Caroline Cai Pzena Investment Management, LLC

Ms. Cai is a Principal, Portfolio Manager and Senior Research Analyst at Pzena Investment Management and has co-managed the Fund since 2009.

John Goetz Pzena Investment Management, LLC

Mr. Goetz is a Managing Principal, Portfolio Manager and Co-Chief Investment Officer of Pzena Investment Management and has co-managed the Fund since its inception in 2006.

Michael Peterson Pzena Investment Management, LLC

Mr. Peterson is a Principal, Portfolio Manager and Co-Director of Research at Pzena Investment Management and has co-managed the Fund since its inception in 2006.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$50,000	N/A	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Dividends, Capital Gains and Taxes

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

9

Harbor Global Growth Fund Fund Summary	Institutional Class HGGAX Administrative Class HRGAX Investor Class HGGIX

Investment Objective

The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Institutional Class	Administrative Class	Investor Class
Redemption Fee*	2.00%	2.00%	2.00%
*	The 2% fee applies to shares redeemed (by selling, by exchanging to another Harbor fund, or by application of the accounts below share class minimums exchange policy) less than 60 days after purchase. The fee is withheld from redemption proceeds and retained by the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	x.xx%	x.xx%	x.xx%
Total Annual Fund Operating Expenses	x.xx%	x.xx%	x.xx%
Expense Reimbursements[1]	x.xx%	x.xx%	x.xx%
Net Total Annual Fund Operating Expenses	1.00%	1.25%	1.37%
[1]	The Adviser has contractually agreed to limit the Fund’s operating expenses through 02-28-2011.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx
Investor	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the period March 1, 2009 (inception) through October 31, 2009 was xx%.

Principal Investment Strategy

Principal Style Characteristics: Companies throughout the world selected for long-term growth potential

The Fund invests primarily in common stocks of U.S. and foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size that are economically tied to any countries or markets throughout the world, including companies economically tied to emerging markets. Under normal market conditions, the Fund invests significantly (generally, at least 40% of its net assets) in the securities of issuers economically tied to foreign countries (unless market conditions are not deemed favorable by the Subadviser, in which case the Fund generally will invest at least 30% of its assets in such foreign securities). The Fund will invest its assets in various regions and countries, including the U.S., that encompass not less than three different countries overall.

In selecting investments for the Fund, the Subadviser uses an approach that combines top-down macro-economic analysis with bottom-up stock selection. The top-down approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the top-down analysis, the Subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Subadviser has observed.

The Subadviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Subadviser may focus on any number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect.

The Subadviser may reduce or sell the Fund’s investments in a portfolio company if it believes a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, or for other reasons.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value

10

Fund Summary

HARBOR GLOBAL GROWTH FUND

of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Market risk: The individual stocks in which the Fund has invested or overall stock markets in which they trade may decline in value. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock.

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to sometimes underperform other equity funds that use different investing styles.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular company’s stock could be incorrect.

Foreign securities risk: The Fund invests primarily in securities of foreign companies. Because of this, there is a greater risk that the Fund’s share price will fluctuate more than if the Fund invested in domestic issuers. Foreign issuers are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down and the Fund may lose money as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar may reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structure and less developed and more thinly-traded securities markets.

Performance

Because the Fund is newly organized and does not yet have a complete calendar year of performance history, the bar chart and total return tables are not provided. To obtain performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Marsico Capital Management, LLC

1200 17th Street

Suite 1600

Denver, CO 80202

Marsico Capital Management, LLC has subadvised the Fund since its inception in 2009.

Portfolio Managers

Corydon Gilchrist, CFA Marsico Capital Management, LLC

Mr. Gilchrist is a Portfolio Manager and Senior Analyst at Marsico Capital Management and has managed the Fund since its inception in 2009.

Thomas Marsico Marsico Capital Management, LLC

Mr. Marsico is the Chief Investment Officer of Marsico Capital Management and has managed the Fund since its inception in 2009

James Gendelman Marsico Capital Management, LLC

Mr. Gendelman is a Portfolio Manager and Senior Analyst at Marsico Capital Management and has managed the Fund since its inception in 2009

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

11

Fund Summary

HARBOR GLOBAL GROWTH FUND

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$50,000	$50,000	$2,500
Individual Retirement Account (IRA)	$50,000	N/A	$1,000
Custodial (UGMA/UTMA)	$50,000	N/A	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Dividends, Capital Gains and Taxes

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

12

The Funds’ Investments

Additional Information about the Funds’ Principal Investments

EQUITY SECURITIES

Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, security futures, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations. Equity investments also may include investments in initial public offerings or secondary offerings.

Information about the Funds’ Other Investments

DERIVATIVE INSTRUMENTS

Each Fund may, but is not required to, use derivatives for any of the following purposes:

■

To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.

■	As a substitute for purchasing or selling securities or foreign currencies.
■	In non-hedging situations, to attempt to profit from anticipated market developments.

In general, a derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency. Examples of derivatives are futures contracts, options, forward contracts, hybrid instruments, swaps, caps, collars and floors.

Even a small investment in certain types of derivatives can have a big impact on a Fund’s portfolio interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase a Fund’s portfolio losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of the Fund’s portfolio holdings. If a Fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities that when combined with the value of the position will equal the value of the asset it represents.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make a Fund’s portfolio less liquid and harder to value, especially in declining markets.

TEMPORARY DEFENSIVE POSITIONS

In response to extraordinary market, economic or political conditions, each Fund may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.

The Funds may invest without limit in equity securities of U.S. issuers and investment grade notes and bonds.

If a Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

13

The Adviser and Subadvisers

The Adviser

The Adviser provides management services to Harbor Funds.

The Adviser, located at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606, is an indirect, wholly-owned subsidiary of Robeco Groep N.V. Founded in 1929 and headquartered in Rotterdam, The Netherlands, Robeco Groep N.V. is one of the world’s oldest asset management organizations. As of December 31, 2009, Robeco Groep N.V., through its investment management subsidiaries, had approximately $x.x billion in assets under management.

The combined assets of Harbor Funds and the pension plans managed by the Adviser were approximately $x.x billion as of December 31, 2009.

Subject to the approval of Harbor Funds’ Board of Trustees, the Adviser, establishes and modifies whenever necessary the investment strategies of each Fund. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers. The Adviser evaluates, and allocates each Funds’ assets to, one or more Subadvisers.

The Adviser also:

■	Seeks to ensure quality control in the Subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■	Monitors and measures risk and return results against appropriate benchmarks and recommends whether Subadvisers should be retained or changed.
■	Focuses on cost control.

In order to more effectively manage the Funds, Harbor Funds and the Adviser have been granted an order from the SEC permitting the Adviser, subject to the approval of Harbor Funds’ Board of Trustees, to select Subadvisers to serve as portfolio managers for the Harbor Funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements, all without obtaining shareholder approval.

In addition to its investment management services to the Funds, the Adviser administers each Fund’s business affairs. For the year ended October 31, 2009, as shown in the table, each Fund paid the Adviser an advisory fee for these services. The Adviser has agreed to contractually limit the total expenses of each Harbor Global Value Fund and Harbor Global Growth Fund until at least February 28, 2011. The Adviser also has agreed to voluntarily reduce the total expenses of the different share classes for certain Funds for the fiscal year ending October 31, 2010. This agreement is temporary and may be terminated or changed at any time. The Adviser pays a subadvisory fee to each Subadviser out of its own assets. No Fund is responsible for paying any portion of the subadvisory fee to the Subadviser.

ANNUAL ADVISORY FEE RATES

(as a percentage of the Fund’s average net assets)

	Actual Advisory Fee Paid	Contractual Advisory Fee
International Equity Funds
Harbor International Fund	%
Up to $12 billion		0.75%
In excess of $12 billion		0.65%
Harbor International Growth Fund	%	0.75%
Global Equity Funds
Harbor Global Value Fund	%	0.85%
Harbor Global Growth Fund		0.85%

[1]	Commenced operations March 1, 2009.

A discussion of the factors considered by the Board of Trustees when approving the investment advisory agreements of the Funds is available in Harbor Funds’ semi-annual (for the 6 month period ended April 30) or annual (for the year ended October 31) reports to shareholders.

Each Subadviser that also subadvises a portion of the pension plan assets managed by the Adviser has adopted procedures to reasonably ensure fair asset allocation between the respective Fund and the pension plan. The objectives and investment styles of the respective Harbor Funds match those segments of the pension plan subadvised by the Subadvisers. This allows Harbor Funds and these plans to utilize research and other information on a cost effective basis.

The Adviser monitors the portfolio managers on an on-going basis to collect and update data about their organizations and performance.

14

The Adviser and Subadvisers

The Subadvisers and Portfolio Managers

Each Fund’s investments are selected by a Subadviser which is not affiliated with the Adviser. Information about each Fund’s individual portfolio manager(s) is provided in each Fund’s Fund Summary. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares in the Funds.

15

Your Harbor Funds Account

CHOOSING A SHARE CLASS

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at www.harborfunds.com.

Each of the Harbor Funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Harbor Funds’ separate share classes have different expenses and, as a result, their investment performances will differ. Please note that the Administrative Class shares are available for sale only to eligible retirement plans and other non-retirement accounts maintained by financial intermediaries. Eligible retirement plans consist of qualified retirement plans and Section 457 plans only. The Administrative Class shares are not available through personal plans, such as individual retirement accounts (IRA), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary. When choosing a share class, you should consider the factors below:

Not all classes are available for all Harbor Funds.

Institutional Class	Administrative Class	Investor Class
■ Available to individual and institutional investors ■ No 12b-1 fee ■ Transfer agent fee of up to 0.09% of the average daily net assets ■ $50,000 minimum investment in each Fund

■   Limited only to eligible retirement plans and financial intermediaries

■   12b-1 fee of up to 0.25% of average daily net assets

■   Transfer agent fee of up to 0.09% of the average daily net assets

■   $50,000* minimum investment in each Fund

■   Available to individual and institutional investors

■   12b-1 fee of up to 0.25% of average daily net assets

■   Transfer agent fee of up to 0.21% of the average daily net assets

■   $2,500 minimum investment for regular accounts and $1,000 minimum for IRA and UTMA/UGMA accounts

*	There is no minimum investment for qualified retirement plans and Section 457 plans.

DISTRIBUTION AND SERVICE (12b-1) FEES

Harbor Funds has adopted a distribution plan for each of the Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the Funds pay distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”) for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative and Investor Class shares and may cost you more than paying other types of sales charges.

TRANSFER AGENT FEES

The Funds pay Harbor Services Group, Inc. (the “Shareholder Servicing Agent”) transfer agent fees (specified above) on a per class basis for its services as shareholder servicing agent for each Fund. The Shareholder Servicing Agent uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., annually) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.

16

Your Harbor Funds Account

MINIMUM INVESTMENT EXCEPTIONS

Institutional Class

Notwithstanding the $50,000 minimum investment amount, you may purchase Institutional Class shares if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	Shareholders who held shares of Harbor Funds on October 31, 2002 and maintained a balance in a Harbor Funds account (hereinafter referred to as “original shareholders” or “grandfathered shareholders”). You will lose your “grandfathered” status if you deplete your account to a zero balance.

(b)	Shareholders who received all or a portion of a grandfathered account due to death, divorce, a partnership dissolution, or as a gift of shares to a charitable organization.

(c)	Current officers, partners, employees or registered representatives of financial intermediaries which have entered into sales agreements with the Distributor.

(d)	Members of the immediate family living in the same household of any of the persons included in items (a), (b) or (c).

(e)	Current trustees and officers of Harbor Funds.

(f)	Current partners and employees of legal counsel to Harbor Funds.

(g)	Current directors, officers or employees of the Adviser and its affiliates.

(h)	Current directors, officers, or employees of any subadviser to any Harbor Funds.

(i)	Members of the immediate family of any of the persons included in items (e), (f), (g) or (h).

(j)	Any trust, custodian, pension, profit sharing or other benefit plan of the foregoing persons.

(k)	Employer-sponsored retirement plan participants that transfer into a separate account with Harbor Funds within 60 days from withdrawal out of their employer-sponsored retirement plan account at Harbor Funds.

(l)	Individuals that transfer directly into a separate account with Harbor Funds from an omnibus account at Harbor Funds, provided those individuals beneficially owned shares of the same Harbor Fund through the omnibus account for a reasonable period of time, as determined by the Distributor, prior to the transfer.

(m)	Certain wrap and other types of fee based accounts for the benefit of clients of investment professionals or other financial intermediaries adhering to standards established by the Distributor.

(n)	Employer-sponsored retirement plans and omnibus accounts established by financial intermediaries where the investment in each Fund is expected to meet the minimum investment amount within a reasonable time period as determined by the Distributor.

(o)	Participants in an employer-sponsored retirement plan or 403(b) plan or 457 plan if (i) their employer has made special arrangements for the plan to operate as a group with other plans through a single broker, dealer or financial intermediary; and (ii) all participants in the plan purchase shares of a Harbor Funds through that single broker, dealer or other financial intermediary.

(p)	Certain family trust accounts adhering to standards established by the Distributor.

Administrative Class

Notwithstanding the $50,000 minimum investment amount, you may purchase Administrative Class shares if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	Eligible retirement plans (i.e., qualified retirement plans and Section 457 plans only).

(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class

Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.

17

Your Harbor Funds Account

HOW TO PURCHASE SHARES

Harbor Funds will not accept cash, money orders, cashiers checks, official checks, “starter checks”, third-party checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S.

Harbor Funds does not issue share certificates.

Harbor Small Cap Growth Fund is closed to new investors. See the Statement of Additional Information for details regarding this policy.

All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or ACH for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.

Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.

The Funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. Certain Funds also are available for sale to certain government approved pension plans in Chile and Peru.

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or
registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

	Open a new account Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Add to an existing account Complete the investment slip included with your most recent confirmation or statement.

Make your check payable to: “Harbor Funds”.

If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

By Telephone Call Harbor Services Group at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone and the Internet.

Add to an existing account

You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our website.

You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our website at www.harborfunds.com.

18

Your Harbor Funds Account

HOW TO PURCHASE SHARES

By Wire Wire to: State Street Bank and Trust Company Boston, MA ABA#: 0110 0002 8 Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number

Open a new account

Send the completed account application to the Shareholder Servicing Agent at the address listed under “By Mail.”

Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.

Call the Shareholder Servicing Agent at 800-422-1050 if you are sending a wire of $100,000 or more.

Add to an existing account Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.

By Internet Visit our website at: www.harborfunds.com Please make note of your confirmation number when transacting via the telephone and the Internet.

Add to an existing account

If your account has Internet purchase privileges, you may submit an order to purchase shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.

You must have banking instructions already established on your account to purchase shares through the Internet. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our website.

Through A Financial Intermediary

You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

19

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

An exchange is a redemption of shares from one Harbor fund and a purchase of shares in another Harbor fund and may be subject to a redemption fee.

Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.

Class to class exchanges within the same Fund, however, are generally not taxable.

All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Fund. You should consider the differences in investment objectives and expenses of a Fund before making an exchange.

Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.

INSTITUTIONAL CLASS SHAREHOLDERS

This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.

If you are an original shareholder (a shareholder of any Harbor Funds as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor Funds.

If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.

ADMINISTRATIVE CLASS SHAREHOLDERS

You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor Funds available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class shares of another Harbor fund if such class of shares is available through your retirement plan.

INVESTOR CLASS SHAREHOLDERS

If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund. Your exchanges out of the Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund into another Harbor fund would be subject to the minimum investment requirements for each Fund and class.

By Mail First class mail to: Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

You may mail an exchange request to the Shareholder Servicing Agent. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

Express or registered mail to: Harbor Services Group, Inc. 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

20

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

By Telephone Call Harbor Services Group at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone and the Internet.

If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our website.

By Internet Visit our website at: www.harborfunds.com Please make note of your confirmation number when transacting via the telephone and the Internet.

If your account has Internet exchange privileges, you may submit an order to exchange shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Through A Financial Intermediary

You may exchange Fund shares through an intermediary, such as a broker- dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward exchange orders to the Funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

21

Your Harbor Funds Account

HOW TO SELL SHARES

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.

Neither Harbor Funds nor the Shareholder Servicing Agent is obligated, under any circumstances, to pay interest on redemption proceeds.

A signature guarantee may be required. See “Shareholder and Account Policies” for more information.

Redemption proceeds sent by check that is not cashed within 180 days may be reinvested in your account in the same Fund from which it was redeemed at the current day’s NAV. Redemption proceeds which are reinvested are subject to the risk of loss like any Fund investment.

All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Each Fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.

If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.

For information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

REDEMPTION FEE

Each Harbor International Fund, Harbor International Growth Fund, Harbor Global Value Fund and Harbor Global Growth Fund charge a 2% redemption fee on shares that are redeemed before they have been held for 60 days.

This fee applies when shares are redeemed by exchange to another Harbor fund or by application of the “Accounts Below Share Class Minimums” exchange policy. The redemption fee is paid directly to the Fund to offset the transaction costs of frequent trading and to protect long-term shareholders of the Fund. The fee ensures that short-term investors pay their share of the Fund’s transaction costs and that long-term investors do not subsidize the activities of short-term traders.

The redemption fee is applicable to all short-term redemptions or exchanges of shares. However, the redemption fee does not apply to certain types of accounts, including: (i) certain plan sponsored retirement plans that do not have or report to the Funds sufficient information to impose a redemption fee on their participants’ accounts; (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption fee on its underlying customers’ accounts; and (iv) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers’ accounts.

In addition, the redemption fee does not apply to (i) premature distributions from retirement accounts due to the disability or health of the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) reinvested distributions (dividends and capital gains); (vi) redemptions initiated through an automatic withdrawal plan; (vii) redemptions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; and (ix) transactions initiated by a plan sponsor.

Some intermediaries have agreed to charge redemption fees on transactions in their customer accounts in accordance with the intermediary’s own policy, which may differ from the applicable Harbor Funds’ policy in terms of the amount of the fee, the holding period and the types of transactions which could trigger the fee. Harbor Funds may allow the intermediary to apply its own redemption fee policy to its customer accounts in place of Harbor Funds’ redemption fee policy if Harbor determines the intermediary’s policy is reasonably designed and sufficiently similar to Harbor Funds’ policy.

For purposes of applying the redemption fee, Harbor Funds will always redeem your “oldest” shares first. In addition, in the event that you transfer your shares to a different account registration (or convert them to a different share class), the shares will retain their redemption fee status. If you transfer (or convert) less than 100% of your account, the Funds will carry over the redemption fee status of your shares. From time to time, the Funds may waive or modify redemption fees for certain categories of investors. Each Fund may modify its redemption policies at any time without giving advance notice to shareholders.

22

Your Harbor Funds Account

HOW TO SELL SHARES

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or

registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

You may mail a written redemption request to the Shareholder Servicing Agent. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

By Telephone Call Harbor Services Group at: 800-422-1050	If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.
Please make note of your confirmation number when transacting via the telephone and the Internet.

Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our website.

By Internet Visit our website at: www.harborfunds.com

If your account has Internet redemption privileges, you may submit an order to redeem shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Please make note of your confirmation number when transacting via the telephone and the Internet.

Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.

Through A Financial Intermediary

You may redeem Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward redemption requests to the Funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

23

Shareholder and Account Policies

Transaction and Account Policies

IMPORTANT INFORMATION ABOUT OPENING AN ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless such information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes are still permitted for mailing); and
■	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

RIGHTS RESERVED BY HARBOR FUNDS

Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone or mail; (2) to refuse any purchase or exchange order; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering Fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.

EXCESSIVE TRADING/MARKET-TIMING

Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to seek to discourage excessive short-term trading.

Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap securities. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.

The Funds’ Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.

24

Shareholder and Account Policies

You may make up to four round trips in the same Fund in a 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30 day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those same shares on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30 day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.

Harbor Funds will limit for a period of 60 days future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor Funds. Funds at greater risk for market timing activity impose a redemption fee on shares redeemed within short periods of time. As described under “Pricing of Fund Shares”, Harbor Funds has also implemented fair value pricing procedures which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy are not deemed accepted by a Fund.

The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an automatic investment, exchange or withdrawal plan; (vii) transactions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.

When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.

In addition, some financial intermediaries may impose their own restrictions on short-term trading which may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.

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Shareholder and Account Policies

For those Funds that charge a redemption fee, Harbor Funds seeks to apply its redemption fee policy to all accounts except those accounts identified as non-applicable in the respective Fund’s Prospectus under “Redemption Fees”. In some cases, Harbor Funds permits financial intermediaries to charge redemption fees in accordance with their own policies in place of Harbor Funds’ when Harbor Funds determines that the intermediary’s redemption fee policy is reasonably designed and sufficiently similar to Harbor Funds’. Harbor Funds is encouraging those intermediaries that are not subject to the redemption fee policy because they do not have the capability to apply the redemption fee to their underlying customers’ accounts to develop that capability. Harbor Funds seeks to apply its redemption fee policy to those accounts soon after the intermediary indicates it has developed that capability. There is no assurance that Harbor Funds will successfully identify all intermediaries that are subject to the redemption fee policy or that intermediaries which do assess redemption fees will do so properly.

The trading history of accounts under common ownership or control within any of the Harbor Funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Each Fund’s full portfolio holdings are published quarterly on the 15th day following quarter end on www.harborfunds.com. In addition, the Funds’ top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on www.harborfunds.com. This information is available on Harbor Funds’ website for the entire quarter.

Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

PRICING OF FUND SHARES

Each Fund’s share price, called its net asset value or NAV per share, is calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is not calculated, and the Funds do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Each of the Funds generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or pricing services. In the case of fixed income securities and non-exchange traded derivative instruments, market value is generally determined using prices provided by independent pricing services. The prices provided by independent pricing services reflect the pricing service’s assessment using various market inputs of what it believes are the fair market values of the securities at the time of pricing. Those market inputs include recent transaction prices for the securities and dealer quotations, transaction prices for what the pricing service believes are similar securities and various relationships between factors such as interest rate changes and security prices which are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the pricing service often does not have as a market input current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the price supplied by the pricing service may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

When reliable market quotations or prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. A Fund may also use fair

26

Shareholder and Account Policies

value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by a pricing service for the same securities. This means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or prices supplied by a pricing service. The fair value prices used by the Fund may also differ from the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.

Share prices are normally available after 7:00 p.m. Eastern time by calling 800-422-1050 or visiting www.harborfunds.com.

PAYING FOR SHARES BY CHECK

If you purchase Fund shares by check:

■	No third-party checks, starter checks, money orders, cashiers checks, official checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	You may subsequently sell the shares purchased by check, but the proceeds may not be available for up to 10 business days to ensure that your check has cleared.
■	You can avoid the 10 business day holding period by purchasing shares via wire. Use of ACH will reduce the holding period to up to 3 business days.

IN-KIND REDEMPTIONS

Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in kind would be valued for this purpose by the same method as is used to calculate the Fund’s net asset value per share. Redemptions, whether made in cash or in kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

ACCOUNTS BELOW SHARE CLASS MINIMUMS

If due to redemptions, your account balance falls below the required minimum investment for the class of shares in which you are invested, the Shareholder Servicing Agent may ask that the account balance be increased. If your account balance is not increased within 60 days, the Shareholder Servicing Agent reserves the right to redeem your account in full, at the then current NAV. For those Harbor funds with a $50,000 Institutional Class minimum required investment, the Shareholder Servicing Agent reserves the right to exchange your Institutional Class shares at the then current NAV for shares of that Fund’s Investor Class.

Shareholders seeking to establish accounts with amounts that are below the $50,000 Institutional Class minimum required investment for the applicable Harbor fund and who are not eligible for an exemption or waiver of this minimum will automatically be invested in the Investor Class shares for that Fund.

STATEMENTS AND REPORTS

You will receive a confirmation statement after each transaction affecting your account; however, shareholders participating in an automatic plan will receive only quarterly confirmations of all transactions. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact the Shareholder Servicing Agent regarding any errors or discrepancies.

The Funds produce financial reports, which include a list of each Fund’s portfolio holdings, semi-annually and update their prospectuses at least annually.

Unless you instruct Harbor Funds otherwise by contacting the Shareholder Servicing Agent, the Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor

27

Shareholder and Account Policies

Funds account. This process is known as “householding.” Please call the Shareholder Servicing Agent if you would like to receive additional copies of these documents. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

SIGNATURE GUARANTEES

A Medallion signature guarantee is required if any of the following is applicable:

■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address which has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds wired to a bank account other than a bank account of record.

Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion.

A Medallion signature guarantee may be refused if any of the following is applicable:

■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.

How to Obtain a Medallion Signature Guarantee

A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.

If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature.

28

Shareholder and Account Policies

You may receive dividend and capital gain distributions in cash or reinvest them. Dividend and capital gain distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.

This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Fund declares and pays any dividends from net investment income and capital gains at least annually in December. Each Fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. Harbor International Growth Fund, Harbor Global Value Fund and Harbor Global Growth Fund expect any distributions to be primarily from capital gains. Harbor International Fund expects any distributions to be from both capital gains and net investment income.

For U.S. federal income tax purposes, distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and other factors, and distributions of net short-term capital gain are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so designated by a Fund and certain other conditions, including holding period requirements, are met by the Fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate, as discussed in detail in the Funds’ Statement of Additional Information. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional Fund shares.

Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Otherwise, dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.

When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. Every January, the Funds will send you information about the Fund’s dividends and distributions and any shares you sold during the previous calendar year.

If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service, you may be subject to a backup withholding tax of 28% on your dividends and capital gain distributions, redemptions, exchanges and any other payments to you.

Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if either of the following occur:

■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gain distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.

Dividends and capital gain distribution checks which are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any Fund investment.

Neither Harbor Funds nor the Shareholder Servicing Agent has any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

29

Investor Services

Harbor Funds provides a variety of services to manage your account

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these features or you may download the form from our website at www.harborfunds.com.

ONLINE SERVICES

WWW.HARBORFUNDS.COM

Our website provides to you, 24 hours a day, access to your account information, the ability to conduct transactions, the option to request forms and applications, and offers additional information on each of the Harbor Funds.

In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to www.harborfunds.com and follow the instructions accordingly).

When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.

Transactions submitted through the Internet are subject to the same minimums and terms as other transaction methods.

The Shareholder Servicing Agent uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that the Shareholder Servicing Agent uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, the Shareholder Servicing Agent and the Distributor are not liable for acting on these instructions.

TRANSFER ON DEATH (“TOD”) REGISTRATION

You may indicate on the account application to whom the account will be transferred on your death.

TOD registration is available only for accounts registered in an individual name or as joint tenants with rights of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA, Trust accounts or institutional accounts. TOD registration requires the name(s) of the beneficiary(ies) to be listed on the account registration followed by “TOD, Subject to STA TOD Rules”. Harbor Funds reserves the right to use the term “beneficiaries” in an account registration rather than list each named beneficiary. However, the shareholder must provide the name, address, social security number, and birth date of each beneficiary. Per stirpes designation will not be accepted.

To add TOD registration to an existing account, call the Shareholder Servicing Agent at 800-422-1050 to request the Transfer on Death Registration form and instructions or you may download the form from our website at www.harborfunds.com.

TELEPHONE SERVICES

800-422-1050

Our automated telephone service is available 24 hours a day. It provides you the ability to conduct transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds.

When you establish an account, you will be granted telephone transaction privileges unless you decline them on the application.

Telephone transactions are subject to the same minimums as other transaction methods.

Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by the Shareholder Servicing Agent. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, none of Harbor Funds, the Shareholder Servicing Agent, or the Distributor will be liable for acting on these instructions.

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Investor Services

Shareholders participating in an automatic investment, exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.

Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.

Your automatic investment plan, automatic exchange plan, automatic withdrawal plan, or dividend exchange plan will be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.

RETIREMENT ACCOUNTS

For information on establishing retirement accounts, please call 800-422-1050.

■

Traditional IRA — an individual retirement account. Your contributions may or may not be deductible, depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.

■	Roth IRA — an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.
■	SEP IRA — an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.
■	Other Retirement Plans — The Funds may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 800-422-1050 to request an Automatic Options form or you may download the form from our website at www.harborfunds.com. Additionally, you may establish an automatic investment plan through our website by logging in to your account at www.harborfunds.com.

AUTOMATIC INVESTMENT PLAN

You may sell the shares, but the proceeds may not be available for up to 3 business days after the initial purchase to ensure that the funds from your account have cleared.

If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future automatic investment plan purchases.

By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital again distribution.

AUTOMATIC EXCHANGE PLAN

You may automatically exchange between Harbor funds either monthly or quarterly. The Fund being exchanged out of and the Fund being exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.

AUTOMATIC WITHDRAWAL PLAN

You may direct Harbor Funds to withdraw a specific dollar amount on a monthly or quarterly schedule. If you have multiple plans, the dollar amount in each plan must be the same.

If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions for you. You should consult your tax adviser.

DIVIDEND EXCHANGE PLAN

You may invest dividends and capital gain distributions from one Fund in shares of another Fund, provided you have opened an account in the other Fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Fund are used to purchase shares in another Fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.

31

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single Fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

		Income From Investment Operations			Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Total Distributions	Proceeds from Redemption Fees
HARBOR INTERNATIONAL FUND
Institutional Class
October 31, 2009	$	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005
Administrative Class
October 31, 2009	$	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005
Investor Class
October 31, 2009	$	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005
HARBOR INTERNATIONAL GROWTH FUND
Institutional Class
October 31, 2009	$	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005
Administrative Class
October 31, 2009	$	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005
Investor Class
October 31, 2009	$	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006
October 31, 2005

32

The information has been audited by                                         , independent registered public accounting firm, whose report, along with the Funds’ financial statements, are incorporated by reference in the Statement of Additional Information, both of which are available upon request.

Net Asset Value End of Period		Net Assets End of Period (000s)	Total Return		Ratio of Total Expenses to Average Net Assets (%)[2]		Ratio of Net Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)

$		$		%		%		%		%		%
40.94
79.46
60.14
47.50

$		$		%		%		%		%		%
40.66
78.99
59.85
47.31

$		$		%		%		%		%		%
40.46
78.63
59.60
47.13

$		$		%		%		%		%		%
8.21
17.50
12.62
9.76

$		$		%		%		%		%		%

$		$		%		%		%		%		%

33

Financial Highlights

		Income From Investment Operations			Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Total Distributions	Proceeds from Redemption Fees
HARBOR GLOBAL VALUE FUND
Institutional Class
October 31, 2009	$	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006[g]
Administrative Class
October 31, 2009	$	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006[g]
Investor Class
October 31, 2009	$	$	$	$	$	$	$	$
October 31, 2008
October 31, 2007
October 31, 2006[g]
HARBOR GLOBAL GROWTH FUND
Institutional Class
October 31, 2009	$	$	$	$	$	$	$	$
Administrative Class
October 31, 2009	$	$	$	$	$	$	$	$
Investor Class
October 31, 2009	$	$	$	$	$	$	$	$

[1]	Includes both short-term and long-term capital gains.
[2]	Percentage does not reflect reduction for credit balance arrangements.
[a]	Reflects the Adviser’s waiver, if any, of its management fees and/or other operating expenses.
[b]	The total returns would have been lower had certain expenses not been waived during the periods shown.
[c]	Annualized.
[d]	Unannualized.
[e]	Assets in this class were too small to incur any income or expense.
[f]	Less than $0.01.
[g]	For the period August 7, 2006 (inception) through October 31, 2006.

34

Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return		Ratio of Total Expenses to Average Net Assets (%)[2]		Ratio of Net Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)

$	$		%		%		%		%		%

$	$		%		%		%		%		%

$	$		%		%		%		%		%

$	$		%		%		%		%		%

$	$		%		%		%		%		%

$	$		%		%		%		%		%

35

Harbor International & Global Funds Details

Share prices are available on our website at www.harborfunds.com or by calling 800-422-1050 after 7:00 p.m. Eastern time.

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor Funds call 800-422-1050 or visit our website at www.harborfunds.com.

FUND	FUND NUMBER	TICKER SYMBOL	CUSIP NUMBER
INTERNATIONAL & GLOBAL FUNDS
Harbor International Fund
Institutional Class	2011	HAINX	411511306
Administrative Class	2211	HRINX	411511652
Investor Class	2411	HIINX	411511645
Harbor International Growth Fund
Institutional Class	2017	HAIGX	411511801
Administrative Class	2217	HRIGX	411511637
Investor Class	2417	HIIGX	411511629
Harbor Global Value Fund
Institutional Class	2027	HAGVX	411511447
Administrative Class	2227	HRGVX	411511454
Investor Class	2427	HIGVX	411511462
Harbor Global Growth Fund
Institutional Class	2030	HGGAX	411512874
Administrative Class	2230	HRGAX	411512866
Investor Class	2430	HGGIX	411512858

Updates Available

For updates on the Harbor Funds following the end of each calendar quarter, please visit our website at www.harborfunds.com.

36

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

02/2010/200

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050

www.harborfunds.com

For more information

For investors who would like more information about Harbor Funds, the following documents are available upon request:

Annual/Semi-Annual Reports

Additional information about the Funds’ investments is available in the Harbor Funds annual and semi-annual reports to shareholders. The Harbor Funds annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.

Free copies of the annual and semi-annual reports, the SAI, and other information and answers to questions about the Funds are available:

On the Internet:	www.harborfunds.com

By Telephone:	800-422-1050

By Mail:	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202.551.8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	http://www.sec.gov

By E-Mail (for a fee):	publicinfo@sec.gov

By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C. 20549-0102

This Prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the Funds are registered for sale.

Investment Company Act File No. 811-4676	FD.P.IG0310

SUBJECT TO COMPLETION

Prospectus

March 1, 2010

Strategic Market Funds

Harbor Commodity Real Return Strategy Fund
Institutional Class	HACMX
Administrative Class	HCMRX

The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Harbor Funds’ Strategic Market series represents a group of funds which employ less traditional investment strategies to achieve their investment objectives and/or focus on more specialized segments of the broader market. Because they typically employ less conventional and/or more focused approaches, an investment in these Funds presents greater risk to investors and, potentially, greater opportunities for reward over the long-term. Investors considering an investment in a Strategic Market series Fund should be prepared to accept significant volatility in the Fund’s performance, particularly over shorter time periods. These Funds are not intended to serve as core holdings in an investor’s portfolio but instead should represent only a small portion of an investor’s overall diversified portfolio. Investors considering an investment in these Funds should be sure they carefully read and understand the investment strategies employed and the heightened risks associated with those strategies.

Fund and Service Providers	Back Cover
Additional Information	Back Cover

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Harbor Funds’ Board of Trustees may change a Fund’s investment goal without shareholder approval.

Harbor Commodity Real Return Strategy Fund Fund Summary	Institutional Class HACMX Administrative Class HCMRX

Investors considering an investment in the Fund should be prepared to accept significant volatility in the Fund’s performance, particularly over shorter time periods. The Fund is not intended to serve as a core holding in an investor’s portfolio but instead should represent only a small portion of an investor’s overall diversified portfolio. Investors considering an investment in this Fund should be sure they carefully read and understand the investment strategies employed and the heightened risks associated with those strategies

Investment Objective

The Fund seeks maximum real return, consistent with prudent investment management.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Institutional Class	Administrative Class
Redemption Fee*	2.00%	2.00%
*	The 2% fee applies to shares redeemed (by selling, by exchanging to another Harbor fund, or by application of the accounts below share class minimums exchange policy) less than 30 days after purchase. The fee is withheld from redemption proceeds and retained by the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class
Management Fees	0.86%	0.86%
Distribution and/or Service (12b-1) Fees	None	0.25%
Other Expenses	x.xx%	x.xx%
Acquired Fund Fees and Expenses[1]	x.xx%	x.xx%
Total Annual Fund Operating Expenses	x.xx%	x.xx%
Expense Reimbursements[2]	x.xx%	x.xx%
Net Total Annual Fund Operating Expenses	0.94%	0.94%
[1]

The acquired fund fees and expenses (AFFE) are the expenses indirectly incurred by the Fund as a result of its investments during the most recent fiscal period in investment companies and other pooled investment vehicles. Because these costs are indirect, the total annual fund operating expenses in this fee table will not correlate to the expense ratio shown in the Fund’s financial highlights table because that ratio does not include the AFFE. Harbor Cayman Commodity Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) has entered into a separate contract with the Adviser for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays the Adviser a management fee at the annual rate of 0.86% of its net assets.

[2]

The Adviser has contractually agreed to limit the Fund’s operating expenses through 02-28-2011. In addition, the Adviser has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary (as described in footnote 1 above). This waiver may not be terminated by the Adviser and will remain in effect for as long as the Adviser’s contract with the Subsidiary is in place.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate in the most recent fiscal year was xx%.

Principal Investment Strategy

Principal Style Characteristics: Commodity-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income instruments

The Fund seeks to achieve its investment objective by investing under normal market conditions in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. Rather than invest directly in physical commodities, the Fund employs an enhanced index strategy. The commodity-linked derivative instruments in which the Fund primarily invests are linked to the Dow Jones-UBS Commodity Index Total ReturnSM (the “Commodity Index”), which is intended to provide the Fund with exposure to the investment returns of the commodities markets as represented by the Commodity Index without the Fund investing directly in physical commodities. Commodity-linked derivative instruments in which the Fund may invest include commodity index-linked notes, swap agreements, commodity options, futures and options on futures. The assets used to collateralize the commodity-linked derivative instruments are invested in an actively managed portfolio of inflation-indexed bonds and other fixed income securities, including derivative fixed income instruments. The Fund also may invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

Commodities are assets that have tangible properties, such as oil, metals and agricultural products. The Commodity Index tracks the returns of futures contracts in 19 different physical commodities. The Commodity Index is structured to seek to

1

Fund Summary

HARBOR COMMODITY REAL RETURN STRATEGY FUND

provide diversified commodity exposure by requiring that no related group of commodities may constitute more than 33% of the index and no single commodity may constitute more than 15% or less than 2% of the index. The value of the Commodity Index, and therefore the value of any derivative instruments linked to that index, may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes or political and regulatory developments.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes and through investments in the Subsidiary. Commodity index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. The Subsidiary has the same investment objective and is subject to substantially the same investment policies and restrictions as the Fund, except that the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Subsidiary is advised by Harbor Capital Advisors and subadvised by PIMCO. The Fund may invest up to 25% of its total assets in the Subsidiary.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to the Commodity Index. However, the Subadviser also seeks to generate additional incremental return over that of the Commodity Index by seeking to take advantage of temporary market fluctuations in the manner in which the Fund creates exposure to the Commodity Index. The Fund’s or the Subsidiary’s investments in commodity-linked derivative instruments may include exposure to commodity futures with different roll dates, reset dates or contract months than those specified within the Commodity Index. The Fund or the Subsidiary may also invest in derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of the Commodity Index. The Fund or the Subsidiary also may over-weight or under-weight its exposure to the Commodity Index, or a subset of commodities, such that the Fund may have a greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. These deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to the Commodity Index within 5% (plus or minus) of the value of the Fund’s net assets.

The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may concentrate its assets in particular sectors of the commodities market.

Duration. The average portfolio duration of the fixed income portion of the Fund will vary based on the Subadviser’s forecast for interest rates, but under normal market conditions is not expected to exceed ten years. Average duration is the weighted average of all bond durations in the Fund’s portfolio, and is an approximate measure of the sensitivity of the market value of the Fund’s fixed income holdings to changes in interest rates. If the Fund’s duration is longer than the market’s duration, the Fund’s fixed income assets would experience a greater change in value when interest rates are rising or falling than would the market as a whole.

Credit Quality. The average weighted portfolio quality of the fixed income securities held by the Fund is expected to be BBB or better. The Fund may invest up to 10% of its total assets in below investment grade securities, commonly referred to as high-yield or junk bonds, rated B or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by the Subadviser to be of comparable quality.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Commodities and commodity-linked derivative instruments can be significantly more volatile than other securities, such as stocks or bonds. Similarly, the Commodity Index can be significantly more volatile than broad market equity and fixed income indices. The value of your investment in the Fund may go down, which means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Commodity risk: The Fund’s investments in commodity-linked derivative instruments may subject the Fund to significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund may be more susceptible to risks associated with those sectors.

Fixed income security risk: Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events.

Subsidiary risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940 (the “Investment Company Act”), and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the Investment Company Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Fund.

2

Fund Summary

HARBOR COMMODITY REAL RETURN STRATEGY FUND

Interest rate risk: As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if the Fund has an average duration of ten years, a 1% increase in interest rates generally would result in a 10% decrease in the Fund’s value. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including U.S. Treasury inflation protected securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Credit risk: The issuer of a security owned by the Fund could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. This risk is higher for below investment grade bonds.

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

Selection risk: The Subadviser’s judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities could be incorrect.

Derivatives risk: The value of derivative instruments held by the Fund may not change in the manner expected by the Subadviser, which could result in disproportionately large losses to the Fund.

Foreign securities risk: Prices of the Fund’s foreign securities may go down because of unfavorable changes in foreign currency exchange rates, foreign government actions, political instability or the more limited availability of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries.

Non-diversification risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer and in a relatively small number of issuers, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit or other risks.

Short sales risk: If the price of securities sold short increases, the Fund would be required to pay more to replace the borrowed securities than the Fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, the Fund’s risk of loss on a short sale is potentially unlimited.

Mortgage risk: Mortgage derivatives in the Fund’s portfolio may have especially volatile prices because the imbedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk that the Fund could lose money due to prepayment and extension risks because the Fund invests heavily at times in mortgage-related securities.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 09-02-2008)
Before Taxes	%	N/A	N/A	%
After Taxes on Distributions	%	N/A	N/A	%
After Taxes on Distributions and Sale of Fund Shares	%	N/A	N/A	%
Administrative Class (inception date 09-02-2008)
Before Taxes	%	N/A	N/A	%
Comparative Index[1]
Dow Jones-UBS Commodity Index Total ReturnSM	%	%	%	%
[1]

The index does not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the index would be lower. It is not possible to invest directly in an unmanaged index.

3

Fund Summary

HARBOR COMMODITY REAL RETURN STRATEGY FUND

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative Class shares will vary.

Management

Investment Adviser

Harbor Capital Advisors, Inc.

Harbor Capital Advisors employs a ‘manager-of-managers’ approach by selecting and overseeing subadvisers responsible for the day-to-day management of the assets of the Funds. Pursuant to an exemptive order granted by the SEC, Harbor Capital Advisors, subject to the approval of Harbor Funds’ Board of Trustees, is able to select subadvisers and to enter into new or amended subadvisory agreements without obtaining shareholder approval.

Subadviser

Pacific Investment Management Company LLC (PIMCO)

840 Newport Center Drive

P.O. Box 6430

Newport Beach,

CA 92658-6430

PIMCO has subadvised the Fund since its inception in 2008.

Portfolio Manager

Mihir Worah PIMCO

Mr. Worah is a Managing Director or PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team and he has managed the Fund since its inception in 2008.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*
Regular	$1,000	$50,000
Individual Retirement Account (IRA)	$1,000	N/A
Custodial (UGMA/UTMA)	$1,000	N/A
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

4

The Fund’s Investments

Additional Information about the Fund’s Principal Investments

FIXED INCOME SECURITIES

The Fund invests primarily in commodities and commodity-linked derivative instruments and inflation-indexed bonds. The Fund also may invest in all types of fixed income securities.

Fixed income securities include bonds (including bond units), notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, loan participations and assignments, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments.

Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions.

These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, inflation indexed, zero coupon, contingent, deferred, payment in-kind and auction rate features.

MORTGAGE-RELATED AND ASSET-BACKED SECURITIES

Mortgage-related securities may be issued by private companies or by agencies of the U.S. government. Mortgage-related securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

The Fund may use mortgage dollar rolls to finance the purchase of additional investments. Dollar rolls expose the Fund to the risk that it will lose money if the additional investments do not produce enough income to cover the Fund’s dollar roll obligations.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets. Holders of privately issued mortgage-backed securities are dependent on, yet may have limited access to, information enabling them to evaluate the competence and integrity of the underlying originators and mortgage lending institutions.

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Mortgage-related and asset-backed securities are especially sensitive to prepayment and extension risk.

CREDIT QUALITY

Securities are investment grade if:

■	They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization (“NRSRO”).
■	They have received a comparable short-term or other rating.
■	They are unrated securities that the Subadviser believes to be of comparable quality to rated investment-grade securities.

Securities are considered below investment grade (“junk bonds”) if:

■	They are rated below one of the top four long-term rating categories of a NRSRO.
■	They are unrated securities that the Subadviser believes to be of comparable quality.

If a security receives different ratings, the Fund will treat the security as being rated in the highest rating category. The Fund may choose not to sell securities that are downgraded after their purchase below the Fund’s minimum acceptable credit rating. The Fund’s credit standards also apply to counterparties to over-the-counter derivative contracts.

DERIVATIVE INSTRUMENTS

In light of certain revenue rulings and private letter rulings issued by the Internal Revenue Service (“IRS”), as discussed below under “Dividends, Distributions and Taxes — A Note on the Harbor Commodity Real Return Strategy Fund,” Harbor Commodity Real Return Strategy Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in its Subsidiary. The Harbor Commodity Real Return Strategy Fund also may invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity

5

The Fund’s Investments

futures contracts, or a subset of commodities and commodities futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity, commodity futures contract, subset of commodities, subset of commodities futures contracts or commodity index.

These notes expose the Harbor Commodity Real Return Strategy Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes often are leveraged, which means the amount by which the value of the notes will rise or fall in response to changes in the underlying instrument has been magnified by a certain multiple. This would have the effect of increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Harbor Commodity Real Return Strategy Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

The Harbor Commodity Real Return Strategy Fund also may invest in other commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract, a subset of commodities, a subset of commodities futures contracts or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments.

The Harbor Commodity Real Return Strategy Fund also may gain exposure to commodity markets by investing in the Subsidiary. It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

The IRS issued a revenue ruling that limits the extent to which a fund may invest directly in commodity-linked swaps or certain other commodity-linked derivatives. The Subsidiary, on the other hand, may invest in these commodity-linked derivatives without limitation.

Each Fund may, but is not required to, use derivatives for any of the following purposes:

■

To hedge against adverse changes in the market value of securities held by or to be bought for the Fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.

■	As a substitute for purchasing or selling securities or foreign currencies.
■	To manage the duration of the Fund’s fixed income portfolio.
■	In non-hedging situations, to attempt to profit from anticipated market developments.

In general, a derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, commodity, index or currency. Examples of derivatives are futures contracts, options, forward contracts, hybrid instruments, swaps, caps, collars and floors.

Even a small investment in certain types of derivatives can have a big impact on a Fund portfolio’s interest rate, stock market and currency exposure. Therefore, using derivatives can disproportionately increase a Fund’s portfolio losses and reduce opportunities for gains when commodity prices, interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond as expected to changes in the value of a Fund’s portfolio holdings. If a Fund invests in a derivative instrument, it seeks to manage its derivative position by segregating enough cash or liquid securities to cover its obligation under the derivative instrument.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives also can make a Fund’s portfolio less liquid and harder to value, especially in declining markets.

INVESTMENTS IN THE WHOLLY-OWNED SUBSIDIARY

Investments in the Subsidiary are expected to provide the Harbor Commodity Real Return Strategy Fund with exposure to the commodity markets within the limitations of the Subchapter M of the

6

The Fund’s Investments

Code and recent IRS revenue rulings, as discussed below under “Dividends, Distributions and Taxes — A Note on the Harbor Commodity Real Return Strategy Fund.”

It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the Fund may enter into these commodity-linked derivative instruments directly, the Fund likely will gain exposure to these derivative instruments indirectly by investing in the Subsidiary. When the Subadviser believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity index-linked notes, the Fund’s investment in the Subsidiary will likely increase. The Subsidiary also will invest in inflation-indexed securities and other fixed income instruments, which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions. To the extent that the Fund invests in the Subsidiary, it will be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this Prospectus, as if the Fund were investing in those derivative instruments and other securities directly rather than through the Subsidiary.

While the Subsidiary may be considered similar to an investment company, it is not registered under the Investment Company Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Investment Company Act. However, the Subsidiary has adopted the same investment objective and substantially the same investment policies and restrictions as the Fund, except that the Subsidiary may invest without limit in commodity-linked derivative instruments. In addition, the Fund wholly owns and controls the Subsidiary, and both the Fund and the Subsidiary have the same investment adviser and Subadviser.

Because the Subsidiary is organized under the laws of the Cayman Islands, the Subsidiary is subject to the risk that changes in those laws could adversely affect the Subsidiary’s, ability to operate in the manner described in this prospectus and Statement of Additional Information which, in turn, would adversely affect the Fund. Similarly, changes in the laws of the United States, including tax laws, could restrict the Fund’s ability to invest in the Subsidiary in such a manner and to such a degree that the Fund would no longer be able to gain sufficient exposure to the commodities market to implement its investment strategy.

Information about the Fund’s Other Investments

EQUITY SECURITIES

Harbor Commodity Real Return Strategy Fund may invest in equity securities of issuers in commodity-related industries.

TEMPORARY DEFENSIVE POSITIONS

In response to extraordinary market, economic or political conditions, a Fund may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.

If a Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

7

The Adviser and Subadviser

The Adviser

The Adviser provides management services to Harbor Funds and also serves as the investment adviser to Harbor Commodity Real Return Strategy Fund’s Subsidiary.

The Adviser located at 111 South Wacker Drive, 34th Floor, Chicago, Illinois 60606-4302, is an indirect wholly-owned subsidiary of Robeco Groep N.V. Founded in 1929 and headquartered in Rotterdam, The Netherlands, Robeco Groep N.V. is one of the world’s oldest asset management organizations. As of December 31, 2009, Robeco Groep N.V., through its investment management subsidiaries, had approximately $x.x billion in assets under management.

The combined assets of Harbor Funds and the pension plans managed by the Adviser were approximately $x.x billion as of December 31, 2009.

Subject to the approval of Harbor Funds’ Board of Trustees, the Adviser, as the investment adviser, establishes and modifies whenever necessary the investment strategies of each Fund. The Adviser also is responsible for overseeing each Subadviser and recommending the selection, termination and replacement of Subadvisers. The Adviser evaluates, and allocates each Fund’s assets to, one or more Subadvisers.

The Adviser also:

■	Seeks to ensure quality control in the Subadviser’s investment process with the objective of adding value compared with returns of an appropriate risk and return benchmark.
■	Monitors and measures risk and return results against appropriate benchmarks and recommends whether Subadvisers should be retained or changed.
■	Focuses on cost control.

In order to more effectively manage the Fund, Harbor Funds and the Adviser have been granted an order from the SEC permitting the Adviser, subject to the approval of Harbor Funds’ Board of Trustees, to select Subadvisers to serve as portfolio managers for the Harbor Funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements, all without obtaining shareholder approval.

As discussed in its “Principal Strategies and Investments” section, Harbor Commodity Real Return Strategy Fund may pursue its investment objective by investing in the Subsidiary. The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays the Adviser a management fee at the annual rate of 0.86%. The Subsidiary also has entered into a separate contract with the Subadviser whereby the Subadviser provides investment subadvisory services to the Subsidiary. In consideration of these services, the Subsidiary pays the Subadviser a subadvisory fee at the annual rate of 0.86%.

The Adviser has contractually agreed to waive the advisory fee it receives from Harbor Commodity Real Return Strategy Fund in an amount equal to the advisory fee paid to the Adviser by the Subsidiary. This waiver may not be terminated by the Adviser and will remain in effect for as long as the Adviser’s contract with the Subsidiary is in place.

In addition to its investment management services to the Funds and the Subsidiary, the Adviser administers each Fund’s and the Subsidiary’s business affairs. The Adviser has agreed to contractually limit the total expenses of Harbor Commodity Real Return Strategy Fund until at least February 28, 2011. The Adviser pays a subadvisory fee to the Subadviser out of its own assets. The Fund is not responsible for paying any portion of the subadvisory fee to the Subadviser.

ANNUAL ADVISORY FEE RATES

(as a percentage of the Fund’s average net assets)

	Actual Advisory Fee Paid	Contractual Advisory Fee
Harbor Commodity Real Return Strategy Fund	—	0.86%

A discussion of the factors considered by the Board of Trustees when approving the investment advisory agreements of the Funds is available in Harbor Funds’ semi-annual (for the 6 month period ended April 30) or the annual (for the year ended October 31) reports to shareholders.

Each Subadviser that also subadvises a portion of the pension plan assets managed by the Adviser has adopted procedures to reasonably ensure fair asset allocation between the respective Fund and the pension plan. The objectives and investment styles of the respective Funds match those segments of the pension plan subadvised by the Subadvisers. This allows Harbor Funds and these plans to utilize research and other information on a cost effective basis.

The Adviser monitors the portfolio managers on an on-going basis to collect and update data about their organizations performance.

8

The Adviser and Subadviser

The Subadviser and Portfolio Manager

The Fund’s investments are selected by a Subadviser, which is not affiliated with the Adviser. Information about each Fund’s individual portfolio manager is provided in each Fund’s Fund Summary. The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares in the Fund.

9

The Adviser and Subadviser

PIMCO Commodity Real Return Composite Performance Information

The following table presents the past performance of a composite of certain accounts managed by Pacific Investment Management Company LLC (“PIMCO”), which serves as the Subadviser to Harbor Commodity Real Return Strategy Fund. The PIMCO Commodity Real Return Composite (the “Composite”) is comprised of all fee paying accounts under discretionary management by PIMCO that have investment objectives, policies and strategies substantially similar to that of the Fund. Except to the extent performance has been adjusted to reflect the operating expenses of the Fund, the PIMCO historical performance (gross of investment advisory fees paid by the accounts within the Composite) has been prepared in compliance with the Global Investment Performance Standards (GIPS®). GIPS has not been involved in the preparation or review of this report. The GIPS method for computing historical performance differs from the Securities and Exchange Commission’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the Composite and certain other expenses that would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the Fund in their analysis of the historical experience of PIMCO in managing portfolios with substantially similar investment strategies and techniques to those of the Fund. To calculate the performance of the Composite net of all operating expenses, the operating expenses payable by the Institutional and Administrative Class shares of the Fund for the fiscal year ending October 31, 2009 were used.

The historical performance of the PIMCO Commodity Real Return Composite is not that of the Harbor Commodity Real Return Strategy Fund, and is not necessarily indicative of the Fund’s future results. The Fund commenced operations on September 2, 2008 and the Fund’s actual performance may vary significantly from the past performance of this Composite. While the accounts comprising the Composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of the Fund’s shares and the Fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, not all of the accounts comprising the composite are subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the Composite, they may have had an adverse affect on the performance results of the Composite.

PIMCO COMMODITY REAL RETURN COMPOSITE PERFORMANCE

For the Periods Ended December 31, 2009:
PIMCO Commodity Real Return Composite*	1 Year		3 Years		5 Years		Since Inception
Composite net of all Institutional Class operating expenses		%		%		%		%
Composite net of all Administrative Class operating expenses
Composite gross of all operating expenses
Dow Jones-UBS Commodity Index Total ReturnSM

	For the Periods Ended December 31:
	2002**	2003	2004	2005	2006	2007	2008	2009
Composite net of all Institutional Class operating expenses	19.12%	26.47%	13.34%	17.35%	-5.46%	20.55%	-43.42%		%
Composite net of all Administrative Class operating expenses	18.99	26.15	13.06	17.06	-5.69	20.25	-43.56
Composite gross of all operating expenses	20.79	30.76	17.20	21.34	-2.25	24.65	-42.89
Dow Jones-UBS Commodity Index Total ReturnSM	12.29	23.90	9.10	21.40	2.10	16.20	-35.65

*	This is not the performance of Harbor Commodity Real Return Strategy Fund. As of December 31, 2009, the PIMCO Commodity Real Return Composite was composed of accounts, totaling approximately $ billion. The inception date of the Composite was August 1, 2002.
**	For the period August 1, 2002 (inception) through December 31, 2002.

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Your Harbor Funds Account

CHOOSING A SHARE CLASS

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for these funds call 800-422-1050 or visit our website at www.harborfunds.com.

Each of the Harbor Funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Harbor Funds’ separate share classes have different expenses and, as a result, their investment performances will differ. Please note that the Administrative Class shares are available for sale only to eligible retirement plans and other non-retirement accounts maintained by financial intermediaries. Eligible retirement plans consist of qualified retirement plans and Section 457 plans only. The Administrative Class shares are not available through personal plans, such as individual retirement accounts (IRA), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary. When choosing a share class, you should consider the factors below:

Not all Classes are available for all Funds.

Institutional Class	Administrative Class	Investor Class

■   Available to individual and institutional investors

■   No 12b-1 fee

■    Transfer agent fee of up to 0.09% of the average daily net assets

■    $1,000 minimum investment in Harbor Commodity Real Return Strategy Fund

■   Limited only to eligible retirement plans and financial intermediaries

■   12b-1 fee of up to 0.25% of average daily net assets

■   Transfer agent fee of up to 0.09% of the average daily net assets

■   $50,000* minimum investment in each Fund

■   Harbor Commodity Real Return Strategy Fund does not offer Investor Class shares

■   Available to individual and institutional investors

■   12b-1 fee of up to 0.25% of average daily net assets

■   Transfer agent fee of up to 0.21% of the average daily net assets

■   $2,500 minimum investment for regular accounts and $1,000 minimum for IRA and UTMA/UGMA accounts

*	There is no minimum investment for qualified retirement plans and Section 457 plans.

DISTRIBUTION AND SERVICE (12b-1) FEES

Harbor Funds has adopted a distribution plan for each of the Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the Funds pay distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”) for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment in Administrative and Investor Class shares and may cost you more than paying other types of sales charges.

TRANSFER AGENT FEES

The Funds pay Harbor Services Group, Inc. (the “Shareholder Servicing Agent”) transfer agent fees (specified above) on a per class basis for its services as shareholder servicing agent for each Fund. The Shareholder Servicing Agent uses a portion of these fees to pay unaffiliated financial intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per fund or per sub-account charges that are assessed on a periodic basis (i.e., annually) and/or an asset based fee that is determined based upon the value of the assets maintained by the financial intermediary.

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Your Harbor Funds Account

MINIMUM INVESTMENT EXCEPTIONS

Institutional Class

Harbor Funds may, in its discretion, waive or lower the investment minimum for the Institutional Class of the Fund.

Administrative Class

Notwithstanding the $50,000 minimum investment amount, you may purchase Administrative Class shares if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility.

(a)	Eligible retirement plans (i.e., qualified retirement plans and Section 457 plans only).

(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

Investor Class

Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Harbor fund.

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Your Harbor Funds Account

HOW TO PURCHASE SHARES

Harbor Funds will not accept cash, money orders, cashiers checks, official checks, “starter checks”, third-party checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S.

Harbor Funds does not issue share certificates.

All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or ACH for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.

Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.

The Funds are available for sale in all 50 United States, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam.

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or
registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

	Open a new account Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Add to an existing account Complete the investment slip included with your most recent confirmation or statement.

Make your check payable to: “Harbor Funds”.

If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

By Telephone Call Harbor Services Group at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone and the Internet.

Add to an existing account

You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our website.

You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our website at www.harborfunds.com.

13

Your Harbor Funds Account

HOW TO PURCHASE SHARES

By Wire Wire to: State Street Bank and Trust Company Boston, MA ABA#: 0110 0002 8 Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number

Open a new account

Send the completed account application to the Shareholder Servicing Agent at the address listed under “By Mail.”

Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.

Call the Shareholder Servicing Agent at 800-422-1050 if you are sending a wire of $100,000 or more.

Add to an existing account Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.

By Internet Visit our website at: www.harborfunds.com Please make note of your confirmation number when transacting via the telephone and the Internet.

Add to an existing account

If your account has Internet purchase privileges, you may submit an order to purchase shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.

You must have banking instructions already established on your account to purchase shares through the Internet. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our website.

Through A Financial Intermediary

You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

14

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

An exchange is a redemption of shares from one Harbor fund and a purchase of shares in another Harbor fund and may be subject to a redemption fee. Please refer to “How to Sell Shares” for a description of the redemption fee.

Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.

Class to class exchanges within the same Fund, however, are generally not taxable.

All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Fund. You should consider the differences in investment objectives and expenses of a Fund before making an exchange.

Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.

INSTITUTIONAL CLASS SHAREHOLDERS

This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.

If you are an original shareholder (a shareholder of any Harbor Funds as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor Funds.

If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.

ADMINISTRATIVE CLASS SHAREHOLDERS

You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor Funds available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class shares of another Harbor fund if such class of shares is available through your retirement plan.

INVESTOR CLASS SHAREHOLDERS

If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund. Your exchanges out of the Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund into another Harbor fund would be subject to the minimum investment requirements for each Fund and class.

By Mail First class mail to: Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

You may mail an exchange request to the Shareholder Servicing Agent. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

Express or registered mail to: Harbor Services Group, Inc. 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

15

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

By Telephone Call Harbor Services Group at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone and the Internet.

If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our website.

By Internet Visit our website at: www.harborfunds.com Please make note of your confirmation number when transacting via the telephone and the Internet.

If your account has Internet exchange privileges, you may submit an order to exchange shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Through A Financial Intermediary

You may exchange Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward exchange orders to the Funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

16

Your Harbor Funds Account

HOW TO SELL SHARES

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.

Neither Harbor Funds nor the Shareholder Servicing Agent is obligated, under any circumstances, to pay interest on redemption proceeds.

A signature guarantee may be required. See “Shareholder and Account Policies” for more information.

Redemption proceeds sent by check that is not cashed within 180 days may be reinvested in your account in the same Fund from which it was redeemed at the current day’s NAV. Redemption proceeds which are reinvested are subject to the risk of loss like any Fund investment.

All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Each Fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.

If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.

For information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

REDEMPTION FEE

Harbor Commodity Real Return Strategy Fund charges a 2% redemption fee on shares that are redeemed before they have been held for 30 days.

This fee applies when shares are redeemed by exchange to another Harbor fund or by application of the “Accounts Below Share Class Minimums” exchange policy. The redemption fee is paid directly to the Fund to offset the transaction costs of frequent trading and to protect long-term shareholders of the Fund. The fee ensures that short-term investors pay their share of the Fund’s transaction costs and that long-term investors do not subsidize the activities of short-term traders.

The redemption fee is applicable to all short-term redemptions or exchanges of shares. However, the redemption fee does not apply to certain types of accounts, including: (i) certain plan sponsored retirement plans that do not have or report to the Funds sufficient information to impose a redemption fee on their participants’ accounts; (ii) certain broker wrap fee and other fee-based programs; (iii) certain omnibus accounts where the omnibus account holder does not have the capability to impose a redemption fee on its underlying customers’ accounts; and (iv) certain intermediaries that do not have or report to the Funds sufficient information to impose a redemption fee on their customers’ accounts.

In addition, the redemption fee does not apply to (i) premature distributions from retirement accounts due to the disability or health of the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) reinvested distributions (dividends and capital gains); (vi) redemptions initiated through an automatic withdrawal plan; (vii) redemptions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; and (ix) transactions initiated by a plan sponsor.

Some intermediaries have agreed to charge redemption fees on transactions in their customer accounts in accordance with the intermediary’s own policy, which may differ from the applicable Harbor Funds’ policy in terms of the amount of the fee, the holding period and the types of transactions which could trigger the fee. Harbor Funds may allow the intermediary to apply its own redemption fee policy to its customer accounts in place of Harbor Funds’ redemption fee policy if Harbor determines the intermediary’s policy is reasonably designed and sufficiently similar to Harbor Funds’ policy.

For purposes of applying the redemption fee, Harbor Funds will always redeem your “oldest” shares first. In addition, in the event that you transfer your shares to a different account registration (or convert them to a different share class), the shares will retain their redemption fee status. If you transfer (or convert) less than 100% of your account, the Funds will carry over the redemption fee status of your shares. From time to time, the Funds may waive or modify redemption fees for certain categories of investors. Each Fund may modify its redemption policies at any time without giving advance notice to shareholders.

17

Your Harbor Funds Account

HOW TO SELL SHARES

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or

registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

You may mail a written redemption request to the Shareholder Servicing Agent. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

By Telephone Call Harbor Services Group at: 800-422-1050

If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Please make note of your confirmation number when transacting via the telephone and the Internet.

Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our website.

By Internet Visit our website at: www.harborfunds.com

If your account has Internet redemption privileges, you may submit an order to redeem shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Please make note of your confirmation number when transacting via the telephone and the Internet.

Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.

Through A Financial Intermediary

You may redeem Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward redemption requests to the Funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

18

Shareholder and Account Policies

Transaction and Account Policies

IMPORTANT INFORMATION ABOUT OPENING AN ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless such information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes are still permitted for mailing); and
■	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

RIGHTS RESERVED BY HARBOR FUNDS

Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone or mail; (2) to refuse any purchase or exchange order; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering Fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.

EXCESSIVE TRADING/MARKET-TIMING

Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to seek to discourage excessive short-term trading.

Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap securities. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.

The Funds’ Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.

19

Shareholder and Account Policies

You may make up to four round trips in the same Fund in a 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30 day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those same shares on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30 day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.

Harbor Funds will limit for a period of 60 days future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor Funds. Funds at greater risk for market timing activity impose a redemption fee on shares redeemed within short periods of time. As described under “Pricing of Fund Shares”, Harbor Funds has also implemented fair value pricing procedures which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy are not deemed accepted by a Fund.

The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an automatic investment, exchange or withdrawal plan; (vii) transactions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.

When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.

In addition, some financial intermediaries may impose their own restrictions on short-term trading which may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.

20

Shareholder and Account Policies

For those Funds that charge a redemption fee, Harbor Funds seeks to apply its redemption fee policy to all accounts except those accounts identified as non-applicable in the respective Fund’s prospectus under “Redemption Fees”. In some cases, Harbor Funds permits financial intermediaries to charge redemption fees in accordance with their own policies in place of Harbor Funds’ when Harbor Funds determines that the intermediary’s redemption fee policy is reasonably designed and sufficiently similar to Harbor Funds’. Harbor Funds is encouraging those intermediaries that are not subject to the redemption fee policy because they do not have the capability to apply the redemption fee to their underlying customers’ accounts to develop that capability. Harbor Funds seeks to apply its redemption fee policy to those accounts soon after the intermediary indicates it has developed that capability. There is no assurance that Harbor Funds will successfully identify all intermediaries that are subject to the redemption fee policy or that intermediaries which do assess redemption fees will do so properly.

The trading history of accounts under common ownership or control within any of the Harbor Funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Each Fund’s full portfolio holdings are published quarterly on the 15th day following quarter end on www.harborfunds.com. In addition, the Funds’ top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on www.harborfunds.com. This information is available on Harbor Funds’ website for the entire quarter.

Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

PRICING OF FUND SHARES

Each Fund’s share price, called its net asset value or NAV per share, is calculated each day the NYSE is open for trading as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time. The NAV per share for each class of shares outstanding is computed by dividing the net assets of the Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is not calculated, and the Funds do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

Each of the Funds generally values portfolio securities and other assets for which market quotes are readily available at market value for purposes of calculating the Fund’s NAV. In the case of equity securities, market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on quotes obtained from a quotation reporting system, established market makers, or pricing services. In the case of fixed income securities and non-exchange traded derivative instruments, market value is generally determined using prices provided by independent pricing services. The prices provided by independent pricing services reflect the pricing service’s assessment using various market inputs of what it believes are the fair market values of the securities at the time of pricing. Those market inputs include recent transaction prices for the securities and dealer quotations, transaction prices for what the pricing service believes are similar securities and various relationships between factors such as interest rate changes and security prices which are believed to affect the prices of individual securities. Because many fixed income securities trade infrequently, the pricing service often does not have as a market input current transaction price information when determining a price for a particular security on any given day. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the price supplied by the pricing service may differ from that transaction price. Short-term fixed income investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are generally valued at the settlement price determined by the relevant exchange.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from independent pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

When reliable market quotations or prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined according to fair value pricing procedures adopted by the Board of Trustees. A Fund may also use fair

21

Shareholder and Account Policies

value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations, official closing prices or prices supplied by a pricing service for the same securities. This means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or prices supplied by a pricing service. The fair value prices used by the Fund may also differ from the prices that the Fund could obtain for those securities if the Fund were to sell those securities at the time the Fund determines its NAV.

Share prices are normally available after 7:00 p.m. Eastern time by calling 800-422-1050 or visiting www.harborfunds.com.

PAYING FOR SHARES BY CHECK

If you purchase Fund shares by check:

■	No third-party checks, starter checks, money orders, cashiers checks, official checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	You may subsequently sell the shares purchased by check, but the proceeds may not be available for up to 10 business days to ensure that your check has cleared.
■	You can avoid the 10 business day holding period by purchasing shares via wire. Use of ACH will reduce the holding period to up to 3 business days.

IN-KIND REDEMPTIONS

Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in kind would be valued for this purpose by the same method as is used to calculate the Fund’s net asset value per share. Redemptions, whether made in cash or in kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

ACCOUNTS BELOW SHARE CLASS MINIMUMS

If due to redemptions, your account balance falls below the required minimum investment for the class of shares in which you are invested, the Shareholder Servicing Agent may ask that the account balance be increased. If your account balance is not increased within 60 days, the Shareholder Servicing Agent reserves the right to redeem your account in full, at the then current NAV. For those Harbor funds with a $50,000 Institutional Class minimum required investment, the Shareholder Servicing Agent reserves the right to exchange your Institutional Class shares at the then current NAV for shares of that Fund’s Investor Class.

Shareholders seeking to establish accounts with amounts that are below the $50,000 Institutional Class minimum required investment for the applicable Harbor fund and who are not eligible for an exemption or waiver of this minimum will automatically be invested in the Investor Class shares for that Fund.

STATEMENTS AND REPORTS

You will receive a confirmation statement after each transaction affecting your account; however, shareholders participating in an automatic plan will receive only quarterly confirmations of all transactions. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact the Shareholder Servicing Agent regarding any errors or discrepancies.

The Funds produce financial reports, which include a list of each Fund’s portfolio holdings, semi-annually and update their prospectuses at least annually.

Unless you instruct Harbor Funds otherwise by contacting the Shareholder Servicing Agent, the Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call the Shareholder Servicing Agent

22

Shareholder and Account Policies

if you would like to receive additional copies of these documents. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

SIGNATURE GUARANTEES

A Medallion signature guarantee is required if any of the following is applicable:

■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address which has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds wired to a bank account other than a bank account of record.

Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion.

A Medallion signature guarantee may be refused if any of the following is applicable:

■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.

How to Obtain a Medallion Signature Guarantee

A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.

If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature.

23

Shareholder and Account Policies

You may receive dividend and capital gain distributions in cash or reinvest them. Dividend and capital gain distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.

This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Fund declares and pays any dividends from net investment income quarterly and capital gains annually in December. Each Fund may also pay dividends and capital gain distributions at other times if necessary to avoid federal income or excise tax. The Harbor Commodity Real Return Strategy Fund expects any distributions to be from both capital gain and income.

For U.S. federal income tax purposes, distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and other factors, and distributions of net short-term capital gain are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so designated by a Fund and certain other conditions, including holding period requirements, are met by the Fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate, as discussed in detail in the Funds’ Statement of Additional Information. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional Fund shares. Since Harbor Commodity Real Return Strategy Fund’s income is derived primarily from sources that do not pay “qualified dividend income,” dividends from Harbor Commodity Real Return Strategy Fund generally will not qualify for taxation at the maximum 15% U.S. federal income tax rate available to individuals on qualified dividend income.

Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Otherwise, dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.

When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. Every January, the Fund will send you information about the Fund’s dividends and distributions and any shares you sold during the previous calendar year.

If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service, you may be subject to a backup withholding tax of 28% on your dividends and capital gain distributions, redemptions, exchanges and any other payments to you.

Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if either of the following occur:

■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gain distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.

Dividends and capital gain distribution checks which are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any Fund investment.

Neither Harbor Funds nor the Shareholder Servicing Agent has any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

A Note on the Harbor Commodity Real Return Strategy Fund. One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code (the “Code”) is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which concludes that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. As a result, the Fund’s ability to invest directly in commodity-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than ten percent (10%) of its gross income from such investments.

However, in a subsequent revenue ruling, the IRS stated that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be

24

Shareholder and Account Policies

considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other tax payers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income and that income derived from a fund’s investment in a controlled foreign corporation (“CFC”) also will constitute qualifying income to the fund, even if the CFC itself owns commodity-linked swaps. The Fund seeks to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary.

A private letter ruling only can be relied upon by the taxpayer that receives it, and by law cannot be used or cited as precedent. The Fund has not obtained a ruling from the IRS with respect to its investments or its structure but does intend to seek such a ruling from the IRS. Based on the analysis in private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from commodity index-linked notes and the Subsidiary as qualifying income prior to receiving any such ruling from the IRS. There can be no assurance that the IRS will not change its position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position. There is also no assurance that the Fund will be able to obtain a favorable ruling from the IRS.

If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from the Fund’s investment in the Subsidiary does not constitute qualifying income and if such positions were upheld, the Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments which may result in difficulty in implementing its investment strategy. If the Fund did not qualify as a regulated investment company for any taxable year, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

25

Investor Services

Harbor Funds provides a variety of services to manage your account

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these features or you may download the form from our website at www.harborfunds.com.

ONLINE SERVICES

WWW.HARBORFUNDS.COM

Our website provides to you, 24 hours a day, access to your account information, the ability to conduct transactions, the option to request forms and applications, and offers additional information on each of the Harbor Funds.

In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to www.harborfunds.com and follow the instructions accordingly).

When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.

Transactions submitted through the Internet are subject to the same minimums and terms as other transaction methods.

The Shareholder Servicing Agent uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that the Shareholder Servicing Agent uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, the Shareholder Servicing Agent and the Distributor are not liable for acting on these instructions.

TRANSFER ON DEATH (“TOD”) REGISTRATION

You may indicate on the account application to whom the account will be transferred on your death.

TOD registration is available only for accounts registered in an individual name or as joint tenants with rights of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA, Trust accounts or institutional accounts. TOD registration requires the name(s) of the beneficiary(ies) to be listed on the account registration followed by “TOD, Subject to STA TOD Rules”. Harbor Funds reserves the right to use the term “beneficiaries” in an account registration rather than list each named beneficiary. However, the shareholder must provide the name, address, social security number, and birth date of each beneficiary. Per stirpes designation will not be accepted.

To add TOD registration to an existing account, call the Shareholder Servicing Agent at 800-422-1050 to request the Transfer on Death Registration form and instructions or you may download the form from our website at www.harborfunds.com.

TELEPHONE SERVICES

800-422-1050

Our automated telephone service is available 24 hours a day. It provides you the ability to conduct transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds.

When you establish an account, you will be granted telephone transaction privileges unless you decline them on the application.

Telephone transactions are subject to the same minimums as other transaction methods.

Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by the Shareholder Servicing Agent. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, none of Harbor Funds, the Shareholder Servicing Agent, or the Distributor will be liable for acting on these instructions.

26

Investor Services

Shareholders participating in an automatic investment, exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.

Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.

Your automatic investment plan, automatic exchange plan, automatic withdrawal plan, or dividend exchange plan will be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.

RETIREMENT ACCOUNTS

For information on establishing retirement accounts, please call 800-422-1050.

■

Traditional IRA — an individual retirement account. Your contributions may or may not be deductible, depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.

■	Roth IRA — an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.
■	SEP IRA — an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.
■	Other Retirement Plans — The Funds may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 800-422-1050 to request an Automatic Options form or you may download the form from our website at www.harborfunds.com. Additionally, you may establish an automatic investment plan through our website by logging in to your account at www.harborfunds.com.

AUTOMATIC INVESTMENT PLAN

You may sell the shares, but the proceeds may not be available for up to 3 business days after the initial purchase to ensure that the funds from your account have cleared.

If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future automatic investment plan purchases.

By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital again distribution.

AUTOMATIC EXCHANGE PLAN

You may automatically exchange between Harbor funds either monthly or quarterly. The Fund being exchanged out of and the Fund being exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.

AUTOMATIC WITHDRAWAL PLAN

You may direct Harbor Funds to withdraw a specific dollar amount on a monthly or quarterly schedule. If you have multiple plans, the dollar amount in each plan must be the same.

If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions for you. You should consult your tax adviser.

DIVIDEND EXCHANGE PLAN

You may invest dividends and capital gain distributions from one Fund in shares of another Fund, provided you have opened an account in the other Fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Fund are used to purchase shares in another Fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.

27

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by                                          , an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are incorporated by reference in the Statement of Additional Information, both of which are available upon request.

Year Ended October 31	2009	2008[e]
INSTITUTIONAL CLASS
Net asset value beginning of period		$
Income from Investment Operations:
Net investment income
Net realized and unrealized gain/(loss) on investments
Total from investment operations
Less Distributions:
Dividends from net investment income
Total distributions
Proceeds from redemption fees
Net asset value end of period
Net assets end of period (000s)		$
Ratios and Supplemental Data
Total return
Ratio of total expenses to average net assets (%)[1]
Ratio of net expenses to average net assets (%)
Ratio of net investment income to average net assets (%)
Portfolio turnover (%)
ADMINISTRATIVE CLASS
Net asset value beginning of period		$
Income from Investment Operations:
Net investment income
Net realized and unrealized gain/(loss) on investments
Total from investment operations
Less Distributions:
Dividends from net investment income
Total distributions
Proceeds from redemption fees
Net asset value end of period
Net assets end of period (000s)		$
Ratios and Supplemental Data
Total return
Ratio of total expenses to average net assets (%)[1]
Ratio of net expenses to average net assets (%)
Ratio of net investment income to average net assets (%)
Portfolio turnover (%)

[1]	Percentage does not reflect reduction for credit balance arrangements.
[a]	Reflects the Adviser’s waiver, if any, of its management fees and/or other operating expenses.
[b]	The total returns would have been lower had certain expenses not been waived during the periods shown.
[c]	Annualized.
[d]	Unannualized.
[e]	For the period September, 2, 2008 (inception) through October 31, 2008.

28

Harbor Strategic Market Funds Details

Share prices are available on our website at www.harborfunds.com or by calling 800-422-1050 after 7:00 p.m. Eastern time.

Other Harbor funds managed by the Adviser are offered by means of separate prospectuses. To obtain a prospectus for any of the Harbor funds call 800-422-1050 or visit our website at www.harborfunds.com.

FUND	FUND NUMBER	TICKER SYMBOL	CUSIP NUMBER
STRATEGIC MARKET FUNDS
Harbor Commodity Real Return Strategy Fund
Institutional Class	2029	HACMX	411511397
Administrative Class	2229	HCMRX	411511389

Updates Available

For updates on the Harbor Funds following the end of each calendar quarter, please visit our website at www.harborfunds.com.

29

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

02/2010/200

111 South Wacker Drive, 34th Floor	Chicago, Illinois 60606-4302	800-422-1050

www.harborfunds.com

For more information

For investors who would like more information about Harbor Funds, the following documents are available upon request:

Annual/Semi-Annual Reports

Additional information about the Funds’ investments is available in the Harbor Funds’ annual and semi-annual reports to shareholders. The Harbor Funds annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this Prospectus by reference and therefore is legally part of this Prospectus.

Free copies of the annual and semi-annual reports, the SAI, and other information and answers to questions about the Funds are available:

On the Internet:	www.harborfunds.com

By Telephone:	800-422-1050

By Mail:	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202-551-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	http://www.sec.gov

By E-Mail (for a fee):	publicinfo@sec.gov

By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C. 20549-0102

This Prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the Funds are registered for sale.

Investment Company Act File No. 811-4676	FD.P.SMF0310

SUBJECT TO COMPLETION

Shares of the Harbor Target Retirement Funds are currently available for sale only through retirement plans sponsored by Harbor Capital Advisors, Inc. and Owens-Illinois, Inc. Shares of the Target Retirement Funds may in the future be made available for broader distribution. The Funds reserve the right to reject any offer to purchase shares.

Prospectus

March 1, 2010

Target Retirement Funds

Harbor Target Retirement Income Fund
Institutional Class	HARAX
Administrative Class	HARBX
Investor Class	HARCX

Harbor Target Retirement 2010 Fund
Institutional Class	HARDX
Administrative Class	HAIIX
Investor Class	HARFX

Harbor Target Retirement 2015 Fund
Institutional Class	HARGX
Administrative Class	HARHX
Investor Class	HARIX

Harbor Target Retirement 2020 Fund
Institutional Class	HARJX
Administrative Class	HARKX
Investor Class	HARLX

Harbor Target Retirement 2025 Fund
Institutional Class	HARMX
Administrative Class	HARNX
Investor Class	HAROX

Harbor Target Retirement 2030 Fund
Institutional Class	HARPX
Administrative Class	HARQX
Investor Class	HARTX

Harbor Target Retirement 2035 Fund
Institutional Class	HARUX
Administrative Class	HARVX
Investor Class	HARWX

Harbor Target Retirement 2040 Fund
Institutional Class	HARYX
Administrative Class	HARZX
Investor Class	HABBX

Harbor Target Retirement 2045 Fund
Institutional Class	HACCX
Administrative Class	HADDX
Investor Class	HAEEX

Harbor Target Retirement 2050 Fund
Institutional Class	HAFFX
Administrative Class	HAGGX
Investor Class	HAHHX

The Securities and Exchange Commission has not approved any Fund’s shares as an investment or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The Harbor Target Retirement Funds are intended for investors who wish to rely on an investment firm to determine appropriate investment allocations to help an investor meet his or her retirement needs. These Funds are intended to be a comprehensive retirement investment program based generally on the number of years an investor has until retirement. However, this program does not take into account the investor’s other assets, and, therefore, may be less effective if such other assets are invested to change effectively the allocation decisions made within the Funds.

You Should Know

An investment in the Target Retirement Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Harbor Funds’ trustees may change a Fund’s investment goal without shareholder approval. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new subadviser or a new or amended subadvisory agreement for any of the underlying Harbor funds, in which the Target Retirement Funds invest.

Harbor Target Retirement Income Fund Fund Summary	Institutional Class HARAX Administrative Class HARBX Investor Class HARCX

Investment Objective

The Fund seeks current income and some capital appreciation consistent with the Fund’s current asset allocation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses[1]	x.xx%	x.xx%	x.xx%
Total Annual Fund Operating Expenses[2]	x.xx%	x.xx%	x.xx%
[1]

Although the Fund is not expected to incur any net expenses directly, the Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See “The Adviser” on page 48 for further details.

[2]

The Adviser has contractually agreed to limit the Fund’s annual fund operating expenses to the amount of the Acquired Funds’ fees and expenses, plus for the Administrative and Investor Classes, distribution and service (12b-1) fees and, for the Investor Class, certain transfer agent fees. Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx
Investor	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the period January 2, 2009 (inception) through October 31, 2009 was xx%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors currently in retirement. The Fund’s current target asset allocation among the underlying Harbor funds is:

•Harbor Bond Fund	43%
•Harbor Real Return Fund	20%
•Harbor Money Market Fund	15%
•Harbor International Fund	5%
•Harbor Large Cap Value Fund	4%
•Harbor Capital Appreciation Fund	3%
•Harbor Mid Cap Value Fund	2%
•Harbor Small Cap Value Fund	2%
•Harbor International Growth Fund	2%
•Harbor High-Yield Bond Fund	2%
•Harbor Mid Cap Growth Fund	1%
•Harbor Small Cap Growth Fund	1%

As of the date of this prospectus, the Fund’s actual asset allocation among the underlying Harbor funds is intended to match the current target asset allocation set forth above. However, the Fund’s actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities.

The Fund’s indirect stock holdings consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.

The Fund’s short-term investments consist of high-quality, short-term money market instruments.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities.

Fund Summary

HARBOR TARGET RETIREMENT INCOME FUND

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 80% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security’s duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security’s value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 20% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Fund Summary

HARBOR TARGET RETIREMENT INCOME FUND

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
After Taxes on Distributions	%	N/A	N/A	%
After Taxes on Distributions and Sale of Fund Shares	%	N/A	N/A	%
Administrative Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
Investor Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
Comparative Indices[1]
Russell 3000®	%	%	%	%
MSCI EAFE	%	%	%	%
Barclays Capital Aggregate (U.S.) Bond	%	%	%	%
[1]

The indices do not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the indices would be lower. It is not possible to invest directly in an unmanaged index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive – 34th Floor

Chicago, IL 60606

Portfolio Managers

Harbor Capital Advisors has established an Investment Advisory Committee (the “Committee”) with respect to the Target Retirement Funds. The Committee oversees the administration of the asset allocation program for each of the Target Retirement Funds. The Committee members are: Saumen Chattopadhyay, Brian L. Collins (Chairman), Paul C. Herbert, Linda M. Molenda and David G. Van Hooser. Mr. Chattopadhyay has day-to-day responsibility for managing the Funds and works with the Committee in developing and executing the Target Retirement Funds’ investment programs.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Dividends, Capital Gains and Taxes

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

3

Harbor Target Retirement 2010 Fund Fund Summary	Institutional Class HARDX Administrative Class HAIIX Investor Class HARFX

Investment Objective

The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses[1]	x.xx%	x.xx%	x.xx%
Total Annual Fund Operating Expenses[2]	x.xx%	x.xx%	x.xx%
[1]

Although the Fund is not expected to incur any net expenses directly, the Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See “The Adviser” on page 48 for further details.

[2]

The Adviser has contractually agreed to limit the Fund’s annual fund operating expenses to the amount of the Acquired Funds’ fees and expenses, plus for the Administrative and Investor Classes, distribution and service (12b-1) fees and, for the Investor Class, certain transfer agent fees. Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx
Investor	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the period January 2, 2009 (inception) through October 31, 2009 was xx%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire within a few years of 2010. The Fund’s asset allocation will become more conservative over time. Within 5 years after 2010, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s current target asset allocation among the underlying funds is:

•Harbor Bond Fund	34%
•Harbor Money Market Fund	15%
•Harbor Real Return Fund	13%
•Harbor Large Cap Value Fund	7%
•Harbor International Fund	7%
•Harbor High-Yield Bond Fund	6%
•Harbor Capital Appreciation Fund	4%
•Harbor Mid Cap Value Fund	3%
•Harbor International Growth Fund	3%
•Harbor Mid Cap Growth Fund	2%
•Harbor Small Cap Growth Fund	2%
•Harbor Small Cap Value Fund	2%
•Harbor Commodity Real Return Strategy Fund	2%

As of the date of this prospectus, the Fund’s actual asset allocation among the underlying Harbor funds is intended to match the current target asset allocation set forth above. However, the Fund’s actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year.

The Fund’s indirect stock holdings consist of large-capitalization U.S. stocks and, to a lesser extent, of mid- and small-cap U.S. stocks, as well as foreign stocks, including those of companies located in emerging market countries.

The Fund’s short-term investments consist of high-quality, short-term money market instruments.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to

4

Fund Summary

HARBOR TARGET RETIREMENT 2010 FUND

those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 68% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security’s duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security’s value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 30% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

5

Fund Summary

HARBOR TARGET RETIREMENT 2010 FUND

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
After Taxes on Distributions	%	N/A	N/A	%
After Taxes on Distributions and Sale of Fund Shares	%	N/A	N/A	%
Administrative Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
Investor Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
Comparative Indices[1]
Russell 3000®	%	%	%	%
MSCI EAFE	%	%	%	%
Barclays Capital Aggregate (U.S.) Bond	%	%	%	%
[1]

The indices do not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the indices would be lower. It is not possible to invest directly in an unmanaged index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive – 34th Floor

Chicago, IL 60606

Portfolio Managers

Harbor Capital Advisors has established an Investment Advisory Committee (the “Committee”) with respect to the Target Retirement Funds. The Committee oversees the administration of the asset allocation program for each of the Target Retirement Funds. The Committee members are: Saumen Chattopadhyay, Brian L. Collins (Chairman), Paul C. Herbert, Linda M. Molenda and David G. Van Hooser. Mr. Chattopadhyay has day-to-day responsibility for managing the Funds and works with the Committee in developing and executing the Target Retirement Funds’ investment programs.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Dividends, Capital Gains and Taxes

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

6

Fund Summary

HARBOR TARGET RETIREMENT 2010 FUND

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

7

Harbor Target Retirement 2015 Fund Fund Summary	Institutional Class HARGX Administrative Class HARHX Investor Class HARIX

Investment Objective

The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses[1]	x.xx%	x.xx%	x.xx%
Total Annual Fund Operating Expenses[2]	x.xx%	x.xx%	x.xx%
[1]

Although the Fund is not expected to incur any net expenses directly, the Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See “The Adviser” on page 48 for further details.

[2]

The Adviser has contractually agreed to limit the Fund’s annual fund operating expenses to the amount of the Acquired Funds’ fees and expenses, plus for the Administrative and Investor Classes, distribution and service (12b-1) fees and, for the Investor Class, certain transfer agent fees. Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx
Investor	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the period January 2, 2009 (inception) through October 31, 2009 was xx%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire within a few years of 2015. The Fund’s asset allocation will become more conservative over time. Within 5 years after 2015, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s current target asset allocation among the underlying funds is:

•Harbor Bond Fund	33%
•Harbor Real Return Fund	11%
•Harbor Money Market Fund	10%
•Harbor International Fund	9%
•Harbor High-Yield Bond Fund	8%
•Harbor Large Cap Value Fund	7%
•Harbor Capital Appreciation Fund	5%
•Harbor International Growth Fund	4%
•Harbor Mid Cap Value Fund	3%
•Harbor Small Cap Value Fund	3%
•Harbor Commodity Real Return Strategy Fund	3%
•Harbor Mid Cap Growth Fund	2%
•Harbor Small Cap Growth Fund	2%

As of the date of this prospectus, the Fund’s actual asset allocation among the underlying Harbor funds is intended to match the current target asset allocation set forth above. However, the Fund’s actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year.

The Fund’s indirect stock holdings consist of large-capitalization U.S. stocks and foreign stocks, including those of companies located in emerging market countries, and, to a lesser extent, of mid- and small-cap U.S. stocks.

The Fund’s short-term investments consist of high-quality, short-term money market instruments.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement

8

Fund Summary

HARBOR TARGET RETIREMENT 2015 FUND

Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 62% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security’s duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security’s value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 35% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

9

Fund Summary

HARBOR TARGET RETIREMENT 2015 FUND

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
After Taxes on Distributions	%	N/A	N/A	%
After Taxes on Distributions and Sale of Fund Shares	%	N/A	N/A	%
Administrative Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
Investor Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
Comparative Indices[1]
Russell 3000®	%	%	%	%
MSCI EAFE	%	%	%	%
Barclays Capital Aggregate (U.S.) Bond	%	%	%	%
[1]

The indices do not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the indices would be lower. It is not possible to invest directly in an unmanaged index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive – 34th Floor

Chicago, IL 60606

Portfolio Managers

Harbor Capital Advisors has established an Investment Advisory Committee (the “Committee”) with respect to the Target Retirement Funds. The Committee oversees the administration of the asset allocation program for each of the Target Retirement Funds. The Committee members are: Saumen Chattopadhyay, Brian L. Collins (Chairman), Paul C. Herbert, Linda M. Molenda and David G. Van Hooser. Mr. Chattopadhyay has day-to-day responsibility for managing the Funds and works with the Committee in developing and executing the Target Retirement Funds’ investment programs.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Dividends, Capital Gains and Taxes

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

10

Fund Summary

HARBOR TARGET RETIREMENT 2015 FUND

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

11

Harbor Target Retirement 2020 Fund Fund Summary	Institutional Class HARJX Administrative Class HARKX Investor Class HARLX

Investment Objective

The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses[1]	x.xx%	x.xx%	x.xx%
Total Annual Fund Operating Expenses[2]	x.xx%	x.xx%	x.xx%
[1]

Although the Fund is not expected to incur any net expenses directly, the Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See “The Adviser” on page 48 for further details.

[2]

The Adviser has contractually agreed to limit the Fund’s annual fund operating expenses to the amount of the Acquired Funds’ fees and expenses, plus for the Administrative and Investor Classes, distribution and service (12b-1) fees and, for the Investor Class, certain transfer agent fees. Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx
Investor	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the period January 2, 2009 (inception) through October 31, 2009 was xx%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire within a few years of 2020. The Fund’s asset allocation will become more conservative over time. Within 5 years after 2020, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s current target asset allocation among the underlying funds is:

•Harbor Bond Fund	33%
•Harbor International Fund	10%
•Harbor High-Yield Bond Fund	9%
•Harbor Real Return Fund	9%
•Harbor Large Cap Value Fund	8%
•Harbor Capital Appreciation Fund	6%
•Harbor Money Market Fund	5%
•Harbor Mid Cap Value Fund	4%
•Harbor International Growth Fund	4%
•Harbor Commodity Real Return Strategy Fund	4%
•Harbor Mid Cap Growth Fund	3%
•Harbor Small Cap Value Fund	3%
•Harbor Small Cap Growth Fund	2%

As of the date of this prospectus, the Fund’s actual asset allocation among the underlying Harbor funds is intended to match the current target asset allocation set forth above. However, the Fund’s actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year.

The Fund’s indirect stock holdings consist substantially of large-capitalization U.S. stocks and foreign stocks, including those of companies located in emerging market countries, and, to a lesser extent, of mid- and small-cap U.S. stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year.

The Fund’s short-term investments consist of high-quality, short-term money market instruments.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement

12

Fund Summary

HARBOR TARGET RETIREMENT 2020 FUND

Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 56% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security’s duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security’s value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 40% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

13

Fund Summary

HARBOR TARGET RETIREMENT 2020 FUND

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
After Taxes on Distributions	%	N/A	N/A	%
After Taxes on Distributions and Sale of Fund Shares	%	N/A	N/A	%
Administrative Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
Investor Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
Comparative Indices[1]
Russell 3000®	%	%	%	%
MSCI EAFE	%	%	%	%
Barclays Capital Aggregate (U.S.) Bond	%	%	%	%
[1]

The indices do not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the indices would be lower. It is not possible to invest directly in an unmanaged index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive – 34th Floor

Chicago, IL 60606

Portfolio Managers

Harbor Capital Advisors has established an Investment Advisory Committee (the “Committee”) with respect to the Target Retirement Funds. The Committee oversees the administration of the asset allocation program for each of the Target Retirement Funds. The Committee members are: Saumen Chattopadhyay, Brian L. Collins (Chairman), Paul C. Herbert, Linda M. Molenda and David G. Van Hooser. Mr. Chattopadhyay has day-to-day responsibility for managing the Funds and works with the Committee in developing and executing the Target Retirement Funds’ investment programs.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Dividends, Capital Gains and Taxes

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

14

Fund Summary

HARBOR TARGET RETIREMENT 2020 FUND

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

15

Harbor Target Retirement 2025 Fund Fund Summary	Institutional Class HARMX Administrative Class HARNX Investor Class HAROX

Investment Objective

The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses[1]	x.xx%	x.xx%	x.xx%
Total Annual Fund Operating Expenses[2]	x.xx%	x.xx%	x.xx%
[1]

Although the Fund is not expected to incur any net expenses directly, the Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See “The Adviser” on page 48 for further details.

[2]

The Adviser has contractually agreed to limit the Fund’s annual fund operating expenses to the amount of the Acquired Funds’ fees and expenses, plus for the Administrative and Investor Classes, distribution and service (12b-1) fees and, for the Investor Class, certain transfer agent fees. Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx
Investor	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the period January 2, 2009 (inception) through October 31, 2009 was xx%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire within a few years of 2025. The Fund’s asset allocation will become more conservative over time. Within 5 years after 2025, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s current target asset allocation among the underlying funds is:

•Harbor Bond Fund	29%
•Harbor International Fund	12%
•Harbor Large Cap Value Fund	11%
•Harbor High-Yield Bond Fund	10%
•Harbor Capital Appreciation Fund	7%
•Harbor Real Return Fund	6%
•Harbor Mid Cap Value Fund	5%
•Harbor International Growth Fund	5%
•Harbor Commodity Real Return Strategy Fund	5%
•Harbor Small Cap Value Fund	4%
•Harbor Mid Cap Growth Fund	3%
•Harbor Small Cap Growth Fund	3%

As of the date of this prospectus, the Fund’s actual asset allocation among the underlying Harbor funds is intended to match the current target asset allocation set forth above. However, the Fund’s actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year.

The Fund’s indirect stock holdings consist substantially of large-capitalization U.S. stocks and foreign stocks, including those of companies located in emerging market countries, and, to a lesser extent, of mid- and small-cap U.S. stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds

16

Fund Summary

HARBOR TARGET RETIREMENT 2025 FUND

is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 50% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.
Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 45% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security’s duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security’s value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

17

Fund Summary

HARBOR TARGET RETIREMENT 2025 FUND

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
After Taxes on Distributions	%	N/A	N/A	%
After Taxes on Distributions and Sale of Fund Shares	%	N/A	N/A	%
Administrative Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
Investor Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
Comparative Indices[1]
Russell 3000®	%	%	%	%
MSCI EAFE	%	%	%	%
Barclays Capital Aggregate (U.S.) Bond	%	%	%	%
[1]

The indices do not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the indices would be lower. It is not possible to invest directly in an unmanaged index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive – 34th Floor

Chicago, IL 60606

Portfolio Managers

Harbor Capital Advisors has established an Investment Advisory Committee (the “Committee”) with respect to the Target Retirement Funds. The Committee oversees the administration of the asset allocation program for each of the Target Retirement Funds. The Committee members are: Saumen Chattopadhyay, Brian L. Collins (Chairman), Paul C. Herbert, Linda M. Molenda and David G. Van Hooser. Mr. Chattopadhyay has day-to-day responsibility for managing the Funds and works with the Committee in developing and executing the Target Retirement Funds’ investment programs.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Dividends, Capital Gains and Taxes

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

18

Fund Summary

HARBOR TARGET RETIREMENT 2025 FUND

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

19

Harbor Target Retirement 2030 Fund Fund Summary	Institutional Class HARPX Administrative Class HARQX Investor Class HARTX

Investment Objective

The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses[1]	x.xx%	x.xx%	x.xx%
Total Annual Fund Operating Expenses[2]	x.xx%	x.xx%	x.xx%
[1]

Although the Fund is not expected to incur any net expenses directly, the Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See “The Adviser” on page 48 for further details.

[2]

The Adviser has contractually agreed to limit the Fund’s annual fund operating expenses to the amount of the Acquired Funds’ fees and expenses, plus for the Administrative and Investor Classes, distribution and service (12b-1) fees and, for the Investor Class, certain transfer agent fees. Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx
Investor	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the period January 2, 2009 (inception) through October 31, 2009 was xx%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire within a few years of 2030. The Fund’s asset allocation will become more conservative over time. Within 5 years after 2030, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s current target asset allocation among the underlying funds is:

•Harbor Bond Fund	22%
•Harbor International Fund	15%
•Harbor Large Cap Value Fund	13%
•Harbor High-Yield Bond Fund	10%
•Harbor Capital Appreciation Fund	8%
•Harbor Mid Cap Value Fund	6%
•Harbor International Growth Fund	6%
•Harbor Small Cap Value Fund	5%
•Harbor Commodity Real Return Strategy Fund	5%
•Harbor Mid Cap Growth Fund	4%
•Harbor Small Cap Growth Fund	3%
•Harbor Real Return Fund	3%

As of the date of this prospectus, the Fund’s actual asset allocation among the underlying Harbor funds is intended to match the current target asset allocation set forth above. However, the Fund’s actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year.

The Fund’s indirect stock holdings consist substantially of large-capitalization U.S. stocks and foreign stocks, including those of companies located in emerging market countries, and, to a lesser extent, of mid- and small-cap U.S. stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds

20

Fund Summary

HARBOR TARGET RETIREMENT 2030 FUND

is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 60% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 35% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security’s duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security’s value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

21

Fund Summary

HARBOR TARGET RETIREMENT 2030 FUND

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
After Taxes on Distributions	%	N/A	N/A	%
After Taxes on Distributions and Sale of Fund Shares	%	N/A	N/A	%
Administrative Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
Investor Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
Comparative Indices[1]
Russell 3000®	%	%	%	%
MSCI EAFE	%	%	%	%
Barclays Capital Aggregate (U.S.) Bond	%	%	%	%
[1]

The indices do not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the indices would be lower. It is not possible to invest directly in an unmanaged index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive – 34th Floor

Chicago, IL 60606

Portfolio Managers

Harbor Capital Advisors has established an Investment Advisory Committee (the “Committee”) with respect to the Target Retirement Funds. The Committee oversees the administration of the asset allocation program for each of the Target Retirement Funds. The Committee members are: Saumen Chattopadhyay, Brian L. Collins (Chairman), Paul C. Herbert, Linda M. Molenda and David G. Van Hooser. Mr. Chattopadhyay has day-to-day responsibility for managing the Funds and works with the Committee in developing and executing the Target Retirement Funds’ investment programs.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Dividends, Capital Gains and Taxes

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

22

Fund Summary

HARBOR TARGET RETIREMENT 2030 FUND

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

23

Harbor Target Retirement 2035 Fund Fund Summary	Institutional Class HARUX Administrative Class HARVX Investor Class HARWX

Investment Objective

The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses[1]	x.xx%	x.xx%	x.xx%
Total Annual Fund Operating Expenses[2]	x.xx%	x.xx%	x.xx%
[1]

Although the Fund is not expected to incur any net expenses directly, the Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See “The Adviser” on page 48 for further details.

[2]

The Adviser has contractually agreed to limit the Fund’s annual fund operating expenses to the amount of the Acquired Funds’ fees and expenses, plus for the Administrative and Investor Classes, distribution and service (12b-1) fees and, for the Investor Class, certain transfer agent fees. Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx
Investor	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the period January 2, 2009 (inception) through October 31, 2009 was xx%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire within a few years of 2035. The Fund’s asset allocation will become more conservative over time. Within 5 years after 2035, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s current target asset allocation among the underlying funds is:

•Harbor International Fund	17%
•Harbor Bond Fund	16%
•Harbor Large Cap Value Fund	15%
•Harbor Capital Appreciation Fund	10%
•Harbor High-Yield Bond Fund	9%
•Harbor Mid Cap Value Fund	7%
•Harbor International Growth Fund	7%
•Harbor Mid Cap Growth Fund	5%
•Harbor Small Cap Value Fund	5%
•Harbor Small Cap Growth Fund	4%
•Harbor Commodity Real Return Strategy Fund	4%
•Harbor Real Return Fund	1%

As of the date of this prospectus, the Fund’s actual asset allocation among the underlying Harbor funds is intended to match the current target asset allocation set forth above. However, the Fund’s actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year.

The Fund’s indirect stock holdings consist substantially of large-capitalization U.S. stocks and foreign stocks, including those of companies located in emerging market countries, and, to a lesser extent, of mid- and small-cap U.S. stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

24

Fund Summary

HARBOR TARGET RETIREMENT 2035 FUND

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 70% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 26% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security’s duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security’s value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

25

Fund Summary

HARBOR TARGET RETIREMENT 2035 FUND

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
After Taxes on Distributions	%	N/A	N/A	%
After Taxes on Distributions and Sale of Fund Shares	%	N/A	N/A	%
Administrative Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
Investor Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
Comparative Indices[1]
Russell 3000®	%	%	%	%
MSCI EAFE	%	%	%	%
Barclays Capital Aggregate (U.S.) Bond	%	%	%	%
[1]

The indices do not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the indices would be lower. It is not possible to invest directly in an unmanaged index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive – 34th Floor

Chicago, IL 60606

Portfolio Managers

Harbor Capital Advisors has established an Investment Advisory Committee (the “Committee”) with respect to the Target Retirement Funds. The Committee oversees the administration of the asset allocation program for each of the Target Retirement Funds. The Committee members are: Saumen Chattopadhyay, Brian L. Collins (Chairman), Paul C. Herbert, Linda M. Molenda and David G. Van Hooser. Mr. Chattopadhyay has day-to-day responsibility for managing the Funds and works with the Committee in developing and executing the Target Retirement Funds’ investment programs.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Dividends, Capital Gains and Taxes

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

26

Fund Summary

HARBOR TARGET RETIREMENT 2035 FUND

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

27

Harbor Target Retirement 2040 Fund Fund Summary	Institutional Class HARYX Administrative Class HARZX Investor Class HABBX

Investment Objective

The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses[1]	x.xx%	x.xx%	x.xx%
Total Annual Fund Operating Expenses[2]	x.xx%	x.xx%	x.xx%
[1]

Although the Fund is not expected to incur any net expenses directly, the Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See “The Adviser” on page 48 for further details.

[2]

The Adviser has contractually agreed to limit the Fund’s annual fund operating expenses to the amount of the Acquired Funds’ fees and expenses, plus for the Administrative and Investor Classes, distribution and service (12b-1) fees and, for the Investor Class, certain transfer agent fees. Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx
Investor	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the period January 2, 2009 (inception) through October 31, 2009 was xx%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire within a few years of 2040. The Fund’s asset allocation will become more conservative over time. Within 5 years after 2040, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s current target asset allocation among the underlying funds is:

•Harbor International Fund	20%
•Harbor Large Cap Value Fund	17%
•Harbor Capital Appreciation Fund	11%
•Harbor Bond Fund	10%
•Harbor International Growth Fund	9%
•Harbor Mid Cap Value Fund	8%
•Harbor Small Cap Value Fund	6%
•Harbor High-Yield Bond Fund	6%
•Harbor Mid Cap Growth Fund	5%
•Harbor Small Cap Growth Fund	4%
•Harbor Commodity Real Return Strategy Fund	4%

As of the date of this prospectus, the Fund’s actual asset allocation among the underlying Harbor funds is intended to match the current target asset allocation set forth above. However, the Fund’s actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year.

The Fund’s indirect stock holdings consist substantially of large-capitalization U.S. stocks and foreign stocks, including those of companies located in emerging market countries, and, to a lesser extent, of mid- and small-cap U.S. stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities.

28

Fund Summary

HARBOR TARGET RETIREMENT 2040 FUND

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 80% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 16% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security’s duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security’s value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

29

Fund Summary

HARBOR TARGET RETIREMENT 2040 FUND

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
After Taxes on Distributions	%	N/A	N/A	%
After Taxes on Distributions and Sale of Fund Shares	%	N/A	N/A	%
Administrative Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
Investor Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
Comparative Indices[1]
Russell 3000®	%	%	%	%
MSCI EAFE	%	%	%	%
Barclays Capital Aggregate (U.S.) Bond	%	%	%	%
*	The indices do not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the indices would be lower. It is not possible to invest directly in an unmanaged index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive – 34th Floor

Chicago, IL 60606

Portfolio Managers

Harbor Capital Advisors has established an Investment Advisory Committee (the “Committee”) with respect to the Target Retirement Funds. The Committee oversees the administration of the asset allocation program for each of the Target Retirement Funds. The Committee members are: Saumen Chattopadhyay, Brian L. Collins (Chairman), Paul C. Herbert, Linda M. Molenda and David G. Van Hooser. Mr. Chattopadhyay has day-to-day responsibility for managing the Funds and works with the Committee in developing and executing the Target Retirement Funds’ investment programs.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Dividends, Capital Gains and Taxes

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

30

Fund Summary

HARBOR TARGET RETIREMENT 2040 FUND

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

31

Harbor Target Retirement 2045 Fund Fund Summary	Institutional Class HACCX Administrative Class HADDX Investor Class HAEEX

Investment Objective

The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses[1]	x.xx%	x.xx%	x.xx%
Total Annual Fund Operating Expenses[2]	x.xx%	x.xx%	x.xx%
[1]

Although the Fund is not expected to incur any net expenses directly, the Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See “The Adviser” on page 48 for further details.

[2]

The Adviser has contractually agreed to limit the Fund’s annual fund operating expenses to the amount of the Acquired Funds’ fees and expenses, plus for the Administrative and Investor Classes, distribution and service (12b-1) fees and, for the Investor Class, certain transfer agent fees. Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx
Investor	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the period January 2, 2009 (inception) through October 31, 2009 was xx%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire within a few years of 2045. The Fund’s asset allocation will become more conservative over time. Within 5 years after 2045, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s current target asset allocation among the underlying funds is:

•Harbor International Fund	22%
•Harbor Large Cap Value Fund	19%
•Harbor Capital Appreciation Fund	13%
•Harbor Mid Cap Value Fund	9%
•Harbor International Growth Fund	9%
•Harbor Small Cap Value Fund	7%
•Harbor Mid Cap Growth Fund	6%
•Harbor Small Cap Growth Fund	5%
•Harbor Bond Fund	4%
•Harbor Commodity Real Return Strategy Fund	3%
•Harbor High-Yield Bond Fund	3%

As of the date of this prospectus, the Fund’s actual asset allocation among the underlying Harbor funds is intended to match the current target asset allocation set forth above. However, the Fund’s actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year.

The Fund’s indirect stock holdings consist substantially of large-capitalization U.S. stocks and foreign stocks, including those of companies located in emerging market countries, and, to a lesser extent, of mid- and small-cap U.S. stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds

32

Fund Summary

HARBOR TARGET RETIREMENT 2045 FUND

is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities.

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 90% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 7% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security’s duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security’s value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

33

Fund Summary

HARBOR TARGET RETIREMENT 2045 FUND

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
After Taxes on Distributions	%	N/A	N/A	%
After Taxes on Distributions and Sale of Fund Shares	%	N/A	N/A	%
Administrative Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
Investor Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
Comparative Indices[1]
Russell 3000®	%	%	%	%
MSCI EAFE	%	%	%	%
Barclays Capital Aggregate (U.S.) Bond	%	%	%	%
[1]

The indices do not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the indices would be lower. It is not possible to invest directly in an unmanaged index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive – 34th Floor

Chicago, IL 60606

Portfolio Managers

Harbor Capital Advisors has established an Investment Advisory Committee (the “Committee”) with respect to the Target Retirement Funds. The Committee oversees the administration of the asset allocation program for each of the Target Retirement Funds. The Committee members are: Saumen Chattopadhyay, Brian L. Collins (Chairman), Paul C. Herbert, Linda M. Molenda and David G. Van Hooser. Mr. Chattopadhyay has day-to-day responsibility for managing the Funds and works with the Committee in developing and executing the Target Retirement Funds’ investment programs.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Dividends, Capital Gains and Taxes

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

34

Fund Summary

HARBOR TARGET RETIREMENT 2045 FUND

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

35

Harbor Target Retirement 2050 Fund Fund Summary	Institutional Class HAFFX Administrative Class HAGGX Investor Class HAHHX

Investment Objective

The Fund seeks capital appreciation and current income consistent with the Fund’s current asset allocation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Administrative Class	Investor Class
Management Fees	None	None	None
Distribution and/or Service (12b-1) Fees	None	0.25%	0.25%
Other Expenses	None	None	0.12%
Acquired Fund Fees and Expenses[1]	x.xx%	x.xx%	x.xx%
Total Annual Fund Operating Expenses[2]	x.xx%	x.xx%	x.xx%
[1]

Although the Fund is not expected to incur any net expenses directly, the Fund’s shareholders indirectly bear the expenses of the Institutional Class of the underlying Harbor funds (the Acquired Fund) in which the Fund invests. This figure includes transaction costs (i.e., purchase and redemption fees), if any, imposed on the Fund by the Acquired Funds. See “The Adviser” on page 48 for further details.

[2]

The Adviser has contractually agreed to limit the Fund’s annual fund operating expenses to the amount of the Acquired Funds’ fees and expenses, plus for the Administrative and Investor Classes, distribution and service (12b-1) fees and, for the Investor Class, certain transfer agent fees. Total annual fund operating expenses shown in this table will not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Funds’ fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Institutional	$xx	$xx	$xx	$xx
Administrative	$xx	$xx	$xx	$xx
Investor	$xx	$xx	$xx	$xx

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the period January 2, 2009 (inception) through October 31, 2009 was xx%.

Principal Investment Strategy

The Fund invests in other Harbor mutual funds according to an asset allocation strategy designed for investors planning to retire within a few years of 2050. The Fund’s asset allocation will become more conservative over time. Within 5 years after 2050, the Fund’s asset allocation should become similar to that of the Harbor Target Retirement Income Fund. The Fund’s current target asset allocation among the underlying funds is:

•Harbor International Fund	22%
•Harbor Large Cap Value Fund	19%
•Harbor Capital Appreciation Fund	13%
•Harbor Mid Cap Value Fund	9%
•Harbor International Growth Fund	9%
•Harbor Small Cap Value Fund	7%
•Harbor Mid Cap Growth Fund	6%
•Harbor Small Cap Growth Fund	5%
•Harbor Bond Fund	4%
•Harbor Commodity Real Return Strategy Fund	3%
•Harbor High-Yield Bond Fund	3%

As of the date of this prospectus, the Fund’s actual asset allocation among the underlying Harbor funds is intended to match the current target asset allocation set forth above. However, the Fund’s actual asset allocation may be affected by a variety of factors, such as whether the underlying Harbor funds are accepting additional investments. Accordingly, the Fund’s actual asset allocation may differ from the current target asset allocation, at times significantly, over the course of the year.

The Fund’s indirect stock holdings consist substantially of large-capitalization U.S. stocks and foreign stocks, including those of companies located in emerging market countries, and, to a lesser extent, of mid- and small-cap U.S. stocks.

The Fund’s indirect bond holdings are a diversified mix of short-, intermediate-, and long-term investment-grade, taxable U.S. government, U.S. agency, and corporate bonds; below investment grade, high-risk, corporate bonds; and mortgage- and asset-backed securities, all with maturities of more than one year.

Principal Risks

The performance and risks of each Target Retirement Fund will correspond directly to the performance and risks of the underlying Harbor funds in which the Target Retirement Fund invests. By investing in several underlying Harbor funds, the Target Retirement Funds have partial exposure to the risks of many different areas of the market. The Fund is subject to the following fund wide risks:

Asset allocation risk: The selection of underlying Harbor funds and the allocation of Target Retirement Fund assets to those underlying Harbor funds may cause a Target Retirement Fund to underperform other funds with a similar investment objective, but a different asset allocation.

Selection risk: The risk that a subadviser of one or more of a Target Retirement Fund’s actively managed underlying funds is incorrect in its judgment about the attractiveness, value and potential appreciation of a particular issuer’s securities.

36

Fund Summary

HARBOR TARGET RETIREMENT 2050 FUND

Market risk: For equity securities, individual stocks or overall stock markets may go down. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular company’s stock. For fixed income securities, adverse economic conditions increase the risk that below investment grade companies may not generate sufficient cash flow to service their debt obligations.

Diversification risk: Certain of the underlying Harbor funds in which the Fund may invest (Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) are non-diversified. These underlying funds may invest a greater percentage of their assets in securities of a single issuer and in a relatively small number of issuers. These underlying funds are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio. Some of those issuers may also present substantial credit risk.

RISKS ASSOCIATED WITH EQUITY SECURITIES

With approximately 90% of its assets allocated to stocks, the Fund also is subject to certain risks associated with investing in stocks. Stocks fluctuate in price, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. These fluctuations are a result of:

Growth style risk: Over time, a growth oriented investing style may go in and out of favor, which may lead the underlying equity growth funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Value style risk: Over time, a value oriented investing style may go in and out of favor, which may lead the underlying equity value funds in which a Target Retirement Fund invests to underperform other equity funds that use different investing styles.

Large cap risk: Large cap stocks may fall out of favor relative to small or mid cap stocks causing an underlying fund to underperform other equity funds that focus on small or mid cap stocks.

Small to mid cap risk: Smaller companies may have limited product lines, markets and financial resources. They are usually less stable in price and less liquid than those of larger, more established companies. Small or mid cap stocks may also fall out of favor and underperform large cap stocks.

RISKS ASSOCIATED WITH FOREIGN SECURITIES

Foreign equity securities are sometimes less liquid and harder to value than securities of U.S. issuers. In addition, foreign brokerage and custodian fees may be higher than those in the U.S. Prices of foreign securities may go down as a result of the following:

•

Unfavorable foreign government actions, such as excessive taxation or currency controls; political, economic or market instability; or the absence of accurate information about foreign companies due in part to different financial accounting and regulatory standards.

•	A decline in the value of foreign currencies relative to the U.S. dollar will reduce the unhedged value of securities denominated in those currencies.

Emerging market risk: The foreign securities risks are more significant for issuers in emerging market countries such as Eastern Europe, Latin America and the Pacific Basin. Additional risks include immature economic structures and less developed and more thinly-traded securities markets.

RISKS ASSOCIATED WITH FIXED INCOME SECURITIES

With approximately 7% of its assets allocated to fixed income and money market instruments, the Fund is primarily subject to the risks associated with investing in fixed income securities. Fixed income securities fluctuate in price in response to various factors, including changes in interest rates, changes in market conditions and issuer-specific events, and the value of your investment in a Target Retirement Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other possible investments. Principal risks include:

Interest rate risk: As interest rates rise, the values of fixed income securities decrease and reduce the value of a portfolio. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. For example, if a security’s duration is 10 years, a 1% increase in interest rates would result in a 10% decrease in the security’s value.

Credit risk: The issuer of a security could default on its obligation to pay principal and/or interest or its credit rating could be downgraded. Default risk may be higher for below investment grade bonds.

RISKS ASSOCIATED WITH COMMODITY EXPOSURE

With a portion of its assets exposed to commodities, the Fund is subject to certain risks associated with investing in commodities. The Fund may gain exposure to commodities through the allocation of a portion of its assets to an underlying Harbor fund that invests in various instruments that are linked to the returns of a commodity index. Commodity-linked derivative instruments may have significantly greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as a drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A fund that concentrates its assets in a particular sector of the commodities market (such as oil, metal or agricultural products) may be more susceptible to risks associated with those sectors.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility – or variability – of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at www.harborfunds.com or call 800-422-1050.

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Fund Summary

HARBOR TARGET RETIREMENT 2050 FUND

Calendar Year Total Returns for Institutional Class Shares

The Fund’s best and worst calendar quarters during this time period were:

	Total Return	Quarter/Year
Best Quarter	x.xx%
Worst Quarter	x.xx%

Average Annual Total Returns — As of December 31, 2009

	One Year	Five Years	Ten Years	Life of Fund
Institutional Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
After Taxes on Distributions	%	N/A	N/A	%
After Taxes on Distributions and Sale of Fund Shares	%	N/A	N/A	%
Administrative Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
Investor Class (inception date 01-02-2009)
Before Taxes	%	N/A	N/A	%
Comparative Indices[1]
Russell 3000®	%	%	%	%
MSCI EAFE	%	%	%	%
Barclays Capital Aggregate (U.S.) Bond	%	%	%	%
[1]

The indices do not take into account the deduction of fees, expenses or taxes associated with a mutual fund, such as management fees. If expenses were deducted, the actual returns of the indices would be lower. It is not possible to invest directly in an unmanaged index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to shareholders who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the “Return After Taxes on Distributions and Sale of Fund Shares” may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for the Administrative and Investor Class shares will vary.

Portfolio Management

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive – 34th Floor

Chicago, IL 60606

Portfolio Managers

Harbor Capital Advisors has established an Investment Advisory Committee (the “Committee”) with respect to the Target Retirement Funds. The Committee oversees the administration of the asset allocation program for each of the Target Retirement Funds. The Committee members are: Saumen Chattopadhyay, Brian L. Collins (Chairman), Paul C. Herbert, Linda M. Molenda and David G. Van Hooser. Mr. Chattopadhyay has day-to-day responsibility for managing the Funds and works with the Committee in developing and executing the Target Retirement Funds’ investment programs.

Buying and Selling Fund Shares

Shareholders may purchase or sell (redeem) Fund shares on any business day (normally any day the New York Stock Exchange is open). Purchase and redemption orders are processed at the net asset value next calculated after an order is received in good order by the Fund. You may conduct transactions by mail, by telephone or through our website.

By Mail	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108
By Telephone	800-422-1050
Visiting Our Website	www.harborfunds.com

Investors who wish to purchase, exchange or redeem shares held through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment amounts are shown below. The minimums may be reduced or waived in some cases. There are no minimums for subsequent investments.

Type of Account	Institutional Class	Administrative Class*	Investor Class
Regular	$1,000	$50,000	$2,500
*	Limited only to eligible retirement plans and financial intermediaries. There is no minimum investment for qualified retirement plans and Section 457 plans.

For more information about buying and selling Fund shares, including policies and restrictions that may apply to you, see Your Harbor Funds Account in this prospectus.

Dividends, Capital Gains and Taxes

The Fund expects to distribute any net investment income and any net realized capital gains annually in December. The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through an IRA, 401(k) or other tax-advantaged investment plan.

38

Fund Summary

HARBOR TARGET RETIREMENT 2050 FUND

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales representative to recommend the Fund over another investment. Ask your sales representative or visit your financial intermediary’s website for more information.

39

The Funds’ Investments

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

As funds of funds, the Harbor Target Retirement Funds achieve their investment objectives by investing in other Harbor mutual funds. Through its investments in these underlying funds, each of the Harbor Target Retirement Funds is exposed to a diversified portfolio of stocks and bonds.

The Funds’ Investment Styles

The Harbor Target Retirement Income Fund is designed for investors currently in retirement, and its investments are expected to remain stable over time. The other Harbor Target Retirement Funds are designed for investors who plan to retire close to the year indicated in the Funds’ names. These Funds’ asset allocations will change over time. Over time, the allocation to asset classes and underlying Harbor funds will change according to a “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and does not apply to the Harbor Target Retirement Income Fund. As the glide path shows, each Target Retirement Fund’s asset mix becomes more conservative as time elapses. The Funds’ asset allocations are derived from a model developed by Harbor Capital Advisors, Inc.

Asset Allocation Framework

The Harbor Target Retirement Funds are designed to provide investors with a single Fund whose asset allocation changes over time as an investor’s investment horizon changes. Each Fund’s investment allocation becomes more conservative as an investor approaches retirement. Harbor Capital Advisors, Inc., the Funds’ investment adviser, allocates each Fund’s assets among the underlying Harbor funds based on the Fund’s investment objectives and policies. The asset allocation for each Fund (other than the Harbor Target Retirement Income Fund) will change over time as the date indicated in the Fund’s name draws closer.

Once a Fund’s asset allocation is similar to that of the Harbor Target Retirement Income Fund, the Fund’s Board of Trustees may approve combining the Fund with the Harbor Target Retirement Income Fund. The Board of Trustees will grant such approval if it determines the combination to be in the best interest of Fund shareholders. Once such a combination occurs, shareholders will own shares of the Harbor Target Retirement Income Fund. Shareholders will be notified before such a combination but shareholder approval of this combination will not be obtained. Harbor Capital Advisors expects each combination to occur within 5 years after the year indicated in the affected Fund’s name.

Harbor Capital Advisors intends to manage each Fund according to its target asset allocation strategy, and does not intend to trade actively among the underlying Harbor funds or intend to capture short-term market opportunities. However, Harbor Capital Advisors may modify the target asset allocation strategy for any Fund, as reflected in the glide path, and modify the selection of underlying Harbor funds for any Fund from time to time.

40

The Funds’ Investments

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Description of the Underlying Harbor Funds

Each Harbor Target Retirement Fund will purchase Institutional Class shares of the underlying Harbor funds. Although the underlying Harbor funds are categorized generally as equity (domestic, international or global), strategic market and fixed income, or short-term funds, many of the underlying Harbor funds may invest in a mix of securities of foreign and domestic issuers, investment-grade and high-yield bonds, and other securities.

41

Descriptions of the Underlying Harbor Funds

In pursuing its investment objectives and programs, each of the underlying Harbor funds is permitted to engage in a wide range of investment practices. Further information about the underlying funds is contained in the Statement of Additional Information, as well as the prospectuses of each of the underlying funds. Because each Target Retirement Fund invests in the underlying Harbor funds, shareholders of each Target Retirement Fund will be affected by these investment practices in direct proportion to the amount of assets each Target Retirement Fund allocates to the underlying funds pursuing these practices.

Harbor Capital Appreciation Fund

Investment Goal: Long-term growth of capital.

Principal Style Characteristics: Mid to large cap growth stocks.

Subadviser: Jennison Associates LLC (since 1990)

Portfolio Manager: Spiros Segalas (since 1990)

Overview of Principal Strategies and Investments

Harbor Capital Appreciation Fund seeks long-term growth of capital by investing in a diversified portfolio of mid to large cap equity securities with market capitalizations of at least $1 billion and above average prospects for growth. The fund may invest up to 20% of its assets in the securities of foreign issuers, including issuers located or doing business in emerging markets.

Harbor Mid Cap Growth Fund

Investment Goal: Long-term growth of capital.

Principal Style Characteristics: Mid cap companies with significant capital appreciation potential.

Subadviser: Wellington Management Company, LLP (since September 20, 2005)

Portfolio Manager: Michael T. Carmen, CFA, CPA (since 2005)

Overview of Principal Strategies and Investments

Harbor Mid Cap Growth Fund seeks long-term growth of capital by investing primarily in equity securities, principally common and preferred stocks of companies with market capitalizations that fall within the range of the Russell Midcap® Growth Index, provided that if the upper range of that index falls below $15 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $15 billion as mid cap companies. The fund may invest up to 25% of its assets in foreign securities, which may include emerging markets.

Harbor Small Cap Growth Fund Harbor Small Cap Growth Fund is closed to new investors.

Investment Goal: Long-term growth of capital.

Principal Style Characteristics: Small cap growth stocks demonstrating consistent or acceleration earnings growth.

Subadviser: Westfield Capital Management Company LLC (since its inception in 2000)

Portfolio Managers: William Muggia, Lead Portfolio Manager (since 2000), Arthur Bauernfeind (since 2000), Ethan Meyers (since 2000) and Scott Emerman (since 2002)

Overview of Principal Strategies and Investments

Harbor Small Cap Growth Fund seeks long-term growth of capital by investing in a diversified portfolio of about 60 to 70 small cap equity securities with market capitalizations that fall within the range of the Russell 2000® Index provided that, if the upper range of that index falls below $2.5 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $2.5 billion as small cap companies.

Harbor Large Cap Value Fund

Investment Goal: Long-term total return.

Principal Style Characteristics: Large cap value stocks.

Subadviser: Cohen & Steers Capital Management, Inc. (since June 19, 2007)

Portfolio Manager: Richard E. Helm, CFA (since 2007)

Overview of Principal Strategies and Investments

Harbor Large Cap Value Fund seeks long-term total return by investing in a diversified portfolio of 60 to 80 large cap equity securities with market capitalizations that fall within the range of the Russell 1000® Value Index. The fund may invest up to 20% of its total assets in foreign securities, which may include emerging markets.

42

Descriptions of the Underlying Harbor Funds

Harbor Mid Cap Value Fund

Investment Goal: Long-term total return.

Principal Style Characteristics: Mid cap value stocks of companies with inexpensive fundamentals and recent momentum, relative to their peers.

Subadviser: LSV Asset Management (since September 30, 2004)

Portfolio Managers: Josef Lakonishok, Ph.D. (since 2004), Menno Vermeulen, CFA (since 2004) and Puneet Mansharamani (since 2006)

Overview of Principal Strategies and Investments

Harbor Mid Cap Value Fund seeks long term total return by investing primarily in equity securities of companies which, in the Subadviser’s opinion, are out-of-favor or undervalued in the market place at the time of purchase and have potential for appreciation. The fund intends to invest substantially all, but must invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of equity securities of mid cap companies which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index; provided, that if the upper range of that index falls below $15 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $15 billion as mid cap companies.

Harbor Small Cap Value Fund

Investment Goal: Long-term total return.

Principal Style Characteristics: Small cap value stocks.

Subadviser: EARNEST Partners LLC (since its inception in 2001)

Portfolio Manager: Paul Viera (since 2001)

Overview of Principal Strategies and Investments

Harbor Small Cap Value Fund seeks long-term total return by investing in a diversified portfolio of approximately 55 to 70 small cap equity securities with market capitalizations that fall within the range of the Russell 2000® Index provided that if the upper range of that index falls below $2.5 billion, the fund continues to define those companies with market capitalizations between the upper range of the index and $2.5 billion as small cap companies.

Harbor Small Company Value Fund

Investment Goal: Long-term total return.

Principal Style Characteristics: Small cap value stocks.

Subadviser: Evercore Asset Management, LLC (since its inception in 2007)

Portfolio Managers: Andrew Moloff (since 2007) and Greg Sawers (since 2007)

Overview of Principal Strategies and Investments

Harbor Small Company Value Fund seeks long-term total return by investing in a diversified portfolio of approximately 40 to 60 small cap value equity securities with market capitalizations that fall within the range of the Russell 2000® Index.

Harbor International Fund

Investment Goal: Long-term total return, principally from growth of capital.

Principal Style Characteristics: International large cap value oriented stocks.

Subadvisers: Northern Cross Investments Ltd (since its inception in 1987) and Northern Cross, LLC (since 2009)

Portfolio Managers: Hakan Castegren (since 1987), Howard Appleby (since 2009), Jean-Francois Ducrest (since 2009), James LaTorre (since 2009) and Edward E. Wendell, Jr. (since 2009)

Overview of Principal Strategies and Investments

Harbor International Fund seeks long-term total return, principally from growth of capital, by investing no less than 65% of its total assets in a diversified portfolio of international large cap value oriented equity securities with market capitalizations generally in excess of $1 billion at the time of purchase. The fund focuses on companies located in Europe, the Pacific Basin and emerging industrialized countries whose economies and political regimes appear stable.

Harbor International Growth Fund

Investment Goal: Long-term growth of capital.

Principal Style Characteristics: Foreign companies selected for long-term growth potential.

Subadviser: Marsico Capital Management, LLC (since March 1, 2004)

Portfolio Manager: James Gendelman (since 2004)

Overview of Principal Strategies and Investments

Harbor International Growth Fund seeks long-term growth of capital by investing primarily (no less than 65% of its total assets) in common stocks of foreign companies that are selected for their long-term growth potential. The fund may invest in companies of any size throughout the world. The fund normally invests in the securities or issuers that are economically tied to at least four different foreign countries. The fund may invest up to 35% of its total assets, determined at the time of purchase, in securities of companies operating in or economically tied to emerging markets. Some issuers or securities in the fund’s portfolio may be based in or economically tied to the United States.

43

Descriptions of the Underlying Harbor Funds

Harbor Global Value Fund

Investment Goal: Long-term growth of capital.

Principal Style Characteristics: Companies throughout the world exhibiting strong value characteristics on a relative basis.

Subadviser: Pzena Investment Management, LLC (since its inception in 2006)

Portfolio Managers: Caroline Cai (since 2009), John Goetz (since 2006) and Michael Peterson (since 2006)

Overview of Principal Strategies and Investments

Harbor Global Value Fund seeks long-term growth of capital by investing in stocks of U.S. and foreign companies that appear to be undervalued relative to their long-term earnings potential. Companies in the fund’s portfolio will normally have market capitalizations in excess of $2 billion at the time of purchase. Although the fund does not have pre-set targets for investment in any particular country or region, under normal conditions the fund will invest in a minimum of five countries, one of which may be the U.S. Emerging market exposure is limited to 10% of the fund’s total assets, determined at the time of purchase.

Harbor Global Growth Fund

Investment Goal: Long-term growth of capital.

Principal Style Characteristics: Companies throughout the world selected for long-term growth potential.

Subadviser: Marsico Capital Management, LLC (since its inception in 2009)

Portfolio Managers: Corydon J. Gilchrist (since 2009), Thomas F. Marsico (since 2009) and James G. Gendelman (since 2009)

Overview of Principal Strategies and Investments

Harbor Global Growth Fund seeks long-term growth of capital by investing in stocks of U.S. and foreign companies selected for their long-term growth potential. The fund may invest in companies of any size that are economically tied to any countries or markets throughout the world, including companies economically tied to emerging markets. Under normal market conditions, the fund invests significantly (generally, at least 40% of its net assets) in the securities of issuers economically tied to foreign countries (unless market conditions are not deemed favorable by the Subadviser, in which case the fund generally will invest at least 30% of its assets in such foreign securities). The fund will invest its assets in various regions and countries, including the U.S., that encompass not less than three different countries overall.

Harbor Commodity Real Return Strategy Fund

Investment Goal: Maximum real return, consistent with prudent investment management.

Principal Style Characteristics: Commodity-linked derivative instruments backed by a portfolio of inflation-indexed and other fixed income securities.

Subadviser: Pacific Investment Management Company LLC (since its inception in 2008)

Portfolio Manager: Mihir Worah (since 2008)

Overview of Principal Strategies and Investments

Harbor Commodity Real Return Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. Rather than invest directly in physical commodities, the fund employs an enhanced index strategy. The commodity-linked derivative instruments in which the fund primarily invests are linked to the Dow Jones AIG Commodity Total Return Index (the “Commodity Index”), which is intended to provide the fund with exposure to the investment returns of the commodities markets as represented by the Commodity Index without the fund investing directly in physical commodities. The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers, making it more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio.

Harbor High-Yield Bond Fund

Investment Goal: Total return.

Principal Style Characteristics: High-yield bonds.

Subadviser: Shenkman Capital Management, Inc. (since its inception in 2002)

Portfolio Managers: Mark Flanagan, CFA, CPA, Lead Portfolio Manager (since 2002), Mark Shenkman (since 2002) and Frank Whitley (since 2002)

Overview of Principal Strategies and Investments

Harbor High-Yield Bond Fund seeks total return by investing primarily in below investment grade bonds of corporate issuers. The fund intends to invest substantially all, but must invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of below investment grade, high-risk, corporate bonds that are rated below Baa3 by Moody’s or below BBB- by S&P or Fitch, commonly referred to as “high-yield” or “junk bonds”.

44

Descriptions of the Underlying Harbor Funds

Harbor Bond Fund

Investment Goal: Total return.

Principal Style Characteristics: Intermediate bonds with overall portfolio rated high quality.

Subadviser: Pacific Investment Management Company LLC (since its inception in 1987)

Portfolio Manager: William Gross (since 1987)

Overview of Principal Strategies and Investments

Harbor Bond Fund seeks total return by investing primarily in bonds of corporate and governmental issuers located in the U.S. and foreign countries, including emerging markets. The fund intends to invest substantially all, but must invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of fixed income instruments. These include mortgage-related securities and asset-backed securities. The fund may engage in active and frequent trading to achieve its principal investment strategies.

Harbor Real Return Fund

Investment Goal: Maximum real return, consistent with preservation of capital.

Principal Style Characteristics: Inflation-indexed fixed income securities.

Subadviser: Pacific Investment Management Company LLC (since its inception in 2005)

Portfolio Manager: Mihir Worah (since 2007)

Overview of Principal Strategies and Investments

Harbor Real Return Fund seeks maximum real return (total return minus the cost of inflation), consistent with preservation of real capital, primarily by investing at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments and corporations. The Fund may also invest in other types of fixed income securities. Inflation-indexed bonds issued by the U.S. Government, known as TIPS, are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Repayment upon maturity of the adjusted principal value is guaranteed by the U.S. Government. Neither the current market value of inflation-indexed bonds nor the share value of a Fund that invests in them is guaranteed, and either or both may fluctuate. The fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers, making it more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio.

Harbor Short Duration Fund

Investment Goal: Total return that is consistent with preservation of capital.

Principal Style Characteristics: High quality short-term bonds.

Subadviser: Fischer Francis Trees & Watts, Inc. (since its inception in 1992)

Portfolio Manager: Kenneth O’Donnell, CFA (since 2003)

Overview of Principal Strategies and Investments

Harbor Short Duration Fund seeks total return that is consistent with preservation of capital by investing primarily in short-term, high quality fixed income securities of corporate and governmental issuers located in the U.S. and foreign countries. The fund intends to invest substantially all, but must invest at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of all types of fixed income securities. These include bonds, mortgage-related securities and asset-backed securities. At least 60% of its net assets will be invested in securities of U.S. issuers and 80% of its net assets will be U.S. dollar denominated. The fund may engage in active and frequent trading to achieve its principal investment strategies.

Harbor Money Market Fund

Investment Goal: Current income. The fund intends to maintain a stable share price of $1.

Principal Style Characteristics: Very short-term high quality money market instruments.

Subadviser: Fischer Francis Trees & Watts, Inc. (since its inception in 1987)

Portfolio Manager: Kenneth O’Donnell, CFA (since 2003)

Overview of Principal Strategies and Investments

Harbor Money Market Fund seeks current income by investing in U.S. dollar denominated money market securities. An investment in this fund is neither FDIC insured nor guaranteed by the U.S. Government. Although the fund seeks to preserve the value of shareholders’ investments at $1.00 per share, it is possible to lose money by investing in this fund.

45

Additional Information Regarding Risks

In addition to the principal risks described earlier, there are other risks associated with an investment in the Target Retirement Funds.

Additional Fixed Income Risks

Additional risks associated with investments in fixed income securities include:

■

Extension risk: When interest rates are rising, the average life of securities backed by callable debt obligations is extended because of slower than expected principal payments. This would lock in a below-market interest rate, increase the security’s duration and reduce the value of the security.

■

Prepayment risk: When interest rates are declining, the issuer of a pass-through security, such as a mortgage-backed or an asset-backed security, may exercise its option to call the bond (i.e., prepay principal) earlier than scheduled, forcing investors in the security to reinvest in lower yielding securities.

■

Derivatives risk: The value of derivative instruments does not change in the manner expected by a subadviser of one or more of the Fund’s actively managed underlying funds, resulting in disproportionately large losses.

■

Short sale risk: If the price of securities sold short increases, an underlying fund would be required to pay more to replace the borrowed securities than the fund received on the sale of the securities. Because there is theoretically no limit to the amount of the increase in price of the borrowed securities, an underlying fund’s risk of loss on a short sale is potentially unlimited.

■

High-yield risk: There is a greater risk of losing money from investing in high-yield bonds. These securities are considered speculative because they have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

■	Liquidity risk: A period of low economic growth or rising interest rates could reduce the ability to sell bonds. The lack of a liquid market for these securities could decrease their prices.
■

Mortgage risk: Mortgage derivatives may have especially volatile prices because the imbedded leverage can magnify the impact of the extension or contraction event on the underlying cash flow. There may be a greater risk of losing money due to prepayment and extension risks.

Additional Fund Wide Risks

■

Concentration risk: Certain of the underlying funds in which a Target Retirement Fund invests are comprised of a limited number of companies. As a result, an adverse event affecting a particular company may hurt an underlying fund’s performance more than if it had invested in a larger number of companies.

■

Portfolio turnover risk: Certain of the underlying Harbor funds may engage in active and frequent trading to achieve their principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase the shareholder’s tax liability. Frequent trading also increases the transaction costs, which could detract from the underlying fund’s performance.

46

Information About the Target Retirement Funds’ Other Investments

Temporary Defensive Positions

Each Target Retirement Fund may maintain cash reserves. In response to extraordinary market, economic or political conditions, each underlying Harbor fund may depart from its principal investment strategies by taking large temporary investment positions in cash or investment-grade debt securities.

The underlying Harbor international and global equity funds may invest without limit in equity securities of U.S. issuers and investment grade notes and bonds.

If an underlying Harbor fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal, which in turn may prevent a Target Retirement Fund from achieving its investment objective.

47

The Adviser

The Adviser

Harbor Capital Advisors, Inc. (the “Adviser”) provides management services to each of the Harbor Target Retirement Funds and for each of the underlying Harbor funds.

The Adviser located at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606, is an indirect, wholly-owned subsidiary of Robeco Groep N.V. Founded in 1929 and headquartered in Rotterdam, The Netherlands, Robeco Groep N.V. is one of the world’s oldest asset management organizations. As of December 31, 2009, Robeco Groep N.V., through its investment management subsidiaries, had approximately $x.x billion in assets under management.

The combined assets of all of the Harbor Funds and the pension plans managed by the Adviser were approximately $x.x billion as of December 31, 2009.

The Adviser administers the asset allocation program for each Harbor Target Retirement Fund. Subject to the approval of Harbor Funds’ Board of Trustees, the Adviser also establishes and modifies, whenever necessary, the investment strategies of each of the underlying Harbor funds. The Adviser also is responsible for overseeing each subadviser and recommending the selection, termination and replacement of Subadvisers. The Adviser evaluates, and allocates each underlying fund’s assets to, one or more subadvisers.

In order to more effectively manage the underlying Harbor funds, Harbor Funds and the Adviser have been granted an order from the SEC permitting the Adviser, subject to the approval of Harbor Funds’ Board of Trustees, to select Subadvisers to serve as portfolio managers for the underlying Harbor funds, and to enter into new subadvisory agreements and to materially modify existing subadvisory agreements without obtaining shareholder approval. To the extent the SEC adopts a rule which would supersede the order, Harbor Funds and the Adviser intend to rely on the rule to permit the Adviser to act in the same manner as it currently does pursuant to the order.

In addition to its investment management services to all of the Harbor Funds, the Adviser administers each Fund’s business affairs. Each Harbor Target Retirement Fund does not pay a management fee to the Adviser. The Adviser also receives no fee for handling the business affairs for each Harbor Target Retirement Fund and pays the expenses of each Harbor Target Retirement Fund with limited exceptions. However, each Fund’s shareholders indirectly bear the expenses of the underlying Harbor funds in which the Fund invests. For the year ended October 31, 2009, the net expense ratios for the Institutional Class of shares of each of the underlying Harbor funds were:

Net Expense Ratio (Year Ended October 31, 2009)
Domestic Equity Funds
Harbor Capital Appreciation Fund	%
Harbor Mid Cap Growth Fund	%
Harbor Small Cap Growth Fund	%
Harbor Large Cap Value Fund	%
Harbor Mid Cap Value Fund	%
Harbor Small Cap Value Fund	%
Harbor Small Company Value Fund	%
International and Global Funds
Harbor International Fund	%
Harbor International Growth Fund	%
Harbor Global Value Fund	%
Harbor Global Growth Fund	%
Strategic Markets Funds
Harbor Commodity Real Return Strategy Fund	%
Fixed Income Funds
Harbor High-Yield Bond Fund	%
Harbor Bond Fund	%
Harbor Real Return Fund	%
Harbor Short Duration Fund	%
Harbor Money Market Fund	%

48

The Adviser

Portfolio Managers

A discussion of the factors considered by the Board of Trustees when approving the investment advisory agreements of the Funds is available in the Harbor Funds’ semi-annual (for the 6 month period ended April 30) or annual (for the year ended October 31) reports to shareholders.

Harbor Funds has established an Investment Advisory Committee (the “Committee”) with respect to the Target Retirement Funds. The Committee oversees the administration of the asset allocation program for each of the Target Retirement Funds. The Committee members are: Saumen Chattopadhyay, Brian L. Collins (Chairman), Paul C. Herbert, Linda M. Molenda and David G. Van Hooser. Mr. Chattopadhyay has day-to-day responsibility for managing the Funds and works with the Committee in developing and executing the Target Retirement Funds’ investment programs. The following table describes the portfolio managers’ business experience. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares in the Funds.

PORTFOLIO MANAGERS	MANAGER SINCE	BUSINESS EXPERIENCE (PAST FIVE YEARS)
Harbor Target Retirement Funds
Saumen Chattopadhyay	2009	Director of Quantitative Management (since 2009), Senior Financial Analyst (2004-2008), Harbor Capital Advisors, Inc.
Brian L. Collins	2009	Executive Vice President and Chief Investment Officer (since 2004), Harbor Capital Advisors, Inc.; and Vice President (since 2005), Harbor Funds.
Paul C. Herbert	2009	Vice President of Investments (since 2008), Harbor Capital Advisors, Inc.; and Senior Mutual Fund Analyst (2004-2008), Morningstar, Inc.
Linda M. Molenda	2009	Senior Vice President of Investments (since 2003), Manager of Group Trust Administration and Investment Analysis (since 1995), Harbor Capital Advisors, Inc.; and Registered Principal (since 2004), Harbor Funds Distributors, Inc.
David G. Van Hooser	2009	Chief Executive Officer (since 2000) and President (since 2002), Director and Chairman of the Board (since 2000), Harbor Capital Advisors, Inc.; President (since 2002) and Trustee and Chairman of the Board (since 2000), Harbor Funds; Chief Executive Officer (since 2007), Financial & Operations Principal (since 2004), President (2003-2007), Registered Principal (since 2003), and Director (since 2000), Harbor Funds Distributors, Inc.; and Director, Harbor Services Group, Inc. (since 2000).

49

Your Harbor Funds Account

CHOOSING A SHARE CLASS

All of the Harbor Target Retirement Funds have multiple classes of shares, with each class representing an interest in the same portfolio of investments. However, the Funds’ separate share classes have different expenses, and as a result, their investment performances will differ. Administrative and Investor Class shares are available for sale only to eligible retirement plans and other non-retirement accounts maintained by financial intermediaries. Eligible retirement plans consist of qualified retirement plans and Section 457 plans only. The Administrative and Investor Class shares are not available through personal plans, such as individual retirement accounts (IRA), SEP IRAs, Simple IRAs or individual 403(b) plans, unless investing through an account maintained by a financial intermediary. When choosing a share class, you should consider the factors below:

Institutional Class	Administrative Class	Investor Class
■ Available to individual and institutional investors ■ No 12b-1 fee ■ No transfer agent fee ■ $1,000 minimum investment in each fund	■ Limited only to eligible retirement plans and financial intermediaries ■ 12b-1 fee of up to 0.25% of average daily net assets ■ No transfer agent fee ■ $50,000* minimum investment in each fund

■   Limited only to eligible retirement plans and financial intermediaries

■   12b-1 fee of up to 0.25% of average daily net assets

■   Transfer agent fee of 0.12% of the average daily net assets

■   $2,500 minimum investment in each fund

*	There is no minimum investment for qualified retirement plans and Section 457 plans.

DISTRIBUTION AND SERVICE (12b-1) FEES

Harbor Funds has adopted a distribution plan for each Fund’s Administrative and Investor Classes of shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan, the Funds pay distribution and service fees to Harbor Funds Distributors, Inc. (the “Distributor”), for the sale, distribution and servicing of the Administrative and Investor Class shares. All or a substantial portion of these fees are paid to financial intermediaries, such as broker-dealers, banks and trust companies. Because the Funds pay these fees out of the Administrative and Investor Class assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

TRANSFER AGENT FEES

Each Fund pays Harbor Services Group, Inc. (the “Shareholder Servicing Agent”) transfer agent fees for Investor Class shares. The Shareholder Servicing Agent uses these fees to pay unaffiliated financial intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries. These fees may consist of per Fund or per sub-account charges which are assessed on a periodic basis (i.e., annually) and/or an asset based fee which is determined based upon the value of the assets maintained by the financial intermediary.

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Your Harbor Funds Account

MINIMUM INVESTMENT EXCEPTIONS

Investor Class

Harbor Funds may, in its discretion, waive or lower the investment minimum for the Investor Class of any Fund.

Institutional Class

Harbor Funds may, in its discretion, waive or lower the investment minimum for the Institutional Class of any Fund.

Administrative Class

You may purchase Administrative Class shares notwithstanding the $50,000 minimum investment amount if you qualify for any of the exceptions discussed below. You may be required to provide written confirmation of your eligibility:

(a)	Eligible retirement plans (i.e., qualified retirement plans and Section 457 plans only).

(b)	Omnibus accounts established by financial intermediaries where the investment in the Fund is expected to meet the investment minimum amount within a reasonable period of time as determined by the Distributor.

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Your Harbor Funds Account

HOW TO PURCHASE SHARES

Harbor Funds will not accept cash, money orders, cashiers checks, official checks, “starter checks”, third-party checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S.

Harbor Funds does not issue share certificates.

Harbor Small Cap Growth Fund is closed to new investors. See the Statement of Additional Information for details regarding this policy.

All orders to purchase shares received in good order by Harbor Funds or its agent before the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. All purchase orders are subject to acceptance by Harbor Funds. Checks and funds sent by wire or ACH for direct purchases must be received by Harbor Funds prior to the close of regular trading of the NYSE to receive that day’s share price. See “Through a Financial Intermediary” if you are purchasing through a financial intermediary.

Harbor Funds at all times reserves the right to reject any purchase for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Harbor Funds reserves the right to verify the accuracy of the submitted banking information (ACH, wire) prior to activation of the banking instructions on your account. The verification may take as long as 10 business days.

Shares of the Harbor Target Retirement Funds are currently available for sale only through retirement plans sponsored by Harbor Capital Advisors, Inc. and Owens-Illinois, Inc. Shares of the Target Retirement Funds may in the future be made available for broader distribution. The Funds reserve the right to reject any offer to purchase shares.

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or
registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

	Open a new account Complete and sign the appropriate new account application. If you are an institution, include a certified copy of a corporate resolution identifying authorized signers.	Add to an existing account Complete the investment slip included with your most recent confirmation or statement.

Make your check payable to: “Harbor Funds”.

If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your account. You may also be prohibited from future purchases.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

By Telephone Call Harbor Services Group at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone and the Internet.

Add to an existing account

You may submit orders for the purchase of additional shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares via the telephone may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future telephone purchases.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the purchase request by mail or via our website.

You must have banking instructions already established on your account to purchase shares via the telephone. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our website at www.harborfunds.com.

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Your Harbor Funds Account

HOW TO PURCHASE SHARES

By Wire Wire to: State Street Bank and Trust Company Boston, MA ABA#: 0110 0002 8 Acct: DDA #3018-065-7 Supply Fund name, share class, account registration and account number

Open a new account

Send the completed account application to the Shareholder Servicing Agent at the address listed under “By Mail.”

Instruct your bank to wire the purchase amount to State Street Bank and Trust Company.

Call the Shareholder Servicing Agent at 800-422-1050 if you are sending a wire of $100,000 or more.

Add to an existing account Instruct your bank to wire the amount of the additional investment to State Street Bank and Trust Company.

By Internet Visit our website at: www.harborfunds.com Please make note of your confirmation number when transacting via the telephone and the Internet.

Add to an existing account

If your account has Internet purchase privileges, you may submit an order to purchase shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Payment for purchase of shares through the Internet may be made only through an ACH debit of your bank account. If your ACH transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may be prohibited from future Internet purchases.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the purchase request by mail.

You must have banking instructions already established on your account to purchase shares through the Internet. If banking instructions were not established at the time you opened your account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these instructions to your account or you may download the form from our website.

Through A Financial Intermediary

You may purchase Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may require different minimum initial and subsequent investments than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in the Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward purchase orders to the Funds on your behalf. These contracts may permit a financial intermediary to forward the purchase order and transmit the funds for the purchase order to Harbor Funds by the next business day. Your purchase order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions that are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

53

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

An exchange is a redemption of shares from one Harbor fund and a purchase of shares in another Harbor fund and may be subject to a redemption fee.

Exchanges are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss.

Class to class exchanges within the same Fund, however, are generally not taxable.

All orders to exchange shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next day’s share price. All exchanges are subject to acceptance by Harbor Funds.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Harbor Funds at all times reserves the right to reject the purchase portion of any exchange transaction for any reason without prior notice if Harbor Funds determines that a shareholder or client of an intermediary has engaged in excessive short-term trading that Harbor Funds believes may be harmful to the Fund involved. For more information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

Exchanges must meet the applicable minimum initial investment amounts for each class of shares of each Fund. You should consider the differences in investment objectives and expenses of a Fund before making an exchange.

Harbor Funds may change or terminate its exchange policy on 60 days’ prior notice.

INSTITUTIONAL CLASS SHAREHOLDERS

This class of shares is available to both individual and institutional investors who meet the minimum investment requirement.

If you are an original shareholder (a shareholder of any Harbor Funds as of October 31, 2002), you may exchange your Institutional Class shares for Institutional Class shares of any Harbor Funds.

If you are not an original shareholder, you must meet the minimum initial investment requirements for each Fund.

ADMINISTRATIVE CLASS SHAREHOLDERS

You may exchange your shares of the Administrative Class for Administrative Class shares of any other Harbor Funds available through your retirement plan or financial intermediary. In addition, you may exchange your shares of the Administrative Class for shares of either the Institutional or Investor Class shares of another Harbor fund if such class of shares is available through your retirement plan.

INVESTOR CLASS SHAREHOLDERS

If you are an Investor Class shareholder, you may exchange your shares for Investor Class shares of another Harbor fund and for Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund. Your exchanges out of the Institutional Class shares of Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund into another Harbor fund would be subject to the minimum investment requirements for each Fund and class.

By Mail First class mail to: Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

You may mail an exchange request to the Shareholder Servicing Agent. Indicate the name of the Fund, the share class, the number of shares or dollar amount to be exchanged and the account number. Sign the request exactly as the name(s) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

Express or registered mail to: Harbor Services Group, Inc. 111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

54

Your Harbor Funds Account

HOW TO EXCHANGE SHARES

By Telephone Call Harbor Services Group at: 800-422-1050 Please make note of your confirmation number when transacting via the telephone and the Internet.

If your account has telephone exchange privileges, you may submit an order to exchange shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the exchange request by mail or via our website.

By Internet Visit our website at: www.harborfunds.com Please make note of your confirmation number when transacting via the telephone and the Internet.

If your account has Internet exchange privileges, you may submit an order to exchange shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the exchange request by mail.

Through A Financial Intermediary

You may exchange Fund shares through an intermediary, such as a broker- dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service and may have different requirements than Harbor Funds. They also may impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward exchange orders to the Funds on your behalf. Your exchange order must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

55

Your Harbor Funds Account

HOW TO SELL SHARES

Redemptions are taxable transactions for shareholders that are subject to tax, and you may realize a gain or a loss. Certain shareholders may be subject to backup withholding.

Neither Harbor Funds nor the Shareholder Servicing Agent is obligated, under any circumstances, to pay interest on redemption proceeds.

A signature guarantee may be required. See “Shareholder and Account Policies” for more information.

Redemption proceeds sent by check that is not cashed within 180 days may be reinvested in your account in the same Fund from which it was redeemed at the current day’s NAV. Redemption proceeds which are reinvested are subject to the risk of loss like any Fund investment.

All orders to sell shares received in good order by Harbor Funds or its agent before the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, will receive that day’s share price. Orders received in good order after the close of the NYSE will receive the next business day’s share price. Each Fund has the right to suspend redemptions of shares and to postpone payment of proceeds for up to seven days, as permitted by law. Proceeds of the redemption (reduced by the amount of any tax withholding, if applicable) will be mailed by check payable to the shareholder of record at the address of record, wired or sent via ACH to the current banking instructions already on file.

If withholding information on IRA redemption requests is not specified, Harbor Funds will withhold the mandatory federal amount (currently 10%) and any applicable state amount.

For information about the Funds’ policy on excessive trading, see “Excessive Trading/Market Timing.”

By Mail

First class mail to:

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

Express or

registered mail to:

Harbor Services Group, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

You may mail a written redemption request to the Shareholder Servicing Agent. State the name of the Fund, the class of shares and number of shares or dollar amount to be sold and the account number. Sign the request exactly as the name or names (if more than one name) appear on the account registration.

Neither Harbor Funds nor the Shareholder Servicing Agent is responsible for any mail that is lost or misdirected by the U.S. post office or other delivery service.

By Telephone Call Harbor Services Group at: 800-422-1050	If your account has telephone redemption privileges, you may submit an order to redeem shares via our automated telephone service 24 hours a day or by contacting the Shareholder Servicing Agent during normal business hours. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.
Please make note of your confirmation number when transacting via the telephone and the Internet.

Redemptions via the telephone will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased via the telephone may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to make sure the funds from your account have cleared.

If you are unable to access our automated telephone service or reach the Shareholder Servicing Agent by telephone (for example, during unusual market activity), you may send the redemption request by mail or via our website.

56

Your Harbor Funds Account

HOW TO SELL SHARES

By Internet Visit our website at: www.harborfunds.com

If your account has Internet redemption privileges, you may submit an order to redeem shares via our website 24 hours a day. If your order is submitted on a day that the NYSE is not open for regular trading or if it is submitted after the close of regular trading on the NYSE, it will be effected, subject to acceptance, as of the next close of regular trading of the NYSE.

Please make note of your confirmation number when transacting via the telephone and the Internet.

Redemptions through the Internet will be paid by check, wire or ACH transfer only to the address or bank account of record.

Shares purchased through the Internet may be sold on any business day, subject to any applicable redemption fee, but the proceeds may not be available for up to 3 business days after the purchase of such shares to ensure the funds from your account have cleared.

If you are unable to access our website (for example, during unusual market activity), you may call the Shareholder Servicing Agent during normal business hours, use our automated telephone service 24 hours a day or send the redemption request by mail.

Through A Financial Intermediary

You may redeem Fund shares through an intermediary, such as a broker-dealer, bank or other financial institution, or an organization that provides recordkeeping and consulting services to 401(k) plans or other employee benefit plans. These intermediaries may charge you a fee for this service. They may also impose other charges or restrictions in addition to those applicable to shareholders who invest in Harbor Funds directly.

The Distributor and the Shareholder Servicing Agent have contracted with certain intermediaries to accept and forward redemption requests to the Funds on your behalf. Your redemption request must be received in good order by these intermediaries before the close of regular trading on the NYSE to receive that day’s share price.

The Distributor, the Shareholder Servicing Agent and/or the Adviser or their affiliates may compensate, out of their own assets, certain unaffiliated financial intermediaries for distribution of Fund shares and for providing shareholder recordkeeping, subaccounting and other similar services to shareholders who hold their shares through accounts that are maintained by the financial intermediaries.

None of Harbor Funds, the Distributor, or the Shareholder Servicing Agent is responsible for the failure of any intermediary to carry out its obligations to its customers, including, any errors made by the intermediary when submitting purchase, redemption and exchange orders to Harbor Funds. Harbor Funds will not correct transactions which are submitted to Harbor Funds in error by the intermediary unless the intermediary has notified Harbor Funds of the error by 9:00 a.m. Eastern time on the following business day (i.e., on a trade date plus one (T+1) basis).

57

Shareholder and Account Policies

Transaction and Account Policies

IMPORTANT INFORMATION ABOUT OPENING AN ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, unless such information is collected by the broker/dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:

■	Name;
■	Date of birth (for individuals);
■	Residential or business street address (although post office boxes are still permitted for mailing); and
■	Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

RIGHTS RESERVED BY HARBOR FUNDS

Harbor Funds reserves the following rights: (1) to accept initial purchases by telephone or mail; (2) to refuse any purchase or exchange order; (3) to cancel or rescind a purchase order for non-payment; (4) to cease offering Fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchases and any services at any time; (7) to act on instructions reasonably believed to be genuine; and (8) to involuntarily redeem your account at the net asset value calculated the day the account is redeemed if a Fund or its agent is unable to verify the identity of the person(s) or entity opening an account or becomes aware of information regarding a shareholder or shareholder’s account which indicates that the identity of the shareholder can no longer be verified.

These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the Fund or if required by law.

EXCESSIVE TRADING/MARKET-TIMING

Some investors try to profit from a strategy called market-timing — moving money into mutual funds for the short-term when they expect prices to rise and taking money out when they expect prices to fall. The Harbor Funds are intended for long-term investment purposes only. Harbor Funds has taken reasonable steps to seek to discourage excessive short-term trading.

Excessive short-term trading into and out of a Fund can disrupt portfolio investment strategies and may increase expenses, and negatively impact investment returns, for all shareholders, including long-term shareholders who do not generate these costs. Certain Funds invest a significant portion of their assets in small cap securities. Some of these holdings may not trade every day or may not trade frequently throughout a trading day. As a result, these Funds may be more susceptible to a short-term trading strategy by which an investor seeks to profit based upon the investor’s belief that the values of a Fund’s portfolio securities, as reflected by the Fund’s net asset value on any given day, do not fully reflect the then current fair market value of such securities. In the case of Funds that invest primarily in foreign securities, some investors may also seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to take advantage of information that becomes available after the close of the foreign markets or exchanges, but before a Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. If those investors are successful, long-term shareholders could experience dilution in the value of their shares.

The Funds’ Board of Trustees has adopted policies and procedures and authorized Harbor Funds to take the following actions to discourage excessive short-term trading activity in the Funds.

58

Shareholder and Account Policies

You may make up to four round trips in the same Fund in a 12-month period. A “round trip” is a purchase into a Fund followed by a redemption out of the same Fund (including by exchange) or a redemption out of a Fund (including by exchange) followed by a purchase into the same Fund within a 30 day period. When a purchase or redemption transaction is paired with another transaction to make one round trip, neither of those transactions is paired with a third transaction to make a second round trip. For example, if a shareholder purchases shares of a Fund on May 1, redeems those same shares on May 15 and then purchases shares in the same Fund again on June 5, the shareholder would have engaged in one round trip. The purchase on May 1 would be paired with the redemption on May 15 because the transactions occurred within a 30 day period. However, the redemption on May 15 would not be paired with the purchase on June 5 to create a second round trip because the May 15 redemption already constituted part of the earlier round trip. Different restrictions may apply if you invest through an intermediary.

Harbor Funds will limit for a period of 60 days future purchases into a Fund by any investor who makes more than four round trips in the same Fund in a 12-month period. Harbor Funds monitors trading activity in all accounts. If Harbor Funds discovers what it believes is excessive trading or market timing activity in any Fund, it may limit future purchases or terminate the exchange privilege on a temporary or permanent basis at any time, including after one round trip. Harbor Funds also may ban a shareholder from opening new accounts or adding to existing accounts in any Harbor Funds. Funds at greater risk for market timing activity impose a redemption fee on shares redeemed within short periods of time. As described under “Pricing of Fund Shares”, Harbor Funds has also implemented fair value pricing procedures which may have the effect of reducing market timing activity in some Funds. In addition, the Funds reserve the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. For example, a Fund may refuse a purchase order if the Fund’s portfolio manager believes he or she would be unable to invest the money effectively in accordance with the Fund’s investment policies or the Fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. Transactions placed (directly or through a financial intermediary) in violation of the Funds’ exchange limits or excessive trading policy are not deemed accepted by a Fund.

The four round trip limitation imposed under the excessive trading policy does not apply to (i) minimum required distributions from retirement accounts; (ii) return of excess contributions in retirement accounts where the excess is reinvested into the Funds; (iii) purchases of shares in retirement accounts with participant payroll or employer contributions or loan repayments; (iv) transaction requests submitted by mail to Harbor Funds from shareholders who hold their accounts directly with Harbor Funds (transactions submitted by fax or wire are not considered mail transactions); (v) transactions involving the reinvestment of distributions (dividends and capital gains); (vi) transactions initiated through an automatic investment, exchange or withdrawal plan; (vii) transactions pursuant to an automatic rebalancing or asset allocation program established with Harbor; (viii) transactions involving shares transferred from one account to another account in the same Fund and shares converted from one class to another class in the same Fund; (ix) transactions initiated by a plan sponsor; (x) Section 529 College Savings Plans; (xi) Harbor funds that invest in other Harbor funds; (xii) involuntary redemptions of shares to pay Fund or account fees; (xiii) transactions below a dollar amount applicable to all accounts in a Fund that Harbor has determined, in its sole discretion, are not likely to adversely effect the management of the Fund; and (xiv) omnibus accounts maintained by financial intermediaries.

When financial intermediaries establish omnibus accounts with Harbor Funds, Harbor Funds monitors trading activity in the account at the omnibus level. Because activity in the omnibus account represents the aggregate trading activity of the intermediary’s underlying customers, Harbor Funds monitors trading activity in omnibus accounts in a different manner than it does in accounts which Harbor Funds believes are owned directly by the investor. If Harbor Funds detects what it believes may be excessive short-term trading or market timing activity in an omnibus account, Harbor Funds will seek to investigate and take appropriate action. This may include requesting that the intermediary provide its customers’ underlying transaction information so that Harbor Funds can assess whether an underlying customer’s transaction activity was reflective of excessive short-term trading or market timing activity. If necessary, Harbor Funds may limit or prohibit additional purchases of Fund shares by an intermediary or by certain of the intermediary’s customers. Because Harbor Funds normally monitors trading activity at the omnibus account level, Harbor Funds may not be able to detect or prevent excessive short-term trading or market timing activity at the underlying customer level.

In addition, some financial intermediaries may impose their own restrictions on short-term trading which may differ from Harbor Funds’. Harbor Funds may choose to rely on the intermediary’s restrictions on short-term trading in place of its own only if Harbor Funds determines, in its discretion, that the intermediary’s restrictions provide reasonable protection for the Funds from excessive short-term trading activity.

59

Shareholder and Account Policies

For those Funds that charge a redemption fee, Harbor Funds seeks to apply its redemption fee policy to all accounts except those accounts identified as non-applicable in the respective Fund’s Prospectus under “Redemption Fees”. In some cases, Harbor Funds permits financial intermediaries to charge redemption fees in accordance with their own policies in place of Harbor Funds’ when Harbor Funds determines that the intermediary’s redemption fee policy is reasonably designed and sufficiently similar to Harbor Funds’. Harbor Funds is encouraging those intermediaries that are not subject to the redemption fee policy because they do not have the capability to apply the redemption fee to their underlying customers’ accounts to develop that capability. Harbor Funds seeks to apply its redemption fee policy to those accounts soon after the intermediary indicates it has developed that capability. There is no assurance that Harbor Funds will successfully identify all intermediaries that are subject to the redemption fee policy or that intermediaries which do assess redemption fees will do so properly.

The trading history of accounts under common ownership or control within any of the Harbor Funds may be considered in enforcing these policies. Transactions placed through the same financial intermediary on an omnibus basis may be deemed a part of a group for purposes of this policy and may be rejected in whole or in part by a Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

Each Fund’s full portfolio holdings are published quarterly on the 15th day following each month end on www.harborfunds.com. In addition, the Funds’ top ten portfolio holdings as a percent of its total net assets will be published quarterly on the 10th day following quarter end on www.harborfunds.com. This information is available on Harbor Funds’ website for the entire quarter.

Additional information about Harbor Funds’ portfolio holdings disclosure policy is available in the Statement of Additional Information.

PRICING OF FUND SHARES

Each Fund’s share price, called its net asset value, or NAV, per share, is calculated each day the NYSE is open for trading, generally 4 p.m. eastern time. NAV per share for each class of shares outstanding is computed by dividing the net assets of each Fund attributable to that class by the number of Fund shares outstanding for that class. On holidays or other days when the NYSE is closed, the NAV is not calculated, and the Funds do not transact purchase or redemption requests. However, on those days the value of a Fund’s assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open. The assets of each Target Retirement Fund consist primarily of shares of the underlying Harbor Funds, which are valued at their respective net asset values.

Each underlying fund normally values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services.

When reliable market quotations are not readily available or when market quotations are considered unreliable, securities are priced at their fair value, calculated according to procedures adopted by the Board of Trustees, which may include utilizing an independent pricing service. An underlying fund may use fair-value pricing if the value of some or all of each fund’s securities have been materially affected by events occurring before each fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. When fair value pricing is employed, the prices of securities used by an underlying fund to calculate its NAV may differ from market quotations or official closing prices for the same securities. This means each fund may value those securities higher or lower than another fund that uses market quotations or official closing prices.

Share prices are normally available after 7:00 p.m. Eastern time by calling 800-422-1050 or visiting www.harborfunds.com.

PAYING FOR SHARES BY CHECK

If you purchase Fund shares by check:

■	No third-party checks, starter checks, money orders, cashiers checks, official checks, credit card convenience checks, travelers checks or checks drawn on banks outside the U.S. are accepted.
■	If your check does not clear for any reason, the Shareholder Servicing Agent will cancel your purchase and deduct $25 from your Harbor Funds account. You also may be prohibited from future purchases.
■	You may subsequently sell the shares purchased by check, but the proceeds may not be available for up to 10 business days to ensure that your check has cleared.
■	You can avoid the 10 business day holding period by purchasing shares via wire. Use of ACH will reduce the holding period to up to 3 business days.

60

Shareholder and Account Policies

IN-KIND REDEMPTIONS

Harbor Funds agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Harbor Funds reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the redeeming Fund, either totally or partially, by an in-kind redemption of securities (instead of cash) from the applicable Fund. The securities redeemed in kind would be valued for this purpose by the same method as is used to calculate the Fund’s net asset value per share. Redemptions, whether made in cash or in kind, are taxable transactions for shareholders who are subject to tax. If you receive an in-kind redemption, you should expect to incur transaction costs and may incur additional tax liability upon the disposition of the securities received in the redemption.

ACCOUNTS BELOW SHARE CLASS MINIMUMS

If due to redemptions, your account balance falls below the required minimum investment for the class of shares in which you are invested, the Shareholder Servicing Agent may ask that the account balance be increased. If your account balance is not increased within 60 days, the Shareholder Servicing Agent reserves the right to redeem your account in full, at the then current NAV. For those Harbor funds with a $50,000 Institutional Class minimum required investment, the Shareholder Servicing Agent reserves the right to exchange your Institutional Class shares at the then current NAV for shares of that Fund’s Investor Class.

Shareholders seeking to establish accounts with amounts that are below the $50,000 Institutional Class minimum required investment for the applicable Harbor fund and who are not eligible for an exemption or waiver of this minimum will automatically be invested in the Investor Class shares for that Fund.

STATEMENTS AND REPORTS

You will receive a confirmation statement after each transaction affecting your account; however, shareholders participating in an automatic plan will receive only quarterly confirmations of all transactions. Dividend information will be confirmed quarterly. You should verify the accuracy of your confirmation statements immediately after you receive them and contact the Shareholder Servicing Agent regarding any errors or discrepancies.

The Funds produce financial reports, which include a list of each Fund’s portfolio holdings, semi-annually and update their prospectuses at least annually.

Unless you instruct Harbor Funds otherwise by contacting the Shareholder Servicing Agent, the Funds will mail only one financial report, prospectus or proxy statement to shareholders with the same last name in your household, even if more than one person in your household has a Harbor Funds account. This process is known as “householding.” Please call the Shareholder Servicing Agent if you would like to receive additional copies of these documents. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

SIGNATURE GUARANTEES

A Medallion signature guarantee is required if any of the following is applicable:

■	You would like a check made payable to anyone other than the shareholder(s) of record.
■	You would like a check mailed to an address which has been changed within 10 business days of the redemption request.
■	You would like a check mailed to an address other than the address of record.
■	You would like your redemption proceeds wired to a bank account other than a bank account of record.

Harbor Funds may waive or require a Medallion signature guarantee under certain circumstances at Harbor Funds’ sole discretion.

A Medallion signature guarantee may be refused if any of the following is applicable:

■	It does not appear valid or in good form.
■	The transaction amount exceeds the surety bond limit of the Medallion guarantee.
■	The guarantee stamp has been reported as stolen, missing or counterfeit.

How to Obtain a Medallion Signature Guarantee

A Medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. A Medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which participates in a Medallion program recognized by the Securities Transfer

61

Shareholder and Account Policies

Association. Signature guarantees from financial institutions which do not participate in a Medallion program will not be accepted. A signature guarantee cannot be provided by a notary public.

If you are a Harbor Funds shareholder and are visiting outside the United States, a foreign bank properly authorized to do business in that country or a U.S. consulate may be able to authenticate your signature.

62

Shareholder and Account Policies

You may receive dividend and capital gain distributions in cash or reinvest them. Dividend and capital gain distributions will be reinvested in additional shares of the same Fund unless you elect otherwise.

This Prospectus provides general tax information only. You should consult your tax adviser about particular federal, state, local or foreign taxes that may apply to you. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Target Retirement Fund expects to distribute all or substantially all of its net investment income and realized capital gains, if any, each year. Each Target Retirement Fund, with the exception of the Target Retirement Income Fund, declares and pays any dividends from net investment income and capital gains at least annually in December. The Target Retirement Income Fund generally declares and pays dividends from net investments quarterly and distributes any capital gains annually in December. Each Target Retirement Fund may also pay dividends and distribute capital gains at other times if necessary to avoid federal income or excise tax.

Five years after a Target Retirement Fund with a target retirement date reaches its target retirement year its asset allocation is expected to match that of the Harbor Target Retirement Income Fund. At that time, the assets of the particular Target Retirement Fund will be combined with the assets of the Target Retirement Income Fund. The Board of Trustees reserves the right to engage in such transactions in the best interests of each Target Retirement Fund’s shareholders. The Trustees may take these actions with or without seeking shareholder approval. A combination of assets may result in a capital gain or loss for shareholders of the particular Target Retirement Fund.

For U.S. federal income tax purposes, distributions of net long-term capital gain are taxable as long-term capital gains, which may be taxable at different rates, depending on their source and other factors, and distributions of net short-term capital gain are taxable as ordinary income. Dividends from net investment income are taxable either as ordinary income or, if so designated by a Fund and certain other conditions, including holding period requirements, are met by the Fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate, as discussed in detail in the Funds’ Statement of Additional Information. Dividends and distributions are taxable, whether you receive them in cash or reinvest them in additional Fund shares.

Generally, you should avoid investing in a Fund shortly before an anticipated dividend or capital gain distribution. If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. Otherwise, dividends paid to you may be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends. This is referred to as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, the Fund’s share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest the distribution in more shares.

When you sell or exchange Fund shares, you generally will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the sale proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. Every January, the Funds will send you information about the Fund’s dividends and distributions and any shares you sold during the previous calendar year.

If you do not provide Harbor Funds with your correct social security number or other taxpayer identification number, along with certifications required by the Internal Revenue Service, you may be subject to a backup withholding tax of 28% on your dividends and capital gain distributions, redemptions, exchanges and any other payments to you.

Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if either of the following occur:

■	Postal or other delivery service is unable to deliver checks to the address of record;
■	Dividends and capital gain distributions are not cashed within 180 days; or
■	Bank account of record is no longer valid.

Dividends and capital gain distribution checks which are not cashed within 180 days may be reinvested in your account in the same Fund that was the source of the payments at the current day’s NAV. When reinvested, those amounts are subject to the risk of loss like any Fund investment.

Neither Harbor Funds nor the Shareholder Servicing Agent has any obligation, under any circumstances, to pay interest on dividends or capital gain distributions sent to a shareholder.

63

Investor Services

Harbor Funds provides a variety of services to manage your account

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 800-422-1050 to request an Account Maintenance form to add these features or you may download the form from our website at www.harborfunds.com.

ONLINE SERVICES

WWW.HARBORFUNDS.COM

Our website provides to you, 24 hours a day, access to your account information, the ability to conduct transactions, the option to request forms and applications, and offers additional information on each of the Harbor Funds.

In order to submit orders for transactions via the Internet, you must authorize us to transmit account information online and accept online instructions (go to www.harborfunds.com and follow the instructions accordingly).

When you establish an account, you will automatically be granted Internet transaction privileges, unless you decline them on the application.

Transactions submitted through the Internet are subject to the same minimums and terms as other transaction methods.

The Shareholder Servicing Agent uses procedures designed to confirm that instructions communicated via the Internet are genuine, including requiring certain identifying information, prior to acting upon instructions and sending written confirmation of Internet transactions. To the extent that the Shareholder Servicing Agent uses reasonable procedures to confirm that instructions received through the Internet are genuine, Harbor Funds, the Shareholder Servicing Agent and the Distributor are not liable for acting on these instructions.

TRANSFER ON DEATH (“TOD”) REGISTRATION

You may indicate on the account application to whom the account will be transferred on your death.

TOD registration is available only for accounts registered in an individual name or as joint tenants with rights of survivorship. TOD registration is NOT available for IRA, UGMA/UTMA, Trust accounts or institutional accounts. TOD registration requires the name(s) of the beneficiary(ies) to be listed on the account registration followed by “TOD, Subject to STA TOD Rules”. Harbor Funds reserves the right to use the term “beneficiaries” in an account registration rather than list each named beneficiary. However, the shareholder must provide the name, address, social security number, and birth date of each beneficiary. Per stirpes designation will not be accepted.

To add TOD registration to an existing account, call the Shareholder Servicing Agent at 800-422-1050 to request the Transfer on Death Registration form and instructions or you may download the form from our website at www.harborfunds.com.

TELEPHONE SERVICES

800-422-1050

Our automated telephone service is available 24 hours a day. It provides you the ability to conduct transactions, access your account information, request forms and applications, and obtain information on each of the Harbor funds.

When you establish an account, you will be granted telephone transaction privileges unless you decline them on the application.

Telephone transactions are subject to the same minimums as other transaction methods.

Procedures designed to confirm that instructions communicated by telephone are genuine, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmation of telephone instructions, are used by the Shareholder Servicing Agent. To the extent that reasonable procedures are used to confirm that instructions given by telephone are genuine, none of Harbor Funds, the Shareholder Servicing Agent, or the Distributor will be liable for acting on these instructions.

64

Investor Services

Shareholders participating in an automatic investment, exchange or withdrawal plan, or dividend exchange plan will receive only quarterly confirmations of all transactions.

Harbor Funds may amend or terminate the automatic plans without notice to participating shareholders.

Your automatic investment plan, automatic exchange plan, automatic withdrawal plan, or dividend exchange plan will be suspended if postal or other delivery services are unable to deliver the transaction confirmation statements to you at the address of record. In case of a suspended dividend exchange plan, your distributions will be reinvested in the current Fund, and shares represented by such reinvested dividends will not be exchanged.

RETIREMENT ACCOUNTS

For information on establishing retirement accounts, please call 800-422-1050.

■

Traditional IRA — an individual retirement account. Your contributions may or may not be deductible, depending on your circumstances. Rollovers are not deductible. Assets can grow tax-free and distributions are taxable as income.

■	Roth IRA — an individual retirement account. Your contributions are non-deductible. Assets grow tax-free and qualified distributions are also tax-free.
■	SEP IRA — an individual retirement account funded by employer contributions. Assets grow tax-free and distributions are taxable as income.
■	Other Retirement Plans — The Funds may be used as an investment in many other kinds of employer-sponsored retirement plans. All of these accounts need to be established by the trustee of the plan.

If you already have a Harbor Funds account, call the Shareholder Servicing Agent at 800-422-1050 to request an Automatic Options form or you may download the form from our website at www.harborfunds.com. Additionally, you may establish an automatic investment plan through our website by logging in to your account at www.harborfunds.com.

AUTOMATIC INVESTMENT PLAN

You may sell the shares, but the proceeds may not be available for up to 3 business days after the initial purchase to ensure that the funds from your account have cleared.

If your automatic clearing house (ACH) transaction does not clear, your purchase will be cancelled and $25 will be deducted from your account. You may also be prohibited from future automatic investment plan purchases.

By using the automatic investment or exchange plans, you are purchasing shares of a Fund on a scheduled basis without regard to fluctuations in net asset value per share. Over time, your average cost per share may be lower than if you tried to time the market. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. See “Dividends, Distributions and Taxes” regarding the potential adverse tax consequences of purchasing shares shortly before an anticipated dividend or capital again distribution.

AUTOMATIC EXCHANGE PLAN

You may automatically exchange between Harbor funds either monthly or quarterly. The Fund being exchanged out of and the Fund being exchanged into must meet the minimum requirements for the respective class of shares. Exchanges may be taxable transactions depending on the type of account and you may realize a gain or a loss.

AUTOMATIC WITHDRAWAL PLAN

You may direct Harbor Funds to withdraw a specific dollar amount on a monthly or quarterly schedule. If you have multiple plans, the dollar amount in each plan must be the same.

If automatic withdrawals continuously exceed reinvested dividends and capital gain distributions, the account will eventually be depleted. Withdrawals are redemptions of shares and therefore are taxable transactions for you. You should consult your tax adviser.

DIVIDEND EXCHANGE PLAN

You may invest dividends and capital gain distributions from one Fund in shares of another Fund, provided you have opened an account in the other Fund and have satisfied the applicable minimum investment requirements. When dividends and/or capital gain distributions from one Fund are used to purchase shares in another Fund, the shares are purchased on the date the dividends and/or capital gains would have otherwise been paid to you (the “ex-dividend date”) at the share price in effect as of the ex-dividend date. Purchases are credited to your account on the ex-dividend date.

65

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single Fund share. Total returns represent the rate that a shareholder would have earned/lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

		Income From Investment Operations			Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains/(Losses)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Total Distributions
HARBOR TARGET RETIREMENT INCOME FUND
Institutional Class
October 31, 2009[e]
Administrative Class
October 31, 2009[e]
Investor Class
October 31, 2009[e]
HARBOR TARGET RETIREMENT 2010 FUND
Institutional Class
October 31, 2009[e]
Administrative Class
October 31, 2009[e]
Investor Class
October 31, 2009[e]
HARBOR TARGET RETIREMENT 2015 FUND
Institutional Class
October 31, 2009[e]
Administrative Class
October 31, 2009[e]
Investor Class
October 31, 2009[e]
HARBOR TARGET RETIREMENT 2020 FUND
Institutional Class
October 31, 2009[e]
Administrative Class
October 31, 2009[e]
Investor Class
October 31, 2009[e]
HARBOR TARGET RETIREMENT 2025 FUND
Institutional Class
October 31, 2009[e]
Administrative Class
October 31, 2009[e]
Investor Class
October 31, 2009[e]

66

This information has been audited by                                 , an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are incorporated by reference in the Statement of Additional Information, both of which are available upon request.

Ratios and Supplemental Data (%)[f,g]
Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover

67

Financial Highlights

		Income From Investment Operations			Less Distributions
Year/Period Ended	Net Asset Value Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains/(Losses)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains[1]	Total Distributions
HARBOR TARGET RETIREMENT 2030 FUND
Institutional Class
October 31, 2009[e]
Administrative Class
October 31, 2009[e]
Investor Class
October 31, 2009[e]
HARBOR TARGET RETIREMENT 2035 FUND
Institutional Class
October 31, 2009[e]
Administrative Class
October 31, 2009[e]
Investor Class
October 31, 2009[e]
HARBOR TARGET RETIREMENT 2040 FUND
Institutional Class
October 31, 2009[e]
Administrative Class
October 31, 2009[e]
Investor Class
October 31, 2009[e]
HARBOR TARGET RETIREMENT 2045 FUND
Institutional Class
October 31, 2009[e]
Administrative Class
October 31, 2009[e]
Investor Class
October 31, 2009[e]
HARBOR TARGET RETIREMENT 2050 FUND
Institutional Class
October 31, 2009[e]
Administrative Class
October 31, 2009[e]
Investor Class
October 31, 2009[e]

68

Ratios and Supplemental Data (%)[f,g]
Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return	Ratio of Total Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover

69

Harbor Funds Details

Share prices are available on our website at www.harborfunds.com or by calling 800-422-1050 after 7:00 p.m. Eastern time.

FUND	FUND NUMBER	TICKER SYMBOL	CUSIP NUMBER
TARGET RETIREMENT FUNDS
Harbor Target Retirement Income Fund
Institutional Class	2600	HARAX	411511371
Administrative Class	2700	HARBX	411511363
Investor Class	2800	HARCX	411511355
Harbor Target Retirement 2010 Fund
Institutional Class	2601	HARDX	411511348
Administrative Class	2701	HAIIX	411511330
Investor Class	2801	HARFX	411511322
Harbor Target Retirement 2015 Fund
Institutional Class	2602	HARGX	411511314
Administrative Class	2702	HARHX	411511298
Investor Class	2802	HARIX	411511280
Harbor Target Retirement 2020 Fund
Institutional Class	2603	HARJX	411511272
Administrative Class	2703	HARKX	411511264
Investor Class	2803	HARLX	411511256
Harbor Target Retirement 2025 Fund
Institutional Class	2604	HARMX	411511249
Administrative Class	2704	HARNX	411511231
Investor Class	2804	HAROX	411511223
Harbor Target Retirement 2030 Fund
Institutional Class	2605	HARPX	411512700
Administrative Class	2705	HARQX	411512882
Investor Class	2805	HARTX	411512809
Harbor Target Retirement 2035 Fund
Institutional Class	2606	HARUX	411512106
Administrative Class	2706	HARVX	411512304
Investor Class	2806	HARWX	411512205
Harbor Target Retirement 2040 Fund
Institutional Class	2607	HARYX	411512403
Administrative Class	2707	HARZX	411512601
Investor Class	2807	HABBX	411512502
Harbor Target Retirement 2045 Fund
Institutional Class	2608	HACCX	411511181
Administrative Class	2708	HADDX	411511173
Investor Class	2808	HAEEX	411511165
Harbor Target Retirement 2050 Fund
Institutional Class	2609	HAFFX	411511157
Administrative Class	2709	HAGGX	411511140
Investor Class	2809	HAHHX	411511132
DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund
Institutional Class	2012	HACAX	411511504
Administrative Class	2212	HRCAX	411511827
Investor Class	2412	HCAIX	411511819
Harbor Mid Cap Growth Fund
Institutional Class	2019	HAMGX	411511876
Administrative Class	2219	HRMGX	411511793
Investor Class	2419	HIMGX	411511785

70

Harbor Funds Details

FUND	FUND NUMBER	TICKER SYMBOL	CUSIP NUMBER
DOMESTIC EQUITY FUNDS — continued
Harbor Small Cap Growth Fund
Institutional Class	2010	HASGX	411511868
Administrative Class	2210	HRSGX	411511769
Investor Class	2410	HISGX	411511777
Harbor Large Cap Value Fund
Institutional Class	2013	HAVLX	411511603
Administrative Class	2213	HRLVX	411511751
Investor Class	2413	HILVX	411511744
Harbor Mid Cap Value Fund
Institutional Class	2023	HAMVX	411511835
Administrative Class	2223	HRMVX	411511728
Investor Class	2423	HIMVX	411511736
Harbor Small Cap Value Fund
Institutional Class	2022	HASCX	411511843
Administrative Class	2222	HSVRX	411511710
Investor Class	2422	HISVX	411511694
Harbor Small Company Value Fund
Institutional Class	2028	HASMX	411511421
Administrative Class	2228	HRSMX	411511439
Investor Class	2428	HISMX	411511413
INTERNATIONAL & GLOBAL FUNDS
Harbor International Fund
Institutional Class	2011	HAINX	411511306
Administrative Class	2211	HRINX	411511652
Investor Class	2411	HIINX	411511645
Harbor International Growth Fund
Institutional Class	2017	HAIGX	411511801
Administrative Class	2217	HRIGX	411511637
Investor Class	2417	HIIGX	411511629
Harbor Global Value Fund
Institutional Class	2027	HAGVX	411511447
Administrative Class	2227	HRGVX	411511454
Investor Class	2427	HIGVX	411511462
Harbor Global Growth Fund
Institutional Class	2030	HGGAX	411512874
Administrative Class	2230	HRGAX	411512866
Investor Class	2430	HGGIX	411512858
STRATEGIC MARKETS FUNDS
Harbor Commodity Real Return Strategy Fund
Institutional Class	2029	HACMX	411511397
Administrative Class	2229	HCMRX	411511389
FIXED INCOME FUNDS
Harbor High-Yield Bond Fund
Institutional Class	2024	HYFAX	411511553
Administrative Class	2224	HYFRX	411511546
Investor Class	2424	HYFIX	411511538
Harbor Bond Fund
Institutional Class	2014	HABDX	411511108
Administrative Class	2214	HRBDX	411511686

71

Harbor Funds Details

FUND	FUND NUMBER	TICKER SYMBOL	CUSIP NUMBER
FIXED INCOME FUNDS — continued
Harbor Real Return Fund
Institutional Class	2025	HARRX	411511520
Administrative Class	2225	HRRRX	411511512
Harbor Short Duration Fund
Institutional Class	2016	HASDX	411511702
Administrative Class	2216	HRSDX	411511678
Harbor Money Market Fund
Institutional Class	2015	HARXX	411511405
Administrative Class	2215	HRMXX	411511660

Updates Available

For updates on the Harbor Funds following the end of each calendar quarter, please visit our website at www.harborfunds.com.

72

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee

John P. Gould

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Jodie L. Crotteau

Assistant Secretary

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

225 Franklin Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

02/2010/200

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050

www.harborfunds.com

For more information

For investors who would like more information about Harbor Funds, the following documents are available upon request:

Annual/Semi-Annual Reports

Additional information about the Funds’ investments will be available in the Harbor Funds annual and semi-annual reports to shareholders. The Harbor Funds annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference and therefore is legally part of this prospectus.

Free copies of the annual and semi-annual reports, the SAI, and other information and answers to questions about the Funds are available:

On the Internet:	www.harborfunds.com

By Telephone:	800-422-1050

By Mail:	Harbor Services Group, Inc. P.O. Box 804660 Chicago, IL 60680-4108

Investors can review the Harbor Funds reports and SAI at the Public Reference Room of the Securities and Exchange Commission. Call 202-551-8090 for information on the operation of the Public Reference Room. Investors may get text-only copies:

On the Internet:	http://www.sec.gov

By E-Mail (for a fee):	publicinfo@sec.gov

By Mail (for a fee):	Public Reference Room of the Commission Washington, D.C. 20549-0102

This prospectus is not an offer to sell securities in places other than the United States, its territories, and those countries where shares of the Funds are registered for sale.

Investment Company Act File No. 811-4676FD.P.T0310

SUBJECT TO COMPLETION

HARBOR FUNDS	111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	www.harborfunds.com

STATEMENT OF ADDITIONAL INFORMATION — March 1, 2010

Harbor Funds (“Harbor” or the “Trust”) is an open-end management investment company (or mutual fund) registered under the Investment Company Act of 1940 (the “Investment Company Act”) and consists of the following series (individually or collectively referred to as a “Fund” or the “Funds”; the Harbor Target Retirement Funds also may be referred to collectively as the “Target Retirement Funds”):

DOMESTIC EQUITY

Harbor Capital Appreciation Fund

Harbor Mid Cap Growth Fund

Harbor Small Cap Growth Fund

Harbor Large Cap Value Fund

Harbor Mid Cap Value Fund

Harbor Small Cap Value Fund

Harbor Small Company Value Fund

INTERNATIONAL EQUITY

Harbor International Fund

Harbor International Growth Fund

GLOBAL EQUITY

Harbor Global Value Fund

Harbor Global Growth Fund

STRATEGIC MARKETS

Harbor Commodity Real Return Strategy Fund

FIXED INCOME

Harbor High-Yield Bond Fund

Harbor Bond Fund

Harbor Real Return Fund

Harbor Short Duration Fund

MONEY MARKET

Harbor Money Market Fund

TARGET RETIREMENT FUNDS

Harbor Target Retirement Income Fund

Harbor Target Retirement 2010 Fund

Harbor Target Retirement 2015 Fund

Harbor Target Retirement 2020 Fund

Harbor Target Retirement 2025 Fund

Harbor Target Retirement 2030 Fund

Harbor Target Retirement 2035 Fund

Harbor Target Retirement 2040 Fund

Harbor Target Retirement 2045 Fund

Harbor Target Retirement 2050 Fund

Additional funds may be created by the Funds’ Board of Trustees (the “Board of Trustees” or the “Trustees”) from time to time. With the exception of the Target Retirement Funds, each Fund is managed by one or more subadvisers (each, a “Subadviser”) under the supervision of Harbor Capital Advisors, Inc., the Funds’ investment adviser (the “Adviser”). The Target Retirement Funds are managed directly by the Adviser.

This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus of the respective Harbor Funds dated March 1, 2010, as amended or supplemented from time to time. Additional information about each Fund’s investments is available at www.harborfunds.com or in the respective Funds’ Annual and Semi-Annual reports to shareholders. Investors can obtain free copies of the Annual and Semi-Annual Reports, the Prospectuses and the Statement of Additional Information, request other information and discuss their questions about the Funds by calling 800-422-1050, by writing to Harbor Funds at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302 or by visiting our website at www.harborfunds.com.

ADDITIONAL POLICIES AND INVESTMENT TECHNIQUES

Each Fund (except Harbor Commodity Real Return Strategy Fund and Harbor Real Return Fund) is a diversified management investment company that has a different investment objective which it pursues through separate investment policies, as described in the Prospectus and below. Each of Harbor Commodity Real Return Strategy Fund and Harbor Real Return Fund is a non-diversified management investment company. The following discussion elaborates on the presentation of certain of the Funds’ investment policies contained in the Prospectus.

In response to extraordinary market, economic or political conditions, each Fund may depart from its principal investment strategies by taking large temporary positions in cash or investment-grade debt securities. The international funds may invest without limit in equity securities of U.S. issuers and investment-grade notes and bonds. If a Fund takes a temporary investment position, it may succeed in avoiding losses but otherwise fail to achieve its investment goal.

80% Requirement	If a Fund does not meet its requirement of investing 80% of its net assets, plus borrowings for investment purposes, in its respective securities, as set forth in its prospectus, the Fund need not sell non-qualifying securities that appreciated in value to get back to 80%. However, any future investments must be made in a manner to get back in compliance with the 80% requirement.

Harbor Small Cap Growth Fund	The Board of Trustees of Harbor Funds decided to close Harbor Small Cap Growth Fund to new investors effective 4:00 p.m. eastern time Friday, July 18, 2003. The Fund will continue to sell shares to existing shareholders and permit exchanges from other Harbor funds as long as the exchanging shareholder has an existing Harbor Small Cap Growth Fund account.

Shares of Harbor Small Cap Growth Fund will also continue to be sold to:

(A)	Beneficiaries of pension or profit sharing plans, pension funds or other benefits plans if the plan sponsor included Harbor Small Cap Growth Fund as an investment option on July 18, 2003;

(B)	Certain advisory clients and affiliated parties of the Subadviser to Harbor Small Cap Growth Fund upon the request of the Subadviser if the investment is determined by an officer of Harbor Fund not to adversely affect the Fund;

(C)	Trustees and officers of Harbor Funds and directors, officers and employees of the Adviser and the Subadviser to Harbor Small Cap Growth Fund; and

(D)	Each of the Harbor Target Retirement Funds, provided that the Target Retirement Funds may only allocate investments to Harbor Small Cap Growth Fund based upon assets invested in the Target Retirement Funds by shareholders that would otherwise be permitted to invest directly in Harbor Small Cap Growth Fund.

The Trustees of Harbor Small Cap Growth Fund reserve the right to open the Fund to all new investors at any time, but have no present plans to do so.

Harbor International Growth Fund	Current income, if any, is a subordinate consideration to capital appreciation.

Harbor Commodity Real Return Strategy Fund	Harbor Commodity Real Return Strategy Fund may pursue its investment objective by investing in Harbor Cayman Commodity Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by Harbor Capital Advisors, and has the same investment objective and generally will be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The Fund and the Subsidiary normally test for compliance on a stand-alone basis, although they may test for compliance on a consolidated basis in certain instances where consolidated testing is in the best interests of the Fund. By investing in the Subsidiary, the Fund is exposed indirectly to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary generally are similar to those held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. See below “Investment Policies — Investments in the Wholly-Owned Subsidiary” for a more detailed discussion of the Fund’s Subsidiary.

The Fund may invest up to 10% of its assets in below investment grade securities, domestic and foreign, rated B or higher by S&P, Moody’s or Fitch Ratings.

ADDITIONAL POLICIES AND INVESTMENT TECHNIQUES

Harbor Commodity Real Return Strategy Fund — continued

The Fund may employ certain active currency and interest rate management techniques. The techniques may be used both to hedge the foreign currency and interest rate risks associated with the Fund’s portfolio securities, and, in the case of certain techniques, to seek to increase the total return of the Fund. Such active management techniques include the use of derivative instruments such as forward foreign currency exchange contracts, futures contracts, options on futures contracts, securities, indexes, and currency, swaps and swaptions, and interest rate floors and caps and, at times, combinations of these techniques. In addition, the Fund may enter into forward foreign currency exchange contracts, currency options and currency swaps for non-hedging purposes when the Subadviser anticipates that a foreign currency will appreciate or depreciate in value, even though securities denominated in that currency do not present attractive investment opportunities or are not included in the Fund’s portfolio.

Harbor High-Yield Bond Fund	Harbor High-Yield Bond Fund invests primarily in below investment grade securities. While duration may be one of the tools used in security selection, the Fund does not focus on securities with a particular duration.

Harbor Bond Fund	Harbor Bond Fund may invest up to 15% of its assets in below investment grade securities, domestic and foreign, rated B or higher by Standard & Poor’s Rating Group (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings.

Except in unusual and temporary circumstances, the duration of Harbor Bond Fund’s portfolio will vary plus or minus 2 years relative to the Fund’s benchmark. The Subadviser bases its analysis of the average duration of the bond market on bond market indices which it believes to be representative, and other factors. The Fund may use various techniques to shorten or lengthen the duration of its portfolio, including the acquisition of obligations at a premium or discount, transactions in options, futures contracts, swaps, swaptions, and interest rate floors and caps.

Harbor Bond Fund may employ certain active currency and interest rate management techniques. The techniques may be used both to hedge the foreign currency and interest rate risks associated with the Fund’s portfolio securities, and, in the case of certain techniques, to seek to increase the total return of the Fund. Such active management techniques include the use of derivative instruments such as forward foreign currency exchange contracts, futures contracts, options on futures contracts, securities, indexes, and currency, swaps and swaptions, and interest rate floors and caps and, at times, combinations of these techniques. In addition, the Fund may enter into forward foreign currency exchange contracts, currency options and currency swaps for non-hedging purposes when the Subadviser anticipates that a foreign currency will appreciate or depreciate in value, even though securities denominated in that currency do not present attractive investment opportunities or are not included in the Fund’s portfolio.

Harbor Real Return Fund	Harbor Real Return Fund may invest up to 10% of its assets in below investment grade securities, domestic and foreign, rated B or higher by S&P, Moody’s or Fitch Ratings.

The Fund may employ certain active currency and interest rate management techniques. The techniques may be used both to hedge the foreign currency and interest rate risks associated with the Fund’s portfolio securities, and, in the case of certain techniques, to seek to increase the total return of the Fund. Such active management techniques include the use of derivative instruments such as forward foreign currency exchange contracts, futures contracts, options on futures contracts, securities, indexes, and currency, swaps and swaptions, and interest rate floors and caps and, at times, combinations of these techniques. In addition, the Fund may enter into forward foreign currency exchange contracts, currency options and currency swaps for non-hedging purposes when the Subadviser anticipates that a foreign currency will appreciate or depreciate in value, even though securities denominated in that currency do not present attractive investment opportunities or are not included in the Fund’s portfolio.

Harbor Short Duration Fund	Harbor Short Duration Fund may use various techniques to shorten or lengthen the dollar-weighted average duration of its portfolio, including the acquisition of obligations at a premium or discount, transactions in options, futures contracts, options on futures and mortgage and interest rate swaps and interest rate floors and caps. Subject to the policy for maintaining a dollar-weighted average portfolio duration not exceeding three years, the Fund may invest in individual obligations of any duration.

The assets of Harbor Short Duration Fund are actively managed and are bought and sold in response to changes in value resulting from new information affecting the supply of and demand for securities in the Fund’s

ADDITIONAL POLICIES AND INVESTMENT TECHNIQUES

Harbor Short Duration Fund —

continued

portfolio. Active management of the Fund entails frequent decisions concerning the changing relative attractiveness of various investments. The Fund may employ certain active currency and interest rate management techniques. The techniques may be used both to hedge the foreign currency and interest rate risks associated with the Fund’s portfolio securities, and, in the case of certain techniques, to seek to increase the total return of the Fund. Such active management techniques include derivative instruments such as forward foreign currency exchange contracts, options on securities and foreign currencies, futures contracts, options on futures contracts and currency, mortgage and interest rate swaps, swaps combined with options, interest rate floors and caps and, at times, combinations of these techniques.

Harbor Money Market Fund	Harbor Money Market Fund may invest its assets in U.S. dollar-denominated securities of U.S. or foreign issuers and in securities of foreign branches of U.S. banks and major foreign banks, such as negotiable certificates of deposit (Eurodollars). An investment in the debt obligations of foreign issuers involves investment risks that are different from an investment in a fund which invests only in debt obligations of U.S. issuers.

The extent of deviation between the Fund’s net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be periodically examined by the Trustees. If such deviation exceeds  1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate. Such action may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00, the Trustees have the authority (1) to reduce or increase the number of shares outstanding on a pro rata basis, and (2) to offset each shareholder’s pro rata portion of the deviation between the net asset value per share and $1.00 from the shareholder’s accrued dividend account or from future dividends.

Under normal market conditions, at least 80% of the Fund’s net assets are invested in:

(A)	short-term (maturing in thirteen months or less) U.S. Government securities;

(B)	treasury receipts; treasury investment growth receipts (“TIGRs”); certificates of accrual on treasury receipts (“CATS”); and separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury traded under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”);

(C)	U.S. dollar-denominated obligations issued by major U.S. and foreign banks (including certificates of deposit and bankers’ acceptances) that meet the $100 million standard set forth under “Cash Equivalents” and other obligations of U.S. and non-U.S. issuers denominated in U.S. dollars and in securities of foreign branches of U.S. banks and major foreign banks, such as negotiable certificates of deposit (Eurodollars), and including variable rate master demand notes and floating rate notes, provided they are (i) rated in the highest rating category of at least two nationally recognized statistical rating organizations (“NRSROs”) or, if only rated by one NRSRO, that NRSRO, or (ii) issued or guaranteed by a company which at the date of investment has outstanding a comparable debt issue rated in one of the two highest rating categories by at least two NRSROs or, if only one NRSRO has rated the security, that NRSRO;

(D)	commercial paper (including variable and floating rate commercial paper with interest rates which adjust in accordance with changes in interest rate indices) which is rated in the highest rating category of at least two NRSROs or, if not rated, is issued by a company having outstanding comparable debt rated in one of the two highest rating categories by at least two NRSROs or, if only one NRSRO has rated the security, that NRSRO;

(E)	short-term (maturing in thirteen months or less) corporate obligations which are rated in one of the two highest rating categories by at least two NRSROs or, if only one NRSRO has rated the security, that NRSRO;

(F)	repurchase agreements; and

(G)	asset-backed securities (including, but not limited to, interests in pools of assets such as motor vehicle installment purchase obligations and credit card receivables) which are determined to be of high quality by the Fund’s Subadviser, pursuant to criteria approved by the Board of Trustees.

ADDITIONAL POLICIES AND INVESTMENT TECHNIQUES

Harbor Money Market Fund —

continued

Harbor Money Market Fund may invest up to 20% of the value of its net assets in debt instruments not specifically described in (A) through (G) above, including unrated instruments, provided that such instruments are determined by the Subadviser to the Fund to be of comparable high quality and liquidity and that they meet the Fund’s maturity requirements.

Harbor Money Market Fund may invest more than 25% of the value of its total assets in the securities of banks and bank holding companies, including certificates of deposit and bankers’ acceptances. The Fund, however, may not invest more than 5% of its total assets (taken at amortized cost) in securities issued by or subject to puts from any one issuer (except U.S. Government securities and repurchase agreements collateralized by such securities), except that a single investment may exceed such limit if such security (i) is rated in the highest rating category by the requisite number of NRSROs or, if unrated, is determined to be of comparable quality and (ii) is held for not more than three business days. In addition, the Fund may not invest more than 5% of its total assets (taken at amortized cost) in securities of issuers not in the highest rating category as determined by the requisite number of NRSROs or, if unrated, of comparable quality, with investment in any one such issuer being limited to no more than 1% of such total assets or $1 million, whichever is greater.

Harbor Target Retirement Funds	Shares of the Target Retirement Funds are currently available for sale only through retirement plans sponsored by Harbor Capital Advisors, Inc. and Owens-Illinois, Inc. Shares of the Target Retirement Funds may in the future be made available for broader distribution. The Target Retirement Funds reserve the right to reject any offer to purchase shares.

INVESTMENT POLICIES

Common Stocks	Each equity Fund may purchase common stocks. Harbor High-Yield Bond Fund may invest up to 10% of its total assets in common stock issued by U.S. companies. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks	Each Fund (except Harbor Short Duration Fund and Harbor Money Market Fund) may invest in preferred stocks. Preferred stock generally has a preference as to dividends and upon liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash or additional shares of preferred stock at a defined rate. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities	Convertible securities are bonds, preferred stocks and other securities that normally pay a fixed rate of interest or dividend and give the owner the option to convert the security into common stock. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuer, the price will also change based on the price of the underlying stock. While convertible securities generally have less potential for gain than common stock, their income provides a cushion against the stock price’s declines. They generally pay less income than non-convertible bonds.

Restricted and Illiquid Securities	Each Fund (except Harbor Money Market Fund which will not invest more than 10%) will not invest more than 15% of its net assets in illiquid investments, which includes repurchase agreements and fixed time deposits maturing in more than seven days, securities that are not readily marketable and restricted securities, unless the Board of Trustees determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”) and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy relevant liquidity requirements.

Each Fund may purchase and sell restricted securities (i.e., securities that would be required to be registered under the 1933 Act prior to distribution to the general public) including restricted securities eligible for resale to “qualified institutional buyers” under Rule 144A under the 1933 Act. It may be expensive or difficult for a Fund to dispose of restricted securities in the event that registration is required or an eligible purchaser cannot be found. A restricted security may be liquid or illiquid depending on whether it satisfies relevant liquidity requirements.

Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

The Board of Trustees has delegated to the Adviser and Subadvisers the daily function of determining and monitoring liquidity of restricted securities in accordance with procedures adopted by the Board. The Board retains sufficient oversight of the process and remains ultimately responsible for the determinations.

Fixed Income Securities	Corporate and foreign governmental debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Except to the extent that values are independently affected by currency exchange rate fluctuations, when interest rates decline, the value of fixed income securities can generally be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. The Subadviser will consider both credit risk and market risk in making investment decisions for a Fund.

Below Investment Grade Fixed Income Securities

Harbor High-Yield Bond Fund invests primarily in below investment grade securities. Harbor Global Growth Fund, Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund may invest up to 5%, 10%, 15%, and 10%, respectively, of its assets in below investment grade securities. Below

INVESTMENT POLICIES

Below Investment Grade Fixed Income Securities —

continued

investment grade fixed income securities are considered predominantly speculative by traditional investment standards. In some cases, these securities may be highly speculative and have poor prospects for reaching investment grade standing. Below investment grade fixed income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest obligations. These securities, also referred to as “high-yield” securities or “junk bonds”, may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the high-yield markets generally and less secondary market liquidity.

The amount of high-yield, fixed income securities proliferated in the 1980s and 1990s as a result of increased merger and acquisition and leveraged buyout activity. Such securities are also issued by less-established corporations desiring to expand. Risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities because such issuers are often less creditworthy companies or are highly leveraged and generally less able than more established or less leveraged entities to make scheduled payments of principal and interest.

The market values of high-yield, fixed income securities tend to reflect individual corporate developments to a greater extent than do those of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Issuers of such high-yield securities may not be able to make use of more traditional methods of financing and their ability to service debt obligations may be more adversely affected than issuers of higher rated securities by economic downturns, specific corporate developments or the issuers’ inability to meet specific projected business forecasts. These below investment grade securities also tend to be more sensitive to economic conditions than higher-rated securities. Negative publicity about the high-yield bond market and investor perceptions regarding lower rated securities, whether or not based on the funds’ fundamental analysis, may depress the prices for such securities.

Since investors generally perceive that there are greater risks associated with below investment grade securities of the type in which the Funds invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed income securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed income securities market, resulting in greater yield and price volatility.

Another factor which causes fluctuations in the prices of fixed income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a fund’s net asset value.

The risk of loss from default for the holders of high-yield, fixed income securities is significantly greater than is the case for holders of other debt securities because such high-yield, fixed income securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities.

The secondary market for high-yield, fixed income securities is dominated by institutional investors, including mutual fund portfolios, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as and is more volatile than the secondary market for higher rated securities. In addition, the trading volume for high-yield, fixed income securities is generally lower than that of higher rated securities and the secondary market for high-yield, fixed income securities could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse affect on a Fund’s ability to dispose of particular portfolio investments. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less that the prices used in calculating a Fund’s net asset value. A less liquid secondary market may also make it more difficult for a Fund to obtain precise valuations of the high-yield securities in its portfolio.

Federal legislation could adversely affect the secondary market for high-yield securities and the financial condition of issuers of these securities. The form of any proposed legislation and the probability of such legislation being enacted is uncertain.

Below investment grade or high-yield, fixed income securities also present risks based on payment expectations. High-yield, fixed income securities frequently contain “call” or buy-back features which permit the issuer to call or repurchase the security from its holder. If an issuer exercises such a “call option” and redeems the security, a fund may have to replace such security with a lower yielding security, resulting in a decreased return for investors. A Fund may also incur additional expenses to the extent that it is required to seek recovery upon default in the payment of principal or interest on a portfolio security.

INVESTMENT POLICIES

Below Investment Grade Fixed Income Securities —

continued

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however evaluate the market value risk of below investment grade securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the conditions of the issuer that affect the market value of the security. Consequently, credit ratings are used only as preliminary indicator of investment quality. Investments in below investment grade and comparable unrated obligations will be more dependent on the Subadviser’s credit analysis than would be the case with investments in investment grade debt obligations. The Subadvisers employ their own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. The Subadvisers continually monitor the investments in each Fund’s portfolio and evaluate whether to dispose of or to retain below investment grade and comparable unrated securities whose credit ratings or credit quality may have changed.

There are special tax considerations associated with investing in bonds, including high-yield bonds, structured as zero coupon or payment-in-kind securities. For example, a Fund is required to report the accrued interest on these securities as current income each year even though it may receive no cash interest until the security’s maturity or payment date. The Fund may be required to sell some of its assets to obtain cash to distribute to shareholders in order to satisfy the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”) with respect to such accrued interest. These actions are likely to reduce the Fund’s assets and may thereby increase its expense ratio and decrease its rate of return.

Duration	Duration is a measure of average maturity that was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. Duration is one of the characteristics used in security selection for each fixed income and Harbor Commodity Real Return Strategy Fund, except that Harbor High-Yield Bond Fund and Harbor Commodity Real Return Strategy Fund do not focus on securities with a particular duration.

Most debt obligations provide interest (“coupon”) payments in addition to a final (“par”) payment at maturity. Some obligations also feature call provisions. Depending on the relative magnitude of these payments, debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security’s “term-to-maturity” has been used as a proxy for the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term-to-maturity” measures only the time until a debt security provides its final payment, and doesn’t take into account the pattern of the security’s payments prior to maturity. Duration is a measure of the average life of a fixed income security on a present value basis. Duration is computed by calculating the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received), and weighing them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security. Conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

Generally speaking, if interest rates move up by 100 basis points, the value of a fixed income security with a five-year duration will decline by five points. If the fixed income security’s duration was three years, it would decline by three points; two years — two points; and so on. To the extent a Fund is invested in fixed income securities, the value of the Fund’s portfolio will decrease in a similar manner given the conditions illustrated above.

Futures, options and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions will lengthen the portfolio duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

Derivative Instruments	In accordance with its investment policies, each Fund (except Harbor Money Market Fund) may invest in certain derivative instruments which are securities or contracts that provide for payments based on or “derived” from the performance of an underlying asset, index or other economic benchmark. Essentially, a derivative instrument is a financial arrangement or a contract between two parties (and not like a stock or a bond). Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments.

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A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by a Fund, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. Every Fund investment also involves a risk that the portfolio manager’s expectations will be wrong. Transactions in derivative instruments often enable a Fund to take investment positions that more precisely reflect the portfolio manager’s expectations concerning the future performance of the various investments available to the Fund. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investments in conventional securities.

Derivative securities include collateralized mortgage obligations (“CMOs”), stripped mortgage-backed securities, asset-backed securities, structured notes and floating interest rate securities (described below). Derivative contracts include options, futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps (described below). The principal risks associated with derivative instruments are:

MARKET RISK

The instrument will decline in value or that an alternative investment would have appreciated more, but this is no different from the risk of investing in conventional securities.

LEVERAGE AND ASSOCIATED PRICE VOLATILITY

Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund. The Securities and Exchange Commission (the “SEC”) has taken the position that it is not appropriate for a money market fund to incur leverage risk.

CREDIT RISK

The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a “counterparty”) to make required payments or otherwise comply with the contract’s terms.

COUNTERPARTY RISK

The risk that the other party in an agreement will default. In an option contract, the risk to the option buyer that the writer will not buy or sell the underlying asset as agreed. In general, counterparty risk can be reduced by having an organization with extremely good credit act as an intermediary between the two parties.

LIQUIDITY AND VALUATION RISK

Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities. Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the Funds are not readily marketable and are subject to a Fund’s restrictions on illiquid investments.

CORRELATION RISK

There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.

Each derivative instrument purchased for a Fund’s portfolio is reviewed and analyzed by the Fund’s portfolio manager to assess the risk and reward of each such instrument in relation to the Fund’s portfolio investment strategy. The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument’s ability to provide value to the Fund and its shareholders.

Risks Associated With Specific Types of Derivative Debt Securities	Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged mortgage-backed securities.

The risk of early prepayments is the primary risk associated with interest-only debt securities (“IOs”), leveraged floating rate securities whose yield changes in the same direction as, rather than inversely to, a referenced interest

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Risks Associated With Specific Types of Derivative Debt Securities —

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rate (“superfloaters”), other leveraged floating rate instruments and mortgage-backed securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities.

The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates. These securities include floating rate securities based on the Cost of Funds Index (“COFI floaters”), other “lagging rate” floating rate securities, floating rate securities that are subject to a maximum interest rate (“capped floaters”), mortgage-backed securities purchased at a discount, leveraged inverse floating rate securities (“inverse floaters”), principal-only debt securities (“POs”), certain residual or support trenches of CMOs and index amortizing notes. Index amortizing notes are not mortgage-backed securities, but are subject to extension risk resulting from the issuer’s failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the mortgage-backed securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.

Planned amortization class (“PAC”) and target amortization class (“TAC”) CMO bonds involve less exposure to prepayment, extension and interest rate risks than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or “collars.” To the extent that the prepayment rates remain within these prepayment ranges, the residual or support trenches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Loan Origination, Participations and Assignments	Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may invest in loan originations, participations and assignments of portions of such loans. Additionally, these Funds may participate directly in lending syndicates to corporate borrowers. When a Fund is one of the original lenders, it will have a direct contractual relationship with the borrower and can enforce compliance by the borrower with the terms of the relevant credit agreement. Original lenders also negotiate voting and consent rights under the credit agreement. Actions subject to lender vote or consent generally require the vote or consent of the holders of some specified percentage of the outstanding principal amount. Participations, originations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may purchase participations in commercial loans which may be secured or unsecured. Loan participations typically represent direct participation in a loan owed by a corporate borrower, and generally are offered by banks, other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a co-lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund invests may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the institutions which are parties to the loan agreement. Unless a Fund has direct recourse against the corporate borrower, under the terms of the loan or other indebtedness, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs

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Loan Origination, Participations and Assignments —

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and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Lenders and purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

The Funds may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

Each Fund, in applying its investment restrictions, generally will treat the corporate borrower as the “issuer” of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Fund and the corporate borrower, and where the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as “issuers” for the purposes of applying diversification restrictions. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Subadviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s net asset value than if that value were based on available market quotations, and could result in significant variations in the Fund’s daily share price. Nevertheless, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Funds currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Funds’ limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Funds’ investment restrictions relating to the lending of funds or assets by a Fund.

Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on the Subadviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.

Variable and Floating Rate Securities	Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as a change in the prime rate. Variable and floating rate securities that cannot be disposed of promptly within seven days and in the usual course of business without taking a reduced price will be treated as illiquid and subject to the limitation on investments in illiquid securities.

U.S. Government Securities

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly

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U.S. Government Securities —

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owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed-income securities of Fannie Mae and Freddie Mac have more explicit U.S. Government support.

Cash Equivalents	Each Fund may invest in cash equivalents, which include short-term obligations issued or guaranteed as to interest and principal by the U.S. government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities). Each Fund may also invest in obligations of domestic and/or foreign banks which at the date of investment have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $100 million. Each Fund may also invest in obligations of other banks or savings and loan associations if such obligations are insured by the FDIC. Each Fund (except Harbor Money Market Fund) may also invest in commercial paper which at the date of investment is rated at least A-1 by S&P, P-1 by Moody’s, F-1 by Fitch (A-3, P-3 or F-3, respectively, for Harbor Bond Fund, Harbor Real Return Fund and Harbor Commodity Real Return Strategy Fund) or, if not rated, is issued or guaranteed as to payment of principal and interest by companies which at the date of investment have an outstanding debt issue rated AA or better by S&P or equivalently rated by Moody’s or Fitch; short-term corporate obligations which at the date of investment are rated AA or better by S&P equivalently rated by Moody’s or Fitch (rated A in the case of Harbor Short Duration Fund), and other debt instruments, including unrated instruments, deemed by the Subadviser to be of comparable high quality and liquidity.

Each Fund may hold cash and invest in cash equivalents pending investment of proceeds from new sales or to meet ordinary daily cash needs.

Mortgage-Backed Securities	Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may invest only in mortgage-related securities either (i) issued by U.S. government sponsored corporations (currently Ginnie Mae, FHLMC, Fannie Mae and Resolution Trust Corp.) or (ii) rated in one of the top three categories by an NRSRO or, if not rated, of equivalent investment quality as determined by each Fund’s respective Subadviser. The Subadvisers will monitor continuously the ratings of securities held by the Funds that they manage and the creditworthiness of their issuers. Harbor Money Market Fund may invest in mortgage-backed securities that meet the quality, liquidity and maturity standards applicable to money market funds and that do not contain embedded leverage.

Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund, Harbor Real Return Fund, and Harbor Short Duration Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits (“REMIC”) pass-through certificates, collateralized mortgage obligations and stripped mortgage-backed securities (“SMBS”), and other types of “Mortgage-Backed Securities” that may be available in the future. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations (CMOs), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid.

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The value of mortgage-backed securities may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

GUARANTEED MORTGAGE PASS-THROUGH SECURITIES

Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. government or one of its agencies or instrumentalities, including but not limited to Ginnie Mae, Fannie Mae and Freddie Mac. Ginnie Mae certificates are guaranteed by the full faith and credit of the U.S. government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the U.S. government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans. Securities issued or guaranteed by entities such as Fannie Mae or Freddie Mac are not issued or guaranteed by the U.S. Government.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Holders of privately issued mortgage-backed securities are dependent on, yet may have limited access to information enabling them to evaluate, the competence and integrity of these private originators and institutions. Because there are no direct or indirect government or agency guarantees of payments in pools created by such non-governmental issuers, they generally offer a higher rate of interest than government and government-related pools. Timely payment of interest and principal of these pools may be supported by insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements, and the protection afforded by insurance or guarantees may be insufficient to cover all losses if underlying mortgage borrowers default at a greater than expected rate.

Mortgage-related securities without insurance or guarantees may be purchased if the Subadviser determines that the securities meet a Fund’s quality standards. Mortgage-related securities issued by certain private organizations may not be readily marketable.

MULTIPLE-CLASS PASS-THROUGH SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS

CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. government agencies and instrumentalities as well as private issuers. REMICs are CMO vehicles that qualify for special tax treatment under the Code and invest in mortgages principally secured by interests in real property and other investments permitted by the Code. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

STRIPPED MORTGAGE-BACKED SECURITIES

SMBS are derivative multiple-class mortgage-backed securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. The holder of the “principal-only” security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (IO) receives interest

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payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect. Although the market for these securities is increasingly liquid, the relevant Subadviser may determine that certain stripped mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities are not readily marketable. If so, these securities, together with privately-issued stripped mortgage-backed securities, will be considered illiquid for purposes of the Funds’ limitation on investments in illiquid securities. The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities. The staff of the SEC considers privately issued SMBS to be illiquid.

Risk Factors Associated with Mortgage-Backed Securities	Investing in mortgage-backed securities involves certain risks, including the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. However, due to adverse tax consequences under current tax laws, the Funds do not intend to acquire “residual” interests in REMICs. Further, the yield characteristics of mortgage-backed securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental, agency or other guarantee. When a Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may obtain a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, mortgage-backed securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. government securities as a means of “locking in” interest rates.

Asset-Backed Securities	Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may invest only in asset-backed securities either (i) issued by U.S. government sponsored corporations (currently Ginnie Mae, FHLMC, Fannie Mae and Resolution Trust Corp.) or (ii) rated in one of the top three categories by an NRSRO or, if not rated, of equivalent investment quality as determined by each Fund’s respective Subadviser. Harbor Money Market Fund may invest in asset-backed securities if the securities meet the maturity and credit characteristics applicable to money market funds.

Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may invest in securities that represent individual interests in pools of consumer loans and trade receivables similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Although the collateral supporting asset-backed securities generally is of a shorter maturity than mortgage loans and historically has been less likely to experience substantial prepayments, no assurance can be given as to the actual maturity of an asset-backed security because prepayments of principal may be made at any time. Payments of principal and interest typically are supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or having a priority to certain of the borrower’s other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, a Fund may experience losses or delays in receiving payment.

Other types of mortgage-backed and asset-backed securities may be developed in the future, and a Fund may invest in them if the relevant Subadviser determines they are consistent with the Fund’s investment objectives and policies.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. Asset-backed securities do not have the benefit of the same type of security interest in the related collateral. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates,

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prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

In a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities. This possibility is often referred to as extension risk. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates.

Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

Collateralized Debt Obligations	Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a security issued by a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a security issued by a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, and aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for transactions under Rule 144A of the 1933 Act. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Funds’ prospectuses (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to the possibility that: (i) distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. These risks have recently led to actual defaults and market losses on CDOs known as “structured investment vehicles” or “SIVs”.

Mortgage “Dollar Roll” Transactions

Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may enter into mortgage “dollar roll” transactions with selected banks and broker-dealers. In a dollar roll, the Fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future day. A Fund will only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the

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calculation of a Fund’s borrowings and other senior securities. For financial reporting and tax purposes, a Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. A Fund does not currently intend to enter into mortgage dollar roll transactions that are accounted for as financing.

Small to Mid Companies	Each equity Fund and Harbor High-Yield Bond Fund may invest in equity securities of small to mid sized companies. Smaller companies may (i) be subject to more volatile market movements than securities of larger, more established companies; (ii) have limited product lines, markets or financial resources; and (iii) depend upon a limited or less experienced management group. The securities of smaller companies may be traded only on the over-the-counter market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. Disposition by the Fund of a smaller company’s securities in order to meet redemptions may require the Fund to sell these securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable. These risks are more significant in the context of smaller companies.

Foreign Securities	Each Fund is permitted to invest in foreign securities, which are securities issued by foreign issuers. The only foreign securities that Harbor High-Yield Bond Fund and Harbor Money Market Fund may purchase are U.S. dollar-denominated foreign securities. Each Subadviser is responsible for determining, with respect to the Fund that it manages, whether a particular issuer would be considered a foreign issuer. Normally, foreign governments and their agencies and instrumentalities are considered foreign issuers. In the case of non-governmental issuers, the Subadvisers generally may consider one or more of the following factors when making that determination:

•	whether the equity securities of the company principally trade on stock exchanges in one or more foreign countries;

•

the extent to which a company’s total revenue is derived from goods produced, sales made or services performed in one or more foreign countries or the extent to which its assets are located in one or more foreign countries;

•	whether the company is organized under the laws of a foreign country or its principal executive offices are located in a foreign country; and/or

•	any other factors relevant to a particular issuer.

Each Subadviser may weigh those factors differently when making a classification decision. Because the global nature of many companies can make the classification of those companies difficult and because the Subadvisers do not consult with one another with respect to the management of the Funds, the Subadvisers may, on occasion, classify the same issuer differently. Certain companies which are organized under the laws of a foreign country may nevertheless be classified by a Subadviser as a domestic issuer. This may occur when the company’s economic fortunes and risks are primarily linked to the U.S. and the company’s principal operations are conducted from the U.S. or when the company’s equity securities trade principally on a U.S. stock exchange.

Investing in securities of foreign companies and governments may involve risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments. A decline in the exchange rate may also reduce the value of certain portfolio securities. Even though they are denominated in U.S. dollars, exchange rate changes may adversely affect the company’s operations or financial health.

Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may also differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

In addition, investments in foreign countries could be affected by other factors generally not thought to be present in the United States. Such factors include the unavailability of financial information or the difficulty of

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interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; the impact of political, social or diplomatic developments; limitations on the movement of funds or other assets of a Fund between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions. These delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio securities, or, if a Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

The Funds’ custodian, State Street Bank and Trust Company, has established and monitors subcustodial relationships with banks and certain other financial institutions in the foreign countries in which the Funds invest to permit the Funds’ assets to be held in those foreign countries. These relationships have been established pursuant to Rule 17f-5 of the Investment Company Act which governs the establishment of foreign subcustodial arrangements for mutual funds. The Funds’ subcustodial arrangements may be subject to certain risks including: (i) the inability of the Funds to recover assets in the event of the subcustodian’s bankruptcy; (ii) legal restrictions on the Funds’ ability to recover assets lost while under the care of the subcustodian; (iii) the likelihood of expropriation, confiscation or a freeze of the Funds’ assets; and (iv) difficulties in converting the Funds’ cash and cash equivalents to U.S. dollars. The Adviser and the respective Subadvisers have evaluated the political risk associated with an investment in a particular country.

Investing in securities of non-U.S. companies may entail additional risks especially in emerging countries due to the potential political and economic instability of certain countries. These risks include expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. Should one of these events occur, a Fund could lose its entire investment in any such country. A Fund’s investments would similarly be adversely affected by exchange control regulation in any of those countries.

Even though opportunities for investment may exist in foreign countries, any changes in the leadership or policies of the governments of those countries or in any other government which exercises a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies and thereby eliminate any investment opportunities which may currently exist. This is particularly true of emerging markets.

Certain countries in which the Funds may invest may have vocal minorities that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for wide-spread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund’s investment in those countries.

Certain countries prohibit or impose substantial restrictions on investments in their capital and equity markets by foreign entities like the Funds. Certain countries require governmental approval prior to foreign investments, or limit the amount of foreign investment in a particular company, or limit the investment to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments. In particular, restrictions on repatriation could make it more difficult for a Fund to obtain cash necessary to satisfy the tax distribution requirements that must be satisfied in order for the Fund to avoid federal income or excise tax.

EMERGING MARKETS

Investments in emerging markets involve risks in addition to those generally associated with investments in foreign securities.

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Political and economic structures in many emerging markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. As a result, the risks described above relating to investments in foreign securities, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of the Fund’s investments and the availability to the Fund of additional investments in such emerging markets. The small size and inexperience of the securities markets in certain emerging markets and the limited volume of trading in securities in those markets may make the Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets (such as the U.S., Japan and most Western European countries).

ADRs, EDRs, IDRs AND GDRs

Each equity Fund may invest in ADRs, EDRs, IDRs and GDRs. American Depositary Receipts (ADRs) (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between such information and the market value of the unsponsored ADR. European Depositary Receipts (EDRs) and International Depositary Receipts (IDRs) are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. Global Depositary Receipts (GDRs) are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.

Brady Bonds	Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund may invest in Brady Bonds which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas P. Brady. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. government securities. In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady Bonds, investments in Brady Bonds may be viewed as speculative. There can be no assurance that Brady Bonds acquired by a Fund will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

Inflation-Indexed Bonds	Harbor Commodity Real Return Strategy Fund invests a significant portion of its assets in inflation-indexed bonds. Harbor Real Return Fund invests primarily in inflation-indexed bonds. Harbor Bond Fund and Harbor Short Duration Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or twenty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semiannual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the

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Inflation-Indexed Bonds — continued

original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation.

Therefore, if inflation was to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Event-Linked Exposure	Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps,” or implement “event-linked strategies.” Event-linked exposure results in gains that typically are contingent on the nonoccurrence of a specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as “catastrophe bonds.” They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or its entire principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.

Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

Sovereign Debt Obligations	Sovereign debt obligations involve special risks that are not present in corporate debt obligations. The foreign issuer of the sovereign debt or the foreign governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s net asset value, to the extent it invests in such securities, may be more volatile than prices of debt obligations of U.S. issuers. In the past, certain foreign countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

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A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Borrowing	Each Fund may borrow for temporary administrative or emergency purposes and this borrowing may be unsecured. Harbor Short Duration Fund may borrow from banks and broker-dealers and engage in reverse repurchase agreements for purposes of investing the borrowed funds. The Fund maintains continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The percentage of Harbor Short Duration Fund’s total assets that may be leveraged because of reverse repurchase agreements will vary during the fiscal year depending on the portfolio management strategies of the Subadviser. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Reverse Repurchase Agreements	Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund and Harbor Real Return Fund may enter into reverse repurchase agreements with banks for temporary or emergency purposes. Harbor Short Duration Fund may enter into reverse repurchase agreements with banks and broker-dealers to the extent permitted by the Fund’s restrictions on borrowing. A reverse repurchase agreement involves the sale of a portfolio security by the Fund, coupled with an agreement to repurchase the security at a specified time and price. During the reverse repurchase agreement, the Fund continues to receive principal and interest payments on the underlying securities. Each Fund will set aside in its records or maintain a segregated account, which is marked-to-market daily, consisting of cash or liquid assets to cover its obligations under reverse repurchase agreements.

While not considered senior securities, reverse repurchase agreements are considered borrowings and as such are subject to the same risks associated with borrowing by the Fund. When the Fund engages in borrowing for investment purposes, also known as financial leverage, the Fund is required to maintain continuous asset coverage (i.e., total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Leveraging may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; and in certain cases, interest costs may exceed the return received on the securities purchased. An increase in interest rates could reduce or eliminate the benefits of leverage and could reduce the net asset value of the Fund’s shares.

Lending of Portfolio Securities

Each Fund (other than Harbor Real Return Fund, Harbor Money Market Fund and each of the Target Retirement Funds) may seek to increase its income by lending portfolio securities. Under present regulatory policies, loans may only be made to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash or liquid assets. Such collateral will be maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time on five days’ notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan. In the event of an important

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vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment, the Fund would call the loan. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed 33 1/3 of the value of the total assets of the Fund.

Short Sales	Each Fund (other than Harbor International Fund and Harbor International Growth Fund) may engage in short sales “against the box,” as well as short sales for hedging purposes. When a Fund engages in a short sale other than “against the box,” it will place cash or liquid securities in a segregated account with the custodian or set aside in the Fund’s records and mark them to market daily in accordance with applicable regulatory requirements. Except for short sales against the box, a Fund is limited in the amount of the Fund’s net assets that may be committed to short sales and the securities in which short sales are made must be listed on a national securities exchange. A short sale is “against the box” to the extent that the Fund contemporaneously owns or has the right to obtain, at no added cost, securities identical to those sold short. Short sales other than “against the box” may involve an unlimited exposure to loss.

Delayed Funding and Revolving Credit Facilities	Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will set aside in its records, or maintain a segregated account, which is marked-to-market daily, consisting of cash or liquid assets in an amount sufficient to meet such commitments.

The Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Funds’ limitation on illiquid investments. Participation interests in revolving credit facilities will be subject to the limitations discussed in “Loan Participations and Assignments.” Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of each Fund’s investment restriction relating to the lending of funds or assets by a Fund.

Forward Commitments and When-Issued Securities	Each Fund may purchase securities on a when-issued or purchase or sell securities on a forward commitment basis including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Subadviser deems it appropriate to do so. A Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under delayed delivery arrangement. Proceeds of such a sale are not received until the contractual settlement date. While such a contract is outstanding, the Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

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When-issued purchases and forward commitment transactions enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might sell securities it owns and purchase the same or a similar security on a when-issued or forward commitment basis, thereby obtaining the benefit of currently higher yields.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund’s net asset value starting on the date of the agreement to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but the Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions.

When a Fund purchases securities on a when-issued or forward commitment basis, the Funds will maintain in a segregated account with the Funds’ custodian or set aside in the Funds’ records, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian or set aside on the Fund’s records while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

Repurchase Agreements	Each Fund may enter into repurchase agreements with domestic or foreign banks or with any member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or any affiliate of a member firm which is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if a Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Options and Futures Transactions	Except as described under “Options on Securities, Securities Indices and Currency” and “Futures Contracts and Options on Futures Contracts”, each Fund may buy and sell options contracts, financial futures contracts and options on futures contracts, may purchase and sell options and futures based on securities, indices, or currencies, including options and futures traded on foreign exchanges and options not traded on any exchange. Options and futures contracts are bought and sold to manage a Fund’s exposure to changing interest rates, security prices, and currency exchange rates. Some options and futures strategies, including selling futures, buying puts, and writing calls, tend to hedge a Fund’s investment against price fluctuations. Other strategies, including buying futures, writing puts, and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the overall strategy.

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Options and futures can be volatile investments and involve certain risks. If the Subadviser applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower a Fund’s return. A Fund can also experience losses if the prices of its options and futures positions are poorly correlated with those of its other investments, or if it cannot close out its positions because of an illiquid secondary market. Options and futures do not pay interest, but may produce income, gains or losses.

The loss incurred by a Fund investing in futures contracts and in writing options on futures is potentially unlimited and may exceed the amount of any premium received. The Funds’ transactions in options and futures contracts may be limited by the requirements of the Code for qualification as a regulated investment company.

Options on Securities, Securities Indices and Currency	Harbor Large Cap Value Fund and Harbor High-Yield Bond Fund are not authorized to engage in options transactions on currency. Harbor International Fund and Harbor International Growth Fund are not authorized to engage in options transactions on currencies for speculative purposes. Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may use options on currencies for cross-hedging purposes. Harbor Money Market Fund is not authorized to engage in any options transactions. The aggregate value of premiums paid by a Fund for all options transactions may not exceed 20% of that Fund’s net assets. Otherwise, a Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. Each Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

WRITING COVERED OPTIONS

A call option on securities or currency written by a Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by a Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Funds are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the Fund’s custodian or set aside in the Fund’s records with a value at least equal to the Fund’s obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account or by setting them aside in the Fund’s records. A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions.”

PURCHASING OPTIONS

A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”), in the market value of securities or currencies of the type in which it may invest. A Fund may also sell call and put options to close out its purchased options.

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The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund’s portfolio securities or the currencies in which they are denominated. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of a Fund’s portfolio securities.

Each Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Subadviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Futures Contracts and Options on Futures Contracts	Harbor Large Cap Value Fund and Harbor High-Yield Bond Fund are not authorized to enter into currency futures contracts and options on such contracts. Harbor International Fund and Harbor International Growth Fund are not authorized to enter into futures contracts on currencies or engage in options transactions with respect to futures contracts for speculative purposes. Harbor Money Market Fund is not authorized to enter into futures contracts or engage in options transactions with respect to futures contracts. Otherwise, to seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies, commodities and commodity indices and any other financial instruments and indices. All futures contracts entered into by the Funds are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission (“CFTC”).

The Funds have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) and, therefore, are not subject to registration or regulation as a commodity pool operator under the CEA. The Adviser is not deemed to be a “commodity pool operator” with respect to its service as investment adviser to the Funds.

FUTURES CONTRACTS

A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments, currencies, commodities or indices for an agreed price for a designated period (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract). A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions (same exchange, underlying security or index, and delivery months) which may result in a

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profit or a loss. While futures contracts on securities, currency or commodities will usually be liquidated in this manner, a Fund may instead make, or take, delivery of the underlying securities, currency or commodities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market and there is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments underlying futures contracts it holds.

With respect to futures contracts that are not legally required to “cash settle,” a Fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, a Fund is permitted to set aside or earmark liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full market value of the futures contract.

HEDGING AND OTHER STRATEGIES

Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. A Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

A Fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund’s portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund’s portfolio securities. Similarly, a Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the relevant Subadviser, there is a sufficient degree of correlation between price trends for a Fund’s portfolio securities and futures contracts based on other financial instruments, commodities or commodity indices securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Subadviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a “long” position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. A Fund may also purchase futures contracts as a substitute for

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transactions in securities, commodities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities or commodities market or currency.

OPTIONS ON FUTURES CONTRACTS

Except as noted above, under the caption “Futures Contracts and Options on Futures Contracts,” each Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund’s assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

OTHER CONSIDERATIONS

A Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of commodities or securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of commodities or securities (or the currency in which they are quoted or denominated) it intends to purchase. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, each Fund except Harbor Commodity Real Return Strategy Fund, expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities or assets denominated in the related currency in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities, commodities or currencies, require the Fund to maintain with the custodian in a segregated account or to set aside in the Fund’s records cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a Fund’s futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. government securities. The only futures contracts available to hedge the Funds’ portfolios are various futures on U.S. government securities, securities and commodities indices and foreign currencies. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect

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against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Fund from closing out positions and limiting its losses.

Risks Associated with Options Transactions	There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised.

Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Subadviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Subadviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Risks Associated with Commodity Futures Contracts	There are several additional risks associated with transactions in commodity futures contracts.

STORAGE RISK

Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

REINVESTMENT RISK

In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant

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implications for a Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

OTHER ECONOMIC FACTORS

The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Hybrid Instruments	Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such an hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. Each Fund, except for Harbor Commodity Real Return Strategy Fund, will not invest more than 5% of its total assets in hybrid instruments.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Funds will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the Investment Company Act. As a result, the Funds’ investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the Investment Company Act.

Foreign Currency Transactions	Each Fund, except Harbor High-Yield Bond Fund and Harbor Money Market Fund, may purchase securities denominated in foreign currencies. The value of investments in these securities and the value of dividends and interest earned may be significantly affected by changes in currency exchange rates. Some foreign currency values may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect a Fund. Foreign currency exchange transactions will be conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

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Each Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may enter into forward foreign currency exchange contracts for non-hedging purposes.

A Fund may enter into a contract for the purchase or sale of a security denominated in a foreign currency to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss. Such loss would result from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

When a Subadviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may also enter into a forward contract to sell the amount of foreign currency for a fixed amount of dollars which approximates the value of some or all of the relevant Fund’s portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may engage in cross-hedging by using foreign contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the Fund’s Subadviser determines that there is a pattern of correlation between the two currencies. These practices may be limited by the requirements for qualification of the Fund as a regulated investment company for tax purposes. Each of Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may also purchase and sell forward contracts for non-hedging purposes when its Subadviser anticipates that the foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Fund’s portfolio.

When a Fund enters into foreign currency exchange contracts for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency. At the consummation of the forward contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract obligating it to purchase the same amount of such foreign currency at the same maturity date. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency trader who is a party to the original forward contract.

A Fund will only enter transactions in forward contracts when deemed appropriate by its Subadviser. The Funds generally will not enter into a forward contract with a term of greater than one year. Each Fund may experience delays in the settlement of its foreign currency transactions.

A Fund will place cash which is not available for investment, or liquid securities (denominated in the foreign currency subject to the forward contract) in a separate account or will set aside that cash in the Fund’s records. The amounts in such separate account or set aside will equal the value of the Fund’s total assets which are committed to the consummation of foreign currency exchange contracts entered into as a hedge against a decline in the value of a particular foreign currency. If the value of the securities placed in the separate account declines, the Fund will place in the account or will set aside additional cash or securities on a daily basis so that the value of the account or amount set aside will equal the amount of the Fund’s commitments with respect to such contracts.

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continued

Using forward contracts to protect the value of a Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of a Fund’s foreign assets.

While a Fund may enter into forward foreign currency exchange contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Certain strategies could minimize the risk of loss due to a decline in the value of the hedged foreign currency, but they could also limit any potential gain which might result from an increase in the value of the currency. Moreover, there may be imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may cause a Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

An issuer of fixed income securities purchased by Harbor Bond Fund, Harbor Real Return Fund, Harbor Commodity Real Return Strategy Fund or Harbor Short Duration Fund may be domiciled in a country other than the country in whose currency the instrument is denominated. The Fund may also invest in debt securities denominated in the European Currency Unit (“ECU”), which is a “basket” consisting of a specified amount, in the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Fund may invest in securities denominated in other currency “baskets.”

A Fund’s activities in foreign currency contracts, currency futures contracts and related options and currency options may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

Investments in Other Investment Companies	Each Fund (other than the Target Retirement Funds) is permitted to invest up to 10% of its assets in securities of other investment companies and up to 5% of its assets in any one other investment company as long as that investment does not represent more than 3% of the total voting stock of the acquired investment company. There is no limit on the amount the Target Retirement Funds may own of the total outstanding voting securities of the other series of the Harbor Funds. The Target Retirement Funds, in accordance with their prospectus, may invest more than 5% of their total assets in any one or more of the Harbor Funds. The Target Retirement Funds may invest more than 10% of their total assets in other series of the Harbor Funds. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of security. These investment companies often seek to perform in a similar fashion to a broad based securities index. Investing in other investment companies involves substantially the same risks as investing directly in the underlying securities, but may involve additional expenses at the investment company level, such as portfolio management fees and operating expenses. In addition, these types of investments involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments. Certain types of investment companies, such as closed-end investment companies and exchange traded funds (commonly known as “ETFs”), issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. iShares and Standard & Poor’s Depositary Receipts (“SPDRs”) are forms of ETFs.

The Target Retirement Funds may invest in two or more series of Harbor Funds that do not make consistent investment decisions. One series may buy the same security that another series is selling. An investor in a Target Retirement Fund would indirectly bear the costs of both trades without achieving any investment purpose. Conversely, the Target Retirement Funds may invest in two or more series of Harbor Funds that hold common portfolio positions, reducing the diversification benefits of an asset allocation style.

Swaps, Caps, Floors and Collars

Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may enter into swaps (including currency swaps, mortgage swaps, total return swaps, security or commodity index swaps, security or commodity swaps, and interest rate swaps), caps, floors, and

INVESTMENT POLICIES

Swaps, Caps, Floors and Collars —

continued

collars for hedging purposes or to seek to increase total return. For purposes of applying the Fund’s investment policies and restrictions swap agreements are generally valued by the Funds at market value. In the case of a credit default swap sold by a Fund (i.e., where the Fund is selling credit default protection), however, the Fund will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the Funds for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Harbor Commodity Real Return Strategy Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.

These Funds may from time to time combine swaps with options. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor.

These Funds will enter into interest rate and mortgage swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and mortgage swaps do not involve the delivery of securities, other underlying assets or principal.

Accordingly, the risk of loss with respect to interest rate and mortgage swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate or mortgage swap defaults, the Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency. Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the net amount payable by the Fund under an interest rate or mortgage swap and the entire amount of the payment stream payable by the Fund under a currency swap or an interest rate floor, cap or collar are held in a segregated account consisting of or are set aside in the Fund’s records in the form of cash or liquid assets, the Fund and the Subadviser believe that swaps do not constitute senior securities under the Investment Company Act and, accordingly, will not treat them as being subject to the Fund’s borrowing restriction.

Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund will only enter into currency swap, interest rate swap, mortgage swap, cap or floor transactions with counterparties to such transactions that meet the minimum credit quality requirements applicable to the respective Fund generally and meets any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if the Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), the Fund could only enter into one of the above referenced transactions with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated).

Each equity Fund may enter into swap transactions for the purpose of achieving the approximate economic equivalent of a purchase or sale of foreign equity securities (to the extent the investment policies for such fund otherwise permits it to purchase foreign equity securities) when the Fund is not able to purchase or sell foreign equity securities directly because of administrative or other similar restrictions, such as the need to establish an account with a local sub-custodian prior to purchase or sale, applicable to U.S. mutual funds in that local

INVESTMENT POLICIES

Swaps, Caps, Floors and Collars —

continued

market. A swap transaction for the purpose of achieving the approximate economic equivalent of a purchase or sale of foreign equity securities means the counterparty would be obligated to pay the Fund a return based on the market price of the foreign equity security and the Fund would be obligated to pay the counterparty a return based upon a fixed or floating interest rate. As used above, “sale” means a sale to close out the purchase of a foreign equity security through a swap transaction as opposed to a short sale.

Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the Investment Company Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Credit Default Swaps	Harbor Commodity Real Return Strategy Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Short Duration Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

Investments in Wholly-Owned Subsidiary	Investments by Harbor Commodity Real Return Strategy Fund in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of the Subchapter M of the Internal Revenue Code and recent IRS revenue rulings, as discussed below under “Tax Information”. The Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors.

It is expected that the Subsidiary will invest primarily in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. Although the Fund may enter into these commodity-linked derivative instruments directly, the Fund likely will gain exposure to these derivative instruments indirectly by investing in the Subsidiary. To the extent that the Fund’s Subadviser believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market then commodity index-linked notes, the Fund’s investment in the Subsidiary will likely increase. The Subsidiary also will invest in inflation-indexed securities and other fixed income instruments, which are intended to serve as margin or collateral for the Subsidiary’s derivatives position. To the extent that the Fund invests in the

INVESTMENT POLICIES

Investments in Wholly-Owned Subsidiary —

continued

Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in the applicable Prospectus and this Statement of Additional Information.

While the Subsidiary may be considered similar to an investment company, it is not registered under the Investment Company Act and, unless otherwise noted in the applicable Prospectus and this Statement of Additional Information, is not subject to all of the investor protections of the Investment Company Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the applicable Prospectus and this Statement of Additional Information and could negatively affect the Fund and its shareholders.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions	The following restrictions may not be changed with respect to any Fund without the approval of the majority of outstanding voting securities of that Fund (which, under the Investment Company Act and the rules thereunder and as used in the Prospectuses and this Statement of Additional Information, means the lesser of (1) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Fund.) Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund with the exception of borrowings permitted by Investment Restriction (2) listed below.

A Fund may not:

(1)	with respect to 75% (50% for each of Harbor Commodity Real Return Strategy Fund and Harbor Real Return Fund) of the total assets of the Fund, purchase the securities of any issuer if such purchase would cause more than 5% of the Fund’s total assets (taken at market value) to be invested in the securities of such issuer, or purchase securities of any issuer if such purchase would cause more than 10% of the total voting securities of such issuer to be held by the Fund, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and with respect to the Target Retirement Funds, shares of other investment companies;

(2)

borrow money, except (a) the Fund may borrow from banks (as defined in the Investment Company Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings. Harbor Money Market Fund is not permitted to invest in reverse repurchase agreements and mortgage dollar rolls accounted for as financings;

(3)	act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with a Fund’s investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;

(4)	invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities). Harbor Money Market Fund may invest more than 25% of its total assets in the securities of banks and bank holding companies, including certificates of deposit and bankers’ acceptances (provided that investments in other investment companies shall not be considered an investment in any particular industry for purposes of this investment limitation);

(5)	issue senior securities, except as permitted under the Investment Company Act, and except that Harbor Funds may issue shares of beneficial interest in multiple series or classes;

(6)	purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities;

(7)	(except for Harbor Commodity Real Return Strategy Fund), invest in commodities or commodity contracts, except that a Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts which are not deemed to be prohibited commodities or commodities contracts for the purpose of this restriction. Harbor Commodity Real Return Strategy Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this restriction shall not prohibit the Fund from purchasing or selling options, futures contracts and related options thereon, forward contracts, swaps, caps, floors, collars and any other financial instruments or from investing in securities or other instruments backed by physical commodities or as otherwise permitted by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Fund from the provisions of the Investment Company Act, as amended from time to time; or

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions —

continued

(8)	make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations and the entry into repurchase agreements in accordance with such Fund’s investment objectives and policies may be deemed to be loans.

Notwithstanding the investment policies and restrictions of a Fund, a Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

For purposes of fundamental investment restriction no. 4, telephone companies are considered to be in a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be in separate industries; banks and insurance companies are deemed to be in separate industries; wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents; and privately issued mortgage-backed securities collateralized by mortgages insured or guaranteed by the U.S. government, its agencies or instrumentalities do not represent interests in any industry.

For purposes of fundamental investment restriction no. 7, the Funds interpret their policy with respect to the investment in commodities or commodity contracts to permit the Funds, subject to the Funds’ investment objectives and general investment policies (as stated in the Funds’ Prospectuses and elsewhere in this Statement of Additional Information), to invest in commodity futures contracts and options thereon, commodity-related swap agreements, hybrid instruments, and other commodity-related derivative instruments.

There is no limit on the amount the Target Retirement Funds may own of the total outstanding voting securities of the other series of the Harbor Funds. The Target Retirement Funds, in accordance with their prospectus, may invest more than 5% of their total assets in any one or more of the Harbor Funds. The Target Retirement Funds may invest more than 10% of their total assets in other series of the Harbor Funds.

Non-Fundamental Investment Restrictions	In addition to the investment restrictions and policies mentioned above, the Trustees of Harbor Funds have voluntarily adopted the following policies and restrictions which are observed in the conduct of the affairs of the Funds. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies because they may be changed or amended by action of the Trustees without prior notice to or approval of shareholders. Accordingly, a Fund may not:

(a)	purchase securities on margin (but a Fund may obtain such short-term credits as may be necessary for the clearance of purchase and sales of securities);

(b)	make short sales of securities, except as permitted under the Investment Company Act;

(c)	(except for Harbor Global Growth Fund and the Target Retirement Funds) purchase or sell any put or call options or any combination thereof, except that a Fund may (i) purchase and sell or write options on any futures contracts into which it may enter, (ii) purchase put and call options on securities, on securities indexes and on currencies, (iii) write covered put and call options on securities, securities indices and on currencies, and (iv) engage in closing purchase transactions with respect to any put or call option purchased or written by a Fund, provided that the aggregate value of premiums paid by the Fund for all of such options shall not exceed 20% of that Fund’s net assets;

(d)	(except for the Target Retirement Funds) acquire put and call options with a market value exceeding 5% of the value of a Fund’s total assets;

(e)	invest more than 15% (10% in the case of Harbor Money Market Fund) of the Fund’s net assets in illiquid investments; or

(f)	invest in other companies for the purpose of exercising control or management.

TRUSTEES AND OFFICERS

The business and affairs of the Trust shall be managed by or under the direction of the Trustees, and they shall have all powers necessary or desirable to carry out that responsibility. The Trustees shall have full power and authority to take or refrain from taking any action and to execute any contracts and instruments that they may consider necessary or desirable in the management of the Trust. Any determination made by the Trustees in good faith as to what is in the interests of the Trust shall be conclusive. Information pertaining to the Trustees and Officers of Harbor Funds is set forth below. Except as noted, the address of each Trustee and Officer is 111 South Wacker Drive, 34th Floor, Chicago, IL 60606-4302.

Name (Age) Position(s) with Fund Address	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships of Public Companies Held by Trustee
INDEPENDENT TRUSTEES
Raymond J. Ball (65) Trustee University of Chicago Graduate School of Business 5807 South Woodlawn Avenue Chicago, IL 60637	Since 2006	Sidney Davidson Professor of Accounting, University of Chicago Booth School of Business (2000-Present); Advisor, Sensory Networks (computer security firm) (2001-Present); Academic Affiliate, Analysis Group (litigation consulting firm) (2000-Present); and Professor, European Institute of Advanced Studies in Management (1998-Present).	27	None
Howard P. Colhoun (74) Trustee 14114 Mantua Mill Road Glyndon, MD 21071	Since 1986	Retired. General Partner, Emerging Growth Partners, L.P. (investing in small companies) (1982-1997); Director, Storage U.S.A. (1994-2002); and Vice President and Director of Mutual Funds, T. Rowe Price Associates, Inc. (prior to 1982).	27	None
John P. Gould (71) Trustee University of Chicago Graduate School of Business 5807 South Woodlawn Avenue Chicago, IL 60637	Since 1994	Steven G. Rothmeier Professor (1996-Present) and Distinguished Service Professor of Economics, University of Chicago Booth School of Business (1984-Present, on faculty since 1965); Trustee of Milwaukee Insurance (1997-Present); and Director of Unext.com (Internet based education company) (1999-2006).	27	Independent Trustee of Dimensional Fund Advisors family of mutual funds (1986-Present).
Rodger F. Smith (69) Trustee 6 High Ridge Park Stamford, CT 06905	Since 1987	Managing Director, Greenwich Associates (a research based consulting firm) (1976-Present); Director of Arlington Capital Management (CI) Limited (investment advisory firm) (1992-Present); and Chair of Trust Advisory Committee of Tau Beta Pi Association (engineering honor society) (1985-Present).	27	None
INTERESTED TRUSTEE
David G. Van Hooser (63)* Chairman, Trustee and President	Since 2000	President (2002-Present), Director and Chairman of the Board (2000-Present), Harbor Capital Advisors, Inc.; Chief Executive Officer (2007-Present), President (2003-2007) and Director (2000-Present), Harbor Funds Distributors, Inc.; and Director, Harbor Services Group, Inc. (2000-Present).	27	None
FUND OFFICERS NOT LISTED ABOVE**
Charles F. McCain (40) Chief Compliance Officer	Since 2004	Executive Vice President, General Counsel and Chief Compliance Officer (2004-Present), Harbor Capital Advisors, Inc.; Director (2007-Present) and Chief Compliance Officer (2004-Present) Harbor Services Group, Inc.; and Director, Executive Vice President and Chief Compliance Officer (2007-Present), Harbor Funds Distributors Inc.
Anmarie S. Kolinski (38) Treasurer	Since 2007	Executive Vice President and Chief Financial Officer (2007-Present), Vice President – Internal Audit (2005-2007), Harbor Capital Advisors, Inc.; Chief Financial Officer (2007-Present), Harbor Services Group, Inc., and Audit Senior Manager (2002-2005), Ernst & Young LLP.
Erik D. Ojala (35) Vice President and Secretary	Since 2007	Senior Vice President and Associate General Counsel (2007-Present), Harbor Capital Advisors, Inc.; Vice President and Assistant General Counsel (2003-2007), Corporate Secretary (2006-2007) and Compliance Officer (2003-2004), Ariel Investments, LLC; and Vice President and Secretary (2003-2007), Ariel Investment Trust (mutual funds).
Brian L. Collins (41) Vice President	Since 2005	Executive Vice President and Chief Investment Officer (2004-Present), Harbor Capital Advisors, Inc.
Charles P. Ragusa (50) Vice President	Since 2007	Executive Vice President (2007-Present), Harbor Capital Advisors, Inc.; President (2007-Present), Harbor Services Group, Inc.; Executive Vice President (2007-Present), Harbor Funds Distributors, Inc.; Vice President, Mutual Fund Operations (2005-2007) Boston Financial Data Services, Inc.; and Senior Vice President (2002-2005), IXIS Asset Management Services Co.
Jodie L. Crotteau (37) Assistant Secretary	Since 2005	Vice President, Secretary and Compliance Director (2007-Present), Assistant Secretary (2005-2007), Compliance Manager (2005-2006), and Regulatory Compliance Specialist (2004-2005), Harbor Capital Advisors, Inc.; Assistant Secretary (2005-Present), Harbor Services Group, Inc.; and Assistant Secretary (2007-Present), Harbor Funds Distributors, Inc.
Susan A. DeRoche (57) Assistant Secretary 33 Arch Street, Suite 2001 Boston, MA 02110	Since 2006	Vice President and Compliance Director (2007-Present), Assistant Secretary (2006-Present) and Compliance Manager (2006), Harbor Capital Advisors, Inc.; Secretary (2007-Present) Harbor Funds Distributors, Inc.; and Securities Specialist (1981-2006), Wilmer Cutler Pickering Hale and Dorr LLP (law firm).

[1]	Each Trustee serves for an indefinite term, until his successor is elected. Each officer is elected annually.
*	Mr. Van Hooser is deemed an “Interested Trustee” due to his affiliation with the Adviser and Distributor of Harbor Funds.
**	Officers of the Funds are “interested persons” as defined in the Investment Company Act.

TRUSTEES AND OFFICERS

Board Committees	Messrs. Ball, Colhoun, Gould and Smith serve on the audit committee and the nominating committee. The functions of the audit committee include recommending an independent registered public accounting firm to the Trustees, monitoring the independent registered public accounting firms’ performance, reviewing the results of audits and responding to certain other matters deemed appropriate by the Trustees. The nominating committee is responsible for the selection and nomination of candidates to serve as Independent Trustees. The nominating committee will also consider nominees recommended by shareholders to serve as Trustees provided that shareholders submit such recommendations in writing within a reasonable time before any meeting. The valuation committee is comprised of David G. Van Hooser, Charles F. McCain, Brian L. Collins, Anmarie S. Kolinski, Erik D. Ojala, Jodie L. Crotteau and Linda M. Molenda. The functions of the valuation committee include evaluating the liquidity of certain portfolio securities and determining the fair value of portfolio securities when necessary.

During the most recently completed fiscal year for Harbor Funds, the Board of Trustees held xx meetings, the valuation committee held xx meetings, the audit committee held xx meeting and the nominating committee did not hold any meetings. All of the current Trustees and committee members then serving attended 100% of the meetings of the Board of Trustees and applicable committees, if any, held during Harbor Funds’ most recently completed fiscal year. The Board of Trustees does not have a compensation committee.

Trustee Compensation As of October 31, 2009	Name of Person, Position	Aggregate Compensation From Harbor Funds	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation From Harbor Funds Paid to Trustees
	David G. Van Hooser, Chairman, President and Trustee	-0-	-0-	-0-
	Raymond J. Ball, Trustee*	$125,000	-0-	$125,000
	Howard P. Colhoun, Trustee	$115,000	-0-	$115,000
	John P. Gould, Trustee	$115,000	-0-	$115,000
	Rodger F. Smith, Trustee	$115,000	-0-	$115,000

*	In consideration of his service as chairman of the Trust’s Audit Committee, Mr. Ball receives $10,000 in addition to the compensation payable to each other Independent Trustee. During the fiscal year ended October 31, 2009, Mr. Ball elected to defer all of his compensation, except that attributable to Harbor Money Market Fund, pursuant to the Harbor Funds Deferred Compensation Plan for Independent Trustees. As of October 31, 2009, the total value of Mr. Ball’s account under that plan was $xxx,xxx.

Trustee Ownership of Fund Shares

(All ownership is in Institutional Class shares)

As of November 30, 2009, the Trustees and Officers of Harbor Funds as a group owned more than 1% of the outstanding shares of beneficial interest of Harbor Small Company Value Fund, Harbor Global Growth Fund and Harbor Money Market Fund and less than 1% of the outstanding shares of beneficial interest of each of the other Funds.

The equity securities beneficially owned by the Trustees as of December 31, 2009 are as follows:

Name of Trustee	Dollar Range of Ownership in Each Fund**	Aggregate Dollar Range of Ownership in Harbor Funds
Independent Trustees
Raymond J. Ball*	Harbor Capital Appreciation Fund
Harbor Mid Cap Growth Fund
Harbor Large Cap Value Fund
Harbor International Growth Fund
Howard P. Colhoun	Harbor Capital Appreciation Fund
Harbor Mid Cap Growth Fund
Harbor Small Cap Growth Fund
Harbor Large Cap Value Fund
Harbor Small Cap Value Fund
Harbor International Fund
Harbor Global Value Fund
Harbor Bond Fund
Harbor Money Market Fund
John P. Gould	Harbor Capital Appreciation Fund
Harbor Small Cap Growth Fund
Harbor Large Cap Value Fund
Harbor Small Cap Value Fund
Harbor International Fund
Harbor Bond Fund
Harbor Money Market Fund

TRUSTEES AND OFFICERS

Trustee Ownership of Fund Shares —

continued

Name of Trustee	Dollar Range of Ownership in Each Fund**	Aggregate Dollar Range of Ownership in Harbor Funds
Independent Trustees
Rodger F. Smith	Harbor Capital Appreciation Fund
Harbor Mid Cap Growth Fund
Harbor Small Cap Growth Fund
Harbor Large Cap Value Fund
Harbor Small Cap Value Fund
Harbor International Fund
Harbor International Growth Fund
Harbor High-Yield Bond Fund
Harbor Money Market Fund
Interested Trustee
David G. Van Hooser	Harbor Capital Appreciation Fund
Harbor Mid Cap Growth Fund
Harbor Small Cap Growth Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Value Fund
Harbor Small Company Value Fund
Harbor International Fund
Harbor International Growth Fund
Harbor Global Value Fund
Harbor Global Growth Fund
Harbor Commodity Real Return Strategy Fund
Harbor High-Yield Bond Fund
Harbor Bond Fund
Harbor Real Return Fund
Harbor Short Duration Fund
Harbor Money Market Fund

*	Under the Harbor Funds Deferred Compensation Plan for Independent Trustees, a participating Trustee may elect to defer his or her trustee fees. Any such deferred fees are maintained in a deferral account which is credited with income and gains and charged with losses as though the amount deferred was invested in shares of one or more Funds selected by the participating Trustee. The dollar ranges shown for Harbor Large Cap Value Fund and Harbor International Growth Fund for Mr. Ball represent the value of the shares of each fund that correspond to the value of Mr. Ball’s deferral account under the Harbor Funds Deferred Compensation Plan for Independent Trustees that has been deemed to be invested in each of those two funds.
**	The Target Retirement Funds are offered exclusively to retirement plans sponsored by Owens-Illinois, Inc. and the Adviser.

Material Relationships of the Independent Trustees	For purposes of the discussion below, the italicized terms have the following meanings:

•	the immediate family members of any person are their spouse, children in the person’s household (including step and adoptive children) and any dependent of the person.

•

an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person. For example, the Robeco Groep, N.V. (“Robeco”) is an entity that is in a control relationship with the Adviser.

•

a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act, in each case for which the Adviser or any of its affiliates acts as investment adviser or for which Harbor Funds Distributors, Inc. (the “Distributor”) or any of its affiliates acts as principal underwriter. For example, the related funds of Harbor Funds include all of the Funds in the Harbor family and any other U.S. and non-U.S. funds managed by the Adviser’s affiliates.

As of December 31, 2009, none of the Independent Trustees, nor any member of their immediate family, beneficially own any securities issued by the Adviser, Robeco or any other entity in a control relationship to the Adviser or the Distributor. During the calendar years 2008 and 2009, none of the Independent Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $120,000), whether by contract, arrangement or otherwise, in the Adviser, Robeco, or any other entity in a control relationship to the Adviser or the Distributor. During the calendar years 2008 and 2009, none of the Independent Trustees, nor any member of their immediate family, has had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $120,000 and to which any of the following were a party (each a “fund-related party”);

•	a Harbor Fund;

TRUSTEES AND OFFICERS

Material Relationships of the Independent Trustees —

continued

•	an officer of Harbor Funds;

•	a related fund;

•	an officer of any related fund;

•	the Adviser;

•	the Distributor;

•	an officer of the Adviser or the Distributor;

•	any affiliate of the Adviser or the Distributor; or

•	an officer of any such affiliate

During the calendar years 2008 and 2009, none of the Independent Trustees, nor any member of their immediate families, had any relationship exceeding $120,000 in value with any Fund-related party, including, but not limited to, relationships arising out of (i) payments for property and services, (ii) the provision of legal services, (iii) the provision of investment bonding services (other than as a member of the underwriting syndicate) or (iv) the provision of consulting services, except for the following: Rodger F. Smith, an Independent Trustee, is a Managing Director of Greenwich Associates, a firm that provides research-based consulting services to firms in the financial services industry. These research-based consulting services include the provision of industry reports that are available by subscription or individual purchase and may also include the interpretation of the industry data contained in the reports for particular firms. During the calendar years 2008 and 2009, Greenwich Associates billed the following entities for research-based consulting services it provided:

(a)	Entities in a control relationship with Robeco for approximately $474,913 and $ , respectively;

(b)	Jennison Associates LLC (“Jennison”), subadviser to Harbor Capital Appreciation Fund, for approximately $27,900 and $ , respectively, and entities in a control relationship with Jennison for approximately $120,400 and $ , respectively;

(c)	Wellington Management Company, LLP (“Wellington”), subadviser to Harbor Mid Cap Growth Fund, for approximately $97,500 and $ , respectively, and entities in a control relationship with Wellington for approximately $0 and $ , respectively;

(d)	Pacific Investment Management Company LLC (“PIMCO”), subadviser to Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund, for approximately $465,006 and $ , respectively, and entities in a control relationship with PIMCO for approximately $721,551 and $ , respectively; and

(e)	Entities in a control relationship with Fischer Francis Trees & Watts, Inc. (“FFTW”), subadviser to Harbor Short Duration Fund and Harbor Money Market Fund, for approximately $2,500 and $ , respectively, and entities in a control relationship with FFTW for approximately $1,144,775 and $ , respectively.

The services identified above were not related to the Adviser or Harbor Funds. Mr. Smith was not personally involved in any of the services delivered to any of the above entities. As a Managing Director of Greenwich Associates, however, Mr. Smith may be considered to benefit indirectly from all of the relationships of his firm listed above through his interest in the profits of Greenwich Associates.

During the calendar years 2008 and 2009, none of the Independent Trustees, nor any member of their immediate family members, serves as a member of a board of directors on which an officer of any of the following entities also serves as a director:

•	the Adviser;

•	the Distributor;

•	Robeco; or

•	Any other entity in a control relationship with the Adviser or the Distributor;

During the calendar years 2008 and 2009, no immediate family member of any of the Independent Trustees, had any position, including as an officer, employee or director, with any Harbor Funds. During the calendar

TRUSTEES AND OFFICERS

Material Relationships of the Independent Trustees —

continued

years 2008 and 2009, none of the Independent Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of:

•	any related fund;

•	the Adviser

•	the Distributor;

•	any affiliated person of Harbor Funds;

•	Robeco; or

•	any other entity in a control relationship to Harbor Funds.

THE ADVISER AND SUBADVISERS

The Adviser	Harbor Capital Advisors, Inc., a Delaware corporation, is the investment adviser (the “Adviser”) for each Fund. The Adviser is responsible for managing each Fund’s assets or overseeing the management of each Fund by one or more Subadvisers. Harbor Funds, on behalf of each Fund, has entered into separate investment advisory agreements (each, an “Investment Advisory Agreement”) each of which provides that the Adviser shall provide the Fund with investment research, advice and supervision and will furnish continuously an investment program for the Fund consistent with the investment objectives and policies of the Fund. The Adviser is responsible for the payment of the salaries and expenses of all personnel of Harbor Funds except the fees and expenses of Trustees not affiliated with the Adviser or a Subadviser, office rent and the expenses of providing investment advisory, research and statistical facilities and related clerical expenses.

The Adviser is an indirect, wholly-owned subsidiary of Robeco. Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (“Rabobank”) owns 100% of the shares of Robeco. Robeco is headquartered in Rotterdam, The Netherlands.

Robeco is active in various areas of investment management. It currently provides investment management services to a large number of segregated accounts and a range of institutional funds as well as to a variety of retail mutual funds, most of which are listed on the major European stock exchanges. Robeco operates primarily outside of the United States, although it currently holds full ownership interests in three other U.S. investment advisers, not including the Adviser. These other U.S. investment advisers serve as investment advisers to several private investment funds, U.S. registered mutual funds and separate accounts.

Advisory Fees	For its services, each Fund (except for the Target Retirement Funds) pays the Adviser an advisory fee which is a stated percentage of the Fund’s average annual net assets. The table below sets forth for each Fund (except for the Target Retirement Funds) the advisory fee rate, the fees paid to the adviser for the past three fiscal years and the effect of any expense limitation in effect for the past three fiscal years which reduced the advisory fee paid. Because the Adviser serves as the investment adviser for each Fund, the Target Retirement Funds benefit from the investment advisory services provided to the underlying Harbor Funds and, as shareholder of those Funds, indirectly bear a proportionate share of those Funds’ advisory expenses. The Target Retirement Funds do not separately pay the Adviser an advisory fee.

	Current Advisory Fee % of Average Annual Net Assets		Advisory Fee Paid for Year Ended October 31
			($ in Thousands)
			2009	2008		2007
DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund	0.60%			$51,008			$53,738
Harbor Mid Cap Growth Fund	0.75			3,911			1,868
Harbor Small Cap Growth Fund	0.75			4,154			5,389
Harbor Large Cap Value Fund	0.60			1,459			514
Harbor Mid Cap Value Fund	0.75			474			—
Harbor Small Cap Value Fund	0.75			9,926			14,463
Harbor Small Company Value Fund	0.75			21			12	[a]
INTERNATIONAL EQUITY FUNDS
Harbor International Fund	075%/0	.65%*		$186,046			$151,020
(Credit due to expense limitation)	—			(542)			—
Harbor International Growth Fund	0.75			7,618			5,468
GLOBAL EQUITY FUNDS
Harbor Global Value Fund	0.85%			$655			$724
Harbor Global Growth Fund	0.85			N/A	[b]		N/A	[b]
STRATEGIC MARKET FUNDS
Harbor Commodity Real Return Strategy Fund[1]	0.86%			$4	[c]	$	N/A	[c]

THE ADVISER AND SUBADVISERS

Advisory Fees —

continued

	Current Advisory Fee % of Average Annual Net Assets	Advisory Fee Paid for Year Ended October 31
		($ in Thousands)
		2009	2008	2007
FIXED INCOME FUNDS
Harbor High-Yield Bond Fund	0.60%		$307	$281
Harbor Bond Fund	0.48		16,714	12,162
(Credit due to expense limitation)	—		(607)	(159)
Harbor Real Return Fund	0.48		362	87
(Credit due to expense limitation)	—		—	(1)
Harbor Short Duration Fund	0.20		140	174
(Credit due to expense limitation)	—		—	(24)
Harbor Money Market Fund	0.20		456	463
(Credit due to expense limitation)	—		(46)	(107)

*	0.75% on the first $12 billion and 0.65% thereafter.
**	1.025% represents the Fund’s base fee before any performance fee adjustments.
[a]	Commenced operations May 1, 2007.
[b]	Commenced operations on March 1, 2009.
[c]	Commenced operations on September 2, 2008.
[1]

The Adviser has contractually agreed to waive the advisory fee it receives from Harbor Commodity Real Return Strategy Fund in an amount equal to the advisory fee paid to the Adviser by the Subsidiary, which cannot be recouped.

The Subadvisers	The Adviser has engaged the services of several subadvisers (each, a “Subadviser”) to assist with the portfolio management of the Funds (except the Target Retirement Funds).

The Adviser pays each Subadviser out of its own resources; the Funds have no obligation to pay the Subadvisers. Each Subadviser has entered into a subadvisory agreement (each, a “Subadvisory Contract”) with the Adviser and Harbor Funds, on behalf of each Fund (except the Target Retirement Funds). The Adviser has contractually agreed to waive the advisory fee it receives from Harbor Commodity Real Return Strategy Fund in an amount equal to the advisory fee paid to the Adviser by the Subsidiary, which cannot be recouped. Each Subadviser is responsible to provide the Fund with advice concerning the investment management of the Fund’s portfolio, which advice shall be consistent with the investment objectives and policies of the Fund. The Subadviser determines what securities shall be purchased, sold or held for the Fund and what portion of the Fund’s assets are held uninvested. Each Subadviser is responsible to bear its own costs of providing services to the respective Fund. Each Subadviser’s subadvisory fee rate is based on a stated percentage of the Fund’s average annual net assets.

Harbor Capital Appreciation Fund. The Fund is subadvised by Jennison Associates LLC (“Jennison”). The Subadviser is controlled by its indirect parent company, Prudential Financial, Inc.

Harbor Mid Cap Growth Fund. The Fund is subadvised by Wellington Management Company, LLP (“Wellington Management”). The Subadviser is a Massachusetts limited liability partnership.

Harbor Small Cap Growth Fund. The Fund is subadvised by Westfield Capital Management Company, L.P. (“Westfield”). The day-to-day management and strategic decisions of Westfield are controlled by William A. Muggia (Westfield’s Chief Executive Officer, President and Chief Investment Officer) and other members of its senior management team. Westfield is a partnership jointly owned by its management team owners and by Boston Private Financial Holdings, Inc. In 2008, Westfield’s net income (before bonus compensation) was shared approximately 61.5% to Westfield’s employees and management team owners in the aggregate, and the balance to Boston Private Financial Holdings, Inc.

Harbor Large Cap Value Fund. The Fund is subadvised by Cohen & Steers Capital Management, Inc. (“Cohen & Steers”). The Subadviser is a wholly owned subsidiary of Cohen & Steers, Inc., a publicly traded company whose common stock is listed on the New York Stock Exchange under the symbol “CNS”. Mr. Cohen and Mr. Steers are deemed “controlling persons” of the Subadviser on the basis of their ownership of stock in CNS.

Harbor Mid Cap Value Fund. The Fund is subadvised by LSV Asset Management (“LSV”). The Subadviser is ultimately controlled by the employees/partners of LSV.

Harbor Small Cap Value Fund. The Fund is subadvised by EARNEST Partners LLC (“EARNEST Partners”). The Subadviser is controlled by Paul Viera, who is an employee of EARNEST Partners.

Harbor Small Company Value Fund. The Fund is subadvised by Evercore Asset Management, LLC (“Evercore”). The Subadviser is a New York-based limited liability company that is controlled by its four founding partners who collectively own 67% of the firm.

THE ADVISER AND SUBADVISERS

The Subadvisers —

continued

Harbor International Fund. The Fund is co-subadvised by Northern Cross Investments Ltd (“Northern Ltd”) and Northern Cross, LLC (“Northern LLC”). Northern Cross Investments Ltd is controlled by Hakan Castegren, who is an employee of Northern Cross Investments Ltd. Northern Cross, LLC is controlled by Howard Appleby, Jean-Francois Ducrest, James LaTorre and Edward E. Wendell, Jr., each an employee of Northern Cross, LLC. Northern Cross, LLC will be responsible for effecting all investment decisions made by the Fund’s two Subadvisers, including the selection of broker-dealers and the transmission of orders to such broker-dealers.

Harbor International Growth Fund and Harbor Global Growth Fund. The Funds are subadvised by Marsico Capital Management, LLC (“Marsico”). Marsico is an indirect subsidiary of Marsico Management Equity, LLC (“MME”), a Delaware limited liability company, which purchased Marsico from a subsidiary of Bank of America Corporation effective December 14, 2007. MME, through its subsidiaries, now owns at least 88% of all common equity interests in Marsico on a fully diluted basis (including 100% of all voting interests).

Harbor Global Value Fund. The Fund is subadvised by Pzena Investment Management, LLC (“Pzena”). The Subadviser was founded in late 1995 and began managing assets on January 1, 1996. As of January 1, 2009, the Subadviser is approximately 80.0% owned by 32 employees. In October 2007, Pzena conducted an initial public offering of its holding company, Pzena Investment Management, Inc., whereby approximately half of the 20% outside interest of Pzena was sold to the public and the other half was retained by the two unaffiliated entities that provided funding to Pzena during the first three years of operation. These entities are not active in the management of the Subadviser.

Harbor High-Yield Bond Fund. The Fund is subadvised by Shenkman Capital Management, Inc. (“Shenkman Capital”). The Subadviser is controlled by Mark R. Shenkman, who is an employee of Shenkman Capital.

Harbor Commodity Real Return Strategy Fund, Harbor Bond Fund and Harbor Real Return Fund. The Funds are subadvised by Pacific Investment Management Company LLC (“PIMCO”). PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P., (“AGI LP”). Allianz SE (“Allianz SE”) is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

Harbor Short Duration Fund and Harbor Money Market Fund. The Funds are subadvised by Fischer Francis Trees & Watts, Inc. (“FFTW”). The Subadviser is directly wholly-owned by its parent company, Charter Atlantic Corporation, which in turn is indirectly wholly-owned by BNP Paribas, a publicly owned banking corporation organized in the Republic of France.

Subadvisory Fees	The fees paid by the Adviser to the Subadviser for the past three years are set forth in the table below.

	Fee Paid by the Adviser to Subadviser for Year Ended October 31
	$ in Thousands
	2009	2008	2007
DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund		$19,116	$20,425

Harbor Mid Cap Growth Fund		2,179	1,089

Harbor Small Cap Growth Fund		2,546	3,213

Harbor Large Cap Value Fund

Cohen & Steers Capital Management, Inc.		672	1,188

Armstrong Shaw Associates		N/A	455

Harbor Mid Cap Value Fund		309	347

Harbor Small Cap Value Fund		5,362	7,175

Harbor Small Company Value Fund[1]		14	8
INTERNATIONAL EQUITY FUNDS
Harbor International Fund

Northern Cross Investments Ltd		$102,444	$83,759

Northern Cross, LLC*		N/A	N/A

Harbor International Growth Fund		3,900	2,888

THE ADVISER AND SUBADVISERS

Subadvisory Fees —

continued

	Fee Paid by the Adviser to Subadviser for Year Ended October 31
	$ in Thousands
	2009	2008	2007
GLOBAL EQUITY FUNDS
Harbor Global Value Fund		$424	$468

Harbor Global Growth Fund[2]		N/A	N/A
STRATEGIC MARKET FUNDS
Harbor Commodity Real Return Strategy Fund[3]		$2	N/A
FIXED INCOME FUNDS
Harbor High-Yield Bond Fund		$192	$179

Harbor Bond Fund		8,399	6,374

Harbor Real Return Fund		188	45

Harbor Short Duration Fund		77	83

Harbor Money Market Fund		251	221

[1]	Commenced operations May 1, 2007.
[2]	Commenced operations March 1, 2009.
[3]	Commenced operations September 2, 2008.
*	Northern Cross, LLC became co-subadviser to Harbor International Fund on February 12, 2009. Accordingly, no subadvisory fees were paid to Northern Cross, LLC prior to that date.

THE PORTFOLIO MANAGERS

Other Accounts Managed	The portfolio managers who are primarily responsible for the day-to-day management of the Funds also manage other registered investment companies, other pooled investment vehicles and/or other accounts, (collectively, the “Portfolios”) as indicated below. The following table identifies, as of October 31, 2009: (i) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager(s) of each Fund; (ii) the total assets of such companies, vehicles and accounts, and (iii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR CAPITAL APPRECIATION FUND
Spiros Segalas
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
* The portfolio manager only manages a portion of the accounts subject to a performance fee. The market value shown reflects the portion of those accounts managed by the portfolio manager.
HARBOR MID CAP GROWTH FUND
Michael T. Carmen
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Mario E. Abularach
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR SMALL CAP GROWTH FUND
William Muggia
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Arthur Bauernfeind
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Ethan Meyers
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Scott Emerman
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Matthew Strobeck
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR LARGE CAP VALUE FUND
Richard E. Helm
All Accounts
Accounts where advisory fee is based on account performance (subset of above)

THE PORTFOLIO MANAGERS

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR MID CAP VALUE FUND
Josef Lakonishok
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Menno Vermeulen
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Puneet Mansharamani
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR SMALL CAP VALUE FUND
Paul Viera
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR SMALL COMPANY VALUE FUND
Andrew Moloff
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Greg Sawers
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR INTERNATIONAL FUND
Hakan Castegren
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Howard Appleby
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Jean-Francois Ducrest
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
James LaTorre
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Edward E. Wendell, Jr.
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR INTERNATIONAL GROWTH FUND
James Gendelman
All Accounts
Accounts where advisory fee is based on account performance (subset of above)

THE PORTFOLIO MANAGERS

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR GLOBAL VALUE FUND
Pzena Investment Management, LLC
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR GLOBAL GROWTH FUND
Corydon Gilchrist
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
James Gendelman
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Thomas Marsico
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR COMMODITY REAL RETURN STRATEGY FUND
Mihir Worah
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR HIGH-YIELD BOND FUND
Mark Shenkman
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Frank Whitley
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Mark Flanagan
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR BOND FUND
William Gross
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR REAL RETURN FUND
Mihir Worah
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
HARBOR SHORT DURATION FUND AND HARBOR MONEY MARKET FUND
Kenneth O’Donnell
All Accounts
Accounts where advisory fee is based on account performance (subset of above)

THE PORTFOLIO MANAGERS

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR TARGET RETIREMENT FUNDS
Saumen Chattopadhyay
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Brian Collins
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Paul Herbert
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
Linda Molenda
All Accounts
Accounts where advisory fee is based on account performance (subset of above)
David Van Hooser
All Accounts
Accounts where advisory fee is based on account performance (subset of above)

Jennison Associates LLC	CONFLICTS OF INTEREST

In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

Jennison’s portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, other types of unregistered commingled accounts (including hedge funds), affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, timing of investments, fees, expenses and cash flows.

Furthermore, certain accounts (including affiliated accounts) in certain investment strategies may buy or sell securities while accounts in other strategies may take the same or differing, including potentially opposite, position. For example, certain strategies may short securities that may be held long in other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short. Jennison has policies and procedures that seek to mitigate, monitor and manage this conflict.

THE PORTFOLIO MANAGERS

Jennison Associates LLC —

continued

In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Some accounts have higher fees, including performance fees, than others. Fees charged to clients may differ depending upon a number of factors including, but not limited to, the particular strategy, the size of the portfolio being managed, the relationship with the client, the service requirements and the asset class involved. Fees may also differ based on the account type (e.g., commingled accounts, trust accounts, insurance company separate accounts or corporate, bank or trust-owned life insurance products). Some accounts, such as hedge funds and alternative strategies, have higher fees, including performance fees, than others. Based on these factors, a client may pay higher fees than another client in the same strategy. Also, clients with larger assets under management generate more revenue for Jennison than smaller accounts. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over the other or allocate more time to the management of one account over another.

Furthermore, if a greater proportion of a portfolio manager’s compensation could be derived from an account or group of accounts, which include hedge fund or alternative strategies, than other accounts under the portfolio manager’s management, there could be an incentive for the portfolio manager to favor the accounts that could have a greater impact on the portfolio manager’s compensation. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison’s portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager. Jennison also believes that its compensation structure tends to mitigate this conflict.

COMPENSATION

Mr. Segalas serves as the portfolio manager of Harbor Capital Appreciation Fund. Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals. Additionally, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a deferred compensation program where all or a portion of the cash bonus can be invested in a variety of predominately Jennison-managed investment strategies on a tax-deferred basis.

Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers may manage or contribute ideas to more than one product strategy and are evaluated accordingly.

The factors to be reviewed for purposes of determining the portfolio manager’s compensation may include:

•

One and three year pre-tax investment performance of groupings of accounts (a “Composite”) relative to market conditions, pre-determined passive indices, such as the Russell 1000® Growth Index and the Standard & Poor’s 500 Composite Stock Price Index, and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible;

•	Historical and long-term business potential of the product strategies;

•	Qualitative factors such as teamwork and responsiveness; and

•	Other factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional’s total compensation.

SECURITIES OWNERSHIP To be confirmed as of October 31, 2009

As of October 31, 2009, Mr. Segalas beneficially owned shares of Harbor Capital Appreciation Fund with a value of over $1,000,000.

Wellington Management Company, LLP	CONFLICTS OF INTEREST

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as

THE PORTFOLIO MANAGERS

Wellington Management Company, LLP —

continued

pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Funds’ managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (the “Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the relevant Fund. The Investment Professionals make investment decisions for each account, including the relevant Fund based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.

The Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds. Mr. Carmen also manages hedge funds, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

COMPENSATION

Wellington Management receives a fee based on the assets under management of the Fund as set forth in the Subadvisory Agreements between Wellington Management and the Adviser on behalf of the Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Fund. The following information is as of October 31, 2009.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Fund (“Investment Professionals”) includes a base salary and incentive components. The base salary for each Investment Professional who is a partner of Wellington Management, is determined by the Managing Partners of the firm. A partner’s base salary is generally a fixed amount that may change as a result of an annual review. The base salary for the other Investment Professional is determined by the Investment Professional’s experience and performance in his role as an Investment Professional. Base salaries for

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Wellington Management Company, LLP —

continued

Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Investment Professionals, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. Carmen is a partner of the firm.

Fund	Benchmark Index and/or Peer Group for Incentive Period
Harbor Mid Cap Growth Fund	Gross Lipper Mid Cap Growth Average 50%/Russell Mid Cap Growth 50%

SECURITIES OWNERSHIP To be confirmed as of October 31, 2009

As of October 31, 2009, Abularach did not beneficially own any shares of Harbor Mid Cap Growth Fund and Mr. Carmen beneficially owned shares of Harbor Mid Cap Growth Fund with a value between $1 to $10,000.

Westfield Capital Management, L.P.	CONFLICTS OF INTEREST

Westfield seeks to identify areas of potential conflicts of interest resulting from managing both the Fund and other accounts. Westfield has adopted polices and procedures to address such potential conflicts.

The management of multiple funds and accounts may result in allocating unequal attention and time to the management of each fund and account if each has different objectives, benchmarks, time horizons, and fees as the investment committee must allocate their time and investment ideas across multiple funds and accounts. A conflict of interest can also arise between those portfolios that incorporate a performance fee and those that do not. From time to time, the same securities may be recommended for both types of accounts. If this is the case, the securities are allocated in a manner Westfield believes to be fair and equitable to all effected funds and accounts. Although Westfield seeks best execution for security transactions, a potential conflict can exist in determining which broker to use to execute transaction orders because Westfield may be limited by a client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. To fulfill our obligation to seek best execution, while satisfying client directed brokerage arrangements, Westfield will bundle directed broker orders with non-directed broker orders, and then utilize step out trades to satisfy the direction. If a client directed brokerage arrangement does not allow the use of step-out trades, such orders will typically go last. Furthermore, personal accounts may give rise to potential conflicts of interest; trading in personal accounts is regulated by the firm’s Code of Ethics.

COMPENSATION

All members of the Westfield investment committee are eligible to receive four components of compensation:

•	All investment committee members receive a base salary commensurate with industry standards. This salary is reviewed annually during the employee’s performance assessment.

•

Investment committee members, with the exception of Mr. Muggia and Mr. Strobeck, are eligible to receive a performance based bonus award. This bonus award is determined and paid in December. The amount awarded is based on the employee’s individual performance attribution and contribution to the investment performance of Westfield.

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Westfield Capital Management, L.P. —

continued

•

All investment committee members are eligible to receive a bonus pool distribution award. This award is derived from a pool based on 40% of the operating profit of Westfield. Individual awards are determined by a member’s overall performance within the firm, including contribution to company strategy, participation in marketing and client service initiatives as well as and longevity at the firm.

•	All investment committee members are eligible to receive equity awards. Those committee members who receive equity will sign non-competition agreements with Westfield.

Additionally, as manager of four limited partnerships, Mr. Muggia is entitled to receive a portion of any performance fees earned on such partnerships. Mr. Muggia is also granted discretion to award a portion of any performance-based fees earned by such limited partnerships to any member of Westfield.

SECURITIES OWNERSHIP To be confirmed as of October 31, 2009

As of October 31, 2009, Messrs. Muggia, Bauernfeind, Strobeck and Meyers did not beneficially own any shares of Harbor Small Cap Growth Fund. Mr. Emerman beneficially owned shares of Harbor Small Cap Growth Fund with a value between $10,001 to $50,000.

Cohen & Steers Capital Management, Inc.	CONFLICTS OF INTEREST

It is possible that conflicts of interest may arise in connection with the portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts or vehicles for which the portfolio manager is responsible on the other. For example, the portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and the other accounts or vehicles he advises. In addition, due to differences in the investment strategies or restrictions among the Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may provide more revenue to the Subadviser. While this may appear to create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities, the Subadviser strives to ensure that the portfolio manager endeavors to exercise his discretion in a manner that is equitable to all interested persons. In this regard, in the absence of specific account-related impediments (such as client-imposed restrictions or lack of available cash), it is the policy of the Subadviser to allocate investment ideas pro rata to all accounts with the same primary investment objective.

COMPENSATION

Compensation Structure. Compensation of the portfolio manager and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus and (3) annual stock-based compensation consisting generally of restricted stock units of Cohen & Steers’ parent, Cohen & Steers, Inc. (“CNS”). Cohen & Steers’ investment professionals, including the portfolio manager, also receive certain retirement, insurance and other benefits that are broadly available to all of its employees. Compensation of Cohen & Steers’ investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or around the December 31st fiscal year-end of CNS.

Method to Determine Compensation. Cohen & Steers compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of funds and accounts managed by the portfolio manager versus appropriate peer groups or benchmarks. In evaluating the performance of a portfolio manager, primary emphasis is normally placed on one- and three-year performance, with secondary consideration of performance over longer periods of time. Performance is evaluated on a pre-tax and pre-expense basis. In addition to rankings within peer groups of funds and value-oriented benchmarks, such as the Russell 1000® Value Index and the S&P 500/Barra Value Index on the basis of absolute performance, consideration may also be given to risk-adjusted performance. For portfolio managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis. Cohen & Steers does not have any funds or accounts with performance-based advisory fees. Portfolio managers are also evaluated on the basis of their success in managing their dedicated team of analysts. Base compensation for portfolio managers of Cohen & Steers varies in line with the portfolio manager’s seniority and position with the firm.

Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Cohen & Steers and CNS. While the salaries of Cohen & Steers’ portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein.

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Cohen & Steers Capital Management, Inc. —

continued

In addition, Mr. Helm and the investment team that is assembled in Seattle, Washington to manage large cap value portfolios are entitled to additional compensation based on a percentage of revenues, less allocated expenses, associated with fees paid to Cohen & Steers with respect to the large cap value portfolios.

SECURITIES OWNERSHIP To be confirmed as of October 31, 2009

As of October 31, 2009, Mr. Helm beneficially owned shares of Harbor Large Cap Value Fund with a value between $50,001 and $100,000.

LSV Asset Management	CONFLICTS OF INTEREST

From time to time, potential conflicts of interest may arise between the portfolio manager’s management of the investments of Harbor Mid Cap Value Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as Harbor Mid Cap Value Fund, track the same index Harbor Mid Cap Value Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by Harbor Mid Cap Value Fund. The other accounts might also have different investment objectives or strategies than Harbor Mid Cap Value Fund.

Knowledge and Timing of Portfolio Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of Harbor Mid Cap Value Fund. Because of the portfolio manager’s positions with Harbor Mid Cap Value Fund, the portfolio manager knows the size, timing and possible market impact of Harbor Mid Cap Value Fund’s trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts he or she manages and to the possible detriment of Harbor Mid Cap Value Fund.

Investment Opportunities. A potential conflict of interest may arise as result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both Harbor Mid Cap Value Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both Harbor Mid Cap Value Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by Harbor Mid Cap Value Fund and another account. LSV has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under LSV’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and LSV’s investment outlook. LSV has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of Harbor Mid Cap Value Fund and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. The portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to Harbor Mid Cap Value Fund. LSV has adopted policies and procedures reasonably designed to allocate investment opportunities between Harbor Mid Cap Value Fund and such other accounts on a fair and equitable basis over time.

COMPENSATION

Messrs. Lakonishok, Vermeulen and Mansharamani receive a fixed base salary and bonus which is a function of overall firm profitability. In addition, each is a partner and receives a portion of the firm’s net income.

SECURITIES OWNERSHIP To be confirmed as of October 31, 2009

As of October 31, 2009, Messrs. Lakonishok, Vermeulen and Mansharamani did not beneficially own any shares of Harbor Mid Cap Value Fund.

EARNEST Partners LLC	CONFLICTS OF INTEREST

EARNEST Partners may be responsible for managing Harbor Small Cap Value Fund in addition to other client accounts which may include, but are not limited to, proprietary accounts, separate accounts and other pooled investment vehicles. EARNEST Partners may manage other client accounts which may have higher fee arrangements than Harbor Small Cap Value Fund and/or may also have performance-based fees. Side-by-side

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EARNEST Partners LLC — continued

management of these other client accounts may create potential conflicts of interest which may relate to, among other things, the allocation of investment opportunities and the aggregation and allocation of transactions.

EARNEST Partners seeks best execution with respect to all securities transactions and to aggregate and allocate the securities to client accounts in a fair and equitable manner. EARNEST Partners has implemented policies and procedures that it believes are reasonably designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. Specifically, EARNEST Partners manages client accounts to model portfolios that are approved by its investment committee, and aggregates and then allocates securities transactions to client accounts in a manner that EARNEST Partners believes to be fair and equitable.

COMPENSATION

All EARNEST Partners personnel are paid a fixed salary and a discretionary bonus. A portion of the bonus may consist of profit sharing and/or deferred compensation. The Company also matches a portion of employees’ 401(k) contributions, if any. The bonus is a function of client satisfaction with respect to investment results and service.

Mr. Viera is an owner of the firm. Equity ownership and profits derived there from are another component of compensation for the portfolio manager.

SECURITIES OWNERSHIP To be confirmed as of October 31, 2009

As of October 31, 2009, Mr. Viera did not beneficially own any shares of Harbor Small Cap Value Fund.

Evercore Asset Management, LLC	CONFLICTS OF INTEREST

Evercore has identified areas where conflicts of interest affect its business. Its Code of Ethics and Compliance Manual focus on educating its employees and clarifying how such issues are to be handled on a day-to-day basis.

All research is discussed by the investment team during a review process, ultimately leading to purchase and sale decisions that are implemented consistently across all accounts. Final decision-making authority and accountability rest with its chief investment officer, Andrew Moloff. Portfolio holdings across accounts will only vary due to factors such as inception date, the size and/or timing of cash flows or client-specific guidelines. Evercore’s trading policy is to allocate pro rata based on shares executed so that all accounts participating in a trade will be treated fairly. Further, they trade with various brokers, some of which supply them with research at a slightly higher cost while others strictly offer execution. As part of its trade review process they assess the fairness of the allocation of research costs across accounts.

Evercore has conservative personal trading policies in place which preclude employees from purchasing reportable securities for their beneficial ownership. If they held securities prior to being hired, they are allowed to sell them once the trade has been pre-cleared with compliance.

As an affiliate of Evercore Partners, Evercore Asset Management is under strict scrutiny as it pertains to sharing information across business lines. All meetings with members of Evercore affiliates are documented and reviewed by their chief compliance officer to insure that there is no access to material, non-public information.

COMPENSATION

As two of the co-founders of the firm, Mr. Sawers’ and Mr. Moloff’s compensation consists entirely of a share of the firm’s overall profits.

SECURITIES OWNERSHIP To be confirmed as of October 31, 2009

As of October 31, 2009, Messrs. Sawers and Moloff did not beneficially own any shares of Harbor Small Company Value Fund.

Northern Cross Investments Ltd	CONFLICTS OF INTEREST

From time to time, potential conflicts of interest may arise between the portfolio manager’s management of the investments of Harbor International Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as Harbor International Fund, track the same index Harbor International Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by Harbor International Fund. The other accounts might also have different investment objectives or strategies than Harbor International Fund.

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Northern Cross Investments Ltd —

continued

Knowledge and Timing of Portfolio Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of Harbor International Fund. Because of the portfolio manager’s positions with Harbor International Fund, the portfolio manager knows the size, timing and possible market impact of Harbor International Fund’s trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of Harbor International Fund.

Investment Opportunities. A potential conflict of interest may arise as result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both Harbor International Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both Harbor International Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by Harbor International Fund and another account. Northern Cross Investments Ltd has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under Northern Cross Investments Ltd’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and the Subadviser’s investment outlook.

COMPENSATION

Mr. Castegren is the owner of Northern Cross Investments Ltd. His compensation is based solely on the profitability of the firm.

SECURITIES OWNERSHIP To be confirmed as of October 31, 2009

As of October 31, 2009, Mr. Castegren beneficially owned shares of Harbor International Fund with a value of over $1,000,000.

Northern Cross, LLC	CONFLICTS OF INTEREST

From time to time, potential conflicts of interest may arise between the portfolio managers’ management of the investments of Harbor International Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as Harbor International Fund, track the same index Harbor International Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by Harbor International Fund. The other accounts might also have different investment objectives or strategies than Harbor International Fund.

Knowledge and Timing of Portfolio Trades. A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of Harbor International Fund. Because of the portfolio managers’ positions with Harbor International Fund, each portfolio manager knows the size, timing and possible market impact of Harbor International Fund’s trades. It is theoretically possible that a portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of Harbor International Fund.

Investment Opportunities. A potential conflict of interest may arise as result of a portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both Harbor International Fund and other accounts managed by one or more of the portfolio managers, but may not be available in sufficient quantities for both Harbor International Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by Harbor International Fund and another account.

Northern Cross, LLC has adopted policies and procedures reasonably designed to treat all accounts fairly and equitably and to address the potentially adverse effect of any conflicts of interest. Northern Cross, LLC has adopted policies and procedures designed to allocate investment opportunities on a fair and equitable basis over time. Under Northern Cross, LLC’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and the Subadviser’s investment outlook.

COMPENSATION

The four principals of Northern Cross, LLC, Messrs. Appleby, Ducrest, LaTorre and Wendell are equal owners of the firm. Their compensation consists of equal shares in the firm’s overall profits.

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Northern Cross, LLC — continued

SECURITIES OWNERSHIP To be confirmed as of October 31, 2009

As of October 31, 2009, Messrs. Appleby, Ducrest, LaTorre and Wendell beneficially owned shares of the Harbor International Fund with a value of $100,001-$500,000, $100,001-$500,000, $500,001-$1,000,000 and $500,001-$1,000,000, respectively.

Marsico Capital Management, LLC	CONFLICTS OF INTEREST

As a general matter, Marsico faces the same need to balance the interests of different clients that any investment adviser with multiple clients might experience. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities subsequently decline.

The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico’s Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, Marsico seeks to allocate such trades to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts. Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

COMPENSATION

The compensation package for portfolio managers of Marsico is structured as a combination of a base salary (may be reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on a number of factors, including Marsico’s overall profitability for the period. Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the portfolio manager provides investment advisory services. In receiving compensation such as bonuses, portfolio managers do not receive special consideration based on the performance of particular accounts and do not receive compensation from accounts charging performance-based fees. Exceptional individual efforts are typically rewarded through salary readjustments and through greater participation in the bonus pool. No other special employee incentive arrangements are currently in place or being planned. In addition to salary and bonus, portfolio managers may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees. Portfolio manager compensation comes solely from Marsico. In addition, Marsico portfolio managers typically are offered equity interests in Marsico Management Equity, LLC which indirectly owns Marsico, and may receive distributions on those equity interests.

As a general matter, Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks. Although performance may be a relevant consideration, to encourage a long-term horizon for managing portfolios, Marsico evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements. Other factors that may also be significant in determining portfolio manager compensation include, without limitation, the effectiveness of the manager’s leadership within Marsico’s Investment Team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

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Marsico Capital Management, LLC —

continued

SECURITIES OWNERSHIP To be confirmed as of October 31, 2009

As of October 31, 2009, Mr. Gendelman did not beneficially own any shares of Harbor International Growth Fund or Harbor Global Growth Fund and Messrs. Gilchrist and Marsico did not beneficially own any shares of Harbor Global Growth Fund.

Pzena Investment Management, LLC	CONFLICTS OF INTEREST

Conflicts of interest may arise in managing the Fund’s portfolio investments, on the one hand, and the portfolios of Pzena’s other clients and/or accounts (together “Accounts”), on the other. Set forth below is a brief description of some of the material conflicts which may arise and Pzena’s policy or procedure for handling them.

Although Pzena has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.

The management of multiple Accounts inherently means there may be competing interests for the portfolio management team’s time and attention. Pzena seeks to minimize this by utilizing one investment approach (i.e., “classic” value investing), and by managing all Accounts on a product specific basis. Thus, all global value Accounts, whether they are mutual fund accounts, institutional accounts or individual accounts, are managed using the same investment discipline, strategy and proprietary investment model as the Fund.

If the portfolio management team identifies a limited investment opportunity which may be suitable for more than one Account, the Fund may not be able to take full advantage of that opportunity. However, Pzena has adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly.

With respect to securities transactions for the Accounts, Pzena determines which broker to use to execute each order, consistent with its duty to seek best execution. Pzena aggregates like orders where it believes doing so is beneficial to the Accounts. However, with respect to certain Accounts, Pzena may be limited by clients with respect to the selection of brokers or it may be instructed to direct trades through particular brokers. In these cases, Pzena may place separate, non-simultaneous transactions for the Fund and another Account which may temporarily affect the market price of the security or the execution of the transaction to the detriment of one or the other.

Pzena manages some Accounts under performance-based fee arrangements. Pzena recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. The structure may create inherent pressure to allocate investments having a greater potential for higher returns to those Accounts with higher performance fees. To prevent conflicts of interest associated with managing accounts with different fee structures, Pzena generally requires portfolio decisions to be made on a product specific basis (i.e., for all global value Accounts). Pzena also requires pre-allocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, Pzena requires average pricing of all aggregated orders. Finally, Pzena has adopted a policy prohibiting portfolio managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.

COMPENSATION

Ms. Cai, Messrs. Goetz and Peterson and the other investment professionals at Pzena are compensated through a combination of a fixed base salary, performance bonus and equity ownership, if appropriate, due to superior personal performance. Pzena avoids a compensation model that is driven by individual security performance, as it believes this can lead to short-term thinking which is contrary to the firm’s value investment philosophy. Pzena considers both quantitative and qualitative factors when determining performance bonuses. The portfolio managers’ bonuses are not specifically dependent upon the performance of the Fund relative to the performance of the Fund’s benchmark, the MSCI World Index. For investment professionals, we examine such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management. However, we always look at the person as a whole and the contributions that they have made and are likely to make in the future. The time frame we examine for bonus compensation is annual. Longer-term success is required for equity ownership consideration. Messrs. Krishna, Goetz and Peterson are equity owners of Pzena. Ultimately, equity ownership is the primary tool used by Pzena for attracting and retaining the best people.

SECURITIES OWNERSHIP To be confirmed as of October 31, 2009

As of October 31, 2009, Ms. Cai, Messrs. Goetz and Peterson did not beneficially own any shares of Harbor Global Value Fund.

THE PORTFOLIO MANAGERS

Shenkman Capital Management, Inc.	CONFLICTS OF INTEREST

As a general matter, Shenkman Capital attempts to minimize conflicts of interest. To that end, Shenkman Capital has implemented policies and procedures for the identification of conflicts of interest, a full copy of which is set forth in the firm’s Compliance Manual. In accordance with this policy, Shenkman Capital has identified certain potential conflicts of interest in connection with its management of Harbor High-Yield Bond Fund.

A potential conflict of interest may arise as a result of Shenkman Capital’s management of other accounts with varying investment guidelines. Shenkman Capital adheres to a systematic process for the approval, allocation and execution of trades. It is Shenkman Capital’s basic policy that investment opportunities be allocated among client accounts with similar investment objectives fairly over time while attempting to maintain minimum dispersion of returns. Because of the differences in client investment objectives and strategies, risk tolerances, tax status and other criteria, there may, however, be differences among clients in invested positions and securities held. Moreover, Shenkman Capital may purchase a security for one client account while appropriately selling that same security for another client account. Certain accounts managed by Shenkman Capital may also be permitted to sell securities short. Accordingly, Shenkman Capital and its employees may take short positions in equity securities of certain issuers for their own account or for the account of any other client at the same time the debt securities, convertible securities or bank loans of such issuers are held long in client accounts. When Shenkman Capital or its employees engages in short sales of securities they could be seen as harming the performance of one or more clients, including Harbor High-Yield Bond Fund, for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. Conversely, Shenkman Capital and its employees may take long positions in equity securities of certain issuers for their own account or for the account of any other client at the same time the debt securities, convertible securities or bank loans of such issuers are sold out of client accounts. Shenkman Capital also acts as investment manager to companies that have, or may in the future have, non-investment grade securities outstanding. Shenkman Capital may purchase these securities for its client accounts, including for Harbor High-Yield Bond Fund. Additionally, Shenkman Capital is not precluded from investing in securities of a company held in some of its client accounts in which such other of its clients have senior or subordinated rights relative to the other, or vice versa.

Shenkman Capital permits its team members to trade securities for their own accounts. Investment personnel, through their position with the firm, are in a position to take investment opportunities for themselves before such opportunities are executed on behalf of clients. Thus, Shenkman Capital has an obligation to assure that its team members do not “front-run” trades for clients or otherwise favor their own accounts. To that end, Shenkman Capital maintains a personal trading policy that includes pre-clearance procedures that require team members to pre-clear trades in securities of non-investment grade rated companies as well as shares of mutual funds for which Shenkman Capital acts as subadviser.

Shenkman Capital is entitled to receive performance fees from certain client accounts. The existence of those fees may incentivize the portfolio managers to disproportionately allocate investment opportunities to these accounts. Shenkman Capital maintains an allocation policy and the firm’s Chief Compliance Officer periodically reviews dispersion among the accounts and allocations to ensure that they are being allocated among all eligible accounts in an equitable manner.

Shenkman Capital may execute transactions between or among client accounts (including rebalancing trades between client accounts) by executing simultaneous purchase and sale orders for the same security. Even in situations where Shenkman Capital believes there is no disadvantage to its clients, these “cross trade” transactions may nonetheless create an inherent conflict of interest because Shenkman Capital has a duty to obtain a price equitable for both the selling client and the purchasing client. When engaging in cross transactions, Shenkman Capital ensures that all parties to the transaction receive at least as favorable a price as would be received if the transaction were executed on the open market.

COMPENSATION

Shenkman Capital offers a highly competitive total compensation package. All team members receive a complete benefits package, base salary, and an annual bonus predicated on individual and firm performance. The percentage of compensation from salary and bonus varies by a team member’s merit. Typically, a bonus is a larger percentage of annual compensation for team members that have made contributions to the firm and achieved a long tenure with the firm.

Messrs. Shenkman, Whitley and Flanagan serve as co-portfolio managers for Harbor High-Yield Bond Fund. Portfolio Managers represent the majority of the firm’s senior management. Their compensation is not formally

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tied to a specific list of criteria. They are compensated based on their ability to implement the firm’s investment strategy, their ability to effectively perform their respective managerial functions, the overall investment performance of the firm, as well as the firm’s growth and profitability. All of the senior Portfolio Managers are owners of the firm.

The Portfolio Managers’ compensation is not based on the performance of Harbor High-Yield Bond Fund or the value of assets held in its portfolio.

SECURITIES OWNERSHIP To be confirmed as of October 31, 2009

As of October 31, 2009, Mr. Flanagan beneficially owned shares of Harbor High-Yield Bond Fund with a value of between $50,001 and $100,000. Messrs. Shenkman and Whitley did not beneficially own any shares of Harbor High-Yield Bond Fund.

Pacific Investment Management Company, LLC	CONFLICTS OF INTEREST

From time to time, potential conflicts of interest may arise between the portfolio manager’s management of the investments of a Fund managed by PIMCO, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has represented to the Adviser that PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

COMPENSATION

PIMCO has adopted a “Total Compensation Plan” for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO’s profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

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Salary and Bonus. Base salaries are fixed and are determined by considering an individual portfolio manager’s experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the “Bonus Factors”) may be considered when determining the bonus for portfolio managers:

•

3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups.

•	Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

•	Amount and nature of assets managed by the portfolio manager;

•	Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

•	Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

•	Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

•	Contributions to asset retention, gathering and client satisfaction;

•	Contributions to mentoring, coaching and/or supervising; and

•	Personal growth and skills added.

A portfolio manager’s compensation is not based directly on the performance of the Funds or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan (“Cash Bonus Plan”), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO’s parent company, Allianz Global Investors (“AGI”), and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI’s profit growth and PIMCO’s profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan is contingent upon continued employment at PIMCO.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual’s overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG (currently known as Allianz SE) (“Allianz”). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners,

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LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director’s employment with PIMCO.

SECURITIES OWNERSHIP To be confirmed as of October 31, 2009

As of October 31, 2009 Mr. Gross did not beneficially own any shares of Harbor Bond Fund, and Mr. Worah did not beneficially own any shares of Harbor Commodity Real Return Strategy Fund or Harbor Real Return Fund.

Fischer Francis Trees & Watts, Inc.	CONFLICTS OF INTEREST

Conflicts of interest of the type that may arise when an investment adviser serves as an adviser to both a mutual fund and to other segregated accounts are minimized at FFTW by FFTW’s investment management decision making process and FFTW’s trade allocation policy.

FFTW’s investment team is organized into teams by product area. The teams are responsible for determining strategy for all portfolios within their group. Views are debated and strategy is determined in weekly strategy sessions, with the participation of heads of each product team. Strategy and positions are expressed in terms of risk exposures relative to a benchmark which are then translated into portfolio positions according to each client’s benchmark and guideline parameters.

Every portfolio, including mutual fund portfolios, is assigned to a Portfolio Manager within the relevant product area. The Portfolio Manager is responsible for ensuring the implementation of the product strategy in each portfolio, subject to benchmark limitations and guideline parameters. The portfolio manager either executes trades in the portfolio himself or delegates to another member of the investment team who assumes responsibility for issue selection within that sector. This process ensures that investment decisions for specific portfolios are consistent with the strategy for the product area, taking into account the individual portfolio’s benchmark, risk parameters and investment guidelines.

In terms of setting a portfolio’s risk parameters, these are established at the portfolio’s inception, based upon the client’s investment guidelines and overall risk preferences. The Portfolio Manager and the Client Portfolio Manager monitor the portfolio’s compliance with such parameters on an ongoing basis, while ultimately the Risk Oversight group assumes responsibility for ensuring guideline compliance.

This process ensures that strategy is determined at the product level and executed across all portfolios within that product grouping, subject only to pre-determined risk parameters and to client guideline and benchmark parameters.

In addition, FFTW executes trades on behalf of all similarly managed accounts within a product group on a block basis. Block transactions are allocated fairly and equitably across all participating accounts utilizing an automated, non-preferential proprietary trade execution system that allocates the trades according to each participating portfolio’s size and pre-determined, pre-programmed risk profile. The automated allocation system ensures that no managed account is favored with respect to the selection of securities or timing of purchase or sale of securities over another account.

Trade allocation and best execution practices are monitored and reviewed on a monthly basis as part of the Global Compliance Monitoring Program, which is carried out independently by FFTW’s Risk Oversight group. This review takes into consideration FFTW’s trading procedures and the nature of the fixed income markets. Trade execution prices for a sampling of trades are compared with an independent source. An explanation is sought from the investment professional in the event of significant variance between the trade execution price and the price determined by the independent source. A variance report is issued to senior management on a quarterly basis. Any deviations which occurred from FFTW’s policy to allocate investment opportunities fairly and equitably across all participating accounts would be identified during this review.

As described below, to address these potential conflicts, FFTW’s investment decision-making and trade allocation policies and procedures are designed to ensure that none of the firm’s clients are disadvantaged in the

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firm’s management of accounts. Additionally, the firm’s internal controls are tested on a routine schedule as part of FFTW’s Global Compliance Monitoring Program and annually, the firm engages its external auditor to perform a SAS 70 exam.

COMPENSATION

FFTW aims to provide all staff with total compensation packages that are competitive with the applicable local market (New York, London, and Singapore). Compensation is based on a combination of individual, team, and firm performance. Where possible, quantifiable goals are established; actual performance is then assessed against these goals, and total compensation is determined.

There are two standard components of the remuneration structure for our professional staff: salary and discretionary bonus based on market survey data.

A significant portion of remuneration for investment professionals is variable compensation, which is dependent on investment results and value-added results for clients, as well as other important responsibilities such as contributions to developing the investment process and interaction with clients. Discretionary bonuses are available to all qualified employees. For more senior professionals, the overall profitability of the firm becomes increasingly important to overall compensation levels.

Individual and team performances are evaluated in absolute terms for total return strategies and in terms of excess return compared to the benchmark for those strategies managed against a market benchmark; the latter comprises the bulk of the firm’s portfolios.

The risks taken to achieve performance are carefully monitored on an ongoing basis, as each of FFTW’s clients has a tracking error target. Any deviation from this target is monitored by heads of the product teams, and the client portfolio managers to ensure that neither too much nor too little risk is taken in a portfolio. The market benchmark for each portfolio is identified in the investment guidelines. All portfolios are managed within the predefined tracking volatility parameters and have a volatility target, a return target, and, as a result, an expected information ratio. All of these targets are taken into account when evaluating investment professionals. Return relative to peers is taken into account, but is given less importance than the parameters detailed above.

FFTW actively participates in a number of compensation surveys on a global basis; the most significant being the survey conducted by McLagan Partners, which provides compensation information with an in-depth financial services industry focus. The survey information enables FFTW to assess market remuneration and performance information from a competitive perspective. This enables the firm to identify compensation trends, market opportunities, and business improvement opportunities, thereby ensuring that FFTW remains competitive when compared with its competitors. While the McLagan survey sample is often broader in scope than FFTW’s immediate peers, FFTW works with McLagan Partners to tailor the survey information so it relates to a specific peer group containing firms of a similar size to FFTW. Compensation is based according to different quartiles that are identified in the survey information. Exceptional performance is compensated according to the top quartile for the respective position and average performance is compensated according to the lower quartiles.

Measurement periods are annual, although salary increases can be made at other times in response to changes in individual’s responsibilities or market pressure. All investment professional’s compensation is determined by senior management, upon assessing personal achievement, collective goals and objectives, and overall profitability of the firm.

SECURITIES OWNERSHIP To be confirmed as of October 31, 2009

As of October 31, 2009, Mr. O’Donnell did not beneficially own any shares of Harbor Short Duration Fund or Harbor Money Market Fund.

Harbor Capital Advisors, Inc.	CONFLICTS OF INTEREST

While it is possible that potential conflicts of interest may arise in connection with the portfolio managers’ management of the Target Retirement Funds, most of these potential conflicts are mitigated by the Adviser’s use of the manager-of-managers approach whereby the Adviser selects and oversees subadvisers who are responsible for the day-to-day management of the assets of the underlying Harbor Funds. A potential conflict of interest may arise, for example, if the portfolio managers were to allocate more assets of the Target Retirement Funds to those underlying Harbor Funds with higher management fees. The Adviser follows a well-defined asset allocation process for the Target Retirement Funds to limit this potential conflict of interest.

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COMPENSATION

The Adviser’s compensation methodology for the portfolio managers consists of the following components:

(1)	Base Salary. Base salary is a fixed amount determined at the beginning of each calendar year. Each portfolio manager’s base salary is based upon the responsibilities of his or her position with the Adviser, years of service and contribution to the long-term performance of the Adviser.

(2)	Annual Cash Bonus. Portfolio managers generally participate in at least one and possibly more bonus programs of the Adviser.

A.	Profit Sharing Plan (PSP). Virtually every employee of the Adviser participates in the PSP or a similar program. The PSP provides for a possible incentive payment based upon the Adviser’s performance against its budgeted EBIT (earnings before interest and taxes). While the measurement can change from year to year, in most years the PSP evaluates performance against budgeted EBIT margins, expressed as a percentage. Good control over costs is an important factor in achieving the PSP objectives.

B.	Senior Management Incentive Program (SMIP). Most senior professionals of the Adviser participate in the SMIP or a similar incentive plan. The objectives of the SMIP can vary from year to year, although for front-line portfolio managers, objectives will include performance of the Target Retirement Funds compared to benchmarks, performance against budgeted earnings and other objectives as may be determined from year to year.

Target percentages for both the PSP and SMIP are established as a percentage of each portfolio manager’s base salary. The target percentages used in the calculation of both the PSP and SMIP are determined through an annual performance evaluation process based on qualitative and quantitative factors.

SECURITIES OWNERSHIP

To be updated as of October 31, 2009

THE DISTRIBUTOR

Harbor Funds Distributors, Inc.	Harbor Funds Distributors, Inc. (the “Distributor”) acts as the principal underwriter and distributor of each Fund’s shares and continually offers shares of the Funds pursuant to a distribution agreement approved by the Trustees. Its mailing address is Harbor Funds Distributors, Inc., 111 South Wacker Drive, 34th Floor, Chicago, IL 60606. David G. Van Hooser is a Director, the Chief Executive Officer and Treasurer of the Distributor; Charles F. McCain is a Director and Executive Vice President of the Distributor; Charles P. Ragusa is an Executive Vice President of the Distributor; Susan A. DeRoche is the Secretary of the Distributor; and Jodie L. Crotteau is the Assistant Secretary of the Distributor. The Distributor is a Delaware corporation, a registered broker-dealer and a wholly-owned subsidiary of the Adviser.

Harbor Funds has authorized one or more brokers to accept on its behalf purchase and redemption orders. These brokers are authorized to designate other intermediaries to accept purchase and redemption orders on Harbor Funds’ behalf. Harbor Funds is deemed to have received a purchase or redemption order when an authorized broker or, if applicable, the broker’s authorized designee, receives the order prior to the close of regular trading on the NYSE. Shareholders’ orders will be priced at the net asset value per share next determined after they are accepted in good order by an authorized broker or the broker’s authorized designee.

Distribution Plans	The Trust has adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act with respect to each Fund’s Administrative Class shares and Investor Class shares (collectively the “Plans”). Each Fund, pursuant to the Plans, pays the Distributor compensation at the annual rate of up to 0.25% of the average daily net assets of Administrative Class shares and of Investor Class shares.

All of the Plans compensate the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of Administrative and Investor Class shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for (other than existing shareholders) prospective shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by the Distributor on behalf of each Fund. The Plans do not obligate the Funds to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under the Plans. Thus, even if the Distributor’s actual expenses exceed the fee payable to the Distributor at any given time, the Funds will not be obligated to pay more than that fee. If the Distributor’s expenses are less than the fee it receives, the Distributor will retain the difference.

The Distributor may from time to time waive or reduce any portion of its 12b-1 fee for Administrative Class shares and Investor Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, the Distributor will retain its ability to be reimbursed for such fee prior to the end of each fiscal year.

Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Distributor pursuant to the respective Plans.

Payments for distribution and service fees are accrued daily and may not exceed 0.25% per annum of daily net assets attributable to Administrative Class shares and Investor Class shares, respectively. Expense incurred by the Distributor under the Plans may not be carried forward for reimbursement by the Administrative Class shares or Investor Class shares of a Fund beyond 12 months from the date such expenses were incurred.

Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of FINRA.

As required by Rule 12b-1, the Plans and related forms of shareholder service agreements were approved by the Board of Trustees, including a majority of the trustees who are not “interested persons” (as defined in the Investment Company Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the “Rule 12b-1 Trustees”). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) lower

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brokerage costs; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the Trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

Actual Fees Paid to Harbor Funds Distributors Pursuant to the Distribution Plans	The actual fees paid by the Funds to the Distributor pursuant to the Plans for the year ended October 31, 2009, were as follows:

	Total Paid to Distributor		Retained by Distributor[1]		Paid to Intermediaries[2]
	Administrative Class (000s)	Investor Class (000s)	Administrative Class (000s)	Investor Class (000s)	Administrative Class (000s)	Investor Class (000s)
DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund
Harbor Mid Cap Growth Fund
Harbor Small Cap Growth Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Value Fund
Harbor Small Cap Value Fund
Harbor Small Company Value Fund
INTERNATIONAL EQUITY FUNDS
Harbor International Fund
Harbor International Growth Fund
GLOBAL EQUITY FUNDS
Harbor Global Value Fund
Harbor Global Growth Fund[3]
STRATEGIC MARKET FUNDS
Harbor Commodity Real Return Strategy Fund
FIXED INCOME FUNDS
Harbor High-Yield Bond Fund
Harbor Bond Fund		N/A		N/A		N/A
Harbor Real Return Fund		N/A		N/A		N/A
Harbor Short Duration Fund		N/A		N/A		N/A
Harbor Money Market Fund		N/A		N/A		N/A
TARGET RETIREMENT FUNDS
Harbor Target Retirement Income Fund[5]
Harbor Target Retirement 2010 Fund[5]
Harbor Target Retirement 2015 Fund[5]
Harbor Target Retirement 2020 Fund[5]
Harbor Target Retirement 2025 Fund[5]
Harbor Target Retirement 2030 Fund[5]
Harbor Target Retirement 2034 Fund[5]
Harbor Target Retirement 2040 Fund[5]
Harbor Target Retirement 2045 Fund[5]
Harbor Target Retirement 2050 Fund[5]

[1]	Amounts retained by the Distributor for administrative expenses.
[2]	Amounts paid by the Distributor to intermediaries for the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services.
[3]	Commenced operations March 1, 2009.
[4]	Commenced operations January 2, 2009.

THE SHAREHOLDER SERVICING AGENT

Harbor Services Group, Inc.	Harbor Services Group, Inc. (the “Shareholder Servicing Agent”) acts as the shareholder servicing agent for each Fund and in that capacity maintains certain financial and accounting records of the Funds. Its mailing address is P.O. Box 804660, Chicago, IL 60680-4108. The Shareholder Servicing Agent is a Delaware corporation, a registered transfer agent and a wholly-owned subsidiary of the Adviser. David G. Van Hooser and Charles F. McCain are each a Director of the Shareholder Servicing Agent; Charles P. Ragusa is the President of the Shareholder Servicing Agent; Anmarie S. Kolinski is the Chief Financial Officer of the Shareholder Servicing Agent; and Jodie L. Crotteau is the Assistant Secretary of the Shareholder Servicing Agent.

The Shareholder Servicing Agreement has been approved by the Trustees of the Funds (except the Target Retirement Funds) and provides for compensation up to the following amounts per class of each Fund (except the Target Retirement Funds):

Share Class	Transfer Agent Fees
Institutional Class	0.09% of the average daily net assets of all Institutional Class shares.
Administrative Class	0.09% of the average daily net assets of all Administrative Class shares.
Investor Class	0.21% of the average daily net assets of all Investor Class shares.

The Target Retirement Funds provide for compensation up to the following amounts per class of each Target Retirement Fund:

Share Class	Transfer Agent Fees
Institutional Class	0.00% of the average daily net assets of all Institutional Class shares.
Administrative Class	0.00% of the average daily net assets of all Administrative Class shares.
Investor Class	0.12% of the average daily net assets of all Investor Class shares.

Payments to Financial Intermediaries	The Shareholder Servicing Agent, the Distributor, the Adviser and/or their affiliates pay fees to unaffiliated intermediaries for providing certain sub-accounting, recordkeeping and/or similar services to shareholders who hold their shares through omnibus accounts that are maintained by the intermediary. These include participants in employee benefit or retirement plans and shareholders who invest through financial intermediaries. These fees may consist of per fund or per sub-account charges which are assessed on a periodic basis (i.e., per year) and/or an asset based fee which is determined based upon the value of the assets maintained by the intermediary. These fees are paid by the Shareholder Servicing Agent out of the transfer agent fees received by the Shareholder Servicing Agent and/or by the Distributor or Adviser out of their own assets, and are not separately paid by the Funds. Because all or a substantial portion of the assets of the Shareholder Servicing Agent, Adviser and Distributor are attributable to fees paid by the Funds, the Funds could be considered to be indirectly paying some or all of these fees to the financial intermediaries when those fees are paid by the Shareholder Servicing Agent, Adviser and/or Distributor out of their own assets. These fees may be in addition to any distribution and shareholder servicing (12b-1) fees received by the Distributor or transfer agent fees received by the Shareholder Servicing Agent. The unaffiliated intermediaries that may be compensated by the Shareholder Servicing Agent, the Distributor or Adviser or its affiliates include employee benefit plan and retirement plan administrators, broker-dealers, banks, trust companies and other financial institutions which maintain accounts for their customers in the Funds. The Adviser may also pay an asset-based fee to an affiliate of its parent company, Robeco, for activities related to the marketing of the Funds outside of the United States. This asset-based fee is determined based upon the value of the assets sold to shareholders located in certain countries outside of the United States. The fee is paid out of the Adviser’s own assets and is not paid separately by the Funds.

CODE OF ETHICS

Code of Ethics	Harbor Funds, the Adviser, the Distributor and each Subadviser have each adopted a code of ethics which complies in all material respects with Rule 17j-1 under the Investment Company Act. These codes of ethics are designed to prevent trustees/directors, officers and designated employees (“Access Persons”) who have access to information concerning portfolio securities transactions of Harbor Funds from using that information for their personal benefit or to the disadvantage of Harbor Funds. These codes of ethics are also designed to prevent both Access Persons and all employees of the Adviser from profiting from short-term trading in shares of any Harbor Funds (except Harbor Short Duration Fund and Harbor Money Market Fund which are not subject to the same short-term trading restrictions). The codes of ethics do permit Access Persons to engage in personal securities transactions for their own account, including securities which may be purchased or held by Harbor Funds, but impose significant restrictions on such transactions and require Access Persons to report all of their personal securities transactions (except for transactions in certain securities where the potential for a conflict of interest is very low such as unaffiliated open-end mutual fund shares and money market instruments). Each of the codes of ethics are on public file with and are available from the SEC.

Because each Subadviser is an entity not otherwise affiliated with Harbor Funds or the Adviser, the Adviser has delegated responsibility for monitoring the personal trading activities of the Subadviser’s personnel to each Subadviser in accordance with that Subadviser’s code of ethics. Each Subadviser provides Harbor Funds’ Board of Trustees with a quarterly certification of the Subadviser’s compliance with its code of ethics and with Rule 17j-1 and a report of any significant violations of its code.

PORTFOLIO HOLDINGS

Portfolio Holdings Disclosure Policy	The Board of Trustees of Harbor Funds has adopted policies and procedures which govern the disclosure of the Funds’ portfolio holdings and the disclosure of statistical information about the Funds’ portfolios.

These policies and procedures are designed to strike an appropriate balance between providing enough information to help investors understand the Funds’ recent historical performance and at the same time ensuring that investors do not receive information which would enable them to trade based on that information to the detriment of the Fund or its other shareholders. As an overarching principal, these policies and procedures prohibit the Funds and any service provider to the Funds, including the Adviser, from entering into any arrangement to receive any compensation or consideration, either directly or indirectly, in return for the disclosure of a Fund’s non-public portfolio holdings.

These policies and procedures provide that each Fund’s full list of portfolio holdings is published quarterly (monthly with respect to Harbor Money Market Fund), with a 15-day lag, on www.harborfunds.com. Each Fund’s top ten portfolio holdings as a percentage of its total net assets are published quarterly, with a 10-day lag, on www.harborfunds.com. This information remains available on Harbor Funds’ website until the information is updated for the subsequent period.

For purposes of these policies and procedures, “portfolio holdings” means the individual securities or other instruments held by a Fund. This includes equity and fixed income securities, such as stocks and bonds, and derivative contracts, such as futures, options and swaps held by the Funds. “Portfolio holdings” does not include information which is derived from (but does not include) individual portfolio holdings, such as statistical information about a Fund or a Fund’s aggregate cash position. Statistical information includes information such as how a Fund’s portfolio is divided (in percentage terms) among various industries, sectors, countries, value and growth stocks, small, mid and large cap stocks, credit quality ratings, and maturities. Statistical information also includes financial characteristics about a Fund’s portfolio such as alpha, beta, R-squared, information ratio, Sharpe ratio, various earnings and price based ratios (such as price-to-earnings, price-to-book, and earnings growth), duration, maturity, market capitalization, and portfolio turnover.

While statistical information is not considered “portfolio holdings”, the policies and procedures adopted by the Board of Trustees of Harbor Funds limit the disclosure of statistical information derived from portfolio holdings which have not yet been publicly disclosed to further ensure that such information could not be used in a manner which is adverse to the Funds. Specifically, statistical information derived from non-public portfolio holdings data may only be based on a Fund’s month end portfolio holdings data and then may only be released beginning 5 days after that month end date. In addition, only the officers of the Trust and certain employees of Harbor Capital are authorized to release such statistical information and they may not do so if they reasonably believe that the recipient of that statistical information could use that information as a basis on which to trade in the Fund shares to the detriment of the Fund or its other shareholders. Statistical information may be provided to existing or potential shareholders in the Funds and to their representatives for the sole purpose of helping to explain a Fund’s recent historical performance.

The policies and procedures adopted by the Board of Trustees of Harbor Funds also prohibit the disclosure of non-public portfolio holdings to third parties except in certain limited circumstances where Harbor Funds or a service provider has a legitimate business purpose for disclosing that information and the recipients are obligated to maintain the confidentiality of that information and are prohibited from using that non-public information to trade for their own account. The Chief Compliance Officer of Harbor Funds must authorize any such disclosure in those limited circumstances.

Non-public portfolio holdings are disclosed daily, with no lag, to the following persons for the sole purpose of assisting the service provider in carrying out its designated responsibilities for the Fund or Funds:

•	The Adviser with respect to all Funds and each subadviser solely with respect to the Fund for which it serves as subadviser;

•	The Funds’ custodian and accounting agent;

•	FactSet Research System Inc., which provides data collection and analytic services, for the sole purpose of assisting the Adviser in assessing the Funds’ performance and portfolio attributes;

•	Glass, Lewis & Co. LLC, which provides proxy voting information services for the sole purpose of assisting the Adviser in voting proxies on behalf of the equity Funds;

•	Institutional Shareholder Services, which provides proxy voting information services for the sole purpose of assisting the Adviser in voting proxies on behalf of the equity Funds;

PORTFOLIO HOLDINGS

Portfolio Holdings Disclosure Policy —

continued

•

FactSet Research Systems Inc., Bloomberg L.P. and Mathias & Carr, each of whom provide services to Jennison, for the sole purpose of assisting Jennison in performing its services as Subadviser to Harbor Capital Appreciation Fund;

•

Brown Brothers Harriman & Co., FactSet Research Systems, Inc., Investment Technology Group, Inc., State Street Bank and Trust Company and Broadridge Financial Solutions, Inc., each of whom provide services to Wellington Management, for the sole purpose of assisting Wellington Management in performing its services as Subadviser to Harbor Mid Cap Growth Fund;

•	Advent Software, Inc., which provides services to Westfield, for the sole purpose of assisting Westfield in performing its services as Subadviser to Harbor Small Cap Growth Fund;

•	SS&C Technologies, Inc., which provides services to LSV, for the sole purpose of assisting LSV in performing its services as Subadviser to Harbor Mid Cap Value Fund;

•

Advent Software, Inc. and FactSet Research Systems, Inc., each of whom provide services to EARNEST Partners, for the sole purpose of assisting EARNEST Partners in performing its services as Subadviser to Harbor Small Cap Value Fund.

•	Bank of New York Mellon, which provides services to Evercore, for the sole purpose of assisting Evercore in performing its services to Harbor Small Company Value Fund;

•	Boston Investor Services, which serves as the administrator to Northern Cross, for the sole purpose of assisting Northern Cross in performing its services to Harbor International Fund;

•	Advent Software, Inc., which provides services to Northern Cross, for the sole purpose of assisting Northern Cross in performing its services to Harbor International Fund;

•

Mellon Analytical Solutions, FactSet Research Systems, Inc., Advent Software, Inc., Cogent Consulting, and Macgregor XIP, each of whom provide services to Marsico, for the sole purpose of assisting Marsico in performing its services as Subadviser to Harbor International Growth Fund and Harbor Global Growth Fund;

•	Electra Information Systems, which provides services to Pzena, for the sole purpose of assisting Pzena in performing its services as Subadviser to Harbor Global Value Fund; and

•

FactSet Research Systems Inc., Bloomberg L.P. and Markit WSO Corporation, each of whom provide services to Shenkman Capital, for the sole purpose of assisting Shenkman Capital in performing its services as Subadviser to Harbor High-Yield Bond Fund.

Harbor Funds seeks to avoid potential conflicts between the interests of the Funds’ shareholders and those of the Funds’ service providers and ensure that non-public portfolio holdings information is disclosed only when such disclosure is in the best interests of a Fund and its shareholders. Harbor Funds seeks to accomplish this by permitting such disclosure solely for the purpose of assisting the service provider in carrying out its designated responsibilities for the Fund or Funds and by requiring any such disclosure to be authorized in the manner described above. The Board of Trustees receives a report at least annually concerning the effectiveness and operation of the Funds’ policies and procedures, including those governing the disclosure of portfolio information.

PROXY VOTING

Proxy Voting Policy	The Board of Trustees of Harbor Funds has adopted proxy voting policies, procedures and guidelines (the “Proxy Voting Guidelines”) to govern the voting of proxies by each Harbor fund that invests in equity securities. The Board has delegated the responsibility for the administration of the proxy voting process generally and the voting of the proxies specifically to the Proxy Voting Committee (the “Committee”) of the Adviser. The Committee is comprised of senior staff of the Adviser, including several who also serve either as a Trustee and/or officer of Harbor Funds. The Committee reports directly to the Board. As the investment adviser to each Fund, the Adviser and its staff are subject to a fiduciary duty to act in the best interests of each Fund and its shareholders when carrying out their proxy voting responsibilities on behalf of the Funds. This policy does not permit the Board to delegate voting authority to anyone who does not serve as a fiduciary to the Funds.

OVERALL OBJECTIVE

The objective of the Proxy Voting Guidelines established by the Board of Trustees of Harbor Funds is to support proxy proposals and director nominees that maximize the value of a Fund’s investment in portfolio securities over the long term. While the objective is straight forward, the Funds receive a broad range of proposals that are frequently complex. As a result, the Proxy Voting Guidelines are designed to provide the Committee with a framework for assessing each proposal and delineate factors which the Committee should consider as part of its voting decision. The Committee evaluates each proposal on its own merits taking into account the particular facts and circumstances presented.

The Committee is obligated to vote proxies in a manner which is consistent with its fiduciary duty to act in the best interests of each Fund and its shareholders. Normally, this means that the Committee will cast votes in accordance with the Proxy Voting Guidelines. However, in the event the Proxy Voting Guidelines do not address a particular proposal adequately, the Committee occasionally may vote in a manner which is contrary to the Proxy Voting Guidelines when it believes, based upon an assessment of the facts and circumstances, that such action is in the best interests of the respective Fund and its shareholders.

The Committee also is responsible for making recommendations and providing guidance to the Board as to the nature and scope of the Proxy Voting Guidelines based upon its experience in voting proxies. The Committee also is responsible for apprising the Board of current developments, both from an industry and regulatory perspective, which the Committee believes may affect the Proxy Voting Guidelines or the administration of the proxy voting process by the Committee. Furthermore, the Committee is responsible for reporting to the Board on the proxy voting process, including a summary of the proxy voting results for each Fund and any instance, expected to be rare, in which votes were cast in a manner which deviated from the Proxy Voting Guidelines.

VOTING PROCESS

In order to facilitate the proxy voting process, Harbor Funds and the Adviser have retained Glass, Lewis & Co. (“Glass Lewis”), an independent proxy voting agent, to assist in the proxy voting process. Glass Lewis is responsible for collecting, reviewing, and analyzing each proxy received by a Fund and notifying the Committee that a proxy vote is required.

In evaluating proxy proposals, the Committee considers information from many sources, including but not limited to, the Subadvisers, management or shareholders of a company presenting a proposal, and independent proxy research services (currently, Glass Lewis). Glass Lewis provides an analysis of the proxy proposals and specific vote recommendation to assist in the proxy research process. The Committee also receives additional research, analysis and voting recommendations for proxy proposals from Institutional Shareholder Services (“ISS”), a division of Risk Metrics. While the Committee will normally take into account the information provided by Glass Lewis and ISS, the Committee is responsible for making all voting decisions in accordance with the Proxy Voting Guidelines and the Committee’s fiduciary duty to act in the best interests of each Fund and its shareholders. The Committee is responsible for maintaining appropriate documentation and assuring that it adequately reflects the basis for any vote which is cast in a manner which deviates from the Proxy Voting Guidelines.

PROXY VOTING GUIDELINES

The Board has established the Proxy Voting Guidelines to cover many of the issues that frequently occur in proxy voting. However, the Proxy Voting Guidelines cannot cover all possible voting scenarios or proposals that the Funds may receive. In the absence of a specific guideline, the Committee must evaluate each proposal and vote each proxy in a manner that is consistent with the objective and spirit of these Proxy Voting Guidelines. It is also permissible for the Committee to refrain from voting a proxy if it determines that it would be in the best interests of the Fund and its shareholders to not vote in that instance. This may arise when voting would result in the imposition of trading or similar restrictions on a Fund or when the expected cost of voting exceeds the benefits of voting.

PROXY VOTING

Proxy Voting Policy —

continued

The following is a summary of the more significant Proxy Voting Guidelines established by the Board:

•

Consideration Given Company Recommendations. One of the primary factors a Fund portfolio manager considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Proxy Voting Guidelines were developed with the recognition that an operating company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors, while staying focused on maximizing shareholder value. Accordingly, the Board believes that the recommendation of the company’s board of directors and management on most issues should be given weight in determining how proxy issues should be voted. This reflects the basic investment philosophy that good management is shareholder focused. However, the position of the company’s board or directors or management will not be supported in any situation where that position is found not to be in the best interests of the Fund. As a result, the Board expects that the Funds would vote against a proposal recommended by the company’s board of directors or management when they conclude that a particular proposal may adversely affect the long-term investment merits of owning stock in that portfolio company.

•

Boards of Directors and Director Nominees. The Funds normally support boards of directors and director nominees of companies with a majority of independent directors and key committees that are comprised entirely of independent directors. The Funds will generally support all directors on the nominating committee when the committee is made up of a majority of independent directors and when the nominating committee is chaired by an independent board member. The Funds will withhold votes from inside directors who serve on the compensation and audit committees, unless the company is majority controlled by such inside director or affiliated beneficial owners. The Funds will generally withhold votes for outside directors who do not meet certain criteria relating to their independence. The Funds will also generally withhold votes from any director that misses more than one-fourth of scheduled board meetings, without valid reasons for absences, and will generally withhold votes from directors who sit on an excessive number of public company boards.

The Funds also hold directors accountable for the actions of the committees on which the directors serve. For example, the Committee will withhold votes for nominees who serve on the compensation committees which propose or approve equity-based compensation plans that unduly dilute the ownership interests of shareholders or propose or approve compensation plans that appear to be excessive or inappropriate given competitive compensation levels, company performance or other appropriate factors that in the opinion of the Committee, warrant consideration in evaluating the compensation plan.

The Funds will also generally support efforts to declassify existing boards, and will block efforts by companies to adopt classified board structures.

•

Majority Vote Standard. The Funds generally will support efforts to implement a majority vote standard for the election of directors. However, the Funds will also take into account the extent to which a company has taken other reasonable steps to achieve the same objective and will generally vote against a majority vote proposal when the Funds believe such other steps are in fact reasonable. For example, the Funds believe that an appropriately tailored director resignation policy adopted by the company (i.e., requiring a director to resign upon receiving a majority “withhold” vote) would normally achieve the same objective as a majority vote standard for the election of directors.

•

Cumulative Voting. The Funds generally will vote against cumulative voting proposals on the premise that cumulative voting allows shareholders a voice in director elections that is disproportionate to the shareholders’ economic investment in the company. Cumulative voting allows a shareholder to cast all of his or her votes for a single director.

•

Approval of Independent Auditors. The Funds generally support a relationship between a company and its auditors that is limited primarily to the audit, although it may include certain closely related activities that do not, in the aggregate, cause the auditor’s independence to be impaired. The Funds generally will support management’s recommendation for the ratification of the auditor except in instances where audit and audit-related fees make up less than 50% of the total fees paid by the company to the audit firm. The Funds will evaluate on a case-by-case basis those situations in which the audit firm has a substantial non-audit relationship with the company (regardless of its size relative to the audit fee) to determine whether the Funds believe independence may have been compromised.

•

Equity-based compensation plans. The Funds support appropriately designed stock-based compensation plans, administered by an independent committee of the board and approved by shareholders, to align the

PROXY VOTING

Proxy Voting Policy —

continued

interests of long-term shareholders and the interests of management, employees, and directors. The Funds oppose stock-based compensation plans that substantially dilute Fund shareholders’ ownership interest in the company, provide participants with excessive awards, or have inherently objectionable structural features.

•

Anti-Takeover and Corporate Governance Issues. The Funds believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve (or reject) changes to the corporation’s by-laws by a simple majority vote. Accordingly, the Funds support proposals to remove super-majority voting requirements for certain types of proposals. The Funds will vote against proposals to impose super-majority requirements. The Funds also support proposals to lower barriers to shareholder action (e.g., limited rights to call special meetings or limited rights to act by written consent) and generally vote for proposals to subject poison pills to a shareholder vote.

•

Social and Corporate Policy Issues. Proposals in this category, frequently initiated by shareholders, typically request that the company disclose or amend certain business practices. In general, the Funds believe that these matters are primarily the responsibility of management. Such matters should be evaluated and approved solely by the corporation’s board of directors. Generally, the Funds will vote with a company’s management on such issues although it may make exceptions where it believes a proposal has significant economic merit that has not been adequately addressed by management and is in the best interests of the Funds and their shareholders.

•

Foreign Companies. Corporate governance standards, disclosure requirements and voting processes vary significantly among the foreign markets in which the Funds may invest. The Funds will generally vote proxies for foreign companies in a manner which the Funds believe is consistent with the objective of the Proxy Voting Guidelines which is to maximize the value of a Fund’s investment in portfolio securities over the long term, while taking into account differing practices by market.

There may be many instances where the Funds elect not to vote proxies relating to foreign securities. Many foreign markets require that securities be blocked or re-registered to vote at a company’s shareholder meeting. The Funds will normally not vote proxies in foreign markets that require the securities be blocked or re-registered to vote so as to not subject Funds to the loss of liquidity imposed by these requirements unless the proposal is expected to have a significant economic impact on the Funds’ investments.

In addition, the costs of voting in foreign markets (e.g., including custodian fees and voting agency fees) may be substantially higher than for U.S. holdings. As a result, the Funds may choose not to vote proxies relating to foreign securities held by clients in instances where the issues presented are unlikely to have a material impact on the value of a client’s investment in that foreign security.

•

Voting for a Fund which Invests in Other Harbor Funds. Certain Funds (the “acquiring funds”) may, from time to time, own shares of other Harbor Funds (the “underlying funds”). If an underlying fund submits a matter to a vote of its shareholders, votes for and against such matters on behalf of the acquiring funds will be cast in the same proportion as the votes of the other shareholders in the underlying funds.

CONFLICTS OF INTEREST

The Committee has the obligation to assess the extent, if any, to which there may be a material conflict between the interests of a Fund on the one hand and the Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand. The Committee performs this assessment for each proxy on a proposal-by-proposal basis, and a conflict with respect to one proposal in a proxy does not indicate that a conflict exists with respect to any other proposal in such proxy.

If the Committee determines that a conflict may exist, it will resolve the conflict in accordance with the guidelines set forth in the Funds’ Proxy Voting Guidelines and promptly report the matter and its resolution to the Funds’ Chief Compliance Officer. The Committee is authorized to resolve any such conflict in a manner that is in the best interests of the Funds. The Committee will report all conflicts, and the resolution of such conflicts, to the Board on a quarterly basis.

PROXY VOTING INFORMATION

Information regarding how each Fund voted proxies relating to securities held by the Fund during the most recent 12 month period ended June 30 is available (1) without charge, on the Funds’ website at www.harborfunds.com; and (2) on the SEC’s website at www.sec.gov.

PORTFOLIO TRANSACTIONS

The Subadvisers are responsible for making specific decisions to buy and sell securities for the respective Funds that they manage. They are also responsible for selecting brokers and dealers to effect these transactions and negotiating, if possible, brokerage commissions and dealers’ charges.

Purchases and sales of securities on a securities exchange are effected by brokers, and the Funds pay a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges the commissions are fixed. In the over-the-counter market, securities (e.g., debt securities) are normally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Adviser and each Subadviser attempt to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of each Fund and other clients on the basis of the broker-dealers’ professional capability, the value and quality of their brokerage services and the level of their brokerage commissions.

Under each Investment Advisory Agreement and Subadvisory Contract and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser or a Subadviser may cause a Fund to pay a commission to broker-dealers who provide brokerage and research services to the Adviser or the Subadviser for effecting a securities transaction for a Fund. Such commission may exceed the amount other broker-dealers would have charged for the transaction, if the Adviser or the Subadviser determines in good faith that the greater commission is reasonable relative to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser’s or Subadviser’s overall responsibilities to the Funds or to its other clients. The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Although commissions paid on every transaction will, in the judgment of the Adviser or the Subadviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Funds and the Adviser’s or Subadviser’s other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Research provided by brokers is used for the benefit of all of the clients of the Adviser or a Subadviser and not solely or necessarily for the benefit of the Funds. The Adviser’s and each Subadviser’s investment management personnel attempt to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the Adviser or a Subadviser as a consideration in the selection of brokers to execute portfolio transactions.

In certain instances there may be securities which are suitable for a Fund’s portfolio as well as for that of another Fund or one or more of the other clients of the Adviser or a Subadviser. Investment decisions for a Fund and for the Adviser’s or Subadviser’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. Harbor Funds believes that over time its ability to participate in volume transactions will produce better executions for the Funds.

PORTFOLIO TRANSACTIONS

Broker Commissions	The investment advisory fee that the Funds pay to the Adviser will not be reduced as a consequence of the Adviser’s or Subadviser’s receipt of brokerage and research services. To the extent a Fund’s portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount which cannot be presently determined. Such services would be useful and of value to the Adviser or a Subadviser in serving both the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Adviser or a Subadviser in carrying out its obligations to the Funds.

The table below sets forth information concerning the payment of commissions by the Funds, including the amount of such commissions paid to affiliates (if any) for the indicated fiscal years:

	Total Brokerage Commissions Paid to Brokers Who Provided Research Year Ended 10/31/2009 ($000s)	Total Brokerage Commissions Paid ($000s)
		2009(%)*	2009	2008	2007
DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund				$12,469	$10,797
Paid to affiliated brokers[1]				—	5
Percentage of total brokerage commissions paid to affiliated brokers				0.00%	0.05%
Percentage of the aggregate dollar amount of portfolio transactions involving the payment of commissions to affiliated brokers				0.00%	0.02%
Harbor Mid Cap Growth Fund				$1,261	$533	[a]
Harbor Small Cap Growth Fund				1,359	1,309
Harbor Large Cap Value Fund				585	1,144	[a]
Harbor Mid Cap Value Fund				28	30	[b]
Harbor Small Cap Value Fund				1,108	1,120
Harbor Small Company Value Fund[2]				6	3
INTERNATIONAL EQUITY FUNDS
Harbor International Fund				$23,118	$17,086	[b]
Harbor International Growth Fund				3,267	2,031	[b]
GLOBAL EQUITY FUNDS
Harbor Global Value Fund				$94	$257	[b]
Harbor Global Growth Fund[3]				N/A	N/A
STRATEGIC MARKET FUNDS
Harbor Commodity Real Return Strategy Fund[4]				$—	N/A
FIXED INCOME FUNDS
Harbor High-Yield Bond Fund				$1,070	$2
Harbor Bond Fund				216	103
Harbor Real Return Fund				7	—
Harbor Short Duration Fund				—	—
Harbor Money Market Fund				—	—

PORTFOLIO TRANSACTIONS

Broker Commissions —

continued

	Total Brokerage Commissions Paid to Brokers Who Provided Research Year Ended 10/31/2009 ($000s)	Total Brokerage Commissions Paid ($000s)
		2009(%)*	2009	2008	2007
TARGET RETIREMENT FUNDS
Harbor Target Retirement Income Fund[6]				N/A	N/A
Harbor Target Retirement 2010 Fund[6]				N/A	N/A
Harbor Target Retirement 2015 Fund[6]				N/A	N/A
Harbor Target Retirement 2020 Fund[6]				N/A	N/A
Harbor Target Retirement 2025 Fund[6]				N/A	N/A
Harbor Target Retirement 2030 Fund[6]				N/A	N/A
Harbor Target Retirement 2035 Fund[6]				N/A	N/A
Harbor Target Retirement 2040 Fund[6]				N/A	N/A
Harbor Target Retirement 2045 Fund[6]				N/A	N/A
Harbor Target Retirement 2050 Fund[6]				N/A	N/A

[1]	Amounts paid to Wachovia Capital Markets; broker affiliated with Jennison, the Fund’s Subadviser.
[2]	Commenced operations May 1, 2007.
[3]	Commenced operations March 1, 2009.
[4]	Commenced operations September 2, 2008.
[5]	Commenced operations January 2, 2009.
*	The brokerage commissions paid expressed as a percentage of average net assets represents the total dollars of brokerage commissions paid by the Fund for the last fiscal year divided by the average net assets of the Fund for the last fiscal year.
[a]	Increase is due primarily to a change in Subadviser.
[b]	Increase is due primarily to significant growth in assets of the Fund.

The effect of the brokerage commissions paid is included in calculating the total return of the Fund. The brokerage commissions paid may vary by the style of the Fund, by whether the securities being purchased are domestic or foreign, by the number of transactions during the year and by the investment style employed by the Subadviser. The brokerage commissions paid expressed in dollars or in percentage terms may vary from year to year depending on market conditions or many other factors.

Securities Issued by Regular Broker-Dealers	During the fiscal year ended October 31, 2009, the following Funds purchased securities issued by the following regular broker-dealers of Harbor Funds, which had the following values as of October 31, 2009:

Broker-Dealer	Capital Appreciation (000s)	Large Cap Value (000s)	International Growth (000s)	Global Value (000s)	Bond (000s)	Real Return (000s)
Mizuho Securities USA
Morgan Stanley Co Incorp
Goldman Sachs & Co
JP Morgan Securities
Deutsche Bank Securities
Citigroup Global Markets
Credit Suisse Securities

NET ASSET VALUE

The net asset value per share of each class of each Fund is determined by the Funds’ Custodian after the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4 p.m., Eastern time) on each day when the NYSE is open for trading. If the NYSE closes early, determination of net asset value will be accelerated to that time. The NYSE is generally closed on the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Portfolio securities of each Fund, except Harbor Money Market Fund and each of the Target Retirement Funds, are valued as follows: (a) stocks which are traded on any U.S. stock exchange or the Financial Industry Regulatory Authority, Inc. NASDAQ System (“NASDAQ”) are valued at the last sale price on that exchange or at the NASDAQ Official Closing Price, if no sale occurs, at the mean between the closing bid and closing asked price; (b) over-the-counter stocks not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and the asked prices; (c) securities listed or traded on foreign exchanges (including foreign exchanges whose operations are similar to the U.S. over-the-counter market) are valued at the last sale price on that exchange on the valuation day or, if no sale occurs, at the official bid price (both the last sale price and the official bid price are determined as of the close of the London Stock Exchange); (d) debt securities are valued at prices supplied by a pricing agent selected by the Adviser or Subadviser, which prices reflect broker/dealer- supplied valuations and electronic data processing techniques if those prices are deemed by the Adviser or Subadviser to be representative of market values at the close of business of the New York Stock Exchange; (e) options and futures contracts are valued at the last sale price on the market where any such option or futures contract is principally traded; (f) forward foreign currency exchange contracts are valued at their respective fair market values determined on the basis of the mean between the last current bid and asked prices based on quotations supplied to a pricing service by independent dealers; and (g) all other securities and other assets, including securities for which market prices are not available or, when available, are not deemed to be reliable as may be the case from time to time with foreign securities, and including securities, such as debt securities, for which prices are supplied by a pricing agent but are not deemed by the Adviser or Subadviser to be representative of market values, or for which prices are not available, are valued at fair value as determined in accordance with fair valuation procedures adopted by the Trustees. The procedures provide that an independent pricing service may be used in determining the fair value of the security. Money market instruments held by the Funds with a remaining maturity of 60 days or less will be valued by the amortized cost method.

Portfolio securities of Harbor Money Market Fund are valued at their amortized cost, which does not take into account unrealized securities gains or losses. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price Harbor Money Market Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of Harbor Money Market Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by Harbor Money Market Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in Harbor Money Market Fund would be able to obtain a somewhat higher yield if he or she purchased shares of Harbor Money Market Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in Harbor Money Market Fund would receive less investment income. The converse would apply in a period of rising interest rates.

The assets of each Target Retirement Fund consist primarily of shares of the underlying Harbor Funds, which are valued at their respective net asset values.

Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Trustees.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in

NET ASSET VALUE

Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Funds’ net asset values are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. As a result, closing market prices for foreign securities may not fully reflect events that occur between the time their prices are determined and the close of the regular trading on the NYSE and thus may no longer be considered reliable. The Funds will use the fair value of the foreign securities, determined in accordance with the fair value procedures adopted by the Trustees, in place of closing market prices to calculate their net asset values if the Fund believes that events between the close of the foreign market and the close of regular trading on the NYSE would materially affect the value of some or all of a particular Fund’s securities. In the case of the Funds which invest in international equity securities, the fair value pricing procedures recognize that volatility in the U.S. equity markets may cause prices of foreign securities determined at the close of the foreign market or exchange on which the securities are traded to no longer be reliable when the Funds’ net asset values are determined and that these price differences may have an affect on the net asset value, particularly for the international Funds. As a result, at least some of the international Funds’ foreign equity securities may be valued at their fair value in accordance with the fair value pricing procedures on any day the international Funds calculate their net asset values.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of Harbor Funds. Expenses with respect to any two or more Funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.

Income, common expenses and realized and unrealized gains/(losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

TAX INFORMATION

Each Fund is treated as a separate taxpayer for federal income tax purposes.

Each Fund has elected or intends to elect to be treated, has qualified, and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Code, which requires meeting certain requirements relating to its sources of income, diversification of its assets, and distribution of its income to shareholders. In order to qualify as a regulated investment company under Subchapter M of the Code, each Fund must, among other things, (i) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (as defined in Section 851(h) of the Code) (the “90% income test”) and (ii) diversify its holdings so that at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (2) the securities (other than securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For purposes of the 90% income test, the character of income earned by certain entities in which a Fund invests that are not treated as corporations for U.S. federal income tax purposes (e.g., partnerships (other than qualified publicly traded partnerships) or trusts) will generally pass through to the Fund. Consequently, each Fund may be required to limit its equity investments in such entities that earn fee income, rental income or other non-qualifying income.

If a Fund qualifies as a regulated investment company and distributes to its shareholders each taxable year an amount equal to or exceeding the sum of (i) 90% of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund generally will not be subject to U.S. federal income tax on any income of the Fund, including “net capital gain” (the excess of net long-term capital gain over net short-term capital loss), distributed to shareholders. However, if the Fund meets such distribution requirements, but chooses to retain a portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. Each Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain. If a Fund does not qualify as a regulated investment company, it will be treated as a U.S. corporation subject to U.S. federal income tax, thereby subjecting any income earned by a Fund to tax at the corporate level and to a further tax at the shareholder level when such income is distributed.

As described in the applicable Prospectus, Harbor Commodity Real Return Strategy Fund may gain exposure to the commodities markets through investments in commodity index-linked derivative instruments. On December 16, 2005, the IRS issued Revenue Ruling 2006-01 which held that income derived from commodity index-linked swaps would not be qualifying income. As such, the Fund’s ability to invest directly in commodity index-linked swaps as part of its investment strategy is limited by the requirement that it receive no more than 10 percent of its gross income from such investments.

A subsequent revenue ruling, Revenue Ruling 2006-31, clarified the holding of Revenue Ruling 2006-01 by providing that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS subsequently issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The Fund will seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Subsidiary (as discussed below).

As discussed in “Investment Policies — Investments in the Wholly-Owned Subsidiary,” the Fund intends to invest a portion of its assets in the Subsidiary, which will be classified as a corporation for U.S. federal income tax purposes. The IRS has issued private letter rulings to other taxpayers in which the IRS concluded that income derived from an investment company’s investment in a controlled foreign corporation (“CFC”) will be qualifying income to the investment company.

TAX INFORMATION

A private letter ruling can be relied upon only by the taxpayer that receives it. The Fund has not obtained a ruling from the IRS with respect to its investments or its structure but does intend to seek such a ruling. Based on the analysis contained in the private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from certain commodity index-linked notes and the Fund’s investment in the Subsidiary as qualifying income prior to receiving any such ruling from the IRS. There can be no assurance that the IRS will not change its position with respect to some or all of these rulings or, if the IRS did so, that a court would not sustain the IRS’s position. There is also no assurance that the Fund will be able to obtain a favorable ruling from the IRS. If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from the Fund’s investment in the Subsidiary does not constitute qualifying income and if such positions were upheld, the Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments which may result in difficulty in implementing its investment strategy. If the Fund did not qualify as a regulated investment company for any taxable year, the Fund’s taxable income would be subject to tax at the fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to requalify for taxation as a regulated investment company, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions.

A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

In general, a foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. It is not expected that the Subsidiary will derive income subject to such withholding tax.

The Subsidiary will be treated as a CFC and the Fund will be treated as a “U.S. shareholder” of the Subsidiary. As a result, the Fund will be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income will be “subpart F income.” The Fund’s recognition of the Subsidiary’s “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the Subsidiary. “Subpart F income” generally is treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

Each Fund will be subject to a 4% nondeductible U.S. federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Funds intend under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements.

Certain dividends and distributions declared by a Fund as of a record date in October, November or December and paid by the Fund in January of the following year will be taxable to shareholders as if received on December 31 of the prior year. In addition, certain other distributions made after the close of a taxable year of a Fund may be “spilled back” and treated as paid by the Fund (except for the purposes of the 4% excise tax) during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made.

In general, assuming the distributing Fund has sufficient earnings and profits, dividends from investment company taxable income will be taxable either as ordinary income or, if so designated by a Fund and certain other requirements are met by the Fund and the shareholder, as “qualified dividend income” taxable to individual shareholders at a maximum 15% U.S. federal income tax rate.

Dividend income distributed to individual shareholders will qualify for the maximum 15% U.S. federal income tax rate to the extent that such dividends are attributable to “qualified dividend income” as that term is defined

TAX INFORMATION

in Section 1(h)(11)(B) of the Code from a Fund’s (or, if applicable, underlying fund’s) investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations, provided that certain holding period and other requirements are met by the Fund (and, if applicable, underlying fund) and the shareholders. A foreign corporation generally is treated as a qualified foreign corporation if it is incorporated in a possession of the United States or it is eligible for the benefits of certain income tax treaties with the United States. A foreign corporation that does not meet such requirements will be treated as qualifying with respect to dividends paid by it if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends from passive foreign investment companies do not qualify for the maximum 15% U.S. federal income tax rate.

A dividend that is attributable to qualified dividend income of a Fund that is paid by the Fund to an individual shareholder will not be taxable as qualified dividend income to such shareholder if (1) the dividend is received with respect to any share of the Fund held for fewer than 61 days during the 121 day-period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.

Distributions from net capital gain, if any, that are designated as capital gain dividends are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of a Fund. Capital gain dividends distributed by a Fund to individual shareholders generally will qualify for the maximum 15% U.S. federal income tax rate on long-term capital gains, subject to limited exceptions. A shareholder should also be aware that the benefits of the favorable tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders. Under current law, the maximum 15% U.S. federal income tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Distributions by a Fund in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below. For U.S. federal income tax purposes, all dividends and distributions are taxable whether a shareholder receives them in cash or reinvests them in additional shares of the distributing Fund. The U.S. federal income tax status of all distributions will be reported to shareholders annually.

Distributions from net investment income of Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Value Fund, Harbor Small Company Value Fund, Harbor Global Value Fund and the Target Retirement Funds may qualify in part for a 70% dividends-received deduction for shareholders that are corporations. The dividends-received deduction is reduced to the extent that shares of the payor of the dividend or a Fund are treated as debt-financed under the Code and is eliminated if such shares are deemed to have been held for less than a minimum period, generally 46 days, extending before and after each dividend. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced for federal income tax purposes by reason of “extraordinary dividends” received with respect to the shares. To the extent such basis would be reduced below zero, current recognition of income may be required. Amounts eligible for the dividends received deduction may result in or increase a corporate shareholder’s liability for the federal alternative minimum tax.

If any Fund that is permitted to acquire stock of foreign corporations acquires an equity interest in a passive foreign investment company (PFIC), it could become liable for U.S. federal income tax and additional interest charges upon the receipt of certain distributions from, or the disposition of its investment in, the PFIC, even if all such income or gain is timely distributed to its shareholders. Because any credit or deduction for this tax could not be passed through to such Fund’s shareholders, the tax would in effect reduce the Fund’s economic return from its PFIC investment. Elections may generally be available to these Funds that would ameliorate these adverse tax consequences. However, such elections could also require these Funds to recognize income (which would have to be distributed to the Funds’ shareholders to avoid a tax on the Funds) without any distribution from the PFIC of cash corresponding to such income and could result in the treatment of capital gains as ordinary income.

TAX INFORMATION

The federal income tax rules applicable to certain investments or transactions within each Fund are unclear in certain respects, and a Fund will be required to account for these investments or transactions under tax rules in a manner that, under certain circumstances, may affect the amount, timing or character of its distributions to shareholders. Each Fund will monitor these investments or transactions to seek to ensure that it continues to comply with the tax requirements necessary to maintain its status as a regulated investment company.

Harbor High-Yield Bond Fund may invest significantly, and certain other Funds may invest to a lesser extent, in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for such a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, or how payments received on obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its taxation as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Certain Funds may invest in zero coupon securities, deferred interest securities or other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently). Such Funds must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, each Fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, such Funds may have to dispose of their portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage themselves by borrowing the cash, to satisfy distribution requirements.

Due to certain adverse tax consequences, the Funds do not intend, absent a change in applicable law, to acquire residual interests in REMICs.

A Fund’s transactions involving options, futures contracts, forward contracts, swaps, and short sales, including such transactions that may be treated as constructive sales of appreciated positions in a Fund’s portfolio and transactions that involve foreign exchange gain or loss, will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of securities, convert capital gain or loss into ordinary income or loss or affect the treatment as short-term or long-term of certain capital gains and losses. These rules could therefore affect the amount, timing and character of distributions to shareholders and result in the recognition of income or gain without a corresponding receipt of cash. A Fund may therefore need to obtain cash from other sources in order to satisfy the applicable tax distribution requirements.

Shareholders subject to the information reporting requirements of the Code, including most non-corporate shareholders, are required to provide Harbor with their social security or other taxpayer identification numbers and certain required certifications. Harbor may refuse to accept an application or may be required to withhold (as “backup withholding”) 28% of reportable payments, including dividends, capital gain distributions and proceeds from the redemption or exchange of shares (other than the redemption or exchange of shares of Harbor Money Market Fund) if such numbers and certifications are not provided, if a shareholder informs the Fund that backup withholding is currently applicable to the shareholder, or if the Fund is notified by the Internal Revenue Service or a broker that a number provided is incorrect or that a shareholder is subject to backup withholding for failure to report all taxable interest or dividend payments.

Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from a Fund (other than certain dividends derived from short-term capital gains and qualified interest income of the Fund for certain taxable years of the Fund commencing prior to January 1, 2010, provided that the Fund chooses to make a specific designation relating to such dividends). The 15% maximum rate applicable to qualified dividend income is applicable only to investors that are U.S. persons. If an effective IRS Form W8-BEN is provided, a non U.S. person may qualify for a lower treaty rate on amounts treated as ordinary dividends from a Fund. Further, unless an effective IRS Form W8-BEN, or other authorized withholding certificate is on file, backup withholding at the rate of 28% is withheld on certain other payments from the Fund. None of the Funds expect to be a “U.S. real property holding corporation” as defined in Section 897I(c)(2) of the Code and, therefore, do not expect to be subject to look-through rules for gains from the sale or exchange of U.S. real property interests. If a Fund were a U.S. real property holding corporation, certain distributions by the Fund to non-U.S. shareholders would

TAX INFORMATION

be subject to U.S. federal withholding tax at a rate of up to 35% and non-U.S. shareholders owning 5% or more of the Fund within one year of certain distribution would be required to file a U.S. federal income tax return to report such gains. Shareholders should consult their own tax advisers on these matters.

In general, provided that a Fund qualifies as a regulated investment company under the Code, such Fund will be exempt from Delaware corporation income tax.

Withdrawals under the automatic withdrawal plan and exchanges under the automatic exchange plan involve redemptions of Fund shares, which may have tax consequences for shareholders.

At the time of an investor’s purchase of a Fund’s shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares and the distributions economically represent a return of a portion of the investment.

Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in a Fund’s shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if Fund shares are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted basis in the shares sold. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. All or a portion of any loss realized on a redemption or other disposition of shares may be disallowed under tax rules relating to wash sales to the extent of other investments in such Fund (including pursuant to the reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares.

Under Treasury regulations, if a shareholder recognizes a loss with respect to fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Code, generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales or exchanges of Fund shares unless the acquisition of the Fund shares was debt-financed. A plan participant whose retirement plan invests in a Fund generally is not taxed on Fund dividends or distributions received by the plan or on sales or exchanges of Fund shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan account generally are taxable as ordinary income and different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders and plan participants should consult their tax advisers for more information.

Each Fund that invests in foreign securities may be subject to foreign withholding or other foreign taxes on its income from foreign securities (possibly including, in some cases, capital gains) which would, if imposed, reduce the yield on or return from those investments. Harbor International Fund, Harbor International Growth Fund and Harbor Global Value Fund may be eligible to elect to pass certain of such taxes as related foreign tax credits or deductions through to shareholders and if eligible may or may not choose to make such election. The availability of such credits or deductions is subject to certain requirements, restrictions and limitations under the Code. Other Funds, including the Target Retirement Funds (as a result of investments in Harbor International Fund, Harbor International Growth Fund and Harbor Global Value Fund), may also be subject to foreign taxes with respect to their foreign investments but generally will not be eligible to make this election. Certain foreign exchange gains and losses realized by a Fund may be treated as ordinary income and losses.

TAX INFORMATION

Distributions by the underlying Harbor funds, redemptions of shares in the underlying Harbor Funds, and changes in asset allocations may result in taxable distributions of ordinary income or capital gains to shareholders of the Target Retirement Funds. In addition, the Target Retirement Funds generally will not be able to currently offset short-term capital gains realized by one underlying Harbor fund in which the Target Retirement Funds invest against short-term capital losses realized by another underlying Harbor fund. These factors could affect the amount, timing and character of distributions to shareholders of the Target Retirement Funds.

Five to ten years after a Target Retirement Fund with a target retirement date reaches its target retirement year its asset allocation is expected to match that of Harbor Target Retirement Income Fund. At that time, the assets of the particular Target Retirement Fund will be combined with the assets of the Target Retirement Income Fund. The Board of Trustees reserves the right to engage in such transactions in the best interests of each Target Retirement Fund’s shareholders. The Trustees may take these actions with or without seeking shareholder approval. A combination of assets may result in a capital gain or loss for shareholders of the particular Target Retirement Fund.

At October 31, 2009, the following Funds had capital loss carryforwards for federal tax purposes, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as listed below:

Capital Loss Carryforwards to Expire In:
	2009	2010	2011	2012	2013	2014	2015	2016	Total
DOMESTIC EQUITY FUNDS
Harbor Capital Appreciation Fund
Harbor Mid Cap Growth Fund
Harbor Small Cap Growth Fund*
Harbor Large Cap Value Fund
Harbor Mid Cap Value Fund
Harbor Small Company Value Fund
INTERNATIONAL EQUITY FUNDS
Harbor International Fund*
Harbor International Growth Fund
GLOBAL EQUITY FUNDS
Harbor Global Value Fund
STRATEGIC MARKET FUNDS
Harbor Commodity Real Return Strategy Fund
FIXED INCOME FUNDS
Harbor High-Yield Bond Fund
Harbor Short Duration Fund

*	As a result of the tax-free transfer of assets from the acquired fund, certain capital loss carryforwards may be limited.

The foregoing discussion relates solely to U.S. federal income tax law for shareholders who are U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) and who are subject to tax under such law. Except as otherwise provided, this discussion does not address special tax rules which may be applicable to certain classes of investors, such as tax-exempt or tax-deferred plans, accounts or entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the exchange or redemption of shares of the Funds may also be subject to state, local or foreign taxes. In some states, a state and/or local tax exemption may be available to the extent distributions of a Fund are attributable to the interest it receives on (or in the case of intangible property taxes, the value of its assets is attributable to) direct obligations of the U.S. government, provided that in some states certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Funds will not seek to satisfy any threshold or reporting requirement that may apply in particular taxing jurisdictions. Shareholders should consult their own tax advisers as to the federal, state, local or foreign tax consequences of ownership of shares of the Fund in their particular circumstances.

ORGANIZATION AND CAPITALIZATION

General	Harbor Funds is an open-end investment company established as a Massachusetts business trust in 1986 and reorganized as a Delaware statutory trust in 1993. Each share represents an equal proportionate interest in the Fund to which it relates with each other share in that Fund. Shares entitle their holders to one vote per share. Shares have noncumulative voting rights, do not have preemptive or subscription rights and are transferable. Pursuant to the Investment Company Act, shareholders of each Fund are required to approve the adoption of any investment advisory agreement relating to such Fund and of any changes in fundamental investment restrictions or policies of such Fund. Pursuant to an exemptive order granted by the SEC, shareholders are not required to vote to approve a new or amended subadvisory agreement. Shares of a Fund will be voted with respect to that Fund only, except for the election of Trustees and the ratification of independent accountants. The Trustees are empowered, without shareholder approval, by the Agreement and Declaration of Trust (the “Declaration of Trust”) and By-Laws to create additional series of shares and to classify and reclassify any new or existing series of shares into one or more classes.

Unless otherwise required by the Investment Company Act or the Agreement and Declaration of Trust (the “Declaration of Trust”), Harbor has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Shareholder and Trustee Liability	Harbor Funds is organized as a Delaware statutory trust, and, under Delaware law, the shareholders of such a trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that none of the Funds will be liable for the debts or obligations of any other Fund. However, no similar statutory or other authority limiting statutory trust shareholder liability exists in many other states. As a result, to the extent that a Delaware statutory trust or a shareholder is subject to the jurisdiction of courts in such other states, the courts may not apply Delaware law and may thereby subject the Delaware statutory trust shareholders to liability. To guard against this risk, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of Harbor Capital. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by Harbor Capital or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that Harbor Capital shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Harbor Capital and satisfy any judgment thereon. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

25% or Greater Ownership	The following table identifies those investors who own 25% or more of each Fund’s shares (all share classes taken together) as of November 30, 2009, and are therefore presumed to control the respective Fund.

	Mid Cap Growth	Mid Cap Value	Small Company Value	Global Growth	Commodity Real Return Strategy	High-Yield Bond	Real Return	Short Duration	Money Market
Charles Schwab & Co Inc San Francisco, CA	—	46%	—	—	—	28%	—	—	—
Harbor Capital Advisors Inc Chicago, IL	—	—	—	67%	—	—	—	—	40%
LPL Financial San Diego, CA	—	—	52%	—	—	—	—	—	—
National Financial Service Corp New York, NY	39%	—	—	—	—	—	—	32%
Pershing LLC Jersey City, NJ	—	—	—	—	61%	—	49%	—

ORGANIZATION AND CAPITALIZATION

25% or Greater Ownership —

continued

HARBOR TARGET RETIREMENT FUNDS
	Income	2010	2015	2020	2025	2030	2035	2040	2045	2050
Local & Company Nominee Holland, OH	—	—	—	—	—	—	—	—	54%	—
New York Life Trust Company Parsippany, NJ	99%	94%	98%	99%	96%	99%	84%	98%	30%	99%

To the extent these shareholders have and exercise voting power with respect to shares of the Funds identified above, their voting decisions will have a significant effect on the outcome of any matter submitted to shareholders of those Funds and/or the Trust generally.

5% or Greater Ownership of Share Class	The following table identifies those investors who beneficially own 5% or more of the voting securities of each Fund’s shares as of November 30, 2009.

HARBOR DOMESTIC EQUITY FUNDS—INSTITUTIONAL CLASS
	Capital Appreciation	Mid Cap Growth	Small Cap Growth	Large Cap Value	Mid Cap Value	Small Cap Value	Small Company Value
Charles Schwab & Co Inc San Francisco, CA	17%	—	8%	23%	45%	11%	—

Harbor Capital Advisors Inc Chicago, IL	—	—	—	—	—	—	6%

JP Morgan Chase Bank New York, NY	—	—	—	—	—	8%	—

JP Morgan Chase TTEE Kansas City, MO	6%	—	—	—	—	—	—

LPL Financial Services San Diego, CA	—	—	—	—	—	8%	65%

MAC Co Pittsburgh, PA	—	—	—	9%	—	—	—

Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	—	24%	—	—	—	10%	—

National Financial Service Corp New York, NY	15%	51%	24%	—	20%	15%	—

New York Life Trust Company Parsippany, NJ	—	—	6%	14%	9%	—	—

Strafe & Co Westerville, OH	—	—	14%	—	—	—	—

Wachovia Bank N A Charlotte, NC	—	—	—	—	—	11%	—
HARBOR DOMESTIC EQUITY FUNDS—ADMINISTRATIVE CLASS
	Capital Appreciation	Mid Cap Growth	Small Cap Growth	Large Cap Value	Mid Cap Value	Small Cap Value	Small Company Value
Charles Schwab & Co Inc San Francisco, CA	9%	—	—	35%	—	36%	—

Dr Michael H Greenberg Inc PSP Cleveland, OH	—	—	—	—	35%	—	—

GPC Securities Inc Atlanta, GA	—	—	—	13%	—	—	—

Harbor Capital Advisors Inc Chicago, IL	—	—	—	—	—	—	94%

Katherine Rockman DDS Cleveland, OH	—	—	—	—	24%	—	—

Mercer Trust Company TTEE FBO Norwood, MA	9%	17%	—	—	—	—	—

Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	6%	—	—	—	—	—	—

ORGANIZATION AND CAPITALIZATION

5% or Greater Ownership of Share Class — continued

HARBOR DOMESTIC EQUITY FUNDS—ADMINISTRATIVE CLASS
	Capital Appreciation	Mid Cap Growth	Small Cap Growth	Large Cap Value	Mid Cap Value	Small Cap Value	Small Company Value
MG Trust Company Cust FBO Denver, CO	—	—	—	—	11%	—	—

National Financial Service Corp New York, NY	32%	30%	—	23%	—	55%	—

Starrs Cars & Trucks Inc Cleveland, OH	—	—	—	—	26%	—	—

State Street Bank & Trust TTEE Westwood, MA	—	25%	—	—	—	—	—

Taynik & Co Boston, MA	—	—	—	19%	—	—	—

Vanguard Fiduciary Trust Co Valley Forge, PA	30%	10%	100%	—	—	—	6%
HARBOR DOMESTIC EQUITY FUNDS—INVESTOR CLASS
	Capital Appreciation	Mid Cap Growth	Small Cap Growth	Large Cap Value	Mid Cap Value	Small Cap Value	Small Company Value
Charles Schwab & Co Inc San Francisco, CA	18%	8%	48%	12%	56%	19%	55%

Citigroup Global Markets Inc New York, NY	5%	—	—	—	—	—	—

Citistreet Core Market N Quincy, MA	—	—	—	—	—	23%	—

Harbor Capital Advisors Inc Chicago, IL	—	—	—	—	—	—	34%

JP Morgan American Century Kansas City, MO	—	—	—	14%	—	—	—

LPL Financial Services San Diego, CA	—	—	—	—	—	16%	—

MG Trust Cust Denver, CO	—	—	—	9%	—	—	—

National Financial Service Corp New York, NY	12%	16%	—	9%	10%	5%	—

Nationwide Trust Company FSB Columbus, OH	—	8%	24%	—	—	—	—

Pershing LLC Jersey City, NJ	6%	—	—	—	6%	—	—

PIMS Prudential Retirement Fontana, CA	—	16%	—	—	—	—	—

Prudential Investment Management Service Newark, NJ	28%	31%	6%	—	—	12%	—

Reliance Trust Company Cust Atlanta, GA	—	—	15%	18%	—	—	—

State Street Bank and Trust Boston, MA	—	—	—	21%	—	—	—

Vanguard Fiduciary Trust Co Valley Forge, PA	—	—	—	—	—	7%	—

HARBOR INTERNATIONAL AND GLOBAL EQUITY FUNDS—INSTITUTIONAL CLASS
	International	International Growth	Global Value	Global Growth
Charles Schwab & Co Inc San Francisco, CA	19%	7%	—	—

Edward D Jones & Co Maryland Heights, MO	—	8%	—	—

ORGANIZATION AND CAPITALIZATION

5% or Greater Ownership of Share Class — continued

HARBOR INTERNATIONAL AND GLOBAL EQUITY FUNDS—INSTITUTIONAL CLASS
	International	International Growth	Global Value	Global Growth
Harbor Capital Advisors, Inc. Chicago, IL	—	—	—	67%

HCP Global Investment Fund LP San Francisco, CA	—	—	29%	—

Jewish Community Federation of San Francisco, CA	—	—	8%	—

Mellon Bank Pittsburgh, PA	—	—	8%	—

My Poodles LLC San Francisco, CA	—	—	7%	—

National Financial Service Corp New York, NY	19%	7%	—	—

Pershing LLC Jersey City, NJ	—	—	7%	—

P Howard B Moss Fort Myers, FL	—	—	—	14%

Prudential Investment Management Services Newark, NJ	—	26%	—	—

SEI Private Trust Co Oaks, PA	—	—	7%	—

Wells Fargo Bank Minneapolis, MN	—	—	6%	—
HARBOR INTERNATIONAL AND GLOBAL EQUITY FUNDS—ADMINISTRATIVE CLASS
	International	International Growth	Global Value	Global Growth
Charles Schwab & Co Inc San Francisco, CA	—	39%	—	—

Farmers & Merchants Meridian, ID	—	29%	—	—

Harbor Capital Advisors Inc Chicago, IL	—	—	94%	97%

National Financial Service Corp New York, NY	63%	22%	—	—

Wells Fargo Bank NA FBO Minneapolis, MN	10%	—	—	—
HARBOR INTERNATIONAL AND GLOBAL EQUITY FUNDS—INVESTOR CLASS
	International	International Growth	Global Value	Global Growth
Ameritrade Inc Bellevue, NE	—	12%	—	—

Charles Schwab & Co Inc San Francisco, CA	29%	31%	—	—

Citigroup Global Markets Inc New York, NY	8%	—	—	—

E Trade Clearing LLC Rancho Cordova, CA	—	—	13%	—

Harbor Capital Advisors Inc Chicago, IL	—	—	42%	51%

Merrill Lynch Pierce Fenner & Smith Jacksonville, FL	10%	—	6%	—

National Financial Service Corp New York, NY	20%	16%	10%	—

Pershing LLC Jersey City, NJ	—	—	12%	11%

PIMS Prudential Retirement Iselin, NJ	—	16%	—	—

ORGANIZATION AND CAPITALIZATION

5% or Greater Ownership of Share Class — continued

HARBOR STRATEGIC MARKET FUNDS
	Commodity Real Return Strategy
	Institutional Class	Administrative Class	Investor Class
Charles Schwab & Co Inc San Francisco, CA	6%	—	—

Harbor Capital Advisors, Inc Chicago, IL	—	45%	—

National Financial Service Corp New York, NY	8%	22%	—

Pershing LLC Jersey City, NJ	61%	—	—

Vanguard Brokerage Services Valley Forge, PA	—	34%	—

HARBOR FIXED INCOME FUNDS—INSTITUTIONAL CLASS
	High-Yield Bond	Bond	Real Return	Short Duration	Money Market
Charles Schwab & Co Inc San Francisco, CA	27%	16%	9%	6%	—

Harbor Capital Advisors Inc Chicago, IL	—	—	—	—	43%

Harbor Services Group Inc Chicago, IL	—	—	—	—	8%

National Financial Service Corp New York, NY	21%	21%	12%	32%	—

New York Life Trust Company Parsippany, NJ	—	—	—	11%	17%

Pershing LLC Jersey City, NJ	—	17%	49%	18%	—

State Street Bank & Trust Co Boston, MA	—	—	—	5%	—

Wells Fargo Bank Minneapolis, MN	14%	—	—	—	—
HARBOR FIXED INCOME FUNDS—ADMINISTRATIVE CLASS
	High-Yield Bond	Bond	Real Return	Short Duration	Money Market
Ameritrade Inc FBO Bellevue, NE	—	—	15%	—	—

Andrew Berman DDS Inc Cleveland, OH	—	—	—	6%	—

Charles Schwab & Co Inc San Francisco, CA	37%	23%	—	—	—

Dr. Michael H Greenberg Inc. PSP Cleveland, OH	—	—	—	7%	—

Harbor Capital Advisors Inc Chicago, IL	12%	—	81%	—	5%

Martin J Levine DDS Cleveland, OH	—	—	—	—	18%

Mercer Trust Company TTEE Norwood, MA	18%	—	—	—	—

National Financial Service Corp New York, NY	7%	22%	—	81%	—

Reliance Trust Company Atlanta, GA	—	5%	—	—	60%

Saxon Co Philadelphia, PA	12%	5%	—	—	—

ORGANIZATION AND CAPITALIZATION

5% or Greater Ownership of Share Class — continued

HARBOR FIXED INCOME FUNDS—ADMINISTRATIVE CLASS
	High-Yield Bond	Bond	Real Return	Short Duration	Money Market
Starrs Cars & Trucks Inc Cleveland, OH	—	—	—	—	18%

Wachovia Bank FBO Charlotte, NC	—	8%	—	—	—

HARBOR FIXED INCOME FUNDS—INVESTOR CLASS
High-Yield Bond
Charles Schwab & Co Inc San Francisco, CA	34%

National Financial Service Corp New York, NY	26%

Pershing LLC Jersey City, NJ	9%

TARGET RETIREMENT FUNDS—INSTITUTIONAL CLASS
	Income	2010	2015	2020	2025	2030	2035	2040	2045	2050
Harbor Capital Advisors Inc Chicago, IL	—	—	—	—	—	—	10%	—	12%	—

Local & Company Nominee Holland, OH	—	—	—	—	—	—	—	—	56%	—

New York Life Trust Company Parsippany, NJ	100%	96%	99%	100%	97%	99%	87%	98%	32%	99%
TARGET RETIREMENT FUNDS—ADMINISTRATIVE CLASS
	Income	2010	2015	2020	2025	2030	2035	2040	2045	2050
Harbor Capital Advisors Inc Chicago, IL	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%
TARGET RETIREMENT FUNDS—INVESTOR CLASS
	Income	2010	2015	2020	2025	2030	2035	2040	2045	2050
Harbor Capital Advisors Inc Chicago, IL	100%	100%	100%	100%	100%	100%	100%	100%	100%	100%

CUSTODIAN

State Street Bank and Trust Company	State Street Bank and Trust Company has been retained to act as Custodian of the Funds’ assets and, in that capacity, maintains certain financial and accounting records of the Funds. The Custodian’s mailing address is 225 Franklin Street, Boston, MA 02110.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

Ernst & Young LLP

DESCRIPTION OF SECURITIES RATINGS

Moody’s Investor Service, Inc.	Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody’s ratings for state and municipal and other short-term obligations will be designated Moody’s Investment Grade (“MIG”). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG-1—Notes bearing this designation are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2—Notes bearing this designation are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

Standard & Poor’s Corporation	AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

DESCRIPTION OF SECURITIES RATINGS

Standard & Poor’s Corporation —

continued

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB and B: Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC: Bonds rated CCC are extremely vulnerable to losses from credit defaults.

The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories.

Dual Rating Definitions: Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, “AAA/A-1”). With short-term demand debt, Standard & Poor’s note rating symbols are used with the commercial paper rating symbols (for example, ‘SP-1+/A-1+’).

Municipal notes issued since July 29, 1984 are rated “SP-1,” “SP-2,” and “SP-3.” The designation SP-1 indicates a very strong capacity to pay principal and interest. A “+” is added to those issues determined to possess overwhelming safety characteristics. An SP-2 designation indicates a satisfactory capacity to pay principal and interest, while an SP-3 designation indicates speculative capacity to pay principal and interest.

Fitch Long-Term Ratings	AAA: (Highest credit quality) “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: (Very high credit quality) “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: (High credit quality) “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: (Good credit quality) “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB: (Speculative) “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: (Highly speculative) “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C: (High default risk) Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD, DD, D: (Default) The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90% and “D” the lowest recovery potential, i.e., below 50%.

DESCRIPTION OF SECURITIES RATINGS

Fitch Long-Term Ratings —

continued

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

NOTES:

“+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” indicates that Fitch Ratings does not publicly rate the issuer or issue in question.

“Withdrawn”: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend and in these cases, the Rating Outlook may be described as “evolving”.

Fitch Short-Term Ratings	F1: (Highest credit quality) Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: (Good credit quality) A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: (Fair credit quality) The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: (Speculative) Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: (High default risk) Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: (Default) Denotes actual or imminent payment default.

NOTES:

“+” may be appended to an “F1” rating class to denote relative status within the category.

“NR” indicates that Fitch Ratings does not publicly rate the issuer or issue in question.

“Withdrawn”: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody’s Investor Service, Inc.	P-1: Moody’s Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation “Prime-1” or “P-1” indicates the highest quality repayment capacity of the rated issue.

P-2: The rating for a satisfactory security; the relative safety of an investment in this rating category is not as high as in the P-1 category.

P-3: The rating for an adequate level of investment safety. Issues with this rating are more susceptible to market fluctuations than obligations with higher ratings

Standard & Poor’s Corporation	A-1: Standard & Poor’s Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.

A-2: The rating for a satisfactory security; the relative safety of an investment in this rating category is not as high as in the A-1 category.

A-3: The rating for an adequate level of investment safety. Issues with this rating are more susceptible to market fluctuations than obligations with higher ratings.

111 South Wacker Drive, 34th Floor,

Chicago, Illinois 60606-4302

800-422-1050

www.harborfunds.com

03/2010/200	FD.SAI.0310

HARBOR FUND

PART C. OTHER INFORMATION

Item 23.	Exhibits

a.	[16](1)	Agreement and Declaration of Trust, dated June 8, 1993.

	[1](2)	Form of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share, dated November 1, 1993

	[3](3)	Form of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated November 1, 2000.

	[5](4)	Form of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated December 14, 2001

	[6](5)	Form of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated September 20, 2001

	[6](6)	Form of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated March 1, 2002

	[8](7)	Form of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated December 1, 2002.

	[11](8)	Form of Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated September 1, 2005.

	[14](9)	Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated May 23, 2006.

	[17](10)	Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated February 13, 2007.

	[20](11)	Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated May 19, 2008.

	[21](12)	Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated September 22, 2008.

	[22](13)	Establishment and Designation of Series of Shares of Beneficial Interest, $.01 Par Value Per Share dated November 17, 2008.

[16] b.		By-laws, dated June 8, 1993.

c.		Inapplicable

d.	[4](1)	Investment Advisory Agreement — Harbor Mid Cap Growth Fund.

	[4](2)	Investment Advisory Agreement — Harbor Small Cap Growth Fund (formerly, Harbor Growth Fund).

	[4](3)	Investment Advisory Agreement — Harbor International Growth Fund.

	[4](4)	Investment Advisory Agreement — Harbor Capital Appreciation Fund.

	[4](5)	Investment Advisory Agreement — Harbor International Fund.

	[4](6)	Investment Advisory Agreement — Harbor Large Cap Value Fund (formerly, Harbor Value Fund).

	[4](7)	Investment Advisory Agreement — Harbor Bond Fund.

	[4](8)	Investment Advisory Agreement — Harbor Short Duration Fund.

	[4](9)	Investment Advisory Agreement — Harbor Money Market Fund.

	[12](10)	Subadvisory Agreement — Harbor Mid Cap Growth Fund.

	[4](11)	Subadvisory Agreement — Harbor Small Cap Growth Fund.

	[19](12)	Subadvisory Agreement — Harbor International Growth Fund.

	[4](13)	Subadvisory Agreement — Harbor Capital Appreciation Fund.

	[24](14)	Subadvisory Agreement — Harbor International Fund (Northern Cross Investments Ltd).

	[4](15)	Subadvisory Agreement — Harbor Bond Fund.

	[4](16)	Subadvisory Agreement — Harbor Short Duration Fund.

	[4](17)	Subadvisory Agreement — Harbor Money Market Fund.

	[5](18)	Investment Advisory Agreement — Harbor Small Cap Value Fund.

	[5](19)	Subadvisory Agreement — Harbor Small Cap Value Fund.

	[5](20)	Subadvisory Agreement — Harbor Large Cap Value Fund.

	[10](21)	Subadvisory Agreement — Harbor Mid Cap Value Fund.

	[6](22)	Investment Advisory Agreement — Harbor Mid Cap Value Fund.

	[9](23)	Investment Advisory Agreement — Harbor High-Yield Bond Fund.

	[6](24)	Subadvisory Agreement — Harbor High-Yield Bond Fund.

	[11](25)	Investment Advisory Agreement — Harbor Real Return Fund.

	[11](26)	Subadvisory Agreement — Harbor Real Return Fund.

	[14](27)	Investment Advisory Agreement — Harbor Global Value Fund.

	[14](28)	Subadvisory Agreement — Harbor Global Value Fund.

	[19](29)	Contractual Expense Limitation — Harbor Global Value Fund.

	[17](30)	Investment Advisory Agreement — Harbor Small Company Value Fund (formerly, Harbor SMID Value Fund).

	[17](31)	Subadvisory Agreement — Harbor Small Company Value Fund (formerly, Harbor SMID Value Fund).

	[19](32)	Contractual Expense Limitation — Harbor SMID Value Fund.

	[16](33)	Amendment to Investment Advisory Agreement — Harbor Bond Fund.

	[16](34)	Amendment to Investment Advisory Agreement — Harbor Real Return Fund.

	[16](35)	Amendment to Investment Advisory Agreement — Harbor Short Duration Fund.

	[16](36)	Amendment to Investment Advisory Agreement — Harbor Money Market Fund.

	[20](37)	Investment Advisory Agreement — Harbor Commodity Real Return Strategy Fund.

	[20](38)	Subadvisory Agreement — Harbor Commodity Real Return Strategy Fund.

	[20](39)	Contractual Expense Limitation — Harbor Commodity Real Return Strategy Fund.

	[21](40)	Investment Advisory Agreement — Harbor Target Retirement Funds.

	[22](41)	Investment Advisory Agreement — Harbor Global Growth Fund.

	[22](42)	Subadvisory Agreement — Harbor Global Growth Fund.

	[22](43)	Contractual Expense Limitation — Harbor Global Growth Fund.

	[24](44)	Subadvisory Agreement — Harbor International Fund (Northern Cross, LLC).

[7]e.		Distribution Agreement.

f.		Inapplicable.

g.	[2](1)	Custodian Agreement.

	[9](2)	Fee Schedule for Exhibit g.

[4]h.		Transfer Agent and Service Agreement.

i.		Legal Opinion.

j.		Not applicable.

k.		Omitted financial statements. To be filed by amendment.

[2]l.		Investment Representation Letter relating to initial capital.

m.	[19](1)	Administrative Class shares distribution plan.

	[19](2)	Investor Class shares distribution plan.

[19]n.		Multiple Class Plan pursuant to Rule 18f-3.

[19]o.		Power of Attorney.

p.	[13](1)	Harbor Funds and Harbor Funds Distributors, Inc. Code of Ethics (11-14-2006).

	[13](2)	Harbor Capital Advisors, Inc. Code of Ethics (12-01-2006).

(3)	Jennison Associates LLC Code of Ethics (09-30-2009).

(4)	Northern Cross Investments, Ltd. Code of Ethics (04-10-2009).

(5)	Pacific Investment Management Co. Code of Ethics (05-01-2009).

(6)	Fischer, Francis Trees & Watts Code of Ethics (04-01-2009).

[22](7)	Wellington Management Company, LLP Code of Ethics (10-01-2008).

(8)	Westfield Capital Management Company, L.P. Code of Ethics (05-01-2008).

(9)	EARNEST Partners LLC Code of Ethics (08-04-2008).

(10)	LSV Asset Management Code of Ethics (02-19-2009).

(11)	Shenkman Capital Management, Inc. Code of Ethics (07-01-2008).

[22](12)	Marsico Capital Management, LLC Code of Ethics (09-01-2008).

(13)	Pzena Investment Management, LLC Code of Ethics (01-16-2009).

(14)	Evercore Investment Management, LLC Code of Ethics (02-26-2007).

(15)	Cohen & Steers Capital Management, Inc. Code of Ethics (10-01-2009).

(16)	Northern Cross, LLC Code of Ethics (03-25-2009).

1	Filed with Post-Effective Amendment No. 22 on February 27, 1997.
2	Filed with Post-Effective Amendment No. 24 on February 26, 1998.
3	Filed with Post-Effective Amendment No. 28 on August 14, 2000.
4	Filed with Post-Effective Amendment No. 32 on April 20, 2001.
5	Filed with Post-Effective Amendment No. 33 on September 19, 2001.
6	Filed with Post-Effective Amendment No. 34 on December 3, 2001.
7	Filed with Post-Effective Amendment No. 36 on June 20, 2002.
8	Filed with Post-Effective Amendment No. 38 on September 11, 2002.
9	Filed with Post-Effective Amendment No. 39 on February 21, 2003.
10	Filed with Post-Effective Amendment No. 42 on December 14, 2004.
11	Filed with Post-Effective Amendment No. 44 on September 1, 2005.
12	Filed with Post-Effective Amendment No. 47 on December 23, 2005.
13	Filed with Post-Effective Amendment No. 49 on February 22, 2006.
14	Filed with Post-Effective Amendment No. 50 on May 23, 2006.
15	Filed with Post-Effective Amendment No. 52 on February 14, 2007.
16	Filed with Post-Effective Amendment No. 53 on February 28, 2007.
17	Filed with Post-Effective Amendment No. 54 on April 25, 2007.
18	Filed with Post-Effective Amendment No. 55 on December 18, 2007.
19	Filed with Post-Effective Amendment No. 56 on February 22, 2008.
20	Filed with Post-Effective Amendment No. 57 on June 6, 2008.
21	Filed with Post-Effective Amendment No. 60 on October 15, 2008.
22	Filed with Post-Effective Amendment No. 61 on December 10, 2008.
23	Filed with Post-Effective Amendment No. 63 on February 6, 2009.
24	Filed with Post-Effective Amendment No. 64 on February 24, 2009.
25	Filed with Post-Effective Amendment No. 67 on March 13, 2009.

Item 24.	Persons Controlled by or Under Common Control with Registrant

The Harbor Commodity Real Return Strategy Fund, a series of the Registrant, wholly owns and controls the Harbor Cayman Commodity Fund Ltd. (“Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary’s financial statements will be included on a consolidated basis in the Fund’s annual and semi-annual reports to shareholders.

Item 25.	Indemnification

The Registrant maintains directors and officers insurance which, subject to the terms, conditions and deductibles of the policy, covers Trustees and officers of the Registrant while acting in their capacities as such. The issuer of the policy is the Chubb Custom Insurance Company, Chubb Group of Insurance Companies.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.	Business or Other Connections of Investment Adviser

The business of Harbor Capital Advisors, Inc. is summarized under “The Adviser and Subadvisers” in the Prospectuses constituting Part A of this Registration Statement, which summaries are incorporated herein by reference.

The business or other connections of each director and officer of Harbor Capital Advisors, Inc. is currently listed in the investment adviser registration on Form ADV for Harbor Capital Advisors, Inc. (File No. 801-60367), and is hereby incorporated herein by reference thereto.

Northern Cross Investments Ltd is a subadviser to Registrant’s investment adviser. The business or other connections of each director and officer of Northern Cross Investments Ltd is currently listed in the investment adviser registration on Form ADV for Northern Cross Investments Ltd (File No. 801-42997) and is hereby incorporated by reference thereto.

Shenkman Capital Management, Inc. is a subadviser to Registrant’s investment adviser. The business or other connections of each director and officer of Shenkman Capital Management, Inc. is currently listed in the investment adviser registration on Form ADV for Shenkman Capital Management, Inc. (File No. 801-25180) and is hereby incorporated by reference thereto.

Pacific Investment Management Company LLC is a subadviser to Registrant’s investment adviser. The business or other connections of each director and officer of Pacific Investment Management Company LLC is currently listed in the investment adviser registration on Form ADV for Pacific Investment Management Company LLC (File No. 801-48187) and is hereby incorporated by reference thereto.

Fischer Francis Trees & Watts, Inc. is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Fischer Francis Trees & Watts, Inc. is currently listed in the investment adviser registration on Form ADV for Fischer Francis Trees & Watts, Inc. (File No. 801-10577) and is hereby incorporated by reference thereto.

Jennison Associates LLC is a subadviser to Registrant’s investment adviser. The business or other connections of each director or officer of Jennison Associates LLC is currently listed in the investment adviser registration on Form ADV for Jennison Associates LLC (File No. 801-5608) and is hereby incorporated by reference thereto.

EARNEST Partners, LLC is a subadviser to Registrant’s investment adviser. The business or other connections of each director or officer of EARNEST Partners, LLC is currently listed in the investment adviser registration on Form ADV for EARNEST Partners, LLC (File No. 801-56189) and is hereby incorporated by reference thereto.

Wellington Management Company, LLP is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Wellington Management Company, LLP is currently listed in the investment adviser registration on Form ADV for Wellington Management Company, LLP (File No. 801-15908) and is hereby incorporated herein by reference thereto.

Westfield Capital Management Company, L.P. is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Westfield Capital Management Company, L.P. is currently listed in the investment adviser registration on Form ADV for Westfield Capital Management Company, L.P. (File No. 801-69413) and is hereby incorporated herein by reference thereto.

LSV Asset Management is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of LSV Asset Management is currently listed in the investment adviser registration

Form ADV for LSV Asset Management (File No. 801-47689) and is hereby incorporated herein by reference thereto.

Marsico Capital Management, LLC is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Marsico Capital Management, LLC is currently listed in the investment adviser registration statement on Form ADV for Marsico Capital Management, LLC (File No. 801-54914) and is hereby incorporated herein by reference thereto.

Pzena Investment Management LLC is a subadviser to the Registrant’s investment adviser. The business or other connections of each director or officer of Pzena Investment Management LLC is currently listed in the investment adviser registration statement on Form ADV for Pzena Investment Management LLC (File No. 801-50838) and is hereby incorporated by reference thereto.

Cohen & Steers Capital Management, Inc. is a subadviser to Registrant’s investment adviser. The business and other connections of each director and officer of Cohen & Steers Capital Management, Inc. is currently listed in the investment adviser registration statement on Form ADV for Cohen & Steers Capital Management, Inc. (File No. 801-27721) and is hereby incorporated herein by reference thereto.

Evercore Asset Management, LLC is a subadviser to the Registrant’s investment adviser. The business or other connections of each director or officer of Evercore Asset Management, LLC is listed in the investment adviser registration statement on Form ADV for Evercore Investment Management, LLC (File No. 801-65664) and is hereby incorporated by reference thereto.

Northern Cross, LLC is a subadviser to the Registrant’s investment adviser. The business or other connections of each director or officer of Northern Cross, LLC is listed in the investment adviser registration statement on Form ADV for Northern Cross, LLC (File No. 801-62668) and is hereby incorporated by reference thereto.

Item 27. Principal	Underwriter

(a) None

(b)

Name	Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant

David G. Van Hooser	111 South Wacker Drive 34 th Floor Chicago, Illinois 60606	Director and Chief Executive Officer	Chairman, President and Trustee
Charles F. McCain	111 South Wacker Drive 34 th Floor Chicago, Illinois 60606	Director, Executive Vice President, and Chief Compliance Officer	Chief Compliance Officer
Charles P. Ragusa	111 South Wacker Drive 34 th Floor Chicago, Illinois 60606	Executive Vice President	Vice President
Jodie L. Crotteau	111 South Wacker Drive 34 th Floor Chicago, Illinois 60606	Assistant Secretary	Assistant Secretary
Susan A. DeRoche	33 Arch Street Suite 2001 Boston, Massachusetts 02110	Secretary	Assistant Secretary

(c)	Inapplicable

Item 28. Location	of Accounts and Records

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, Harbor Capital Advisors, Inc., Harbor Funds Distributors, Inc., and Harbor Services Group, Inc. each of which is located at 111 South Wacker Drive, 34th Floor, Chicago, IL 60606. Records also are maintained by each Fund’s respective subadviser located at: Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109; Westfield Capital Management Company, L.P., One Financial Center, 23rd Floor,

Boston, Massachusetts 02111; NorthPointe Capital LLC, 101 W. Big Beaver, Suite 745, Troy, Michigan 48084; Marsico Capital Management, LLC, 1200 17th Street, Suite 1600, Denver, Colorado, 80202; Jennison Associates LLC, 466 Lexington Avenue, New York, New York 10017; Northern Cross Investments Ltd, Clarendon House, 2 Church Street, Hamilton, Bermuda HMDX; Northern Cross, LLC, 125 Summer Street, Suite 1410, Boston, Massachusetts 02110; LSV Asset Management, 1 North Wacker Drive, Chicago, Illinois 60606; EARNEST Partners LLC, 75 Fourteenth Street, Suite 2300, Atlanta, Georgia 30309; Shenkman Capital Management, Inc., 461 Fifth Avenue, 22nd Floor, New York, New York 10017-6283; Pacific Investment Management Company, 840 Newport Center Drive, Newport Beach, California 92660; Fischer Francis Trees & Watts, Inc., 200 Park Avenue, New York, New York 10166; Pzena Investment Management, LLC, 120 West 45th Street, New York, New York 10036; Evercore Asset Management, LLC, 55 East 52nd Street, New York, New York 10055; and Cohen & Steers Capital Management, Inc., 280 Park Avenue, 10th Floor, New York, New York 10017. Records relating to the duties of the Registrant’s custodian are maintained by State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

Item 29. Management	Services

Inapplicable.

Item 30. Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois, on the 11th day of December 2009.

HARBOR FUNDS

By:	/S/ DAVID G. VAN HOOSER
David G. Van Hooser Chairman, President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/S/ DAVID G. VAN HOOSER David G. Van Hooser	Chairman, President and Trustee (Principal Executive Officer)	December 11, 2009

/S/ ANMARIE S. KOLINSKI Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	December 11, 2009

/S/ HOWARD P. COLHOUN* Howard P. Colhoun	Trustee	December 11, 2009

/S/ JOHN P. GOULD* John P. Gould	Trustee	December 11, 2009

/S/ RODGER F. SMITH* Rodger F. Smith	Trustee	December 11, 2009

/S/ RAYMOND J. BALL* Raymond J. Ball	Trustee	December 11, 2009

*	Executed by David G. Van Hooser pursuant to a power of attorney filed with Post-Effective Amendment No. 56.

Harbor Cayman Commodity Fund Ltd. has duly caused this Registration Statement of Harbor Funds, with respect only to information that specifically relates to Harbor Cayman Commodity Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago, and State of Illinois, on the 11th day of December 2009.

HARBOR CAYMAN COMMODITY FUND LTD.

By:	/S/ CHARLES F. MCCAIN
Charles F. McCain Director

This Registration Statement of Harbor Funds, with respect only to information that specifically relates to Harbor Cayman Commodity Fund Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

/S/ DAVID G. VAN HOOSER David G. Van Hooser	Director, Harbor Cayman Commodity Fund Ltd.	December 11, 2009

/S/ CHARLES F. MCCAIN Charles F. McCain	Director, Harbor Cayman Commodity Fund Ltd.	December 11, 2009

HARBOR FUNDS

INDEX TO EXHIBITS IN REGISTRATION STATEMENT

No.	Exhibit

99.i	Legal Opinion.

99.p(3)	Jennison Associates LLC Code of Ethics (09-30-2009).

99.p(4)	Northern Cross Investments, Ltd. Code of Ethics (04-10-2009).

99.p(5)	Pacific Investment Management Co. Code of Ethics (05-01-2009).

99.p(6)	Fischer, Francis Trees & Watts Code of Ethics (04-01-2009).

99.p(8)	Westfield Capital Management Company, L.P. Code of Ethics (05-01-2008).

99.p(9)	EARNEST Partners LLC Code of Ethics (08-04-2008).

99.p(10)	LSV Asset Management Code of Ethics (02-19-2009).

99.p(11)	Shenkman Capital Management, Inc. Code of Ethics (07-01-2008).

99.p(13)	Pzena Investment Management, LLC Code of Ethics (01-16-2009).

99.p(14)	Evercore Investment Management, LLC Code of Ethics (02-26-2007).

99.p(15)	Cohen & Steers Capital Management, Inc. Code of Ethics (10-01-2009).

99.p(16)	Northern Cross, LLC Code of Ethics (03-25-2009).